    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 21, 2008.

                                                              FILE NO. 333-43799

                                                                       811-05439

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                  ------------

                                    FORM N-4

                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

                                  ------------

PRE-EFFECTIVE AMENDMENT NO.                                                 / /
POST-EFFECTIVE AMENDMENT NO. 16                                             /X/

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 172                                                           /X/

                               VARIABLE ACCOUNT D

                           (Exact Name of Registrant)

                        UNION SECURITY INSURANCE COMPANY

                              (Name of Depositor)

                              576 BIELENBERG DRIVE
                               WOODBURY, MN 55125

                   (Address of Depositor's Principal Offices)

                                 (651) 361-5590

              (Depositor's Telephone Number, Including Area Code)

                                RICHARD J. WIRTH
                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                    (Name and Address of Agent for Service)

                                  ------------

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
 AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THE REGISTRATION STATEMENT.

                                  ------------

It is proposed that this filing will become effective:

/ /    immediately upon filing pursuant to paragraph (b) of Rule 485
/X/    on May 1, 2008 pursuant to paragraph (b) of Rule 485
/ /    60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ /    on              , pursuant to paragraph (a)(1) of Rule 485
/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

------------------------------------------------------------------------------
------------------------------------------------------------------------------

                                     PART A

EMPOWER VARIABLE ANNUITY

VARIABLE ACCOUNT D

ISSUED BY:
UNION SECURITY INSURANCE COMPANY
P.O. BOX 64272
ST. PAUL, MINNESOTA 55164

ADMINISTERED BY:
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
P.O. BOX 5085
HARTFORD, CONNECTICUT 06102-5085

TELEPHONE:      1-800-862-6668 (CONTRACT OWNERS)
                1-800-862-7155 (REGISTERED REPRESENTATIVES)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This prospectus describes information you should know before you purchase the EmPower Variable Annuity. Please read it carefully before you purchase your variable annuity.

EmPower Variable Annuity is a contract between you and Union Security Insurance Company (formerly Fortis Benefits Insurance Company) where you agree to make at least one Premium Payment and Union Security agrees to make a series of Annuity Payouts at a later date. This Contract is a flexible premium, tax-deferred, variable annuity offered to both individuals and groups. It is:

X  Flexible, because you may add Premium Payments at any time.

X Tax-deferred, which means you don't pay taxes until you take money out or until we start to make Annuity Payouts.

X Variable, because the value of your Contract will fluctuate with the performance of the underlying Funds.

At the time you purchase your Contract, you allocate your Premium Payment to "Sub-Accounts." These are subdivisions of our Separate Account, an account that keeps your Contract assets separate from our company assets. The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. They may have similar investment strategies and the same portfolio managers as retail mutual funds. This Contract offers you Funds with investment strategies ranging from conservative to aggressive and you may pick those Funds that meet your investment goals and risk tolerance. The Funds are part of the following Portfolio companies: Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc.

You may also allocate some or all of your Premium Payment to a Guarantee Period in our General Account. A Guarantee Period guarantees a rate of interest until a specified maturity date and may be subject to a Market Value Adjustment. Premium Payments allocated to a Guarantee Period are not segregated from our company assets like the assets of the Separate Account.

If you decide to buy this Contract, you should keep this prospectus for your records. You can also call us at 1-800-862-6668 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about this Contract, and, like this prospectus, the Statement of Additional Information is filed with the Securities and Exchange Commission ("SEC").

Although we file the prospectus and the Statement of Additional Information with the SEC, the SEC doesn't approve or disapprove these securities or determine if the information in this prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense. This prospectus and the Statement of Additional Information can also be obtained from the SEC's website (www.sec.gov).

This Contract IS NOT:

-   A bank deposit or obligation

-   Federally insured

-   Endorsed by any bank or governmental agency

This Contract and its features may not be available for sale in all states.

--------------------------------------------------------------------------------


PROSPECTUS DATED: MAY 1, 2008



STATEMENT OF ADDITIONAL INFORMATION DATED: MAY 1, 2008

2                                           UNION SECURITY INSURANCE COMPANY

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TABLE OF CONTENTS


                                                                           PAGE
--------------------------------------------------------------------------------
DEFINITIONS                                                                    3
FEE TABLES                                                                     5
HIGHLIGHTS                                                                     7
GENERAL CONTRACT INFORMATION                                                   8
  Union Security Insurance Company                                             8
  The Separate Account                                                         8
  The Funds                                                                    8
PERFORMANCE RELATED INFORMATION                                               11
GUARANTEE PERIODS                                                             12
THE CONTRACT                                                                  13
  Purchases and Contract Value                                                13
  Charges and Fees                                                            17
  Death Benefit                                                               18
  Surrenders                                                                  19
ANNUITY PAYOUTS                                                               20
OTHER PROGRAMS AVAILABLE                                                      22
OTHER INFORMATION                                                             24
  Legal Proceedings                                                           25
  More Information                                                            25
FEDERAL TAX CONSIDERATIONS                                                    25
INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS                          31
ACCUMULATION UNIT VALUES                                                      38
FURTHER INFORMATION ABOUT UNION SECURITY INSURANCE COMPANY                    41
TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION                      47
APPENDIX I -- SAMPLE MARKET VALUE ADJUSTMENT CALCULATIONS                     48
APPENDIX II -- INVESTMENTS BY UNION SECURITY                                  50
UNION SECURITY FINANCIAL STATEMENTS                                          F-1

UNION SECURITY INSURANCE COMPANY                                           3

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DEFINITIONS

These terms are capitalized when used throughout this prospectus. Please refer to these defined terms if you have any questions as you read your prospectus.

ACCOUNT: Any of the Sub-Accounts or Guarantee Periods.

ACCUMULATION PERIOD: The time after you purchase the Contract until we begin to make Annuity Payouts.

ACCUMULATION UNITS: If you allocate your Premium Payment to any of the Sub-Accounts, we will convert those payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of your Contract prior to Annuitization.

ACCUMULATION UNIT VALUE: The daily price of Accumulation Units on any Valuation Day.

ADMINISTRATIVE OFFICE: Hartford Life and Annuity Insurance Company administers these Contracts. Their location and overnight mailing address is: 200 Hopmeadow Street, Simsbury, Connecticut 06089. Their standard mailing address is: U.S. Wealth Management, P.O. Box 5085, Hartford, Connecticut 06102-5085.


ANNIVERSARY VALUE: The value equal to the Contract Value as of a Contract Anniversary, adjusted for subsequent Premium Payments and partial Surrenders.


ANNUAL MAINTENANCE FEE: An annual $30 charge deducted on a Contract Anniversary or upon full Surrender if the Contract Value at either of those times is less than $100,000. The charge is deducted proportionately from each Account in which you are invested.

ANNUITANT: The person on whose life the Contract is issued. The Annuitant may not be changed after your Contract is issued.

ANNUITY CALCULATION DATE: The date we calculate the first Annuity Payout.

ANNUITY COMMENCEMENT DATE: The later of the 10th Contract Anniversary or the date the Annuitant reaches age 90, unless you elect an earlier date or we, in our sole discretion, agree to postpone to another date following our receipt of an extension request.

ANNUITY PAYOUT: The money we pay out after the Annuity Commencement Date for the duration and frequency you select.

ANNUITY PAYOUT OPTION: Any of the options available for payout after the Annuity Commencement Date or death of the Contract Owner or Annuitant.

ANNUITY PERIOD: The time during which we make Annuity Payouts.

ANNUITY UNIT: The unit of measure we use to calculate the value of your Annuity Payouts under a variable dollar amount Annuity Payout Option.

ANNUITY UNIT VALUE: The daily price of Annuity Units on any Valuation Day.

BENEFICIARY: The person entitled to receive benefits pursuant to the terms of the Contract upon the death of any Contract Owner, joint Contract Owner or Annuitant.

CHARITABLE REMAINDER TRUST: An irrevocable trust, where an individual donor makes a gift to the trust, and in return receives an income tax deduction. In addition, the individual donor has the right to receive a percentage of the trust earnings for a specified period of time.

CODE: The Internal Revenue Code of 1986, as amended.

COMMUTED VALUE: The present value of any remaining guaranteed Annuity Payouts. This amount is calculated using the Assumed Investment Return for variable dollar amount Annuity Payouts and a rate of return determined by us for fixed dollar amount Annuity Payouts.

CONTINGENT ANNUITANT: The person you may designate to become the Annuitant if the original Annuitant dies before the Annuity Commencement Date. You must name a Contingent Annuitant before the original Annuitant's death. This is only available if you own a Non-Qualified Contract.

CONTRACT: The individual Annuity Contract and any endorsements or riders. Group participants and some individuals may receive a certificate rather than a Contract.

CONTRACT ANNIVERSARY: The anniversary of the date we issued your Contract. If the Contract Anniversary falls on a Non-Valuation Day, then the Contract Anniversary will be the next Valuation Day.

CONTRACT OWNER, OWNER OR YOU: The owner or holder of the Contract described in this prospectus including any joint Owners. We do not capitalize "you" in the prospectus.

CONTRACT VALUE: The total value of the Accounts on any Valuation Day.

CONTRACT YEAR: Any 12 month period between Contract Anniversaries, beginning with the date the Contract was issued.

DEATH BENEFIT: The amount payable after the Contract Owner or the Annuitant dies.


GENERAL ACCOUNT: This account holds our company assets and any assets not allocated to a Separate Account. The assets in this account are available to the creditors of Union Security.


JOINT ANNUITANT: The person on whose life Annuity Payouts are based if the Annuitant dies after Annuitization. You may name a Joint Annuitant only if your Annuity Payout Option provides for a survivor. The Joint Annuitant may not be changed.

4                                           UNION SECURITY INSURANCE COMPANY

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MARKET VALUE ADJUSTMENT: An adjustment that either increases or decreases the amount we pay you under certain circumstances.

NET INVESTMENT FACTOR: This is used to measure the investment performance of a Sub-Account from one Valuation Day to the next, and is also used to calculate your Annuity Payout amount.

NON-VALUATION DAY: Any day the New York Stock Exchange is not open for trading.

PAYEE: The person or party you designate to receive Annuity Payouts.

PREMIUM PAYMENT: Money sent to us to be invested in your Contract.

PREMIUM TAX: A tax charged by a state or municipality on Premium Payments.

QUALIFIED CONTRACT: A Contract that is defined as a tax-qualified retirement plan in the Code.

REQUIRED MINIMUM DISTRIBUTION: A federal requirement that individuals age 70 1/2 and older must take a distribution from their tax-qualified retirement account by December 31, each year. For employer sponsored Qualified Contracts, the individual must begin taking distributions at the age of 70 1/2 or upon retirement, whichever comes later.

SUB-ACCOUNT VALUE: The value on or before the Annuity Calculation Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit Value for that Sub-Account.

SURRENDER: A complete or partial withdrawal from your Contract.


SURRENDER VALUE: The amount we pay you if you terminate your Contract before the Annuity Commencement Date. The Surrender Value is equal to the Contract Value minus any applicable charges (subject to rounding) and increased or decreased, as applicable, by any Market Value Adjustment.


UNION SECURITY: Union Security Insurance Company, the company that issued this Contract.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. Values of the Separate Account are determined as of the close of the New York Stock Exchange, generally 4:00 p.m. Eastern Time.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

UNION SECURITY INSURANCE COMPANY                                           5

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                                   FEE TABLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT.

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU PURCHASE THE CONTRACT OR SURRENDER THE CONTRACT. CHARGES FOR STATE PREMIUM TAXES MAY ALSO BE DEDUCTED WHEN YOU PURCHASE THE CONTRACT, UPON SURRENDER OR WHEN WE START TO MAKE ANNUITY PAYOUTS.

CONTRACT OWNER TRANSACTION EXPENSES

                                                                                                           DURING
                                                                                                        ACCUMULATION
                                                                                                           PERIOD
-----------------------------------------------------------------------------------------------------------------------
Sales Charge Imposed on Purchases (as a percentage of Premium Payments)                                       None
Maximum Contingent Deferred Sales Charge (as a percentage of Premium Payments)                                None
SUB-ACCOUNT TRANSFER FEE (1)                                                                                   $25

(1)  The Sub-Account Transfer Fee is currently being waived.

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY AND ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FEES AND EXPENSES OF THE UNDERLYING FUNDS.

ANNUAL MAINTENANCE FEE (2)                                                                               $30
SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average daily Sub-Account value)
  Mortality and Expense Risk Charge                                                                       1.10%
  Administrative Charge                                                                                   0.15%
  Total Separate Account Annual Expenses                                                                  1.25%


(2) An annual $30 charge deducted on a Contract Anniversary or upon Surrender if the Contract Value at either of those times is less than $100,000. It is deducted proportionately from the Sub-Accounts in which you are invested at the time of the charge.



THIS TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL ANNUAL FUND OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS THAT YOU MAY PAY ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.



                                                                   MINIMUM            MAXIMUM
--------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                 0.33%              0.96%
(these are expenses that are deducted from Fund assets,
including management fees, Rule 12b-1 distribution
and/or service fees, and other expenses)

6                                           UNION SECURITY INSURANCE COMPANY

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EXAMPLE

THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION EXPENSES, MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES, AND TOTAL ANNUAL FUND OPERATING EXPENSES.

THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUMES THE MAXIMUM FEES AND EXPENSES OF ANY OF THE FUNDS. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:

(1)  If you Surrender your Contract at the end of the applicable time period:


1 year                                                                      $257
3 years                                                                     $786
5 years                                                                   $1,339
10 years                                                                  $2,832


(2)  If you annuitize at the end of the applicable time period:


1 year                                                                      $227
3 years                                                                     $756
5 years                                                                   $1,309
10 years                                                                  $2,802


(3)  If you do not Surrender your Contract:


1 year                                                                      $257
3 years                                                                     $786
5 years                                                                   $1,339
10 years                                                                  $2,832


CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------

When Premium Payments are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. For more information on how Accumulation Unit Values are calculated see "How is the value of my Contract calculated before the Annuity Commencement Date?". Please refer to the section entitled "Accumulation Unit Values" in this prospectus for information regarding Accumulation Unit Values.

UNION SECURITY INSURANCE COMPANY                                           7

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HIGHLIGHTS

HOW DO I PURCHASE THIS CONTRACT?

You must complete our application or order request and submit it to us for approval with your first Premium Payment. Your first Premium Payment must be at least $25,000 ($10,000 for Qualified Contracts) and subsequent Premium Payments must be at least $50, unless you take advantage of our InvestEase(R) Program or are part of certain retirement plans.

- For a limited time, usually within ten days after you receive your Contract, you may cancel your Contract. You may bear the investment risk for your Premium Payment prior to our receipt of your request for cancellation.

IS THERE AN ANNUAL MAINTENANCE FEE?

We deduct this $30 Fee each year on your Contract Anniversary or when you fully Surrender your Contract, if, on either of those dates, the value of your Contract is less than $100,000.

WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS?

In addition to the Annual Maintenance Fee, you pay the following charges each year:

- MORTALITY AND EXPENSE RISK CHARGE -- This charge is deducted daily and is equal to an annual charge of 1.10% of your Contract Value invested in the Sub-Accounts.

- ADMINISTRATIVE CHARGE -- This charge is for administration. It is deducted daily and is equal to an annual charge of 0.15% of the Contract Value held in the Sub-Accounts.

- ANNUAL FUND OPERATING EXPENSES -- These are charges for the Funds. See the Funds' prospectuses for more complete information.

Charges and fees may have a significant impact on Contract Values and the investment performance of Sub-Accounts. This impact may be more significant with Contracts with lower Contract Values.

CAN I TAKE OUT ANY OF MY MONEY?

You may Surrender all or part of the amounts you have invested at any time before we start making Annuity Payouts.

- You may have to pay income tax on the money you take out and, if you Surrender before you are age 59 1/2 , you may have to pay an income tax penalty.
-     You may have to pay a Market Value Adjustment on the amount you Surrender.

IS THERE A MARKET VALUE ADJUSTMENT?

Surrenders and other withdrawals from a Guarantee Period in our General Account more than fifteen days from the end of a Guarantee Period are subject to a Market Value Adjustment. The Market Value Adjustment may increase or reduce the General Account value of your Contract. A Market Value Adjustment will also be applied to any General Account value that is transferred from the General Account to other Sub-Accounts before the end of the Guarantee Period. The Market Value Adjustment is computed using a formula that is described in this prospectus under "Market Value Adjustment."

WHAT INVESTMENT CHOICES ARE AVAILABLE?

You may allocate your Premium Payment or Contract Values among the following investment choices:

-   The variable Sub-Accounts that invest in underlying Funds; and/or

- One or more Guarantee Periods, which may be subject to a Market Value Adjustment.

Guarantee Periods are not available for Contracts issued in Pennsylvania and Nevada.

WILL UNION SECURITY PAY A DEATH BENEFIT?

There is a Death Benefit if the Contract Owner dies before we begin to make Annuity Payouts. If the Contract Owner is a non-natural person, we will pay the Death Benefit upon the death of the Annuitant prior to the Annuity Commencement Date. In such case, if more than one Annuitant has been named, we will pay the Death Benefit only upon the death of the last survivor of the Annuitants. The Death Benefit amount will remain invested in the Sub-Accounts according to your last instructions and will fluctuate with the performance of the underlying Funds until we receive proof of death and complete instructions from the Beneficiary.

The Death Benefit is the greatest of:

- The total Premium Payments you have made to us minus adjustments for partial Surrenders; or

-   The Contract Value of your Contract; or

- The highest Anniversary Value before the earlier of the decedent's death or the Contract Owner's age 75.

See "Death Benefit" for a complete description for the Death Benefit applicable to your Contract.

WHAT ANNUITY PAYOUT OPTIONS ARE AVAILABLE?

When it comes time for us to make payouts, you may choose one of the following Annuity Payout Options: Life Annuity, Life Annuity with Payments for 10 or 20 years, Joint and Full Survivor Life Annuity, and Joint and 1/2 Contingent Survivor Life Annuity. We may make other Annuity Payout Options available at any time.

You must begin to take payouts by the Annuitant's 110th birthday unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. The date you select may have tax consequences, so please check with a qualified tax advisor. You cannot begin to take Annuity Payouts until the completion of the 2nd Contract Year. If you do not tell us what Annuity Payout Option you want before that time, we will make Automatic Annuity Payouts under the Life Annuity with Payments for a Period Certain Payout Option with a ten-year period certain payment option.

8                                           UNION SECURITY INSURANCE COMPANY

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Depending on the investment allocation of your Contract in effect on the Annuity
Commencement Date, we will make Automatic Annuity Payouts that are:

-   fixed dollar amount Automatic Annuity Payouts,

-   variable dollar amount Automatic Annuity Payouts, or

- a combination of fixed dollar amount and variable dollar amount Automatic Annuity Payouts.

GENERAL CONTRACT INFORMATION

UNION SECURITY INSURANCE COMPANY

Union Security Insurance Company ("Union Security") is the issuer of the contracts. Union Security is an Iowa corporation founded in 1910. It is qualified to sell life insurance and annuity contracts in the District of Columbia and in all states except New York.

Union Security is a wholly owned subsidiary of Assurant, Inc. Assurant, Inc. is the ultimate parent of Union Security Insurance Company. Assurant, Inc. is a premier provider of specialized insurance products and related services in North America and selected other international markets. Its stock is traded on the New York Stock Exchange under the symbol AIZ.

All of the guarantees and commitments under the contracts are general obligations of Union Security. None of Union Security's affiliated companies has any legal obligation to back Union Security's obligations under the contracts.

On April 1, 2001, Union Security entered into an agreement with Hartford Life and Annuity Insurance Company ("Hartford") to co-insure the obligations of Union Security under the variable annuity Contracts and to provide administration for the Contracts. Hartford was originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Hartford's offices are located in Simsbury, Connecticut; however, its mailing address is P.O. Box 2999, Hartford, CT 06104-2999. Hartford is ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

THE SEPARATE ACCOUNT

The Separate Account is where we set aside and invest the assets of some of our annuity contracts, including this Contract. The Separate Account was established on October 14, 1987 as "Variable Account D" and is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision by the SEC of the management or the investment practices of the Separate Account, Union Security or Hartford. The Separate Account meets the definition of "Separate Account" under federal securities law. This Separate Account holds only assets for variable annuity contracts. The Separate Account:

- Holds assets for your benefit and the benefit of other Contract Owners, and the persons entitled to the payouts described in the Contract.

- Is not subject to the liabilities arising out of any other business Union Security or Hartford may conduct.

- Is not affected by the rate of return of Union Security's General Account or Hartford's General Account or by the investment performance of any of Union Security's or Hartford's other Separate Accounts.

- May be subject to liabilities from a Sub-Account of the Separate Account that holds assets of other variable annuity contracts offered by the Separate Account, which are not described in this prospectus.

- Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds.


We do not guarantee the investment results of the Separate Account. There is no assurance that the value of your Contract will equal the total of the payments you make to us.


THE FUNDS


FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
HARTFORD HLS SERIES FUND II, INC.
 HARTFORD GROWTH OPPORTUNITIES HLS FUND  Capital appreciation                         HL Investment Advisors, LLC
  -- CLASS IA                                                                         Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD SMALLCAP GROWTH HLS FUND --    Maximize capital appreciation                HL Investment Advisors, LLC
  CLASS IA                                                                            Sub-advised by Wellington Management
                                                                                      Company, LLP and Hartford Investment
                                                                                      Management Company
 HARTFORD U.S. GOVERNMENT SECURITIES     Maximize total return with a high level of   HL Investment Advisors, LLC
  HLS FUND -- CLASS IA                   current income consistent with prudent       Sub-advised by Hartford Investment
                                         investment risk                              Management Company

UNION SECURITY INSURANCE COMPANY                                           9

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
FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 HARTFORD VALUE OPPORTUNITIES HLS FUND   Capital appreciation                         HL Investment Advisors, LLC
  -- CLASS IA                                                                         Sub-advised by Wellington Management
                                                                                      Company, LLP
HARTFORD SERIES FUND, INC.
 HARTFORD ADVISERS HLS FUND -- CLASS IA  Maximum long-term total return               HL Investment Advisors, LLC
                                                                                      Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD CAPITAL APPRECIATION HLS FUND  Growth of capital                            HL Investment Advisors, LLC
  -- CLASS IA                                                                         Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD DISCIPLINED EQUITY HLS FUND    Growth of capital                            HL Investment Advisors, LLC
  -- CLASS IA                                                                         Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD DIVIDEND AND GROWTH HLS FUND   High level of current income consistent      HL Investment Advisors, LLC
  -- CLASS IA                            with growth of capital                       Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD EQUITY INCOME HLS FUND --      High level of current income consistent      HL Investment Advisors, LLC
  CLASS IA                               with growth of capital                       Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD FUNDAMENTAL GROWTH HLS FUND    Long-term capital appreciation               HL Investment Advisors, LLC
  -- CLASS IA (1)                                                                     Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD GLOBAL ADVISERS HLS FUND --    Maximum long-term total rate of return       HL Investment Advisors, LLC
  CLASS IA                                                                            Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD GLOBAL GROWTH HLS FUND --      Growth of capital                            HL Investment Advisors, LLC
  CLASS IA (2)                                                                        Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD GROWTH HLS FUND -- CLASS IA    Long-term capital appreciation               HL Investment Advisors, LLC
                                                                                      Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD HIGH YIELD HLS FUND -- CLASS   High current income with growth of capital   HL Investment Advisors, LLC
  IA                                     as a secondary objective                     Sub-advised by Hartford Investment
                                                                                      Management Company
 HARTFORD INDEX HLS FUND -- CLASS IA     Seeks to provide investment results which    HL Investment Advisors, LLC
                                         approximate the price and yield performance  Sub-advised by Hartford Investment
                                         of publicly traded common stocks in the      Management Company
                                         aggregate
 HARTFORD INTERNATIONAL GROWTH HLS FUND  Capital appreciation                         HL Investment Advisors, LLC
  -- CLASS IA (3)                                                                     Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD INTERNATIONAL OPPORTUNITIES    Long-term growth of capital                  HL Investment Advisors, LLC
  HLS FUND -- CLASS IA                                                                Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD INTERNATIONAL SMALL COMPANY    Capital appreciation                         HL Investment Advisors, LLC
  HLS FUND -- CLASS IA                                                                Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD MONEY MARKET HLS FUND --       Maximum current income consistent with       HL Investment Advisors, LLC
  CLASS IA*                              liquidity and preservation of capital        Sub-advised by Hartford Investment
                                                                                      Management Company

10                                          UNION SECURITY INSURANCE COMPANY

-------------------------------------------------------------------------------


FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 HARTFORD MORTGAGE SECURITIES HLS FUND   Maximum current income consistent with       HL Investment Advisors, LLC
  -- CLASS IA                            safety of principal and maintenance of       Sub-advised by Hartford Investment
                                         liquidity by investing primarily in          Management Company
                                         mortgage related securities
 HARTFORD STOCK HLS FUND -- CLASS IA     Long-term growth of capital                  HL Investment Advisors, LLC
                                                                                      Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD TOTAL RETURN BOND HLS FUND --  Competitive total return, with income as a   HL Investment Advisors, LLC
  CLASS IA                               secondary objective                          Sub-advised by Hartford Investment
                                                                                      Management Company
 HARTFORD VALUE HLS FUND -- CLASS IA     Long-term total return                       HL Investment Advisors, LLC
                                                                                      Sub-advised by Wellington Management
                                                                                      Company, LLP



NOTES



(1)  Formerly Hartford Focus HLS Fund -- Class IA



(2)  Formerly Hartford Global Leaders HLS Fund -- Class IA



(3)  Formerly Hartford International Capital Appreciation HLS Fund -- Class IA



* In a low interest rate environment, yields for money market funds, after deduction of Contract charges may be negative even though the fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Sub-Account or participate in an Asset Allocation Program where Contract Value is allocated to a money market Sub-Account, that portion of your Contract Value may decrease in value.


We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks. These risks and the Funds' expenses are more fully described in the Funds' prospectus, and the Funds' Statement of Additional Information which may be ordered from us. The Funds' prospectus should be read in conjunction with this Prospectus before investing.

The Funds may not be available in all states.

MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding. These risks are disclosed in the Funds' prospectus.

Certain underlying Fund shares may also be sold to tax-qualified plans pursuant to an exemptive order and applicable tax laws. If Fund shares are sold to non-qualified plans, or to tax-qualified plans that later lose their tax-qualified status, the affected Funds may fail the diversification requirements of Code Section 817(h), which could have adverse tax consequences for Contract Owners with premiums allocated to the affected Funds. See "Federal Tax Considerations" for more information.

VOTING RIGHTS -- We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

- Notify you of any Fund shareholders' meeting if the shares held for your Contract may be voted.

- Send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your Contract.

-   Arrange for the handling and tallying of proxies received from Contract
    Owners.

- Vote all Fund shares attributable to your Contract according to instructions received from you, and

- Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.


If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any shareholder meeting at which shares held for your Contract may be voted. After we begin to make Annuity Payouts to you, the number of votes you have will decrease. As a result of proportional voting, a small number of Contract Owners could determine the outcome of a proposition subject to shareholder vote.


SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS -- We reserve the right, subject to any applicable law, to make certain changes to the Funds offered under your Contract. We may, in

UNION SECURITY INSURANCE COMPANY                                          11

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our sole discretion, establish new Funds. New Funds will be made available to existing Contract Owners as we determine appropriate. We may also close one or more Funds to additional Premium Payments or transfers from existing Sub-Accounts. Unless otherwise directed, investment instructions will be automatically updated to reflect the Fund surviving after any merger, substitution or liquidation.

We may eliminate the shares of any of the Funds from the Contract for any reason and we may substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the Investment Company Act of 1940 (the "1940 Act"), substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the Commission and we have notified you of the change.

In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Contract necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of Contract Owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be deregistered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.

ADMINISTRATIVE AND DISTRIBUTION SERVICES -- Union Security has entered into agreements with the investment advisers or distributors of many of the Funds. Under the terms of these agreements, Union Security or its agents, provide administrative and distribution related services and the Funds pay fees that are usually based on an annual percentage of the average daily net assets of the Funds. These agreements may be different for each Fund or each Fund family and may include fees under a distribution and/or servicing plan adopted by a Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940.

PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts, Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.


When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of either the Separate Account's inception or the Sub-Account's inception, whichever is later, for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. Total return calculations reflect a deduction for Total Annual Fund Operating Expenses, any Contingent Deferred Sales Charge, Separate Account Annual Expenses without any optional charge deductions, and the Annual Maintenance Fee.


The Separate Account may also advertise non-standardized total returns that pre-date the inception of the Separate Account. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. Non-standardized total return calculations reflect a deduction for Total Annual Fund Operating Expenses and Separate Account Annual Expenses without any optional charge deductions, and do not include deduction for Contingent Deferred Sales Charge or the Annual Maintenance Fee. This means the non-standardized total return for a Sub-Account is higher than the standardized total return for a Sub-Account. These non-standardized returns must be accompanied by standardized returns.

If applicable, the Sub-Accounts may advertise yield in addition to total return. This yield is based on the 30-day SEC yield of the underlying Fund less the recurring charges at the Separate Account level.

A money market Sub-Account may advertise yield and effective yield. The yield of a Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is compounded in the course of a 52-week period. Yield and effective yield include the recurring charges at the Separate Account level.

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as systematic investing and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contract and the characteristics of and market for such alternatives.

12                                          UNION SECURITY INSURANCE COMPANY

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GUARANTEE PERIODS

ANY AMOUNT YOU ALLOCATE TO OUR GENERAL ACCOUNT UNDER THIS CONTRACT EARNS A GUARANTEED INTEREST RATE BEGINNING ON THE DATE YOU MAKE THE ALLOCATION. THE GUARANTEED INTEREST RATE CONTINUES FOR THE NUMBER OF YEARS YOU SELECT, UP TO A MAXIMUM OF TEN YEARS. WE CALL THIS A GUARANTEE PERIOD. AT THE END OF YOUR GUARANTEE PERIOD, YOUR CONTRACT VALUE, INCLUDING ACCRUED INTEREST, WILL BE ALLOCATED TO A NEW GUARANTEE PERIOD THAT IS THE SAME LENGTH AS YOUR ORIGINAL GUARANTEE PERIOD. HOWEVER, YOU MAY REALLOCATE YOUR CONTRACT VALUE TO DIFFERENT GUARANTEE PERIODS OR TO THE SUB-ACCOUNTS. IF YOU DECIDE TO REALLOCATE YOUR CONTRACT VALUE, YOU MUST DO SO BY SENDING US A WRITTEN REQUEST. WE MUST RECEIVE YOUR WRITTEN REQUEST AT LEAST THREE BUSINESS DAYS BEFORE THE END OF YOUR GUARANTEE PERIOD. THE FIRST DAY OF YOUR NEW GUARANTEE PERIOD OR OTHER REALLOCATION WILL BE THE DAY AFTER THE END OF YOUR PREVIOUS GUARANTEE PERIOD. WE WILL NOTIFY YOU AT LEAST 45 DAYS AND NOT MORE THAN 75 DAYS BEFORE THE END OF YOUR GUARANTEE PERIOD.

We currently offer ten different Guarantee Periods. These Guarantee Periods range in length from one to ten years. Each Guarantee Period has its own guaranteed interest rate, which may differ from other Guarantee Periods. We will, at our discretion, change the guaranteed interest rate for future Guarantee Periods. These changes will not affect the guaranteed interest rates we are paying on current Guarantee Periods. The guaranteed interest rate will never be less than an effective annual rate of 3%. We cannot predict or assure the level of any future guaranteed interest rates in excess of an effective annual rate of 3%.

We declare the guaranteed interest rates from time to time as market conditions dictate. We advise you of the guaranteed interest rate for a Guarantee Period at the time we receive a Purchase Payment from you, or at the time we execute a transfer you have requested, or at the time a Guarantee Period is renewed. You may obtain information concerning the guaranteed interest rates that apply to the various Guarantee Periods. You may obtain this information from our home office or from your sales representative at any time.

The maximum amount you can invest in a Guarantee Period is $500,000.

We do not have a specific formula for establishing the guaranteed interest rates for the Guarantee Periods. Guaranteed interest rates may be influenced by the available interest rates on the investments we acquire with the amounts you allocate for a particular Guarantee Period. Guaranteed interest rates do not necessarily correspond to the available interest rates on the investments we acquire with the amounts you allocate for a particular Guarantee Period. In addition, when we determine guaranteed interest rates, we may consider:

-   the duration of a Guarantee Period,

-   regulatory and tax requirements,

-   sales and administrative expenses we bear,

-   risks we assume,

-   our profitability objectives, and

-   general economic trends.

Guarantee Periods are not available for Contracts issued in Pennsylvania or Nevada.

MARKET VALUE ADJUSTMENT

Except as described below, we will apply a Market Value Adjustment to any General Account value that is:

-   surrendered,

-   transferred, or

-   otherwise paid out

-   before the end of its Guarantee Period.

For example, we will apply a Market Value Adjustment to account value that we pay:

-   as a death benefit pursuant to a Contract,

-   as an amount applied to an Annuity Payout option, or

-   as an amount paid as a single sum in lieu of an Annuity Payout.

The Market Value Adjustment reflects both the amount of time left in your Guarantee Period and the difference between the rate of interest credited to your current Guarantee Period and the rate of interest we are crediting to a new Guarantee Period with a duration equal to the amount of time left in your Guarantee Period. If your Guarantee Period's rate of interest is lower than, or relatively the same as (due to the application of the Market Value Adjustment factor (as described in Appendix I)), the rate of interest we are currently crediting the new Guarantee Period, then the application of the Market Value Adjustment will reduce the amount you receive or transfer. Conversely, if your Guarantee Period's rate of interest is higher than the rate of interest we are crediting for the new Guarantee Period, then the application of the Market Value Adjustment will increase the amount you receive or transfer.

You will find sample Market Value Adjustment calculations in Appendix I.

We do not apply a Market Value Adjustment to withdrawals and transfers of account value under two exceptions.

(1) We will not apply a Market Value Adjustment to account value that we pay out during a 30 day period that: -- begins 15 days before the end date of the Guarantee Period in which the account value was being held, and that:
     -- ends 15 days after the end date of the Guarantee Period in which the account value was being held.

(2) We will not apply a Market Value Adjustment to account value that is withdrawn or transferred from a Guarantee Period on a periodic, automatic basis. This exception only applies to such withdrawals or transfers under a formal

UNION SECURITY INSURANCE COMPANY                                          13

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    Union Security program for the withdrawal or transfer of General Account value.

We may impose conditions and limitations on any formal Union Security program for the withdrawal or transfer of General Account value. Ask your Union Security representative about the availability of such a program in your state. In addition, if such a program is available in your state, your Union Security representative can inform you about the conditions and limitations that may apply to that program.

THE CONTRACT

PURCHASES AND CONTRACT VALUE

WHAT TYPES OF CONTRACTS ARE AVAILABLE?

The Contract is an individual or group tax-deferred variable annuity contract. It is designed for retirement planning purposes and may be purchased by any individual, group or trust, including:

- Any trustee or custodian for a retirement plan qualified under Sections 401(a) or 403(a) of the Code;

- Annuity purchase plans adopted by public school systems and certain tax-exempt organizations according to Section 403(b) of the Code; and

-   Individual Retirement Annuities adopted according to Section 408 of the
    Code.

- Certain eligible deferred compensation plans as defined in Section 457 of the Code.

The examples above represent Qualified Contracts, as defined by the Code. In addition, individuals and trusts can also purchase Contracts that are not part of a tax qualified retirement plan. These are known as Non-Qualified Contracts.

If you are purchasing the Contract for use in an IRA or other qualified retirement plan, you should consider other features of the Contract besides tax deferral, since any investment vehicle used within an IRA or other qualified plan receives tax-deferred treatment under the Code.

HOW DO I PURCHASE A CONTRACT?

You may purchase a Contract through a Financial Intermediary. A Registered Representative will work with you to complete and submit an application or an order request form. Part of this process will include an assessment whether this variable annuity may be suitable for you. Prior to recommending the purchase or exchange of a deferred variable annuity, your Registered Representative shall make reasonable efforts to obtain certain information about you and your investment needs. This recommendation will be independently reviewed by a principal within your Financial Intermediary before an application or order will be sent to us. Your Premium Payment will not be invested in any Fund during this period.


To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, your Financial Intermediary will ask for your name, address, date of birth and other information that will allow us to identify you. They may also ask to see your driver's license or other identifying documents. Non-Resident Alien (NRA) application submissions require our prior approval.


The minimum initial Premium Payment required to buy this Contract varies based on the type of purchaser, variable annuity variation chosen and whether you enroll in a systematic investment program such as the InvestEase(R) Program. Financial Intermediaries may impose other requirements regarding the form of payment they will accept. Premium Payments not actually received by us within the time period provided below will result in the rejection of your application or order request.

Premium Payments sent to us must be made in U.S. dollars and checks must be drawn on U.S. banks. We do not accept cash, third party checks or double endorsed checks. We reserve the right to limit the number of checks processed at one time. If your check does not clear, your purchase will be cancelled and you could be liable for any losses or fees incurred. A check must clear our account through our Administrative Office to be considered to be in good order.

Premium Payments may not exceed $1 million without our prior approval. We reserve the right to impose special conditions on anyone who seeks our approval to exceed this limit.

You and your Annuitant must not be older than age 85 on the date that your Contract is issued. You must be of minimum legal age in the state where the Contract is being purchased or a guardian must act on your behalf. Optional riders are subject to additional maximum issue age restrictions.

HOW ARE PREMIUM PAYMENTS APPLIED TO MY CONTRACT?

Your initial Premium Payment will be invested within two Valuation Days of our receipt of both a properly completed application order request and the Premium Payment. If we receive your subsequent Premium Payment before the close of the New York Stock Exchange, it will be priced on the same Valuation Day. If we receive your Premium Payment after the close of the New York Stock Exchange, it will be invested on the next Valuation Day. If we receive your subsequent Premium Payment on a Non-Valuation Day, the amount will be invested on the next Valuation Day. Unless we receive new instructions, we will invest the Premium Payment based on your last allocation instructions on record. We will send you a confirmation when we invest your Premium Payment.

If the request or other information accompanying the initial Premium Payment is incomplete when received, we will hold the money in a non-interest bearing account for up to five Valuation Days (from the Valuation Day that we actually receive your initial Premium Payment at our Administrative Office together with the Premium Payment) while we try to obtain

14                                          UNION SECURITY INSURANCE COMPANY

-------------------------------------------------------------------------------

complete information. If we cannot obtain the information within five Valuation Days, we will either return the Premium Payment and explain why the Premium Payment could not be processed or keep the Premium Payment if you authorize us to keep it until you provide the necessary information.

CAN I CANCEL MY CONTRACT AFTER I PURCHASE IT?

If, for any reason, you are not satisfied with your Contract, simply return it within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. In some states, you may be allowed more time to cancel your Contract. We may require additional information, including a signature guarantee, before we can cancel your Contract.

Unless otherwise required by state law, we will pay you your Contract Value as of the Valuation Date we receive your request to cancel and will refund any sales or contract charges incurred during the period you owned the Contract. The Contract Value may be more or less than your Premium Payments depending upon the investment performance of your Account. This means that you bear the risk of any decline in your Contract Value until we receive your notice of cancellation. In certain states, however, we are required to return your Premium Payment without deduction for any fees or charges.

HOW IS THE VALUE OF MY CONTRACT CALCULATED BEFORE THE ANNUITY COMMENCEMENT DATE?

The Contract Value is the sum of all Accounts. There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit Value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit Value. On any Valuation Day your Contract Value reflects the investment performance of the Sub-Accounts and will fluctuate with the performance of the underlying Funds.

When Premium Payments are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. The more Premium Payments you make to your Contract, the more Accumulation Units you will own. You decrease the number of Accumulation Units you have by requesting Surrenders, transferring money out of an Account, settling a Death Benefit claim or by annuitizing your Contract.

To determine the current Accumulation Unit Value, we take the prior Valuation Day's Accumulation Unit Value and multiply it by the Net Investment Factor for the current Valuation Day.

The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:

- The net asset value per share plus applicable distributions per share of each Fund at the end of the current Valuation Day divided by

- The net asset value per share of each Fund at the end of the prior Valuation Day; multiplied by

- The daily expense factor for the mortality and expense risk charge adjusted for the number of days in the period, and any other applicable charges.

We will send you a statement at least annually, which tells you how many Accumulation Units you have, their value and your total Contract Value.

A Contract's Guarantee Period value is guaranteed by Union Security. We bear the investment risk with respect to amounts allocated to a Guarantee Period, except to the extent that (1) we may vary the guaranteed interest rate for future Guarantee Periods (subject to the 3% effective annual minimum) and (2) the Market Value Adjustment imposes investment risks on you. The Contract's Guarantee Period value on any Valuation Date is the sum of its General Account values in each Guarantee Period on that date. The General Account value in a Guarantee Period is equal to the following amounts, in each case increased by accrued interest at the applicable guaranteed interest rate:

- The amount of Premium Payments or transferred amounts allocated to the Guarantee Period; less

-   The amount of any transfers or Surrenders out of the Guarantee Period.

CAN I TRANSFER FROM ONE INVESTMENT CHOICE TO ANOTHER?

Subject to the restrictions below, you may transfer Contract Value:

-   From a Sub-Account to another Sub-Account;

-   From a Sub-Account to a Guarantee Period;

-   From a Guarantee Period to a Sub-Account;

-   From a Guarantee Period to another Guarantee Period.

Transfers from a Guarantee Period may be subject to a Market Value Adjustment.

CAN I TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?

You may make transfers between the Sub-Accounts offered in this Contract according to our policies and procedures as amended from time to time.

WHAT IS A SUB-ACCOUNT TRANSFER?

A Sub-Account transfer is a transaction requested by you that involves reallocating part or all of your Contract Value among the Funds available in your Contract. Your transfer request will be processed as of the end of the Valuation Day that it received is in good order. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

UNION SECURITY INSURANCE COMPANY                                          15

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WHAT HAPPENS WHEN I REQUEST A SUB-ACCOUNT TRANSFER?

Many Contract Owners request Sub-Account transfers. Some request transfers into (purchases) a particular Sub-Account, and others request transfers out of (redemptions) a particular Sub-Account. In addition, some Contract Owners allocate new Premium Payments to Sub-Accounts, and others request Surrenders. We combine all the daily requests to transfer out of a Sub-Account along with all Surrenders from that Sub-Account and determine how many shares of that Fund we would need to sell to satisfy all Contract Owners' "transfer-out" requests. At the same time, we also combine all the daily requests to transfer into a particular Sub-Account or new Premium Payments allocated to that Sub-Account and determine how many shares of that Fund we would need to buy to satisfy all Contract Owners' "transfer-in" requests.

In addition, many of the Funds that are available as investment options in our variable annuity products are also available as investment options in variable life insurance policies, retirement plans, funding agreements and other products offered by us or our affiliates. Each day, investors and participants in these other products engage in similar transfer transactions.

We take advantage of our size and available technology to combine sales of a particular Fund for many of the variable annuities, variable life insurance policies, retirement plans, funding agreements or other products offered by us or our affiliates. We also combine many of the purchases of that particular Fund for many of the products we offer. We then "net" these trades by offsetting purchases against redemptions. Netting trades has no impact on the net asset value of the Fund shares that you purchase or sell. This means that we sometimes reallocate shares of a Fund rather than buy new shares or sell shares of the Fund.

For example, if we combine all transfer-out (redemption) requests and Surrenders of a stock Fund Sub-Account with all other sales of that Fund from all our other products, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Contract Owners and the owners of other products offered by us, want to transfer-in (purchase) an amount equal to $300,000 of that same Fund, then we would send a sell order to the Fund for $700,000 (a $1 million sell order minus the purchase order of $300,000) rather than making two or more transactions.

WHAT RESTRICTIONS ARE THERE ON MY ABILITY TO MAKE A SUB-ACCOUNT TRANSFER?

FIRST, YOU MAY MAKE ONLY ONE SUB-ACCOUNT TRANSFER REQUEST EACH DAY. We limit each Contract Owner to one Sub-Account transfer request each Valuation Day. We count all Sub-Account transfer activity that occurs on any one Valuation Day as one "Sub-Account transfer;" however, you cannot transfer the same Contract Value more than once a Valuation Day.

EXAMPLES

TRANSFER REQUEST PER VALUATION DAY                                 PERMISSIBLE?
--------------------------------------------------------------------------------
Transfer $10,000 from a money market Sub-Account to a growth           Yes
Sub-Account
Transfer $10,000 from a money market Sub-Account to any number         Yes
of other Sub-Accounts (dividing the $10,000 among the other
Sub-Accounts however you chose)
Transfer $10,000 from any number of different Sub-Accounts to          Yes
any number of other Sub-Accounts
Transfer $10,000 from a money market Sub-Account to a growth            No
Sub-Account and then, before the end of that same Valuation Day, transfer the same $10,000 from the growth Sub-Account to an
international Sub-Account

SECOND, YOU ARE ALLOWED TO SUBMIT A TOTAL OF 20 SUB-ACCOUNT TRANSFERS EACH CONTRACT YEAR (THE "TRANSFER RULE") BY U.S. MAIL, VOICE RESPONSE UNIT, INTERNET OR TELEPHONE. Once you have reached the maximum number of Sub-Account transfers, you may only submit any additional Sub-Account transfer requests and any trade cancellation requests in writing through U.S. Mail or overnight delivery service. In other words, Voice Response Unit, Internet or telephone transfer requests will not be honored. We may, but are not obligated to, notify you when you are in jeopardy of approaching these limits. For example, we will send you a letter after your 10th Sub-Account transfer to remind you about the Transfer Rule. After your 20th transfer request, our computer system will not allow you to do another Sub-Account transfer by telephone, Voice Response Unit or via the Internet. You will then be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.

We reserve the right to aggregate your Contracts (whether currently existing or those recently surrendered) for the purposes of enforcing these restrictions.

The Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of a Company-sponsored asset allocation or Dollar Cost Averaging program. Reallocations made based on a Fund merger, substitution or liquidation also do not count toward this transfer limit. Restrictions may vary based on state law.

We make no assurances that the Transfer Rule is or will be effective in detecting or preventing market timing.

THIRD, POLICIES HAVE BEEN DESIGNED TO RESTRICT EXCESSIVE SUB-ACCOUNT
TRANSFERS. You should not purchase this Contract if you want to make frequent Sub-Account transfers for any reason. In particular, don't purchase this Contract if you plan to engage in "market timing," which includes frequent transfer activity into and out of the same Fund, or frequent Sub-Account transfers in order to exploit any inefficiencies in the pricing of a Fund. Even

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if you do not engage in market timing, certain restrictions may be imposed on you, as discussed below:



FUND TRADING POLICIES


You are subject to Fund trading policies, if any. We are obligated to provide, at the Fund's request, tax identification numbers and other shareholder identifying information contained in our records to assist Funds in identifying any pattern or frequency of Sub-Account transfers that may violate their trading policy. In certain instances, we have agreed to serve as a Fund's agent to help monitor compliance with that Fund's trading policy.

We are obligated to follow each Fund's instructions regarding enforcement of their trading policy. Penalties for violating these policies may include, among other things, temporarily or permanently limiting or banning you from making Sub-Account transfers into a Fund or other funds within that fund complex. We are not authorized to grant exceptions to a Fund's trading policy. Please refer to each Fund's prospectus for more information.

Fund trading policies do not apply or may be limited. For instance:

- Certain types of financial intermediaries may not be required to provide us with shareholder information.

- "Excepted funds" such as money market funds and any Fund that affirmatively permits short-term trading of its securities may opt not to adopt this type of policy. This type of policy may not apply to any financial intermediary that a Fund treats as a single investor.

- A Fund can decide to exempt categories of contract holders whose contracts are subject to inconsistent trading restrictions or none at all.

- Non-shareholder initiated purchases or redemptions may not always be monitored. These include Sub-Account transfers that are executed: (i) automatically pursuant to a company- sponsored contractual or systematic program such as transfers of assets as a result of "dollar cost averaging" programs, asset allocation programs, automatic rebalancing programs, annuity payouts, loans, or systematic withdrawal programs; (ii) as a result of the payment of a Death Benefit; (iii) as a step-up in Contract Value pursuant to a Contract Death Benefit or guaranteed minimum withdrawal benefit; (iv) as a result of any deduction of charges or fees under a Contract; or (v) as a result of payments such as loan repayments, scheduled contributions, scheduled withdrawals or surrenders, retirement plan salary reduction contributions, or planned premium payments.

POSSIBILITY OF UNDETECTED ABUSIVE TRADING OR MARKET TIMING. We may not be able to detect or prevent all abusive trading or market timing activities. For instance,

- Since we net all the purchases and redemptions for a particular Fund for this and many of our other products, transfers by any specific market timer could be inadvertently overlooked.

- Certain forms of variable annuities and types of Funds may be attractive to market timers. We cannot provide assurances that we will be capable of addressing possible abuses in a timely manner.

- These policies apply only to individuals and entities that own this Contract or have the right to make transfers (regardless of whether requests are made by you or anyone else acting on your behalf). However, the Funds that make up the Sub-Accounts of this Contract are also available for use with many different variable life insurance policies, variable annuity products and funding agreements, and are offered directly to certain qualified retirement plans. Some of these products and plans may have less restrictive transfer rules or no transfer restrictions at all.

HOW AM I AFFECTED BY FREQUENT SUB-ACCOUNT TRANSFERS?

We are not responsible for losses or lost investment opportunities associated with the effectuation of these policies. Frequent Sub-Account transfers may result in the dilution of the value of the outstanding securities issued by a Fund as a result of increased transaction costs and lost investment opportunities typically associated with maintaining greater cash positions. This can adversely impact Fund performance and, as a result, the performance of your Contract. This may also lower the Death Benefit paid to your Beneficiary or lower Annuity Payouts for your Payee as well as reduce value of other optional benefits available under your Contract.

Separate Account investors could be prevented from purchasing Fund shares if we reach an impasse on the execution of a Fund's trading instructions. In other words, a Fund complex could refuse to allow new purchases of shares by all our variable product investors if the Fund and we cannot reach a mutually acceptable agreement on how to treat an investor who, in a Fund's opinion, has violated the Fund's trading policy.

In some cases, we do not have the tax identification number or other identifying information requested by a Fund in our records. In those cases, we rely on the Contract Owner to provide the information. If the Contract Owner does not provide the information, we may be directed by the Fund to restrict the Contract Owner from further purchases of Fund shares. In those cases, all participants under a plan funded by the Contract will also be precluded from further purchases of Fund shares.

POWER OF ATTORNEY -- You may authorize another person to make transfers on your behalf by submitting a completed power of attorney form. Once we have the completed form on file, we will accept transfer instructions from your designated third party, subject to any transfer restrictions in place, until we receive new instructions in writing from you. You will not be able to make transfers or other changes to your Contract if you have authorized someone else to act under a power of attorney.

TRANSFERS BETWEEN THE SUB-ACCOUNTS AND GUARANTEE PERIODS: You may transfer from the Sub-Accounts to a Guarantee Period or from one Guarantee Period to another Guarantee

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Period. Transfers from a Guarantee Period, other than the one-year Guarantee
Period, are subject to a Market Value Adjustment if the transfer is:

- more than 15 days before or 15 days after the expiration of the existing Guarantee Period, or

- are not part of a formal Union Security program for the transfer of General Account value.

The amount of any positive or negative Market Value Adjustment will be added or deducted from the transferred amount.

You may not make a transfer into the one-year Guarantee Period within six months of a transfer out of the one-year Guarantee Period.

GENERAL ACCOUNT TRANSFER RESTRICTIONS -- We reserve the right to defer transfers from the General Account for up to 6 months from the date of your request (a "transfer moratorium"). After any transfer, you must wait six months before moving Sub-Account Values back to a Guarantee Period in the General Account. After the Annuity Commencement Date, you may not make transfers from the General Account.

We generally intend to enforce these restrictions during periods of extreme volatility within the U.S. stock markets or when we have significant concerns about disintermediation. If we enforce this restriction:

- The last then effective Guarantee Period and guaranteed interest rate will remain in effect until the end of the transfer moratorium;

- The Market Value Adjustment will take into consideration the amount of time consumed by the transfer moratorium only with regard to the Guaranteed Period during which the transfer moratorium was declared; and

- Rates of interest that we will credit for the new Guaranteed Period will be automatically reset to the rate of interest we declare as of the conclusion of the transfer moratorium.

CHARGES AND FEES

The following charges and fees are associated with the Contract:

MORTALITY AND EXPENSE RISK CHARGE

For assuming mortality and expense risks under the Contract, we deduct a daily charge at an annual rate of 1.10% of Sub-Account Value. The mortality and expense risk charge is broken into charges for mortality risks and an expense risk:

- MORTALITY RISK -- There are two types of mortality risks that we assume, those made while your Premium Payments are accumulating and those made once Annuity Payouts have begun.

  During the period your Premium Payments are accumulating, we are required to cover any difference between the Death Benefit paid and the Surrender Value. These differences may occur during periods of declining value or in periods where the Contingent Deferred Sales Charges would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.

  Once Annuity Payouts have begun, we may be required to make Annuity Payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that actual mortality rates, in aggregate, may be lower than expected mortality rates.

- EXPENSE RISK -- We also bear an expense risk that the Contingent Deferred Sales Charges collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

Although variable Annuity Payouts will fluctuate with the performance of the underlying Fund selected, your Annuity Payouts will NOT be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. The mortality and expense risk charge enables us to keep our commitments and to pay you as planned.

ADMINISTRATIVE CHARGE

For administration, we deduct a daily charge at the rate of 0.15% per year against all Contract Values held in the Separate Account during both the accumulation and annuity phases of the Contract. There is not necessarily a relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributable to that Contract; expenses may be more or less than the charge.

ANNUAL MAINTENANCE FEE

The Annual Maintenance Fee is a flat fee that is deducted from your Contract Value to reimburse us for expenses relating to the administrative maintenance of the Contract and the Accounts. The annual $30 charge is deducted on a Contract Anniversary or when the Contract is fully Surrendered if the Contract Value at either of those times is less than $100,000. The charge is deducted proportionately from each Account in which you are invested.

WHEN IS THE ANNUAL MAINTENANCE FEE WAIVED?

We will waive the Annual Maintenance Fee if your Contract Value is $100,000 or more on your Contract Anniversary or when you fully Surrender your Contract. We reserve the right to waive the Annual Maintenance Fee under certain other conditions.

PREMIUM TAXES


We deduct Premium Taxes, if required, by a state or other government agency. Some states collect the taxes when Premium Payments are made; others collect at Annuitization. Since we pay Premium Taxes when they are required by applicable law, we may deduct them from your Contract when we pay the taxes, upon Surrender, or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality and currently ranges from 0% - 3.5%.


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CHARGES AGAINST THE FUNDS

The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund shares reflects investment advisory fees and administrative expenses already deducted from the assets of the Funds. These charges are described in the Fund prospectuses.

DEATH BENEFIT

WHAT IS THE DEATH BENEFIT AND HOW IS IT CALCULATED?

The Death Benefit is the amount we will pay if the Contract Owner or Annuitant dies before the Annuity Commencement Date. The Death Benefit is calculated when we receive a certified death certificate or other legal document acceptable to us along with complete instructions from all beneficiaries on how to pay the death benefit.

Until we receive proof of death and the completed instructions from the Beneficiary, the Death Benefit will remain invested in the same Accounts, according to the Contract Owner's last instructions. Therefore, the Death Benefit amount will fluctuate with the performance of the underlying Funds. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-Account for each Beneficiary's portion of the proceeds.

The Death Benefit is the greatest of:

- The total Premium Payments you have made to us minus adjustments for partial Surrenders; or

-   The Contract Value of your Contract; or

- The highest Anniversary Value before the earlier of the decedent's death or the Contract Owner's age 75.

Adjustments for partial Surrenders to total Premium Payments are calculated by:

-   Taking the amount of the partial Surrender and

- Dividing that amount by the Contract Value immediately prior to the partial Surrender and

- Multiplying that amount by all prior Premium Payments minus prior adjustments for partial Surrenders.

Adjustments for partial Surrenders to the highest Anniversary Value are calculated by:

-   Taking the amount of the partial Surrender and

- Dividing that amount by the Contract Value immediately prior to the partial Surrender and

- Multiplying that amount by an amount equal to the Contract Value on the highest Anniversary Value, plus Premium Payments made since that Anniversary, minus adjustments for partial Surrenders since that Anniversary.

HOW IS THE DEATH BENEFIT PAID?

The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us. On the date we receive proof of death and complete instructions from the Beneficiary, we will compute the Death Benefit to be paid out or applied to a selected Annuity Payout Option. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary's portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary's instructions. If we receive the complete instructions on a Non-Valuation Day, computations will take place on the next Valuation Day.

If your Beneficiary elects to receive the Death Benefit amount as a lump sum payment, we may transfer that amount to our General Account and issue the Beneficiary a draftbook. The Beneficiary can write one draft for the total payment of the Death Benefit, or keep the money in the General Account and write drafts as needed. We will credit interest at a rate determined periodically in our sole discretion. For Federal income tax purposes, the Beneficiary will be deemed to have received the lump sum payment on transfer of the Death Benefit amount to the General Account. The interest will be taxable in the tax year that it is credited. If the Beneficiary resides or the Contract was purchased in a state that imposes restrictions on this method of lump sum payment, we may issue a check to the Beneficiary.

The Beneficiary may elect, under the Annuity Proceeds Settlement Option, "Death Benefit Remaining with the Company", to leave proceeds from the Death Benefit invested with us for up to five years from the date of death if the death occurred before the Annuity Commencement Date. Once we receive a certified death certificate or other legal document acceptable to us, the Beneficiary can: (a) make Sub-Account transfers and (b) take Surrenders.

The Beneficiary of a non-qualified Contract or IRA may also elect the "Single Life Expectancy Only" option. This option allows the Beneficiary to take the Death Benefit in a series of payments spread over a period equal to the Beneficiary's remaining life expectancy. Distributions are calculated based on IRS life expectancy tables. This option is subject to different limitations and conditions depending on whether the Contract is non-qualified or an IRA.

REQUIRED DISTRIBUTIONS -- If the Contract Owner dies before the Annuity Commencement Date, the Death Benefit must be distributed within five years after death, or be distributed under a distribution option or Annuity Payout Option that satisfies the Alternatives to the Required Distributions described below.

If the Contract Owner dies on or after the Annuity Commencement Date under an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value, any remaining value must be distributed at least as rapidly as under the payment method being used as of the Contract Owner's death.

If the Contract Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Contract Owner in the situations described above and any change in the original Annuitant will be treated as the death of the Contract Owner.

WHAT SHOULD THE BENEFICIARY CONSIDER?

ALTERNATIVES TO THE REQUIRED DISTRIBUTIONS -- The selection of an Annuity Payout Option and the timing of the selection will have an impact on the tax treatment of the Death Benefit. To receive favorable tax treatment, the Annuity Payout Option

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selected: (a) cannot extend beyond the Beneficiary's life or life expectancy, and (b) must begin within one year of the date of death.

If these conditions are NOT met, the Death Benefit will be treated as a lump sum payment for tax purposes. This sum will be taxable in the year in which it is considered received.

SPOUSAL CONTRACT CONTINUATION -- If the Contract Owner dies and the Beneficiary is the Contract Owner's spouse, the Beneficiary may elect to continue the Contract as the Contract Owner, receive the death benefit in one lump sum payment or elect an Annuity Payout Option. If the Contract continues with the spouse as Contract Owner, we will adjust the Contract Value to the amount that we would have paid as the Death Benefit payment, had the spouse elected to receive the Death Benefit as a lump sum payment. Spousal Contract Continuation will only apply one time for each Contract.

SURRENDERS

WHAT KINDS OF SURRENDERS ARE AVAILABLE?

FULL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- When you Surrender your Contract before the Annuity Commencement Date and while the Annuitant is living, the Surrender Value of the Contract will be made in a lump sum payment. The Surrender Value is the Contract Value minus any applicable Contingent Deferred Sales Charge and Premium Taxes and adjusted for any positive or negative Market Value Adjustment. The Surrender Value may be more or less than the amount of the Premium Payments made to a Contract.

PARTIAL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- You may request a partial Surrender of Contract Values at any time before the Annuity Commencement Date and while the Annuitant is living. There are two restrictions:

- The partial Surrender amount must be at least equal to $1,000, our current minimum for partial Surrenders, and

- The Contract must have a minimum Contract Value of $1,000 after the Surrender. We reserve the right to close your Contract and pay the full Surrender Value if the Contract Value is under the minimum after the Surrender.


HOW DO I REQUEST A SURRENDER?


Requests for full Surrenders must be in writing. Requests for partial Surrenders can be made in writing or by telephone. We will send your money within seven days of receiving complete instructions. However, we may postpone payment of Surrenders whenever: (a) the New York Stock Exchange is closed, (b) trading on the New York Stock Exchange is restricted by the SEC, (c) the SEC permits and orders postponement, or (d) the SEC determines that an emergency exists to restrict valuation. We may also defer payment of Surrender proceeds payable out of the Fixed Accumulation Feature for a period of up to 6 months.

WRITTEN REQUESTS -- To request a full or partial Surrender, complete a Surrender Form or send us a letter, signed by you, stating:

- the dollar amount that you want to receive, either before or after we withhold taxes and deduct for any applicable charges,

-   your tax withholding amount or percentage, if any, and

-   your mailing address.

If there are joint Contract Owners, both must authorize all Surrenders. For a partial Surrender, specify the Accounts that you want your Surrender to come from, otherwise, the Surrender will be taken in proportion to the value in each Account.

TELEPHONE REQUESTS -- To request a partial Surrender by telephone, we must have received your completed Telephone Redemption Program Enrollment Form. If there are joint Contract Owners, both must sign this form. By signing the form, you authorize us to accept telephone instructions for partial Surrenders from either Contract Owner. Telephone authorization will remain in effect until we receive a written cancellation notice from you or your joint Contract Owner, we discontinue the program; or you are no longer the owner of the Contract. There are some restrictions on telephone surrenders, please call us with any questions.

We may record telephone calls and use other procedures to verify information and confirm that instructions are genuine. We will not be liable for losses or expenses arising from telephone instructions reasonably believed to be genuine. WE MAY MODIFY THE REQUIREMENTS FOR TELEPHONE REDEMPTIONS AT ANY TIME.

Telephone Surrender instructions received before the close of the New York Stock Exchange will be processed on that Valuation Day. Otherwise, your request will be processed on the next Valuation Day.

COMPLETING A POWER OF ATTORNEY FORM FOR ANOTHER PERSON TO ACT ON YOUR BEHALF MAY PREVENT YOU FROM MAKING SURRENDERS VIA TELEPHONE.

WHAT SHOULD BE CONSIDERED ABOUT TAXES?

There are certain tax consequences associated with Surrenders:

PRIOR TO AGE 59 1/2 -- If you make a Surrender prior to age 59 1/2, there may be adverse tax consequences including a 10% federal income tax penalty on the taxable portion of the Surrender payment. Surrendering before age 59 1/2 may also affect the continuing tax-qualified status of some Contracts.

WE DO NOT MONITOR SURRENDER REQUESTS. TO DETERMINE WHETHER A SURRENDER IS PERMISSIBLE, WITH OR WITHOUT FEDERAL INCOME TAX PENALTY, PLEASE CONSULT YOUR PERSONAL TAX ADVISER.

MORE THAN ONE CONTRACT ISSUED IN THE SAME CALENDAR YEAR -- If you own more than one contract issued by us or our affiliates in the same calendar year, then these contracts may be treated as one contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. Please consult your tax adviser for additional information.

INTERNAL REVENUE CODE SECTION 403(b) ANNUITIES -- As of December 31, 1988, all
section 403(b) annuities have limits on

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full and partial Surrenders. Contributions to your Contract made after December
31, 1988 and any increases in cash value after December 31, 1988 may not be distributed unless you are: (a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or (e) experiencing a financial hardship (cash value increases may not be distributed for hardships prior to age 59 1/2). Distributions prior to age 59 1/2 due to financial hardship; unemployment or retirement may still be subject to a penalty tax of 10%.


We will no longer accept any incoming 403(b) exchanges or applications for 403(b) individual annuity contracts.


WE ENCOURAGE YOU TO CONSULT WITH YOUR QUALIFIED TAX ADVISER BEFORE MAKING ANY SURRENDERS. PLEASE SEE THE "FEDERAL TAX CONSIDERATIONS" SECTION FOR MORE INFORMATION.

ANNUITY PAYOUTS

THIS SECTION DESCRIBES WHAT HAPPENS WHEN WE BEGIN TO MAKE REGULAR ANNUITY PAYOUTS FROM YOUR CONTRACT. YOU, AS THE CONTRACT OWNER, SHOULD ANSWER FIVE
QUESTIONS:

-   When do you want Annuity Payouts to begin?

-   Which Annuity Payout Option do you want to use?

-   How often do you want to receive Annuity Payouts?

-   What level of Assumed Investment Return should you choose?

-   Do you want Annuity Payouts to be fixed or variable or a combination?

Please check with your Registered Representative to select the Annuity Payout Option that best meets your income needs.

1. WHEN DO YOU WANT ANNUITY PAYOUTS TO BEGIN?

You select an Annuity Commencement Date when you purchase your Contract or at any time before you begin receiving Annuity Payouts. You may change the Annuity Commencement Date by notifying us within thirty days prior to the date. The Annuity Commencement Date cannot be deferred beyond the Annuitant's 110th birthday, subject to the laws and regulations then in effect and our approval. The date you select may have tax consequences, so please check with a qualified tax advisor. You cannot begin to take Annuity Payouts until the end of the 2nd Contract Year. If this Contract is issued to the trustee of a Charitable Remainder Trust, the Annuity Commencement Date may be deferred to the Annuitant's 100th birthday.

The Annuity Calculation Date is when the amount of your Annuity Payout is determined. This occurs within five Valuation Days before your selected Annuity Commencement Date.

All Annuity Payouts, regardless of frequency, will occur on the same day of the month as the Annuity Commencement Date. After the initial payout, if an Annuity Payout date falls on a Non-Valuation Day, the Annuity Payout is computed on the prior Valuation Day. If the Annuity Payout date does not occur in a given month due to a leap year or months with only 28 days (i.e. the 31st), the Annuity Payout will be computed on the last Valuation Day of the month.

2. WHICH ANNUITY PAYOUT OPTION DO YOU WANT TO USE?

Your Contract contains the Annuity Payout Options described below. The Annuity Proceeds Settlement Option is an option that can be elected by the Beneficiary and is described in the "Death Benefit" section. We may at times offer other Annuity Payout Options. Once we begin to make Annuity Payouts, the Annuity Payout Option cannot be changed.

LIFE ANNUITY

We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.

LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 10 OR 20 YEARS

We will make Annuity Payouts as long as the Annuitant is living, but we at least guarantee to make Annuity Payouts for a time period you select either 10 or 20 years. If the Annuitant dies before the guaranteed number of years have passed, then the Beneficiary may elect to continue Annuity Payouts for the remainder of the guaranteed number of years.

JOINT AND FULL SURVIVOR LIFE ANNUITY

We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts to the Contract Owner until that second Annuitant dies.

JOINT AND 1/2 CONTINGENT SURVIVOR LIFE ANNUITY

We make Payouts as long as both the Annuitant and Joint Annuitant are alive. If the Annuitant dies first, we will make Payouts equal to 1/2 the original payout. If the Joint Annuitant dies first, we will continue to make Payouts at the full amount.

We may offer other Annuity Payout Options available.

IMPORTANT INFORMATION:

-   YOU CANNOT SURRENDER YOUR CONTRACT ONCE ANNUITY PAYOUTS BEGIN

- For Qualified Contracts, if you elect an Annuity Payout Option with a Period Certain, the guaranteed number of years must be less than the life expectancy of the Annuitant at the time the Annuity Payouts begin. We compute life expectancy using the IRS mortality tables.


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-   AUTOMATIC ANNUITY PAYOUTS -- If you do not elect an Annuity Payout Option,
    Annuity Payouts will automatically begin on the Annuity Commencement Date under the Life Annuity with Payments for a Period Certain Annuity Payout Option with a ten-year period certain. Automatic Annuity Payouts will be fixed dollar amount Annuity Payouts, variable dollar amount Annuity Payouts, or a combination of fixed or variable dollar amount Annuity Payouts, depending on the investment allocation of your Account in effect on the Annuity Commencement Date.

3.    HOW OFTEN DO YOU WANT THE PAYEE TO RECEIVE ANNUITY PAYOUTS?

In addition to selecting an Annuity Commencement Date and an Annuity Payout Option, you must also decide how often you want the Payee to receive Annuity Payouts. You may choose to receive Annuity Payouts:

-   monthly,

-   quarterly,

-   semiannually, or

-   annually.

Once you select a frequency, it cannot be changed. If you do not make a selection, the Payee will receive monthly Annuity Payouts. You must select a frequency that results in an Annuity Payout of at least $50. If the amount falls below $50, we have the right to change the frequency to bring the Annuity Payout up to at least $50 ($20 in Texas).

WHAT IS THE ASSUMED INVESTMENT RETURN?

The Assumed Investment Return ("AIR") is the investment return before we start to make Annuity Payouts. It is a critical assumption for calculating variable dollar amount Annuity Payouts. The first Annuity Payout will be based upon the AIR. The remaining Annuity Payouts will fluctuate based on the performance of the underlying Funds. The AIR for this Contract is 3%.

For example, if the Sub-Accounts earned exactly the same as the AIR, then the second monthly Annuity Payout Option is the same as the first. If the Sub-Accounts earned more than the AIR, then the second monthly Annuity Payout Option is higher than the first. If the Sub-Accounts earned less than the AIR, then the second monthly Annuity Payout Option is lower than the first.

Level variable dollar Annuity Payouts would be produced if the investment returns remained constant and equal to the AIR. In fact, Annuity Payouts will vary up or down as the investment rate varies up or down from the AIR.

DO YOU WANT FIXED DOLLAR AMOUNT OR VARIABLE DOLLAR AMOUNT ANNUITY PAYOUTS OR A COMBINATION OF BOTH?

You may choose an Annuity Payout Option with fixed dollar amounts, variable dollar amounts or a combination depending on your income needs.

FIXED DOLLAR AMOUNT ANNUITY PAYOUTS -- Once a fixed dollar amount Annuity Payout begins, you cannot change your selection to receive variable dollar amount Annuity Payout. You will receive equal fixed dollar amount Annuity Payouts throughout the Annuity Payout period. Fixed dollar amount Annuity Payout amounts are determined by multiplying the Contract Value, minus any applicable Premium Taxes, by an annuity rate. The annuity rate is set by us and is not less than the rate specified in the fixed dollar amount Annuity Payout Option tables in your Contract.

VARIABLE DOLLAR AMOUNT ANNUITY PAYOUTS -- A variable dollar amount Annuity Payout is based on the investment performance of the Sub-Accounts. The variable dollar amount Annuity Payouts may fluctuate with the performance of the underlying Funds. To begin making variable dollar amount Annuity Payouts, we convert the first Annuity Payout amount to a set number of Annuity Units and then price those units to determine the Annuity Payout amount. The number of Annuity Units that determines the Annuity Payout amount remains fixed unless you transfer units between Sub-Accounts.

The dollar amount of the first variable Annuity Payout depends on:

-   the Annuity Payout Option chosen,

-   the Annuitant's attained age and gender (if applicable), and,

- the applicable annuity purchase rates based on the 1983a Individual Annuity Mortality table

-   the Assumed Investment Return

The total amount of the first variable dollar amount Annuity Payout is determined by dividing the Contract Value minus any applicable Premium Taxes, by $1,000 and multiplying the result by the payment factor defined in the Contract for the selected Annuity Payout Option.

The dollar amount of each subsequent variable dollar amount Annuity Payout is equal to the total of:

- Annuity Units for each Sub-Account multiplied by Annuity Unit Value for each Sub-Account.

The Annuity Unit Value of each Sub-Account for any Valuation Period is equal to the Accumulation Unit Value Net Investment Factor for the current Valuation Period multiplied by the Annuity Unit Factor, multiplied by the Annuity Unit Value for the preceding Valuation Period. The Annuity Unit Factor for a 3% AIR is 0.999919%.


COMBINATION ANNUITY PAYOUTS -- You may choose to receive a combination of fixed dollar amount and variable dollar amount annuity payouts as long as they total 100% of your Annuity Payout. For example, you may choose to receive 40% fixed dollar amount and 60% variable dollar amount to meet your income needs. Combination Annuity Payouts are not available during the first two Contract Years.


TRANSFER OF ANNUITY UNITS -- After the Annuity Calculation Date, you may transfer dollar amounts of Annuity Units from one Sub-Account to another. On the day you make a transfer,

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the dollar amounts are equal for both Sub-Accounts and the number of Annuity
Units will be different. We will transfer the dollar amount of your Annuity Units the day we receive your written request if received before the close of the New York Stock Exchange. Otherwise, the transfer will be made on the next Valuation Day. All Sub-Account transfers must comply with our Sub-Account transfer restriction policies. For more information on Sub-Account transfer restrictions please see the sub-section entitled "Can I transfer from one Sub-Account to another?" under the section entitled "The Contract".

OTHER PROGRAMS AVAILABLE

We may discontinue, modify or amend any of these Programs or any other programs we establish. Any changes to a Program will not affect Contract Owners currently enrolled in the Program. If you are enrolled in any of these programs while a fund merger, substitution or liquidation takes place, unless otherwise noted in any communication from us, your Contract Value invested in such underlying Fund will be transferred automatically to the designated surviving Fund in the case of mergers and any available Money Market Fund in the case of Fund liquidations. Your enrollment instructions will be automatically updated to reflect the surviving Fund or a Money Market Fund for any continued and future investments.

INVESTEASE(R) -- InvestEase, which was formerly called "PAC," is an electronic transfer program that allows you to have money automatically transferred from your checking or savings account, and invested in your Contract. It is available for Premium Payments made after your initial Premium Payment. The minimum amount for each transfer is $50. You can elect to have transfers occur either monthly or quarterly, and they can be made into any Account available in your Contract.


AUTOMATIC INCOME PROGRAM -- The Automatic Income Program allows you to Surrender a percentage of your total Premium Payments each Contract Year. You can Surrender from the Accounts you select systematically on a monthly, quarterly, semiannual, or annual basis. Please see Federal Tax Considerations and Information Regarding Tax-Qualified Retirement Plans for more information regarding the tax consequences associated with your Contract.



STATIC ASSET ALLOCATION MODELS



This feature allows you to select an asset allocation model of Funds based on several potential factors including your risk tolerance, time horizon, investment objectives, or your preference to invest in certain funds or fund families. Based on these factors, you can select one of several asset allocation models, with each specifying percentage allocations among various Funds available under your Contract. Asset allocation models can be based on generally accepted investment theories that take into account the historic returns of different asset classes (e.g., equities, bonds or cash) over different time periods, or can be based on certain potential investment strategies that could possibly be achieved by investing in particular funds or fund families and are not based on such investment theories.



If you choose to participate in one of these asset allocation models, you must invest all of your Premium Payment into one model. You may invest in an asset allocation model through the Dollar Cost Averaging Program where the Fixed Accumulation Feature, a Money Market sub-account, or a Dollar Cost Averaging Plus Program is the source of the assets to be invested in the asset allocation model you have chosen. You can also participate in these asset allocation models while enrolled in the Automatic Income Program.



You may participate in only one asset allocation model at a time. Asset allocation models cannot be combined with other asset allocation models or with individual sub-account elections. You can switch asset allocation models up to twelve times per year. Your ability to elect or switch into and between asset allocation models may be restricted based on fund abusive trading restrictions.



Your investments in an asset allocation model will be rebalanced quarterly to reflect the model's original percentages.



We have no discretionary authority or control over your investment decisions. These asset allocation models are based on then available Funds and do not include the Fixed Accumulation Feature. We make available educational information and materials (e.g., risk tolerance questionnaire, pie charts, graphs, or case studies) that can help you select an asset allocation model, but we do not recommend asset allocation models or otherwise provide advice as to what asset allocation model may be appropriate for you.



While we will not alter allocation percentages used in any asset allocation model, allocation weightings could be affected by mergers, liquidations, fund substitutions or closures. Individual availability of these models is subject to fund company restrictions. Please refer to WHAT RESTRICTIONS ARE THERE ON YOUR ABILITY TO MAKE A SUB-ACCOUNT TRANSFER? for more information.



You will not be provided with information regarding periodic updates to the Funds and allocation percentages in the asset allocation models, and we will not reallocate your Account Value based on those updates. Information on updated asset allocation models may be obtained by contacting your Registered Representative. Investment alternatives other than these asset allocation models are available that may enable you to invest your Contract Value with similar risk and return characteristics. When considering an asset allocation model for your individual situation, you should consider your other assets, income and investments in addition to this annuity.



-   Asset Rebalancing



In asset rebalancing, you select a portfolio of Funds, and we will rebalance your assets at the specified frequency to reflect the original allocation percentages you selected. You can choose


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how much of your Contract Value you want to invest in this program. You can also combine this program with others such as the Automatic Income Program and Dollar Cost Averaging Program (subject to restrictions). You may designate only one set of asset allocation instructions at a time.



-   Dollar Cost Averaging



We offer three dollar cost averaging programs:



       -   DCA Plus



       -   Fixed Amount DCA



       -   Earnings/Interest DCA


OTHER PROGRAM CONSIDERATIONS

- You may terminate your enrollment in any Program (other than Dollar Cost Averaging Programs) at any time.

- We may discontinue, modify or amend any of these Programs at any time. We will automatically and unilaterally amend your enrollment instructions if:

       - any Fund is merged or substituted into another Fund -- then your allocations will be directed to the surviving Fund;


       - any Fund is liquidated -- then your allocations will be directed to any available money market Fund.


     You may always provide us with updated instructions following any of these events.

- Continuous or periodic investment neither insures a profit nor protects against a loss in declining markets. Because these Programs involve continuous investing regardless of fluctuating price levels, you should carefully consider your ability to continue investing through periods of fluctuating prices.

- If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program or DCA Plus Program, you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.


- We make available educational information and materials (e.g., pie charts, graphs, or case studies) that can help you select a model portfolio, but we do not recommend models or otherwise provide advice as to what model portfolio may be appropriate for you.



- Asset allocation does not guarantee that your Contract Value will increase nor will it protect against a decline if market prices fall. If you choose to participate in an asset allocation program, you are responsible for determining which model portfolio is best for you. Tools used to assess your risk tolerance may not be accurate and could be useless if your circumstances change over time. Although each model portfolio is intended to maximize returns given various levels of risk tolerance, a model portfolio may not perform as intended. Market, asset class or allocation option class performance may differ in the future from historical performance and from the assumptions upon which the model portfolio is based, which could cause a model portfolio to be ineffective or less effective in reducing volatility. A model portfolio may perform better or worse than any single Fund, allocation option or any other combination of Funds or allocation options. In addition, the timing of your investment and automatic rebalancing may affect performance. Quarterly rebalancing and periodic updating of model portfolios can cause their component Funds to incur transactional expenses to raise cash for money flowing out of Funds or to buy securities with money flowing into the Funds. Moreover, large outflows of money from the Funds may increase the expenses attributable to the assets remaining in the Funds. These expenses can adversely affect the performance of the relevant Funds and of the model portfolios. In addition, these inflows and outflows may cause a Fund to hold a large portion of its assets in cash, which could detract from the achievement of the Fund's investment objective, particularly in periods of rising market prices. For additional information regarding the risks of investing in a particular fund, see that Fund's prospectus.



- Additional considerations apply for qualified Contracts with respect to Static Asset Allocation Model programs. Neither we, nor any third party service provider, nor any of their respective affiliates, is acting as a fiduciary under The Employee Retirement Income Security Act of 1974, as amended (ERISA) or the Code, in providing any information or other communication contemplated by any Program, including, without limitation, any model portfolios. That information and communications are not intended, and may not serve as a primary basis for your investment decisions with respect to your participation in a Program. Before choosing to participate in a Program, you must determine that you are capable of exercising control and management of the assets of the plan and of making an independent and informed decision concerning your participation in the Program. Also, you are solely responsible for determining whether and to what extent the Program is appropriate for you and the assets contained in the qualified Contract. Qualified Contracts are subject to additional rules regarding participation in these Programs. It is your responsibility to ensure compliance of any recommendation in connection with any model portfolio with governing plan documents.


-   These Programs may be adversely affected by Fund trading policies.

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24                                          UNION SECURITY INSURANCE COMPANY

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OTHER INFORMATION

ASSIGNMENT -- A Non-Qualified Contract may be assigned. We must be properly notified in writing of an assignment. Any Annuity Payouts or Surrenders requested or scheduled before we record an assignment will be made according to the instructions we have on record. We are not responsible for determining the validity of an assignment. Assigning a Non-Qualified Contract may require the payment of income taxes and certain penalty taxes. Please consult a qualified tax adviser before assigning your Contract.

A Qualified Contract may not be transferred or otherwise assigned, unless allowed by applicable law.

CONTRACT MODIFICATION -- The Annuitant may not be changed. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.

We may modify the Contract, but no modification will affect the amount or term of any Contract unless a modification is required to conform the Contract to applicable federal or state law. No modification will effect the method by which Contract Values are determined.


HOW CONTRACTS ARE SOLD -- Woodbury Financial Services ("WFS") serves as principal underwriter for the Contracts which are offered on a continuous basis. WFS is registered with the Securities and Exchange Commission under the 1934 Act as a broker-dealer and is a member of Financial Industry Regulatory Authority (FINRA). The principal business address of WFS is 500 Bielenberg Drive, Woodbury, MN 55125.


Contracts will be sold by individuals who have been appointed by us as insurance agents and who are registered representatives of broker-dealers that have entered into selling agreements with Woodbury. We generally bear the expenses of providing services pursuant to Contracts, including the payment of expenses relating to the distribution of prospectuses for sales purposes as well as any advertising or sales literature (provided, however, we may offset some or all of these expenses by, among other things, administrative service fees received from Fund complexes).

Commissions -- We pay compensation to broker-dealers, financial institutions and other affiliated broker-dealers ("Financial Intermediaries") for the sale of the Contracts according to selling agreements with Financial Intermediaries. Affiliated broker-dealers also employ wholesalers in the sales process. Wholesalers typically receive commissions based on the type of Contract or optional benefits sold. Commissions are based on a specified amount of Premium Payments or Contract Value. Your Registered Representative may be compensated on a fee for services and/or commission basis.

We pay an up-front commission of up to 7% of your Contract Value at the time of sale to the Financial Intermediary that your Registered Representative is associated with. Your Registered Representative's Financial Intermediary may also receive on-going or trail commissions of generally not more than 1% of your Contract Value. Registered Representatives may have multiple options on how they wish to allocate their commissions and/or compensation. Compensation paid to your Registered Representative may also vary depending on the particular arrangements between your Registered Representative and their Financial Intermediary. We are not involved in determining your Registered Representative's compensation. You are encouraged to ask your Registered Representative about the basis upon which he or she will be personally compensated for the advice or recommendations provided in connection with this transaction.

Additional Payments -- In addition to commissions and any Rule 12b-1 fees, we or our affiliates pay significant additional compensation ("Additional Payments") to some Financial Intermediaries (who may or may not be affiliates), in connection with the promotion, sale and distribution of our variable annuities. Additional Payments are generally based on average net assets (or on aged assets) of the Contracts attributable to a particular Financial Intermediary; on sales of the Contracts attributable to a particular Financial Intermediary and/or on reimbursement of sales expenses. Additional Payments may take the form of, among other things: (1) sponsorship of due diligence meetings to educate Financial Intermediaries about our variable products; (2) payments for providing training and information relating to our variable products; (3) expense allowances and reimbursements; (3) override payments and bonuses; (4) personnel education or training; (5) marketing support fees (or allowances) for providing assistance in promoting the sale of our variable products; and/or (6) shareholder services, including sub-accounting and the preparation of account statements and other communications.

We are among several insurance companies that pay Additional Payments to certain Financial Intermediaries to receive "preferred" or recommended status. These privileges include our ability to gain additional or special access to sales staff, provide and/or attend training and other conferences; placement of our products on customer lists ("shelf-space arrangements"); and otherwise improve sales by featuring our products over others. We also may pay Additional Payments to certain key Financial Intermediaries based on assets under management.


Consistent with FINRA Conduct Rules, we provide cash and non-cash compensation in the form of: (1) occasional meals and entertainment; (2) occasional tickets to sporting events; (3) nominal gifts (not to exceed $100 annually); (4) sponsorship of sales contests and/or promotions in which participants receive prizes such as travel awards, merchandise and recognition; (5) sponsorship of training and educational events; and/or (6) due diligence meetings. In addition to NASD rules governing limitations on these payments, we also follow our guidelines and those of Financial Intermediaries which may be more restrictive than FINRA rules.


Additional Payments create a potential conflict of interest in the form of an additional financial incentive to the Registered Representative and/or Financial Intermediary to recommend the

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purchase of this Contract over another variable annuity or another investment option. For the fiscal year ended December 31, 2006, Additional Payments did not in the aggregate exceed approximately $48,800 (excluding incidental corporate-sponsorship related perquisites) or approximately 0.003% based on average assets.


As of December 31, 2006, we have entered into arrangements to make Additional Payments to the following Financial Intermediaries: AIG Advisors Group, Inc., (Advantage Capital, AIG Financial Advisors, American General, FSC Securities Corporation, Royal Alliance Assoc., Inc.).

Inclusion on this list does not imply that these sums necessarily constitute "special cash compensation" as defined by NASD Conduct Rule 2830(l)(4). We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify any investor whether their Registered Representative is or should be included in any such listing.


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM -- The consolidated financial statements of Union Security Insurance Company as of December 31, 2007 and 2006 and for each of the three years in the period ended December 31, 2007 included in this Registration Statement have been audited by PricewaterhouseCoopers LLP and are included in reliance on the report of PricewaterhouseCoopers LLP, independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. The principal business address of PricewaterhouseCoopers LLP is 225 South Sixth Street, Suite 1400, Minneapolis, MN 55402.



LEGAL PROCEEDINGS



We are regularly involved in litigation in the ordinary course of business, both as a defendant and as a plaintiff. We may from time to time be subject to a variety of legal and regulatory actions relating to our current and past business operations. While we cannot predict the outcome of any pending or future litigation, examination, or investigation and although no assurances can be given, we do no believe that any pending matter will have a material adverse effect on our financial condition or results of operations.



The validity of the securities offered in this prospectus is being passed upon for us by Alston & Bird LLP, Washington, DC.


MORE INFORMATION

You may call your Registered Representative if you have any questions or write or call us at the address below:

Hartford Life and Annuity Insurance Company
Attn: U.S. Wealth Management
P.O. Box 5085
Hartford, Connecticut 06102-5085.

Telephone:  1-800-862-6668 (Contract Owners)
            1-800-862-7155 (Registered Representatives)

FINANCIAL STATEMENTS

You can find financial statements of the Separate Account and Union Security in the Statement of Additional Information. To receive a copy of the Statement of Additional Information free of charge, call your representative or complete the form at the end of this prospectus and mail the form to us at the address indicated on the form.

FEDERAL TAX CONSIDERATIONS

A. INTRODUCTION

The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on our understanding of the existing provisions of the Code, Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trust or estates that are subject to United States federal income tax, regardless of the source of their income. See "Annuity Purchases by Nonresident Aliens and Foreign Corporations," regarding annuity purchases by non-U.S. citizens or residents.

This summary has been prepared by us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of an annuity contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.

In addition, this discussion does not address many of the tax consequences if you use the Contract in various arrangements, including Charitable Remainder Trusts, tax-qualified retirement arrangements, deferred compensation plans, split-dollar insurance arrangements, or other employee benefit arrangements. The tax consequences of any such arrangement may vary depending on the particular facts and circumstances of each individual arrangement and whether the arrangement satisfies certain tax qualification or classification requirements. In addition, the tax rules affecting such an arrangement may have changed recently, e.g., by legislation or regulations that affect compensatory or employee benefit arrangements. Therefore, if you are contemplating the use of a Contract in any arrangement the value of which to you depends in part on its tax consequences, you should consult a qualified tax adviser regarding the

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tax treatment of the proposed arrangement and of any Contract used in it.

THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.

B. TAXATION OF UNION SECURITY AND THE SEPARATE ACCOUNT

The Separate Account is taxed as part of Union Security which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on the assets of the Separate Account are reinvested and are taken into account in determining the value of the Accumulation and Annuity Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

Currently, no taxes are due on interest, dividends and short-term or long-term capital gain earned by the Separate Account with respect to the Contracts. Union Security is entitled to certain tax benefits related to the investment of company assets, including assets of the Separate Account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you since Union Security is the owner of the assets from which the tax benefits are derived.

C. TAXATION OF ANNUITIES -- GENERAL PROVISIONS AFFECTING CONTRACTS NOT HELD IN TAX-QUALIFIED PLANS

Section 72 of the Code governs the taxation of annuities in general.

    1.   NON-NATURAL PERSONS AS OWNERS

Pursuant to Code Section 72(u), an annuity contract held by a taxpayer other than a natural person generally is not treated as an annuity contract under the Code. Instead, such a non-natural Contract Owner generally could be required to include in gross income currently for each taxable year the excess of (a) the sum of the Contract Value as of the close of the taxable year and all previous distributions under the Contract over (b) the sum of net premiums paid for the taxable year and any prior taxable year and the amount includable in gross income for any prior taxable year with respect to the Contract under Section 72(u). However, Section 72(u) does not apply to:

- A contract the nominal owner of which is a non-natural person but the beneficial owner of which is a natural person (e.g., where the non-natural owner holds the contract as an agent for the natural person),

- A contract acquired by the estate of a decedent by reason of such decedent's death,

- Certain contracts acquired with respect to tax-qualified retirement arrangements,

- Certain contracts held in structured settlement arrangements that may qualify under Code Section 130, or

- A single premium immediate annuity contract under Code Section 72(u)(4), which provides for substantially equal periodic payments and an annuity starting date that is no later than 1 year from the date of the contract's purchase.

A non-natural Contract Owner that is a tax-exempt entity for federal tax purposes (e.g., a tax-qualified retirement trust or a Charitable Remainder Trust) generally would not be subject to federal income tax as a result of such current gross income under Code Section 72(u). However, such a tax-exempt entity, or any annuity contract that it holds, may need to satisfy certain tax requirements in order to maintain its qualification for such favorable tax treatment. See, e.g., IRS Tech. Adv. Memo. 9825001 for certain Charitable Remainder Trusts.

Pursuant to Code Section 72(s), if the Contract Owner is a non-natural person, the primary annuitant is treated as the "holder" in applying the required distribution rules described below. These rules require that certain distributions be made upon the death of a "holder." In addition, for a non-natural owner, a change in the primary annuitant is treated as the death of the "holder." However, the provisions of Code Section 72(s) do not apply to certain contracts held in tax-qualified retirement arrangements or structured settlement arrangements.

    2.   OTHER CONTRACT OWNERS (NATURAL PERSONS).


A Contract Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Contract) or as Annuity payments under the settlement option elected.



Except as provided below, upon the death of the Contract Owner prior to the Annuity Commencement Date, if the designated beneficiary is the surviving spouse of the Contract Owner; (a) or the civil union partner of the Contract Owner in a civil union established under applicable state law (or any law succeeding or replacing such statute(s)); or (b) the civil union partner or member of a similar same sex relationship under the law of any state; and the Annuitant or Joint Annuitant, if any, is alive, then such designated beneficiary may continue the Contract as the succeeding Contract Owner. The right of the designated beneficiary (as spouse or civil union partner) to continue the Contract is contingent upon the treatment of the designated beneficiary as the "holder" of the Contract in accordance with the provisions of section 72(s)(3) of the Code (which under current tax law is limited to different sex spouses). In the event that the designated beneficiary continues the Contract, the distribution requirements of Code section 72(s) will only arise upon the death of such designated beneficiary, unless the designated beneficiary elects not to continue the Contract. If the designated beneficiary is not treated as the "holder" under section 72(s)(3) of the Code (as is the case under current federal tax law for a civil union partner),


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the distribution requirements of Code section 72(s)(1) and (2) outlined above shall apply at the time of the Contract Owner's death and the entire interest in the Contract must be distributed within five years of the Contract Owner's death or under the Alternative Election. Contract continuation under this provision may take effect only once with respect to this Contract.



The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982.


        a.   DISTRIBUTIONS PRIOR TO THE ANNUITY COMMENCEMENT DATE.

i. Total premium payments less amounts received which were not includable in gross income equal the "investment in the contract" under Section 72 of the Code.

ii. To the extent that the value of the Contract (ignoring any surrender charges except on a full surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract." It is unclear what value should be used in determining the "income on the contract." We believe that the current Contract Value (determined without regard to the surrender charges) generally is an appropriate measure. However, in some instances, the IRS could take the position that the value should be the current Contract Value (determined without regard to the surrender charges) increased by some measure of the value of certain future cash-value type benefits.

iii. Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a withdrawal or partial surrender) is deemed to come first from any such "income on the contract" and then from "investment in the contract," and for these purposes such "income on the contract" shall be computed by reference to any aggregation rule in subparagraph 2.c. below. As a result, any such amount received or deemed received (1) shall be includable in gross income to the extent that such amount does not exceed any such "income on the contract," and (2) shall not be includable in gross income to the extent that such amount does exceed any such "income on the contract." If at the time that any amount is received or deemed received there is no "income on the contract" (e.g., because the gross value of the Contract does not exceed the "investment in the contract" and no aggregation rule applies), then such amount received or deemed received will not be includable in gross income, and will simply reduce the "investment in the contract."

iv. The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the Contract shall be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.

v. In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. This transfer rule does not apply, however, to certain transfers of property between spouses or incident to divorce.

vi. In general, any amount actually received under the Contract as a Death Benefit, including any optional Death Benefits, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. As a result, we believe that for federal tax purposes any optional Death Benefits should be treated as an integral part of the Contract's benefits (i.e., as an investment protection benefit) and that any charges under the Contract for any optional Death Benefits should not be treated as an amount received by the Contract Owner for purposes of this subparagraph a. However, it is possible that the IRS could take a contrary position that some or all of these charges for any optional Death Benefits should be treated for federal tax purposes as an amount received under the Contract (e.g., as an amount distributed from the Contract to pay for an additional benefit that should be treated as a benefit that is being provided by a separate contract for tax purposes, i.e., by a separate contract that is not part of the annuity Contract for tax purposes).

        b.  DISTRIBUTIONS AFTER ANNUITY COMMENCEMENT DATE.

Annuity payments made periodically after the Annuity Commencement Date are includable in gross income to the extent the payments exceed the amount determined by the application of the ratio of the "investment in the contract" to the total amount of the payments to be made after the Annuity Commencement Date (the "exclusion ratio").

i. When the total of amounts excluded from income by application of the exclusion ratio is equal to the investment in the contract as of the Annuity Commencement Date, any additional payments (including surrenders) will be entirely includable in gross income.

ii. If the annuity payments cease by reason of the death of the Annuitant and, as of the date of death, the amount of annuity payments excluded from gross income by the exclusion ratio does not exceed the investment in the contract as of the Annuity Commencement Date, then the remaining portion of unrecovered investment shall be allowed as a deduction for the last taxable year of the Annuitant.

iii. Generally, nonperiodic amounts received or deemed received after the Annuity Commencement Date are not entitled to any exclusion ratio and shall be fully includable in gross income. However, upon a full surrender after such date, only the excess of the amount received (after any surrender charge) over the remaining "investment in the contract" shall be includable in gross income (except

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      to the extent that the aggregation rule referred to in the next subparagraph c. may apply).

        c.   AGGREGATION OF TWO OR MORE ANNUITY CONTRACTS.

Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same owner within the same calendar year (other than certain contracts held in connection with tax-qualified retirement arrangements) will be aggregated and treated as one annuity contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be treated as a new contract for this purpose. We believe that for any Contracts subject to such aggregation, the values under the Contracts and the investment in the contracts will be added together to determine the taxation under subparagraph 2.a., above, of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will be treated first as withdrawals of income until all of the income from all such Contracts is withdrawn. In addition, the Treasury Department has specific authority under the aggregation rules in Code Section 72(e)(12) to issue regulations to prevent the avoidance of the income-out-first rules for non-periodic distributions through the serial purchase of annuity contracts or otherwise. As of the date of this prospectus, there are no regulations interpreting these aggregation provisions.

        d. 10% PENALTY TAX -- APPLICABLE TO CERTAIN WITHDRAWALS AND ANNUITY PAYMENTS.

i. If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includable in gross income, unless an exception applies.

ii.  The 10% penalty tax will not apply to the following distributions:

        1. Distributions made on or after the date the recipient has attained the age of 59 1/2.

        2. Distributions made on or after the death of the holder or where the holder is not an individual, the death of the primary annuitant.

        3.   Distributions attributable to a recipient's becoming disabled.

        4. A distribution that is part of a scheduled series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the recipient (or the joint lives or life expectancies of the recipient and the recipient's designated Beneficiary).

        5. Distributions made under certain annuities issued in connection with structured settlement agreements.

        6. Distributions of amounts which are allocable to the "investment in the contract" prior to August 14, 1982 (see next subparagraph e.).

        7. Distributions purchased by an employer upon termination of certain qualified plans and held by the employer until the employee separates from service.

If the taxpayer avoids this 10% penalty tax by qualifying for the substantially equal periodic payments exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the taxpayer has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.

        e. SPECIAL PROVISIONS AFFECTING CONTRACTS OBTAINED THROUGH A TAX-FREE EXCHANGE OF OTHER ANNUITY OR LIFE INSURANCE CONTRACTS PURCHASED PRIOR TO AUGUST 14, 1982.

If the Contract was obtained by a tax-free exchange of a life insurance or annuity Contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come
(1) first from the amount of the "investment in the contract" prior to August 14, 1982 ("pre-8/14/82 investment") carried over from the prior Contract, (2) then from the portion of the "income on the contract" (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining "income on the contract" and
(4) last from the remaining "investment in the contract." As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includable in gross income. In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the "income on the contract" attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange Contracts are generally subject to the rules described in this subparagraph e.

        f.   REQUIRED DISTRIBUTIONS.

i.   Death of Contract Owner or Primary Annuitant

      Subject to the alternative election or spouse beneficiary provisions in ii or iii below:

        1. If any Contract Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;

        2. If any Contract Owner dies before the Annuity Commencement Date, the entire interest in the Contract shall be distributed within 5 years after such death; and

        3. If the Contract Owner is not an individual, then for purposes of 1. or 2. above, the primary annuitant under the Contract shall be treated as the Contract Owner, and any change in the primary annuitant

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           shall be treated as the death of the Contract Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.

ii.  Alternative Election to Satisfy Distribution Requirements

      If any portion of the interest of a Contract Owner described in i. above is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the beneficiary. Such distributions must begin within a year of the Contract Owner's death.

iii.  Spouse Beneficiary

      If any portion of the interest of a Contract Owner is payable to or for the benefit of his or her spouse, and the Annuitant or Contingent Annuitant is living, such spouse shall be treated as the Contract Owner of such portion for purposes of section i. above. This spousal contract continuation shall apply only once for this Contract.

        g.   ADDITION OF RIDER OR MATERIAL CHANGE.

The addition of a rider to the Contract, or a material change in the Contract's provisions, could cause it to be considered newly issued or entered into, for tax purposes, and thus could cause the Contract to lose certain grandfathered tax status. Please contact your tax adviser for more information.

        h.  PARTIAL EXCHANGES.


The IRS in Rev. Rul. 2003-76 has confirmed that the owner of an annuity contract can direct its insurer to transfer a portion of the contract's cash value directly to another annuity contract (issued by the same insurer or by a different insurer), and such a direct transfer can qualify for tax-free exchange treatment under Code Section 1035 (a "partial exchange"). However, Rev. Rul. 2003-76 also refers to caveats and additional guidance in the companion Notice 2003-51, which discusses cases in which a partial exchange is followed by a surrender, withdrawal or other distribution from either the old contract or the new contract. Notice 2003-51 specifically indicates that the IRS is considering
(1) under what circumstances it should treat a partial exchange followed by such a distribution within 24 months as presumptively for "tax avoidance" purposes (e.g., to avoid the income-out-first rules on amounts received under Code
Section 72) and (2) what circumstances it should treat as rebutting such a presumption (e.g., death, disability, reaching age 59 1/2, divorce or loss of employment). Notice 2003-51 was superseded by Revenue Procedure 2008-24, effective for partial exchanges completed on or after June 30, 2008. Partial exchanges completed on or after this date will qualify for tax free treatment if: (1) no amounts are withdrawn from, or received in surrender of, either of the contracts involved in the exchange during the 12 months beginning on the date on which amounts are treated as received as premiums or other consideration paid for the contract received in the exchange (the date of transfer); or (2) the taxpayer demonstrates that certain conditions (e.g., death, disability, reaching age 50 1/2, divorce, loss of employment) occurred between the date of transfer and the date of the withdrawal or surrender. A transfer within the scope of the revenue procedure, but not treated as a tax-free exchange, will be treated as a taxable distribution, followed by a payment for a second contract. Two annuity contracts that are the subject of a tax-free exchange pursuant to the revenue procedure will not be aggregated, even if issued by the same insurance company. We advise you to consult with a qualified tax adviser as to potential tax consequences before attempting any partial exchange.


    3.   DIVERSIFICATION REQUIREMENTS.

The Code requires that investments supporting your Contract be adequately diversified. Code Section 817(h) provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations under Code Section 817(h) require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

-   no more than 70% is represented by any two investments,

-   no more than 80% is represented by any three investments and

-   no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.

We monitor the diversification of investments in the separate accounts and test for diversification as required by the Code. We intend to administer all contracts subject to the diversification requirements in a manner that will maintain adequate diversification.

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    4.   TAX OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT.


In order for a variable annuity contract to qualify for tax income deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the "owner" of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the "tax owner" of certain separate account assets, income and gain from such assets would be includable in the variable contract owner's gross income. The Treasury Department indicated in 1986 that, in regulations or revenue rulings under Code Section 817(d) (relating to the definition of a variable contract), it would provide guidance on the extent to which contract owners may direct their investments to particular subaccounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and life insurance contracts.

For instance, the IRS in Rev. Rul. 2003-92, amplified by Rev. Rul. 2007-7, reiterated its position in prior rulings that, where shares in a fund offered in an insurer's separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such shares can be purchased directly by the general public or others without going through such a variable contract), such "public availability" means that such shares should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such shares directly (without going through the variable contract). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer's variable contracts or by other permitted entities.

The IRS in Rev. Rul. 2003-91 also indicated that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the underlying fund assets. The ruling does not specify the number of fund options, if any, that may prevent a variable contract owner from receiving favorable tax treatment. As a result, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.

D. FEDERAL INCOME TAX WITHHOLDING

The portion of an amount received under a Contract that is taxable gross income to the recipient is also subject to federal income tax withholding, pursuant to Code Section 3405, which requires the following:

        1. Non-Periodic Distributions. The portion of a non-periodic distribution that is includable in gross income is subject to federal income tax withholding unless the recipient elects not to have such tax withheld ("election out"). We will provide such an "election out" form at the time such a distribution is requested. If the necessary "election out" forms are not submitted to us in a timely manner, we are required to withhold 10 percent of the includable amount of distribution and remit it to the IRS.

        2. Periodic Distributions (payable over a period greater than one year). The portion of a periodic distribution that is includable in gross income is subject to federal income tax withholding as if the recipient were married claiming 3 exemptions, unless the recipient elects otherwise. A recipient may elect out of such withholding, or elect to have income tax withheld at a different rate, by providing a completed election form. We will provide such an election form at the time such a distribution is requested.

Generally, no "election out" is permitted if the distribution is delivered outside the United States and any possession of the United States. Regardless of any "election out" (or any amount of tax actually withheld) on an amount received from a Contract, the recipient is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. You also may be required to pay penalties under the estimated income tax rules, if your withholding and estimated tax payments are insufficient to satisfy your total tax liability. If the necessary "election out" forms are not submitted to us in a timely manner, we are required to withhold tax as if the recipient were married claiming 3 exemptions, and remit the tax to the IRS.

E. GENERAL PROVISIONS AFFECTING QUALIFIED RETIREMENT PLANS

The Contract may be used for a number of qualified retirement plans. If the Contract is being purchased with respect to some form of qualified retirement plan, please refer to Appendix I for information relative to the types of plans for which it may be used and the general explanation of the tax features of such plans.

F. ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required

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tax forms are submitted to us. If withholding tax applies, we are required to withhold tax at a 30% rate, or a lower treaty rate if applicable, and remit it to the IRS. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence.

G. ESTATE, GIFT AND GENERATION-SKIPPING TAX AND RELATED TAX CONSIDERATIONS

Any amount payable upon a Contract Owner's death, whether before or after the Annuity Commencement Date, is generally includable in the Contract Owner's estate for federal estate tax purposes. Similarly, prior to the Contract Owner's death, the payment of any amount from the Contract, or the transfer of any interest in the Contract, to a beneficiary or other person for less than adequate consideration may have federal gift tax consequences. In addition, any transfer to, or designation of, a non-spouse beneficiary who either is (1) 37 1/2 or more years younger than a Contract Owner or (2) a grandchild (or more remote further descendent) of a Contract Owner may have federal generation-skipping-transfer ("GST") tax consequences under Code Section 2601. Regulations under Code Section 2662 may require us to deduct any such GST tax from your Contract, or from any applicable payment, and pay it directly to the IRS. However, any federal estate, gift or GST tax payment with respect to a Contract could produce an offsetting income tax deduction for a beneficiary or transferee under Code Section 691(c) (partially offsetting such federal estate or GST tax) or a basis increase for a beneficiary or transferee under Code
Section 691(c) or Section 1015(d). In addition, as indicated above in "Distributions Prior to the Annuity Commencement Date," the transfer of a Contract for less than adequate consideration during the Contract Owner's lifetime generally is treated as producing an amount received by such Contract Owner that is subject to both income tax and the 10% penalty tax. To the extent that such an amount deemed received causes an amount to be includable currently in such Contract Owner's gross income, this same income amount could produce a corresponding increase in such Contract Owner's tax basis for such Contract that is carried over to the transferee's tax basis for such Contract under Code
Section 72(e)(4)(C)(iii) and Section 1015.

INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS


This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. State income tax rules applicable to tax-qualified retirement plans often differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.



The Contracts are available to a variety of tax-qualified retirement plans and arrangements (a "Qualified Plan" or "Plan"). Tax restrictions and consequences for Contracts or accounts under each type of Qualified Plan differ from each other and from those for Non-Qualified Contracts. In addition, individual Qualified Plans may have terms and conditions that impose additional rules. Therefore, no attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. Participants under such Qualified Plans, as well as Contract Owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to terms and conditions of the Plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. Qualified Plans generally provide for the tax deferral of income regardless of whether the Qualified Plan invests in an annuity or other investment. You should consider if the Contract is a suitable investment if you are investing through a Qualified Plan.



THE FOLLOWING IS ONLY A GENERAL DISCUSSION ABOUT TYPES OF QUALIFIED PLANS FOR WHICH THE CONTRACTS MAY BE AVAILABLE. WE ARE NOT THE PLAN ADMINISTRATOR FOR ANY QUALIFIED PLAN. THE PLAN ADMINISTRATOR OR CUSTODIAN, WHICHEVER IS APPLICABLE, (BUT NOT US) IS RESPONSIBLE FOR ALL PLAN ADMINISTRATIVE DUTIES INCLUDING, BUT NOT LIMITED TO, NOTIFICATION OF DISTRIBUTION OPTIONS, DISBURSEMENT OF PLAN BENEFITS, HANDLING ANY PROCESSING AND ADMINISTRATION OF QUALIFIED PLAN LOANS, COMPLIANCE REGULATORY REQUIREMENTS AND FEDERAL AND STATE TAX REPORTING OF INCOME/DISTRIBUTIONS FROM THE PLAN TO PLAN PARTICIPANTS AND, IF APPLICABLE, BENEFICIARIES OF PLAN PARTICIPANTS AND IRA CONTRIBUTIONS FROM PLAN PARTICIPANTS. OUR ADMINISTRATIVE DUTIES ARE LIMITED TO ADMINISTRATION OF THE CONTRACT AND ANY DISBURSEMENTS OF ANY CONTRACT BENEFITS TO THE OWNER, ANNUITANT OR BENEFICIARY OF THE CONTRACT, AS APPLICABLE. OUR TAX REPORTING RESPONSIBILITY IS LIMITED TO FEDERAL AND STATE TAX REPORTING OF INCOME/DISTRIBUTIONS TO THE APPLICABLE PAYEE AND IRA CONTRIBUTIONS FROM THE OWNER OF A CONTRACT, AS RECORDED ON OUR BOOKS AND RECORDS. IF YOU ARE PURCHASING A QUALIFIED CONTRACT, YOU SHOULD CONSULT WITH YOUR PLAN ADMINISTRATOR AND/OR A QUALIFIED TAX ADVISER. YOU ALSO SHOULD CONSULT WITH A QUALIFIED TAX ADVISER AND/OR PLAN ADMINISTRATOR BEFORE YOU WITHDRAW ANY PORTION OF YOUR CONTRACT VALUE.



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The tax rules applicable to Qualified Contracts and Qualified Plans, including restrictions on contributions and distributions, taxation of distributions and tax penalties, vary according to the type of Qualified Plan, as well as the terms and conditions of the Plan itself. Various tax penalties may apply to contributions in excess of specified limits, plan distributions (including loans) that do not comply with specified limits, and certain other transactions relating to such Plans. Accordingly, this summary provides only general information about the tax rules associated with use of a Qualified Contract in such a Qualified Plan. In addition, some Qualified Plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable tax (and non-tax) law. Because of the complexity of these rules, Owners, participants and beneficiaries are advised to consult with a qualified tax adviser as to specific tax consequences.



We do not currently offer the Contracts in connection with all of the types of Qualified Plans discussed below, and may not offer the Contracts for all types of Qualified Plans in the future.



1. INDIVIDUAL RETIREMENT ANNUITIES ("IRAS").



In addition to "traditional" IRAs governed by Code Sections 408(a) and (b) ("Traditional IRAs"), there are Roth IRAs governed by Code Section 408A, SEP IRAs governed by Code Section 408(k), and SIMPLE IRAs governed by Code Section 408(p). Also, Qualified Plans under Code Section 401, 403(b) or 457(b) that include after-tax employee contributions may be treated as deemed IRAs subject to the same rules and limitations as Traditional IRAs. Contributions to each of these types of IRAs are subject to differing limitations. The following is a very general description of each type of IRA for which a Contract is available.



    a.   TRADITIONAL IRAS



Traditional IRAs are subject to limits on the amounts that may be contributed each year, the persons who may be eligible, and the time when minimum distributions must begin. Depending upon the circumstances of the individual, contributions to a Traditional IRA may be made on a deductible or non-deductible basis. Failure to make required minimum distributions ("RMDs") when the Owner reaches age 70 1/2 or dies, as described below, may result in imposition of a 50% penalty tax on any excess of the RMD amount over the amount actually distributed. In addition, any amount received before the Owner reaches age 59 1/2 or dies is subject to a 10% penalty tax on premature distributions, unless a special exception applies, as described below. Under Code Section 408(e), an IRA may not be used for borrowing (or as security for any loan) or in certain prohibited transactions, and such a transaction could lead to the complete tax disqualification of an IRA.



You (or your surviving spouse if you die) may rollover funds tax-free from certain existing Qualified Plans (such as proceeds from existing insurance contracts, annuity contracts or securities) into a Traditional IRA under certain circumstances, as indicated below. However, mandatory tax withholding of 20% may apply to any eligible rollover distribution from certain types of Qualified Plans if the distribution is not transferred directly to the Traditional IRA. In addition, under Code Section 402(c)(11) a non-spouse "designated beneficiary" of a deceased Plan participant may make a tax-free "direct rollover" (in the form of a direct transfer between Plan fiduciaries, as described below in "Rollover Distributions") from certain Qualified Plans to a Traditional IRA for such beneficiary, but such Traditional IRA must be designated and treated as an "inherited IRA" that remains subject to applicable RMD rules (as if such IRA had been inherited from the deceased Plan participant). In addition, such a Plan is not required to permit such a rollover.



IRAs generally may not invest in life insurance contracts. However, an annuity contract that is used as an IRA may provide a death benefit that equals the greater of the premiums paid or the contract's cash value. The Contract offers an enhanced death benefit that may exceed the greater of the Contract Value or total premium payments. The tax rules are unclear as to what extent an IRA can provide a death benefit that exceeds the greater of the IRA's cash value or the sum of the premiums paid and other contributions into the IRA. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.



    b.  SEP IRAS



Code Section 408(k) provides for a Traditional IRA in the form of an employer-sponsored defined contribution plan known as a Simplified Employee Pension ("SEP") or a SEP IRA. A SEP IRA can have employer, employee and salary reduction contributions, as well as higher overall contribution limits than a Traditional IRA, but a SEP is also subject to special tax-qualification requirements (e.g., on participation, nondiscrimination and withdrawals) and sanctions. Otherwise, a SEP IRA is generally subject to the same tax rules as for a Traditional IRA, which are described above. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.



    c.   SIMPLE IRAS



The Savings Incentive Match Plan for Employees of small employers ("SIMPLE Plan") is a form of an employer-sponsored Qualified Plan that provides IRA benefits for the participating employees ("SIMPLE IRAs"). Depending upon the SIMPLE Plan, employers may make plan contributions into a SIMPLE IRA established by each eligible participant. Like a Traditional IRA, a SIMPLE IRA is subject to the 50% penalty tax for failure to make a full RMD, and to the 10% penalty tax on premature distributions, as described below. In addition, the 10% penalty tax is increased to 25% for amounts received during the 2-year period beginning on the date you first participated in a qualified salary reduction arrangement pursuant to a SIMPLE Plan


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maintained by your employer under Code Section 408(p)(2). Contributions to a
SIMPLE IRA may be either salary deferral contributions or employer contributions, and these are subject to different tax limits from those for a Traditional IRA. Please note that the SIMPLE IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an SIMPLE IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.



A SIMPLE Plan may designate a single financial institution (a Designated Financial Institution) as the initial trustee, custodian or issuer (in the case of an annuity contract) of the SIMPLE IRA set up for each eligible participant. However, any such Plan also must allow each eligible participant to have the balance in his SIMPLE IRA held by the Designated Financial Institution transferred without cost or penalty to a SIMPLE IRA maintained by a different financial institution. Absent a Designated Financial Institution, each eligible participant must select the financial institution to hold his SIMPLE IRA, and notify his employer of this selection.



If we do not serve as the Designated Financial Institution for your employer's SIMPLE Plan, for you to use one of our Contracts as a SIMPLE IRA, you need to provide your employer with appropriate notification of such a selection under the SIMPLE Plan. If you choose, you may arrange for a qualifying transfer of any amounts currently held in another SIMPLE IRA for your benefit to your SIMPLE IRA with us.



    d.  ROTH IRAS



Code Section 408A permits eligible individuals to establish a Roth IRA. Contributions to a Roth IRA are not deductible, but withdrawals of amounts contributed and the earnings thereon that meet certain requirements are not subject to federal income tax. In general, Roth IRAs are subject to limitations on the amounts that may be contributed by the persons who may be eligible to contribute, certain Traditional IRA restrictions, and certain RMD rules on the death of the Contract Owner. Unlike a Traditional IRA, Roth IRAs are not subject to RMD rules during the Contract Owner's lifetime. Generally, however, upon the Owner's death the amount remaining in a Roth IRA must be distributed by the end of the fifth year after such death or distributed over the life expectancy of a designated beneficiary. The Owner of a Traditional IRA may convert a Traditional IRA into a Roth IRA under certain circumstances. The conversion of a Traditional IRA to a Roth IRA will subject the fair market value of the converted Traditional IRA to federal income tax. In addition to the amount held in the converted Traditional IRA, the fair market value may include the value of additional benefits provided by the annuity contract on the date of conversion, based on reasonable actuarial assumptions. Tax-free rollovers from a Roth IRA can be made only to another Roth IRA under limited circumstances, as indicated below. After 2007, distributions from eligible Qualified Plans can be "rolled over" directly (subject to tax) into a Roth IRA under certain circumstances. Anyone considering the purchase of a Qualified Contract as a Roth IRA or a "conversion" Roth IRA should consult with a qualified tax adviser. Please note that the Roth IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a Roth IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.



2. QUALIFIED PENSION OR PROFIT-SHARING PLAN OR SECTION 401(k) PLAN



Provisions of the Code permit eligible employers to establish a tax-qualified pension or profit sharing plan (described in Section 401(a), and Section 401(k) if applicable, and exempt from taxation under Section 501(a)). Such a Plan is subject to limitations on the amounts that may be contributed, the persons who may be eligible to participate, the amounts of "incidental" death benefits, and the time when RMDs must commence. In addition, a Plan's provision of incidental benefits may result in currently taxable income to the participant for some or all of such benefits. Amounts may be rolled over tax-free from a Qualified Plan to another Qualified Plan under certain circumstances, as described below. Anyone considering the use of a Qualified Contract in connection with such a Qualified Plan should seek competent tax and other legal advice.



In particular, please note that these tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification.



3. TAX SHELTERED ANNUITY UNDER SECTION 403(b) ("TSA")



Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations described in Code
Section 501(c)(3) to purchase a "tax-sheltered annuity" ("TSA") contract and, subject to certain limitations, exclude employer contributions to a TSA from such an employee's gross income. Generally, total contributions may not exceed the lesser of an annual dollar limit (e.g., $46,000 in 2008) or 100% of the employee's "includable compensation" for the most recent full year of service, subject to other adjustments. The general annual elective deferral limit for a TSA participant after 2005 is $15,000. In addition, for years after 2006 this $15,000 limit will be indexed for cost-of-living adjustments under Code Section 402(g)(4) at $500 increments. For any such participant age 50 or older, the contribution limit after 2005 generally is increased by an additional $5,000 under Code Section 414(v). For years after 2006 this "over-50 catch-up" $5,000 limit also will be indexed for cost-of-living adjustments under Code Section 414(v)(2)(C) at $500 increments. Special provisions may allow certain employees different overall limitations.


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A TSA is subject to a prohibition against distributions from the TSA attributable to contributions made pursuant to a salary reduction agreement, unless such distribution is made:



    a.   after the employee reaches age 59 1/2;



    b.  upon the employee's separation from service;



    c.   upon the employee's death or disability;



    d. in the case of hardship (and in the case of hardship, any income attributable to such contributions may not be distributed); or



    e. as a qualified reservist distribution upon certain calls to active duty.



Please note that the TSA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a TSA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification. In particular, please note that tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification. In addition, a life insurance contract issued after September 23, 2007 is generally ineligible to qualify as a TSA under Reg. Section 1.403(b)-8(c)(2).



Amounts may be rolled over tax-free from a TSA to another TSA or Qualified Plan (or from a Qualified Plan to a TSA) under certain circumstances, as described below. However, effective for TSA contract exchanges after September 24, 2007, Reg. ' 1.403(b)-10(b) allows a TSA contract of a participant or beneficiary under a TSA Plan to be exchanged tax-free for another eligible TSA contract under that same TSA Plan, but only if all of the following conditions are satisfied: (1) such TSA Plan allows such an exchange, (2) the participant or beneficiary has an accumulated benefit after such exchange that is no less than such participant's or beneficiary's accumulated benefit immediately before such exchange (taking into account such participant's or beneficiary's accumulated benefit under both TSA contracts immediately before such exchange), (3) the second TSA contract is subject to distribution restrictions with respect to the participant that are no less stringent than those imposed on the TSA contract being exchanged, and (4) the employer for such TSA Plan enters into an agreement with the issuer of the second TSA contract under which such issuer and employer will provide each other from time to time with certain information necessary for such second TSA contract (or any other TSA contract that has contributions from such employer) to satisfy the TSA requirements under Code Section 403(b) and other federal tax requirements (e.g., plan loan conditions under Code Section 72(p) to avoid deemed distributions). Such necessary information could include information about the participant's employment, information about other Qualified Plans of such employer, and whether a severance has occurred, or hardship rules are satisfied, for purposes of the TSA distribution restrictions. Consequently, you are advised to consult with a qualified tax advisor before attempting any such TSA exchange, particularly because it requires an agreement between the employer and issuer to provide each other with certain information. We are no longer accepting any incoming exchange request, or new contract application, for any individual TSA contract.



4. DEFERRED COMPENSATION PLANS UNDER SECTION 457 ("SECTION 457 PLANS")



Certain governmental employers, or tax-exempt employers other than a governmental entity, can establish a Deferred Compensation Plan under Code
Section 457. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. A Deferred Compensation Plan that meets the requirements of Code Section 457(b) is called an "Eligible Deferred Compensation Plan" or "Section 457(b) Plan." Code Section 457(b) limits the amount of contributions that can be made to an Eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is the lesser of (1) 100% of a participant's includible compensation or (2) the applicable dollar amount, equal to $15,000 for 2006 and thereafter. The $15,000 limit will be indexed for cost-of-living adjustments at $500 increments. The Plan may provide for additional "catch-up" contributions during the three taxable years ending before the year in which the participant attains normal retirement age. In addition, with an eligible Deferred Compensation Plan for a governmental employer, the contribution limitation may be increased under Code
Section 457(e)(18) to allow certain "catch-up" contributions for individuals who have attained age 50, but only one "catch-up" may be used in a particular year. In addition, under Code Section 457(d) a Section 457(b) Plan may not make amounts available for distribution to participants or beneficiaries before (1) the calendar year in which the participant attains age 70 1/2, (2) the participant has a severance from employment (including death), or (3) the participant is faced with an unforeseeable emergency (as determined in accordance with regulations).



Under Code Section 457(g) all of the assets and income of an Eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, annuity contracts and custodial accounts described in Code Section 401(f) are treated as trusts. This trust requirement does not apply to amounts under an Eligible Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, this trust requirement does not apply to amounts held under a Deferred Compensation Plan of a governmental employer that is not a Section 457(b) Plan. However, where the trust requirement does not apply, amounts held under a Section 457


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Plan must remain subject to the claims of the employer's general creditors under
Code Section 457(b)(6).



5. TAXATION OF AMOUNTS RECEIVED FROM QUALIFIED PLANS



Except under certain circumstances in the case of Roth IRAs, amounts received from Qualified Contracts or Plans generally are taxed as ordinary income under Code Section 72, to the extent that they are not treated as a tax-free recovery of after-tax contributions or other "investment in the contract." For annuity payments and other amounts received after the Annuity Commencement Date from a Qualified Contract or Plan, the tax rules for determining what portion of each amount received represents a tax-free recovery of "investment in the contract" are generally the same as for Non-Qualified Contracts, as described above.



For non-periodic amounts from certain Qualified Contracts or Plans, Code Section 72(e)(8) provides special rules that generally treat a portion of each amount received as a tax-free recovery of the "investment in the contract," based on the ratio of the "investment in the contract" over the Contract Value at the time of distribution. However, in determining such a ratio, certain aggregation rules may apply and may vary, depending on the type of Qualified Contract or Plan. For instance, all Traditional IRAs owned by the same individual are generally aggregated for these purposes, but such an aggregation does not include any IRA inherited by such individual or any Roth IRA owned by such individual.



In addition, penalty taxes, mandatory tax withholding or rollover rules may apply to amounts received from a Qualified Contract or Plan, as indicated below, and certain exclusions may apply to certain distributions (e.g., distributions from an eligible Government Plan to pay qualified health insurance premiums of an eligible retired public safety officer). Accordingly, you are advised to consult with a qualified tax adviser before taking or receiving any amount (including a loan) from a Qualified Contract or Plan.



6. PENALTY TAXES FOR QUALIFIED PLANS



Unlike Non-Qualified Contracts, Qualified Contracts are subject to federal penalty taxes not just on premature distributions, but also on excess contributions and failures to make required minimum distributions ("RMDs"). Penalty taxes on excess contributions can vary by type of Qualified Plan and which person made the excess contribution (e.g., employer or an employee). The penalty taxes on premature distributions and failures to make timely RMDs are more uniform, and are described in more detail below.



    a.   PENALTY TAXES ON PREMATURE DISTRIBUTIONS



Code Section 72(t) imposes a penalty income tax equal to 10% of the taxable portion of a distribution from certain types of Qualified Plans that is made before the employee reaches age 59 1/2. However, this 10% penalty tax does not apply to a distribution that is either:



    (i) made to a beneficiary (or to the employee's estate) on or after the employee's death;



    (ii) attributable to the employee's becoming disabled under Code Section 72(m)(7);



    (iii) part of a series of substantially equal periodic payments (not less frequently than annually -- "SEPPs") made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and a designated beneficiary ("SEPP Exception"), and for certain Qualified Plans (other than IRAs) such a series must begin after the employee separates from service;



    (iv) (except for IRAs) made to an employee after separation from service after reaching age 55 (or made after age 50 in the case of a qualified public safety employee separated from certain government plans);



    (v) (except for IRAs) made to an alternate payee pursuant to a qualified domestic relations order under Code Section 414(p) (a similar exception for IRAs in Code Section 408(d)(6) covers certain transfers for the benefit of a spouse or ex-spouse);



    (vi) not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year; or



    (vii) certain qualified reservist distributions under Code Section 72(t)(2)(G) upon a call to active duty.



In addition, the 10% penalty tax does not apply to a distribution from an IRA that is either:



    (viii) made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;



    (ix) not in excess of the amount of certain qualifying higher education expenses, as defined by Code Section 72(t)(7); or



    (x) for a qualified first-time home buyer and meets the requirements of Code Section 72(t)(8).



If the taxpayer avoids this 10% penalty tax by qualifying for the SEPP Exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the employee has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.



For any premature distribution from a SIMPLE IRA during the first 2 years that an individual participates in a salary reduction arrangement maintained by that individual's employer under a SIMPLE Plan, the 10% penalty tax rate is increased to 25%.



    b.  RMDS AND 50% PENALTY TAX



If the amount distributed from a Qualified Contract or Plan is less than the amount of the required minimum distribution ("RMD") for the year, the participant is subject to a 50% penalty tax on the amount that has not been timely distributed.


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An individual's interest in a Qualified Plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of --



    (i)  the calendar year in which the individual attains age 70 1/2, or



    (ii) (except in the case of an IRA or a 5% owner, as defined in the Code) the calendar year in which a participant retires from service with the employer sponsoring a Qualified Plan that allows such a later Required Beginning Date.



The entire interest of the individual must be distributed beginning no later than the Required Beginning Date over --



    (a) the life of the individual or the lives of the individual and a designated beneficiary (as specified in the Code), or



    (b) over a period not extending beyond the life expectancy of the individual or the joint life expectancy of the individual and a designated beneficiary.



If an individual dies before reaching the Required Beginning Date, the individual's entire interest generally must be distributed within 5 years after the individual's death. However, this RMD rule will be deemed satisfied if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of such beneficiary). If such beneficiary is the individual's surviving spouse, distributions may be delayed until the deceased individual would have attained age 70 1/2.



If an individual dies after RMDs have begun for such individual, any remainder of the individual's interest generally must be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.



The RMD rules that apply while the Contract Owner is alive do not apply with respect to Roth IRAs. The RMD rules applicable after the death of the Owner apply to all Qualified Plans, including Roth IRAs. In addition, if the Owner of a Traditional or Roth IRA dies and the Owner's surviving spouse is the sole designated beneficiary, this surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.



The RMD amount for each year is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. RMD incidental benefit rules also may require a larger annual RMD amount, particularly when distributions are made over the joint lives of the Owner and an individual other than his or her spouse. RMDs also can be made in the form of annuity payments that satisfy the rules set forth in Regulations under the Code relating to RMDs.



In addition, in computing any RMD amount based on a contract's account value, such account value must include the actuarial value of certain additional benefits provided by the contract. As a result, electing an optional benefit under a Qualified Contract may require the RMD amount for such Qualified Contract to be increased each year, and expose such additional RMD amount to the 50% penalty tax for RMDs if such additional RMD amount is not timely distributed.



7. TAX WITHHOLDING FOR QUALIFIED PLANS



Distributions from a Qualified Contract or Qualified Plan generally are subject to federal income tax withholding requirements. These federal income tax withholding requirements, including any "elections out" and the rate at which withholding applies, generally are the same as for periodic and non-periodic distributions from a Non-Qualified Contract, as described above, except where the distribution is an "eligible rollover distribution" (described below in "ROLLOVER DISTRIBUTIONS"). In the latter case, tax withholding is mandatory at a rate of 20% of the taxable portion of the "eligible rollover distribution," to the extent it is not directly rolled over to an IRA or other Eligible Retirement Plan (described below in "ROLLOVER DISTRIBUTIONS"). Payees cannot elect out of this mandatory 20% withholding in the case of such an "eligible rollover distribution."



Also, special withholding rules apply with respect to distributions from non-governmental Section 457(b) Plans, and to distributions made to individuals who are neither citizens nor resident aliens of the United States.



Regardless of any "election out" (or any actual amount of tax actually withheld) on an amount received from a Qualified Contract or Plan, the payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the payee's total tax liability.



8. ROLLOVER DISTRIBUTIONS



The current tax rules and limits for tax-free rollovers and transfers between Qualified Plans vary according to (1) the type of transferor Plan and transferee Plan, (2) whether the amount involved is transferred directly between Plan fiduciaries (a "direct transfer" or a "direct rollover") or is distributed first to a participant or beneficiary who then transfers that amount back into another eligible Plan within 60 days (a "60-day rollover"), and (3) whether the distribution is made to a participant, spouse or other beneficiary. Accordingly, we advise you to consult with a qualified tax adviser before receiving any amount from a Qualified Contract or Plan or attempting some form of rollover or transfer with a Qualified Contract or Plan.



For instance, generally any amount can be transferred directly from one type of Qualified Plan (e.g., a TSA) to the same type of Plan for the benefit of the same individual, without limit (or federal income tax), if the transferee Plan is subject to the same kinds of restrictions as the transferor Plan (e.g., a TSA that is subject to the same kinds of salary reduction restrictions) and certain other conditions to maintain the applicable tax qualification are satisfied (e.g., as described above for TSA exchanges after September 24, 2007). Such a "direct transfer"


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between the same kinds of Plan is generally not treated as any form of
"distribution" out of such a Plan for federal income tax purposes.



By contrast, an amount distributed from one type of Plan (e.g., a TSA) into a different type of Plan (e.g., a Traditional IRA) generally is treated as a "distribution" out of the first Plan for federal income tax purposes, and therefore to avoid being subject to such tax, such a distribution must qualify either as a "direct rollover" (made directly to another Plan fiduciary) or as a "60-day rollover." The tax restrictions and other rules for a "direct rollover" and a "60-day rollover" are similar in many ways, but if any "eligible rollover distribution" made from certain types of Qualified Plan is not transferred directly to another Plan fiduciary by a "direct rollover," then it is subject to mandatory 20% withholding, even if it is later contributed to that same Plan in a "60-day rollover" by the recipient. If any amount less than 100% of such a distribution (e.g., the net amount after the 20% withholding) is transferred to another Plan in a "60-day rollover", the missing amount that is not rolled over remains subject to normal income tax plus any applicable penalty tax.



Under Code Sections 402(f)(2)(A) and 3405(c)(3) an "eligible rollover distribution" (which is both eligible for rollover treatment and subject to 20% mandatory withholding absent a "direct rollover") is generally any distribution to an employee of any portion (or all) of the balance to the employee's credit in any of the following types of "Eligible Retirement Plan": (1) a Qualified Plan under Code Section 401(a) ("Qualified 401(a) Plan"), (2) a qualified annuity plan under Code Section 403(a) ("Qualified Annuity Plan"), (3) a TSA under Code Section 403(b), or (4) a governmental Section 457(b) Plan. However, an "eligible rollover distribution" does not include any distribution that is either --



    a.   an RMD amount;



    b. one of a series of substantially equal periodic payments (not less frequently than annually) made either (i) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary, or (ii) for a specified period of 10 years or more; or



    c.   any distribution made upon hardship of the employee.



Before making an "eligible rollover distribution," a Plan administrator generally is required under Code Section 402(f) to provide the recipient with advance written notice of the "direct rollover" and "60-day rollover" rules and the distribution's exposure to the 20% mandatory withholding if it is not made by "direct rollover." Generally, under Code Sections 402(c), 403(b)(8) and 457
(e)(16), a "direct rollover" or a "60-day rollover" of an "eligible rollover distribution" can be made to a Traditional IRA or to another Eligible Retirement Plan that agrees to accept such a rollover. However, the maximum amount of an "eligible rollover distribution" that can qualify for a tax-free "60-day rollover" is limited to the amount that otherwise would be includable in gross income. By contrast, a "direct rollover" of an "eligible rollover distribution" can include after-tax contributions as well, if the direct rollover is made either to a Traditional IRA or to another form of Eligible Retirement Plan that agrees to account separately for such a rollover, including accounting for such after-tax amounts separately from the otherwise taxable portion of this rollover. Separate accounting also is required for all amounts (taxable or not) that are rolled into a governmental Section 457(b) Plan from either a Qualified
Section 401(a) Plan, Qualified Annuity Plan, TSA or IRA. These amounts, when later distributed from the governmental Section 457(b) Plan, are subject to any premature distribution penalty tax applicable to distributions from such a "predecessor" Qualified Plan.



Rollover rules for distributions from IRAs under Code Sections 408(d)(3) and 408A(d)(3) also vary according to the type of transferor IRA and type of transferee IRA or other Plan. For instance, generally no tax-free "direct rollover" or "60-day rollover" can be made between a "NonRoth IRA" (Traditional, SEP or SIMPLE IRA) and a Roth IRA, and a transfer from NonRoth IRA to a Roth IRA, or a "conversion" of a NonRoth IRA to a Roth IRA, is subject to special rules. In addition, generally no tax-free "direct rollover" or "60-day rollover" can be made between an "inherited IRA" (NonRoth or Roth) for a beneficiary and an IRA set up by that same individual as the original owner. Generally, any amount other than an RMD distributed from a Traditional or SEP IRA is eligible for a "direct rollover" or a "60-day rollover" to another Traditional IRA for the same individual. Similarly, any amount other than an RMD distributed from a Roth IRA is generally eligible for a "direct rollover" or a "60-day rollover" to another Roth IRA for the same individual. However, in either case such a tax-free 60-day rollover is limited to 1 per year (365-day period); whereas no 1-year limit applies to any such "direct rollover." Similar rules apply to a "direct rollover" or a "60-day rollover" of a distribution from a SIMPLE IRA to another SIMPLE IRA or a Traditional IRA, except that any distribution of employer contributions from a SIMPLE IRA during the initial 2-year period in which the individual participates in the employer's SIMPLE Plan is generally disqualified (and subject to the 25% penalty tax on premature distributions) if it is not rolled into another SIMPLE IRA for that individual. Amounts other than RMDs distributed from a Traditional or SEP IRA (or SIMPLE IRA after the initial 2-year period) also are eligible for a "direct rollover" or a "60-day rollover" to an Eligible Retirement Plan (e.g., a TSA) that accepts such a rollover, but any such rollover is limited to the amount of the distribution that otherwise would be includable in gross income (i.e., after-tax contributions are not eligible).



Special rules also apply to transfers or rollovers for the benefit of a spouse (or ex-spouse) or a nonspouse designated beneficiary, Plan distributions of property, and obtaining a waiver of the 60-day limit for a tax-free rollover from the IRS. The Katrina Emergency Tax Relief Act of 2005 (KETRA) allows certain amounts to be recontributed within three years as a rollover contribution to a plan from which a KETRA distribution was taken.



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ACCUMULATION UNIT VALUES

(FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

The following information should be read in conjunction with the financial statements for the Separate Account included in the Statement of Additional Information, which is incorporated by reference in this prospectus.


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
-----------------------------------------------------------------------------------------------------------------
HARTFORD ADVISERS HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.677        $12.510        $11.813        $11.529         $9.853
  Accumulation Unit Value at end of
   period                                $14.403        $13.677        $12.510        $11.813        $11.529
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 90            136            191            266            352
HARTFORD CAPITAL APPRECIATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $2.181         $1.894         $1.660         $1.408         $1.000
  Accumulation Unit Value at end of
   period                                 $2.517         $2.181         $1.894         $1.660         $1.408
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                736            853            947            947            483
HARTFORD DISCIPLINED EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.201        $10.987        $10.438         $9.749         $7.663
  Accumulation Unit Value at end of
   period                                $13.055        $12.201        $10.987        $10.438         $9.749
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 75            105            156            191            222
HARTFORD DIVIDEND AND GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $3.909         $3.289         $3.139             --             --
  Accumulation Unit Value at end of
   period                                 $4.179         $3.909         $3.289             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 83             84             22             --             --
HARTFORD EQUITY INCOME HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.434         $1.202         $1.173             --             --
  Accumulation Unit Value at end of
   period                                 $1.514         $1.434         $1.202             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                116            139              6             --             --
HARTFORD FUNDAMENTAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.165         $1.076         $0.993             --             --
  Accumulation Unit Value at end of
   period                                 $1.325         $1.165         $1.076             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 15             13             13             --             --
HARTFORD GLOBAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.985        $11.519        $11.369         $9.659         $7.214
  Accumulation Unit Value at end of
   period                                $16.036        $12.985        $11.519        $11.369         $9.659
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 53             69             86            103            121
HARTFORD GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.336         $1.293         $1.232             --             --
  Accumulation Unit Value at end of
   period                                 $1.541         $1.336         $1.293             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12             21             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2002           2001           2000           1999           1998
--------------------------------------  --------------------------------------------------------------------
HARTFORD ADVISERS HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.572        $12.288        $12.537        $11.479        $10.000
  Accumulation Unit Value at end of
   period                                 $9.853        $11.572        $12.288        $12.537        $11.479
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                487            729            848            585            231
HARTFORD CAPITAL APPRECIATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
HARTFORD DISCIPLINED EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.299        $11.338        $12.167        $10.113        $10.000
  Accumulation Unit Value at end of
   period                                 $7.663        $10.299        $11.338        $12.167        $10.113
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                248            246            276            202             76
HARTFORD DIVIDEND AND GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
HARTFORD EQUITY INCOME HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
HARTFORD FUNDAMENTAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
HARTFORD GLOBAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.075        $11.016        $12.003         $8.083        $10.000
  Accumulation Unit Value at end of
   period                                 $7.214         $9.075        $11.016        $12.003         $8.083
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                147            170            243            117             83
HARTFORD GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

UNION SECURITY INSURANCE COMPANY                                          39

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
-----------------------------------------------------------------------------------------------------------------
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $18.564        $16.776        $14.605        $12.620         $8.887
  Accumulation Unit Value at end of
   period                                $23.770        $18.564        $16.776        $14.605        $12.620
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 74            105            134            173            200
HARTFORD HIGH YIELD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.740        $10.694        $10.603         $9.996         $8.217
  Accumulation Unit Value at end of
   period                                $11.918        $11.740        $10.694        $10.603         $9.996
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 26             34             30             43             77
HARTFORD INDEX HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.537        $10.995        $10.654         $9.772         $7.723
  Accumulation Unit Value at end of
   period                                $13.025        $12.537        $10.995        $10.654         $9.772
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                116            170            215            322            413
HARTFORD INTERNATIONAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.649         $1.345         $1.181             --             --
  Accumulation Unit Value at end of
   period                                 $2.018         $1.649         $1.345             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 82             56             19             --             --
HARTFORD INTERNATIONAL OPPORTUNITIES
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $2.191         $1.782         $1.575         $1.350         $1.000
  Accumulation Unit Value at end of
   period                                 $2.757         $2.191         $1.782         $1.575         $1.350
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                524            378            249            346            379
HARTFORD INTERNATIONAL SMALL COMPANY
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $2.292         $1.795         $1.558             --             --
  Accumulation Unit Value at end of
   period                                 $2.468         $2.292         $1.795             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                212            214             22             --             --
HARTFORD MIDCAP GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $15.203        $13.711        $13.280        $11.918         $9.208
  Accumulation Unit Value at end of
   period                                $16.763        $15.203        $13.711        $13.280        $11.918
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 28             37             47             63             90
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.962        $11.568        $11.390        $11.425        $11.483
  Accumulation Unit Value at end of
   period                                $12.398        $11.962        $11.568        $11.390        $11.425
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 65             61             79            143            228
HARTFORD MORTGAGE SECURITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $2.972         $2.875         $2.875             --             --
  Accumulation Unit Value at end of
   period                                 $3.034         $2.972         $2.875             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              3              2             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2002           2001           2000           1999           1998
--------------------------------------  --------------------------------------------------------------------
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.438        $16.327        $15.898        $10.374        $10.000
  Accumulation Unit Value at end of
   period                                 $8.887        $12.438        $16.327        $15.898        $10.374
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                246            327            399            153             58
HARTFORD HIGH YIELD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $8.932         $8.807         $8.827         $8.536        $10.000
  Accumulation Unit Value at end of
   period                                 $8.217         $8.932         $8.807         $8.827         $8.536
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 59             93             72             81             34
HARTFORD INDEX HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.083        $11.644        $13.028        $10.949        $10.000
  Accumulation Unit Value at end of
   period                                 $7.723        $10.083        $11.644        $13.028        $10.949
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                501            642            830            858            345
HARTFORD INTERNATIONAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
HARTFORD INTERNATIONAL OPPORTUNITIES
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
HARTFORD INTERNATIONAL SMALL COMPANY
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
HARTFORD MIDCAP GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.725        $11.333        $10.555         $9.632        $10.000
  Accumulation Unit Value at end of
   period                                 $9.208        $10.725        $11.333        $10.555         $9.632
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                126            151            139            108             43
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.459        $11.171        $10.662        $10.293        $10.000
  Accumulation Unit Value at end of
   period                                $11.483        $11.459        $11.171        $10.662        $10.293
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                515            743            646            573            201
HARTFORD MORTGAGE SECURITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

40                                          UNION SECURITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
-----------------------------------------------------------------------------------------------------------------
HARTFORD SMALLCAP GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $19.530        $18.507        $16.879        $14.807         $9.991
  Accumulation Unit Value at end of
   period                                $18.933        $19.530        $18.507        $16.879        $14.807
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 37             51             83            109            142
HARTFORD SMALLCAP VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $25.746        $22.035        $20.638        $18.334        $13.408
  Accumulation Unit Value at end of
   period                                $24.297        $25.746        $22.035        $20.638        $18.334
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 61             74             97             93            125
HARTFORD STOCK HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.605         $1.417         $1.309         $1.273         $1.000
  Accumulation Unit Value at end of
   period                                 $1.678         $1.605         $1.417         $1.309         $1.273
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                154            216            204            264            285
HARTFORD TOTAL RETURN BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.035        $13.560        $13.403        $12.972        $12.179
  Accumulation Unit Value at end of
   period                                $14.508        $14.035        $13.560        $13.403        $12.972
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 68             88            104            118            112
HARTFORD U.S. GOVERNMENT SECURITIES
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.756        $13.391        $13.352        $13.246        $13.131
  Accumulation Unit Value at end of
   period                                $14.180        $13.756        $13.391        $13.352        $13.246
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                106            200            199            352            457
HARTFORD VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.363         $1.133         $1.083             --             --
  Accumulation Unit Value at end of
   period                                 $1.467         $1.363         $1.133             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 39             49              8             --             --
HARTFORD VALUE OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $18.017        $15.328        $14.328        $12.205         $8.710
  Accumulation Unit Value at end of
   period                                $16.673        $18.017        $15.328        $14.328        $12.205
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 60             75             98            118            133

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2002           2001           2000           1999           1998
--------------------------------------  --------------------------------------------------------------------
HARTFORD SMALLCAP GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.216        $18.036        $21.505        $10.406        $10.000
  Accumulation Unit Value at end of
   period                                 $9.991        $14.216        $18.036        $21.505        $10.406
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                164            218            352            216             84
HARTFORD SMALLCAP VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $16.003        $13.392        $10.677         $9.373        $10.000
  Accumulation Unit Value at end of
   period                                $13.408        $16.003        $13.392        $10.677         $9.373
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                163            257            190            186             48
HARTFORD STOCK HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
HARTFORD TOTAL RETURN BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.202        $10.437         $9.437         $9.753        $10.000
  Accumulation Unit Value at end of
   period                                $12.179        $11.202        $10.437         $9.437         $9.753
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                153            156            126            134             56
HARTFORD U.S. GOVERNMENT SECURITIES
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.007        $11.307        $10.243        $10.576        $10.000
  Accumulation Unit Value at end of
   period                                $13.131        $12.007        $11.307        $10.243        $10.576
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                657            605            473            443            129
HARTFORD VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
HARTFORD VALUE OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.753        $12.212        $10.435         $9.698        $10.000
  Accumulation Unit Value at end of
   period                                 $8.710        $11.753        $12.212        $10.435         $9.698
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                170            256            151            114             64

UNION SECURITY INSURANCE COMPANY                                          41

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FURTHER INFORMATION ABOUT UNION SECURITY INSURANCE COMPANY


FORWARD-LOOKING STATEMENTS



Some of the statements under "Business," "Management's Discussion and Analysis of Financial Condition and Results of Operations," and elsewhere in this report may contain forward-looking statements which reflect our current views with respect to, among other things, future events and financial performance. You can identify these forward-looking statements by the use of forward-looking words such as "outlook," "believes," "expects," "potential," "continues," "may," "will," "should," "seeks," "approximately," "predicts," "intends," "plans," "estimates," "anticipates" or the negative version of those words or other comparable words. Any forward-looking statements contained in this report are based upon our historical performance and on current plans, estimates and expectations. The inclusion of this forward looking information should not be regarded as a representation by us or any other person that the future plans, estimates or expectations contemplated by us will be achieved. Such forward-looking statements are subject to various risks and uncertainties. Accordingly, there are or will be important factors that could cause our actual results to differ materially from those indicated in this report. We believe that these factors include but are not limited to those described under the subsection entitled "Risk Factors" and "Management's Discussion and Analysis of Financial Condition and Results of Operations." These factors should not be construed as exhaustive and should be read in conjunction with the other cautionary statements that are included in this report. We undertake no obligation to publicly update or review any forward-looking statement, whether as a result of new information, future developments or otherwise.



If one or more of these or other risks or uncertainties materialize, or if our underlying assumptions prove to be incorrect, actual results may vary materially from what we projected. Any forward-looking statements you read in this report reflect our current views with respect to future events and are subject to these and other risks, uncertainties and assumptions relating to our operations, results of operations, financial condition, growth strategy and liquidity.



ITEM 1.  BUSINESS



LEGAL ORGANIZATION



Union Security Insurance Company is a stock life insurance company formed in 1910 and organized under the laws of the State of Iowa. Since 1984, it has been an indirect wholly-owned subsidiary of Assurant, Inc. ("Assurant"), which owns and operates companies that provide specialty insurance products and related services in North America and selected other markets. Assurant is traded on the New York Stock Exchange under the symbol AIZ.



In this report, references to "Union Security," "we," "us" or "our" refer to Union Security Insurance Company.



Amounts are presented in United States of America ("U.S.") dollars and all amounts are in thousands, except number of shares and number of employees.



BUSINESS ORGANIZATION



Union Security, which is licensed to sell life, health and annuity insurance in the District of Columbia and in all states except New York, writes insurance products that are marketed by Assurant's business segments (see Assurant's annual report on Form 10-K for the fiscal year ended December 31, 2007 for a full description of each of these businesses). We perform substantially all of the operations of the Assurant Employee Benefits segment. We directly market, sell and administer the group disability, group life and certain of the group dental insurance products, and we manage other Assurant subsidiaries that provide prepaid dental products. With respect to the Assurant Health segment, we issue small group health insurance policies that are sold through an independent agency. Finally, with respect to the Assurant Solutions segment, we issue accidental death and dismemberment policies for which the segment performs the selling, marketing, and administration functions. We discontinued marketing all pre-funded funeral life insurance business ("preneed") as a result of two transactions. First, in November 2005 we signed an agreement with Forethought Life Insurance Company ("Forethought") to sell via reinsurance new preneed insurance policies written as of October 1, 2005 in the U.S. via independent funeral homes and funeral home chains other than those owned and operated by Service Corporation International ("SCI"). Second, in April 2006 we transferred assets and liabilities related to our Canadian operations to Assurant Life of Canada ("ALOC"). ALOC is also an indirect wholly-owned subsidiary of Assurant. Of our total gross revenues generated during 2007, approximately 79% was from the Assurant Employee Benefits segment, approximately 11% from the Assurant Solutions segment and the remaining from the Assurant Health and Assurant Corporate and Other segments.



As an indirect wholly-owned subsidiary of Assurant, Union Security does not have any publicly issued equity or debt securities. We are, however, subject to certain filing requirements of the Securities Exchange Act of 1934, as amended (the "Exchange Act"), because we have issued certain variable and market value adjusted insurance contracts, which are required to be registered under the Securities Act of 1933, as amended (the "Securities Act"). Effective April 1, 2001, Assurant exited this line of business and sold the business segment, then referred to as Fortis Financial Group ("FFG"), to The Hartford Financial Services Group, Inc. and certain of its subsidiaries ("The Hartford"). This sale was accomplished by means of reinsurance and modified coinsurance. As a result, The Hartford is contractually responsible for servicing the insurance contracts, including the payment of benefits, oversight of investment management, overall contract administration and funding of reserves. If The Hartford fails to fulfill its obligations, however,

42                                          UNION SECURITY INSURANCE COMPANY

-------------------------------------------------------------------------------


we will be obligated to perform the services and make the required payments and funding.



Union Security was redomesticated to Iowa from Minnesota in 2004.



As of February 15, 2008, we had approximately 1,700 employees.



Our Annual Reports on Form 10-K, quarterly reports on Form 10-Q, current reports on Form 8-K and all amendments to such reports, filed or furnished pursuant to
Section 13(a) or 15(d) of the Exchange Act, are available free of charge at the Securities and Exchange Commission website at www.sec.gov.



For additional information that relates to our business, we refer you to Assurant's Annual Report on Form 10-K filed with the SEC and available on the SEC website at www.sec.gov or through Assurant's website at www.assurant.com.



ITEM 1A.  RISK FACTORS



Union Security is subject to risks associated with our business. These risks include, among others:



- RELIANCE ON RELATIONSHIPS WITH SIGNIFICANT CLIENTS, DISTRIBUTORS AND OTHER PARTIES. If our significant clients, distributors and other parties with which we do business decline to renew or seek to terminate our relationships or contractual arrangements, our results of operations and financial condition could be materially adversely affected. We are also subject to the risk that these parties may face financial difficulties, reputational issues or problems with respect to their own products and services, which may lead to decreased sales of products and services.



- FAILURE TO ATTRACT AND RETAIN SALES REPRESENTATIVES OR DEVELOP AND MAINTAIN DISTRIBUTION SOURCES. Our sales representatives interface with clients and third party distributors. Our inability to attract and retain our sales representatives or an interruption in, or changes to, our relationships with various third-party distributors could impair our ability to compete and market our insurance products and services and materially adversely affect our results of operations and financial condition. In addition, our ability to market our products and services depends on our ability to tailor our channels of distribution to comply with changes in the regulatory environment.



- EFFECT OF GENERAL ECONOMIC, FINANCIAL MARKET AND POLITICAL CONDITIONS. Our results of operations and financial condition may be materially adversely affected by general economic, financial market and political conditions, including:



       -   insurance industry cycles;



       -   levels of employment;



       -   levels of inflation and movements of the financial markets;



       -   fluctuations in interest rates;



       -   monetary policy;



       -   demographics; and



       -   legislative and competitive factors.



- FAILURE TO ACCURATELY PREDICT BENEFITS AND OTHER COSTS AND CLAIMS. We may be unable to accurately predict benefits, claims and other costs or to manage such costs through our loss limitation methods, which could have a material adverse effect on our results of operations and financial condition if claims substantially exceed our expectations.



- CHANGES IN REGULATION. Legislation or other regulatory reform that increases the regulatory requirements imposed on us or that changes the way we are able to do business may significantly harm our business or results of operations in the future.



- REINSURER'S FAILURE TO FULFILL OBLIGATIONS. In 2001, the Company entered into a reinsurance agreement with The Hartford for the sale of its FFG division. Under the reinsurance agreement, The Hartford is obligated to contribute funds to increase the value of the separate account assets relating to modified guaranteed annuity business sold if such value declines below the value of the associated liabilities. If The Hartford fails to fulfill these obligations, we will be obligated to make these payments and administer this business in the event of a default by the reinsurer. In 2000, the Company divested its long-term care ("LTC") operations to John Hancock Life Insurance Company ("John Hancock") through a reinsurance agreement. If John Hancock fails to fulfill its obligations, we would be obligated to make these payments.



- CREDIT RISK OF SOME OF OUR AGENTS. We advance agents' commissions as part of our preneed insurance product offerings. These advances are a percentage of the total face amount of coverage as opposed to a percentage of the first-year premium paid, the formula that is more common in other life insurance markets. There is a one-year payback provision against the agency if death or lapse occurs within the first policy year. As a result of the sale of the independent United States preneed business distribution, we will incur losses on chargebacks from agents who have been terminated who will be unable to repay their obligation.



- RISKS RELATED TO LITIGATION AND REGULATORY ACTIONS. From time to time we may be involved in various regulatory investigations and examinations relating to our insurance and other related business operations. We are subject to comprehensive regulation and oversight by insurance departments in jurisdictions in which we do business. These insurance departments have broad administrative powers with respect to all aspects of the insurance business and, in particular, monitor the manner in which an insurance company offers, sells and administers its products. Therefore, we may from time to time be subject to a variety of legal and regulatory actions relating to our current and past business operations and practices.



  The prevalence and outcomes of any such actions cannot be predicted, and no assurances can be given that such actions or any litigation would not materially adversely affect our

UNION SECURITY INSURANCE COMPANY                                          43

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  results of operations and financial condition. In addition, if we were to experience difficulties with our relationship with a regulatory body in a given jurisdiction, it could have a material adverse effect on our ability to do business in that jurisdiction.



  One particular area of focus which has affected our parent, Assurant, has been the accounting treatment for finite reinsurance or other non-traditional or loss mitigation insurance products. For specific details, please see the Risk Factor entitled "OUR BUSINESS IS SUBJECT TO RISKS RELATED TO LITIGATION AND REGULATORY ACTIONS" in our parent's Annual Report on Form 10-K, which we incorporate by reference herein. Some state regulators have made routine inquiries to some of Assurant's insurers regarding finite reinsurance We depend on our parent, Assurant, for certain administrative, strategic and operational support. We cannot predict at this time the effect that current litigation, investigations and regulatory activity will have on Assurant or our business, but any adverse outcome could have a material adverse affect on our business, results of operations or financial condition.



For additional risks that relate to our business, we incorporate by reference the Risk Factors in Assurant's Annual Report on Form 10-K filed with the SEC and available on the SEC's website at www.sec.gov or through Assurant's website at www.assurant.com.



ITEM 2.  PROPERTIES



Our principal office is in Kansas City, Missouri, where we lease office space in a building owned by Assurant. We also lease office space from an unrelated party in Birmingham, Alabama, which is used to house certain employees of our dental benefits division and office space in Atlanta, Georgia used for our Assurant Solutions business. In addition, we have regional claims and sales offices throughout the U.S. We believe that our leased properties are adequate for our current business operations.



ITEM 3.  LEGAL PROCEEDINGS



We are regularly involved in litigation in the ordinary course of business, both as a defendant and as a plaintiff. We may from time to time be subject to a variety of legal and regulatory actions relating to our current and past business operations. While we cannot predict the outcome of any pending or future litigation, examination or investigation and although no assurances can be given, we do not believe that any pending matter will have a material adverse effect on our financial condition or results of operations.



ITEM 4.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS



Not required under reduced disclosure format.



ITEM 5. MARKET FOR REGISTRANT'S COMMON EQUITY, RELATED STOCKHOLDER MATTERS AND ISSUER PURCHASES OF EQUITY SECURITIES



There is no public trading market for our common stock. As of February 15, 2008, we had 1,000,000 shares of common stock outstanding, all of which are owned directly by Interfinancial Inc., a Georgia corporation that is a direct wholly-owned subsidiary of Assurant, Inc. We have no equity compensation plan. We paid $197,000, $210,000, and $180,000 in dividends to our stockholder in 2007, 2006 and 2005, respectively.



ITEM 6.  SELECTED FINANCIAL DATA



Not required under reduced disclosure format.



ITEM 7. MANAGEMENT'S DISCUSSION AND ANALYSIS OF FINANCIAL CONDITION AND RESULTS OF OPERATIONS



The following discussion and analysis of our financial condition and results of operations should be read in conjunction with our consolidated financial statements and accompanying notes which appear elsewhere in this report. It contains forward-looking statements that involve risks and uncertainties. Please see "Forward-Looking Statements" for more information. Our actual results could differ materially from those anticipated in these forward-looking statements as a result of various factors, including those discussed elsewhere in this report, particularly under the headings "Item 1A -- Risk Factors" and "Forward-Looking Statements."

44                                          UNION SECURITY INSURANCE COMPANY

-------------------------------------------------------------------------------


The table below presents information regarding our consolidated results of operations:



                                                       FOR THE YEAR ENDED
                                                          DECEMBER 31,
(IN THOUSANDS)                                       2007               2006
--------------------------------------------------------------------------------
REVENUES:
Net earned premiums and other considerations       $1,259,930         $1,366,820
Net investment income                                 286,235            286,974
Net realized (losses) gains on investments            (28,219)             8,490
Amortization of deferred gains on disposal of
 businesses                                            23,548             14,929
Fees and other income                                  16,395             73,183
                                                 ------------       ------------
Total revenues                                      1,557,889          1,750,396
                                                 ------------       ------------
BENEFITS, LOSSES AND EXPENSES:
Policyholder benefits                                 934,609          1,023,627
Selling, underwriting and general expenses (1)        426,681            473,561
                                                 ------------       ------------
Total benefits, losses and expenses                 1,361,290          1,497,188
                                                 ------------       ------------
INCOME BEFORE INCOME TAX EXPENSE                      196,599            253,208
Income tax expense                                     57,121            106,576
                                                 ------------       ------------
NET INCOME                                           $139,478           $146,632
--------------------------------------------------------------------------------



(1) Includes amortization of deferred acquisition costs ("DAC") and value of business acquired ("VOBA") and underwriting, general and administrative expenses.



YEAR ENDED DECEMBER 31, 2007 COMPARED TO DECEMBER 31, 2006



NET INCOME



Net income decreased $7,154, or 5%, to $139,478 for the year ended December 31, 2007 from $146,632 for the year ended December 31, 2006. This decrease is primarily due to approximately $40,500 (after-tax) of income from a legal settlement in the prior year, approximately $13,800 (after-tax) of other than temporary impairments in our investment portfolio and a decline in our small employer group health business. These decreases were partially offset by favorable experience in our group disability business. Also, in 2007, we had a decrease in certain tax liabilities of approximately $9,900 compared with an increase of approximately $20,000 in 2006.



TOTAL REVENUES



Total revenues decreased $192,507, or 11%, to $1,557,889 for the year ended December 31, 2007 from $1,750,396 for the year ended December 31, 2006. This decrease is primarily due to a decrease in net earned premiums and other considerations of $106,890 partly due to a decrease in our small employer group health business driven by lower sales and declining membership, and decreases in our group disability, group dental and group life businesses, all due to lower persistency of large cases over the past several quarters as the business continues to implement its small case strategy. Net earned premiums also decreased due to the sale of our Independent -- U.S. distribution channel in our preneed business, the loss of a client in our accidental death and dismemberment ("AD&D") business and the transfer of our Canadian business to an affiliate. In addition, total revenues decreased due to $28,219 of net realized losses in 2007 compared to net realized gains of $8,490 in 2006 driven by approximately $21,000 of other than temporary impairments in our investment portfolio, and a decrease in fees and other income due to a legal settlement of approximately $62,300 in the prior year.



TOTAL BENEFITS, LOSSES AND EXPENSES



Total benefits, losses and expenses decreased $135,898, or 9%, to $1,361,290 for the year ended December 31, 2007 from $1,497,188 for the year ended December 31, 2006. This decrease is primarily due to a decrease in policyholder benefits of $89,018 driven by declines in our small employer group health business resulting from declining membership, and in our group disability business as a result of favorable experience. The sale of our Independent -- U.S. distribution channel in our preneed business, the transfer of our Canadian business to an affiliate and the loss of a client in our AD&D business contributed to decreases in policyholder benefits and selling, underwriting and general expenses due to lower commission expense.



INCOME TAXES



Income taxes decreased $49,455, or 46%, to $57,121 for the year ended December 31, 2007 from $106,576 for the year ended December 31, 2006. The effective tax rate of 29.1% for the year ended December 31, 2007 decreased from 42.1% for the year ended December 31, 2006 due to a $9,900 reduction in certain tax liabilities in 2007 associated with the resolution of tax audits compared with approximately $20,000 associated with an increase in certain tax liabilities in 2006.



ITEM 7A.  QUANTITATIVE AND QUALITATIVE DISCLOSURES ABOUT MARKET RISK



As a provider of insurance products, effective risk management is fundamental to our ability to protect both our customers' and our stockholder's interests. We are exposed to potential loss

UNION SECURITY INSURANCE COMPANY                                          45

-------------------------------------------------------------------------------


from various market risks, in particular interest rate risk, credit risk and inflation risk.



Interest rate risk is the possibility the fair value of liabilities will change more or less than the market value of investments in response to changes in interest rates, including changes in the slope or shape of the yield curve and changes in spreads due to credit risks and other factors.



Credit risk is the possibility that counterparties may not be able to meet payment obligations when they become due. We assume counterparty credit risk in many forms. A counterparty is any person or entity from which cash or other forms of consideration are expected to extinguish a liability or obligation to us. Primarily, our credit risk exposure is concentrated in our fixed income investment portfolio and, to a lesser extent, in our reinsurance recoverables.



Inflation risk is the possibility that a change in domestic price levels produces an adverse effect on earnings. This typically happens when only one of invested assets or liabilities is indexed to inflation.



INTEREST RATE RISK



Interest rate risk arises as we invest substantial funds in interest-sensitive fixed income assets, such as fixed maturity investments, mortgage-backed and asset-backed securities and commercial mortgage loans. There are two forms of interest rate risk -- price risk and reinvestment risk. Price risk occurs when fluctuations in interest rates have a direct impact on the market valuation of these investments. As interest rates rise, the market value of these investments falls, and conversely, as interest rates fall, the market value of these investments rises. Reinvestment risk occurs when fluctuations in interest rates have a direct impact on expected cash flows from mortgage-backed and asset-backed securities. As interest rates fall, an increase in prepayments on these assets results in earlier than expected receipt of cash flows forcing us to reinvest the proceeds in an unfavorable lower interest rate environment, and conversely as interest rates rise, a decrease in prepayments on these assets results in later than expected receipt of cash flows forcing us to forgo reinvesting in a favorable higher interest rate environment. As of December 31, 2007, we held $2,654,969 of fixed maturity securities at fair market value and $822,184 of commercial mortgages at amortized cost for a combined total of 85% of total invested assets. As of December 31, 2006, we held $2,915,346 of fixed maturity securities at fair market value and $750,283 of commercial mortgages at amortized cost for a combined total of 85% of total invested assets.



We expect to manage interest rate risk by selecting investments with characteristics such as duration, yield, currency and liquidity tailored to the anticipated cash outflow characteristics of our insurance and reinsurance liabilities.



Our group long-term disability and group term life waiver of premium reserves are also sensitive to interest rates. These reserves are discounted to the valuation date at the valuation interest rate. The valuation interest rate is determined by taking into consideration actual and expected earned rates on our asset portfolio, with adjustments for investment expenses and provisions for adverse deviation.



CREDIT RISK



We have exposure to credit risk primarily as a holder of fixed income securities and by entering into reinsurance cessions.



Our risk management strategy and investment policy is to invest in debt instruments of high credit quality issuers and to limit the amount of credit exposure with respect to any one issuer. We attempt to limit our credit exposure by imposing fixed maturity portfolio limits on individual issuers based upon credit quality. Currently our portfolio limits are 1.5% for issuers rated AA-and above, 1% for issuers rated A- to A+, 0.75% for issuers rated BBB- to BBB+ and 0.38% for issuers rated BB- to BB+. These portfolio limits are further reduced for certain issuers with whom we have credit exposure on reinsurance agreements.



We use the lower of Moody's or Standard & Poor's ratings to determine an issuer's rating.



We are also exposed to the credit risk of our reinsurers. When we reinsure, we are still liable to our insureds regardless of whether we get reimbursed by our reinsurer. As part of our overall risk and capacity management strategy, we purchase reinsurance for certain risks that we underwrite.



For at least 50% of our $1,312,268 of reinsurance recoverables at December 31, 2007, we are protected from the credit risk by using some type of risk mitigation mechanism such as a trust, letter of credit or by withholding the assets in a modified coinsurance or co-funds-withheld arrangement. For example, reserves of $700,483 and $489,865 as of December 31, 2007 relating to two large coinsurance arrangements with The Hartford and John Hancock, respectively, related to sales of businesses are secured by such mechanisms. If the value of the assets in these trusts decreases, The Hartford and John Hancock, as the case may be, will be required to put more assets in the trusts. We may be dependent on the financial condition of The Hartford and John Hancock, whose A.M. Best ratings are currently A+ and A++, respectively. For recoverables that are not protected by these mechanisms, we are dependent solely on the credit of the reinsurer. Occasionally, the credit worthiness of the reinsurer becomes questionable. We believe that a majority of our reinsurance exposure has been ceded to companies rated A- or better by A.M. Best.



INFLATION RISK



Inflation risk arises as we invest substantial funds in nominal assets which are not indexed to the level of inflation, whereas the underlying liabilities are indexed to the level of inflation. Approximately 22% of our preneed insurance policies with reserves of approximately $327,000 as of December 31, 2007 have death benefits that are guaranteed to grow with the Consumer Price Index. In times of rapidly rising inflation the credited death benefit growth on these liabilities increases relative to the investment income earned on the nominal assets

46                                          UNION SECURITY INSURANCE COMPANY

-------------------------------------------------------------------------------


resulting in an adverse impact on earnings. We have partially mitigated this risk by purchasing a contract with payments tied to the Consumer Price Index. See " -- Derivatives."



In addition, we have inflation risk in our individual and small employer group health insurance businesses to the extent that medical costs increase with inflation and we have not been able to increase premiums to keep pace with inflation.



DERIVATIVES



Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, financial indices or the prices of securities or commodities. Derivative financial instruments may be exchange-traded or contracted in the over-the-counter market and include swaps, futures, options and forward contracts.



Under insurance statutes, our insurance companies may use derivative financial instruments to hedge actual or anticipated changes in their assets or liabilities, to replicate cash market instruments or for certain income-generating activities. These statutes generally prohibit the use of derivatives for speculative purposes. We generally do not use derivative financial instruments.



We have purchased a contract to partially hedge the inflation risk exposure inherent in some of our preneed insurance policies.



In 2003, we determined that the modified coinsurance agreement with The Hartford contained an embedded derivative. In accordance with the Financial Accounting Standards Board's Derivatives Implementation Group Statement 133 Implementation Issue No. 36, Embedded Derivatives: Modified Coinsurance Arrangements and Debt Instruments That Incorporate Credit Risk Exposures That Are Unrelated or Only Partially Related to the Creditworthiness of the Obligor under Those Instruments ("DIG B36"), we bifurcated the contract into its debt host and embedded derivative (total return swap) and recorded the embedded derivative at fair value on the balance sheet. Contemporaneous with adoption of DIG B36, we reclassified the invested assets related to this modified coinsurance agreement from fixed maturities available for sale to trading securities, included in other investments. The combination of the two aforementioned transactions has no net impact in the consolidated statements of operations for all periods presented.

UNION SECURITY INSURANCE COMPANY                                          47

-------------------------------------------------------------------------------

TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION

GENERAL INFORMATION
  Safekeeping of Assets
  Experts
  Independent Registered Public Accounting Firm
  Non-Participating
  Misstatement of Age or Sex
  Principal Underwriter
PERFORMANCE RELATED INFORMATION
  Total Return for all Sub-Accounts
  Yield for Sub-Accounts
  Money Market Sub-Accounts
  Additional Materials
  Performance Comparisons
FINANCIAL STATEMENTS

48                                          UNION SECURITY INSURANCE COMPANY

-------------------------------------------------------------------------------

APPENDIX I -- SAMPLE MARKET VALUE ADJUSTMENT CALCULATIONS

We will determine the Market Value Adjustment by multiplying the general account value that is withdrawn or transferred from the existing Guarantee Period (after deduction of any applicable surrender charge) by the following factor:

               [(1 + I)/(1 + J + .005)] TO THE POWER OF N/12 - 1

where,

- I is the guaranteed interest rate we credit to the general account value that is withdrawn or transferred from the existing Guarantee Period.

- J is the guaranteed interest rate we are then offering for new Guarantee Periods with durations equal to the number of years remaining in the existing Guarantee Period (rounded up to the next higher number of years).

- N is the number of months remaining in the existing Guarantee Period (rounded up to the next higher number of months).

SAMPLE CALCULATION 1: POSITIVE ADJUSTMENT

  Amount withdrawn or transferred                                       $10,000
  Existing Guarantee Period                                             7 Years
  Time of withdrawal or transfer                                        Beginning of 3rd year of Existing Guarantee Period
  Guaranteed Interest Rate (I)                                          8%*
  Guaranteed Interest Rate for new 5-year guarantee (J)                 7%*
  Remaining Guarantee Period (N)                                        60 months
  Market Value Adjustment:                                         =    $10,000 x [[(1 + .08)/(1 + .07 + .005)]60/12 -1]
                                                                   =    $234.73

Amount transferred or withdrawn (adjusted for Market Value Adjustment):
$10,234.73

SAMPLE CALCULATION 2: NEGATIVE ADJUSTMENT

  Amount withdrawn or transferred                                       $10,000
  Existing Guarantee Period                                             7 Years
  Time of withdrawal or transfer                                        Beginning of 3rd year of Existing Guarantee Period
  Guaranteed Interest Rate (I)                                          8%*
  Guaranteed Interest Rate for new 5-year guarantee (J)                 9%*
  Remaining Guarantee Period (N)                                        60 months
  Market Value Adjustment:                                         =    $10,000 x [[(1 + .08)/(1 + .09 +. 005)]TO THE POWER OF 60/12
                                                                        -1]
                                                                   =    -$666.42

Amount transferred or withdrawn (adjusted for Market Value Adjustment):
$9,333.58

SAMPLE CALCULATION 3: NEGATIVE ADJUSTMENT

  Amount withdrawn or transferred                                       $10,000
  Existing Guarantee Period                                             7 Years
  Time of withdrawal or transfer                                        Beginning of 3rd year of Existing Guarantee Period
  Guaranteed Interest Rate (I)                                          8%*
  Guaranteed Interest Rate for new 5-year guarantee (J)                 7.75%*
  Remaining Guarantee Period (N)                                        60 months
  Market Value Adjustment:                                         =    $10,000 x [[(1 + .08)/(1 + .0775 + .005)]TO THE POWER OF
                                                                        60/12 -1]
                                                                   =    -$114.94

Amount transferred or withdrawn (adjusted for Market Value Adjustment):
$9,885.06

UNION SECURITY INSURANCE COMPANY                                          49

-------------------------------------------------------------------------------

SAMPLE CALCULATION 4: NEUTRAL ADJUSTMENT

  Amount withdrawn or transferred                                       $10,000
  Existing Guarantee Period                                             7 Years
  Time of withdrawal or transfer                                        Beginning of 3rd year of Existing Guarantee Period
  Guaranteed Interest Rate (I)                                          8%*
  Guaranteed Interest Rate for new 5-year guarantee (J)                 8%*
  Remaining Guarantee Period (N)                                        60 months
  Market Value Adjustment:                                         =    $10,000 x [[(1 + .08)/(1 + .08 + .005)]TO THE POWER OF 60/12
                                                                        -1]
                                                                   =    -$228.30

Amount transferred or withdrawn (adjusted for Market Value Adjustment): $
9,771.70

*   Assumed for illustrative purposes only.

50                                          UNION SECURITY INSURANCE COMPANY

-------------------------------------------------------------------------------

APPENDIX II -- INVESTMENTS BY UNION SECURITY

Union Security's legal obligations with respect to the Guarantee Periods are supported by our General Account assets. These General Account assets also support our obligations under other insurance and annuity contracts. Investments purchased with amounts allocated to the Guarantee Periods are the property of Union Security, and you have no legal rights in such investments. Subject to applicable law, we have sole discretion over the investment of assets in our General Account. Neither our General Account nor the Guarantee Periods are subject to registration under the Investment Company Act of 1940.

We will invest amounts in our General Account in compliance with applicable state insurance laws and regulations concerning the nature and quality of investments for the General Account. Within specified limits and subject to certain standards and limitations, these laws generally permit investment in:

-   federal, state and municipal obligations,

-   preferred and common stocks,

-   corporate bonds,

-   real estate mortgages and mortgage backed securities,

-   real estate, and

-   certain other investments, including various derivative investments.

See the Financial Statements for information on our investments.

When we establish guaranteed interest rates, we will consider the available return on the instruments in which we invest amounts allocated to the General Account. However, this return is only one of many factors we consider when we establish the guaranteed interest rates. See "Guarantee Periods."

Generally, we expect to invest amounts allocated to the Guarantee Periods in debt instruments. We expect that these debt instruments will approximately match our liabilities with regard to the Guarantee Periods. We also expect that these debt instruments will primarily include:

(1) securities issued by the United States Government or its agencies or instrumentalities. These securities may or may not be guaranteed by the United States Government;

(2) debt securities that, at the time of purchase, have an investment grade within the four highest grades assigned by Moody's Investors Services, Inc. ("Moody's"), Standard & Poor's Corporation ("Standard & Poor's"), or any other nationally recognized rating service. Moody's four highest grades are: Aaa, Aa, A, and Baa. Standard & Poor's four highest grades are: AAA, AA, A, and BBB;

(3) other debt instruments including, but not limited to, issues of, or guaranteed by, banks or bank holding companies and corporations. Although not rated by Moody's or Standard & Poor's, we deem these obligations to have an investment quality comparable to securities that may be purchased as stated above;

(4) other evidences of indebtedness secured by mortgages or deeds of trust representing liens upon real estate.

Except as required by applicable state insurance laws and regulations, we are not obligated to invest amounts allocated to the General Account according to any particular strategy.

The Contracts are reinsured by Hartford Life and Annuity Insurance Company. As part of this reinsurance arrangement, the assets supporting the General Account under the Contracts are held by Union Security; however, these assets are managed by Hartford Investment Management Company ("HIMCO"), an affiliate of Hartford Life and Annuity Insurance Company. HIMCO generally invests those assets as described above for the Contract General Account related investments of Union Security.

To obtain a Statement of Additional Information, please complete the form below and mail to:

     Union Security Insurance Company
     c/o Hartford Life and Annuity Insurance Company
     Attn: U.S. Wealth Management
     P.O. Box 5085
     Hartford, CT 06102-5085

Please send a Statement of Additional Information for EmPower Variable Annuity to me at the following address:

----------------------------------------------------------------
                              Name
----------------------------------------------------------------
                            Address
----------------------------------------------------------------
     City/State                                   Zip Code

                                     PART B

                      STATEMENT OF ADDITIONAL INFORMATION
                        UNION SECURITY INSURANCE COMPANY

                               VARIABLE ACCOUNT D

                            EMPOWER VARIABLE ANNUITY

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the Prospectus.

To obtain a Prospectus, send a written request to Union Security Insurance Company Attn: U.S. Wealth Management P.O. Box 5085, Hartford, CT 06102-5085.


Date of Prospectus: May 1, 2008
Date of Statement of Additional Information: May 1, 2008


TABLE OF CONTENTS

GENERAL INFORMATION                                                            2
  Safekeeping of Assets                                                        2
  Experts                                                                      2
  Independent Registered Public Accounting Firm                                2
  Non-Participating                                                            2
  Misstatement of Age or Sex                                                   2
  Principal Underwriter                                                        2
PERFORMANCE RELATED INFORMATION                                                2
  Total Return for all Sub-Accounts                                            2
  Yield for Sub-Accounts                                                       3
  Money Market Sub-Accounts                                                    3
  Additional Materials                                                         3
  Performance Comparisons                                                      3
FINANCIAL STATEMENTS                                                        SA-1

2                                           UNION SECURITY INSURANCE COMPANY

-------------------------------------------------------------------------------

GENERAL INFORMATION

SAFEKEEPING OF ASSETS

Union Security holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from Union Security's general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.

EXPERTS


The statements of assets and liabilities of Variable Account D of Union Security Insurance Company (the "Account") as of December 31, 2007, and the related statements of operations and changes in net assets for the respective stated periods then ended, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated February 20, 2008, which is included in this Statement of Additional Information. Such financial statements are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 32nd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The consolidated financial statements of Union Security Insurance Company as of December 31, 2007 and 2006 and for each of the three years in the period ended December 31, 2007 included in this Registration Statement have been audited by PricewaterhouseCoopers LLP and are included in reliance on the report of PricewaterhouseCoopers LLP, independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. The principal business address of PricewaterhouseCoopers LLP is 225 South Sixth Street, Suite 1400, Minneapolis, MN 55402.


NON-PARTICIPATING

The Contract is non-participating and we pay no dividends.

MISSTATEMENT OF AGE OR SEX

If an Annuitant's age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity Payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity Payout or Payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity Payout with the amount we underpaid and credit interest.

PRINCIPAL UNDERWRITER


Woodbury Financial Services, Inc. ("Woodbury Financial"), the principal underwriter of the Contracts, is a Minnesota corporation and a member of the Securities Investors Protection Corporation. Union Security paid a total of $1,164,234, $981,194 and $769,113 to Woodbury Financial for annuity contract distribution services during 2005, 2006 and 2007 respectively.


PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

TOTAL RETURN FOR ALL SUB-ACCOUNTS

When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the inception of the Sub-Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, Union Security uses a hypothetical initial premium payment of $1,000.00 and deducts for the mortality and expense risk charge, the highest possible contingent deferred charge, any applicable administrative charge or annual maintenance fee.

The formula Union Security uses to calculate standardized total return is P(1+T) TO THE POWER OF n = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "ERV" represents the redeemable value at the end of the period.

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the date of inception of the underlying fund for one, five and ten year periods or other relevant periods.

UNION SECURITY INSURANCE COMPANY                                           3

-------------------------------------------------------------------------------

Non-standardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charge and any annual maintenance fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

YIELD FOR SUB-ACCOUNTS

If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.

The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit Value on the last day of the period.

The formula Union Security uses to calculate yield is: YIELD = 2[(a - b/cd +1) TO THE POWER OF 6 - 1]. In this calculation, "a" represents the net investment income earned during the period by the underlying fund, "b" represents the expenses accrued for the period, "c" represents the average daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.

MONEY MARKET SUB-ACCOUNTS

At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.

Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. Union Security takes a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. Union Security then subtracts an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or "BPR". Once the base period return is calculated, Union Security then multiplies it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.

The formula for this calculation is YIELD = BPR x (365/7), where BPR = (A -
B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. "B" is equal to the amount that Union Security deducts for mortality and expense risk charge, any applicable administrative charge or annual maintenance fee. "C" represents the value of the Sub-Account at the beginning of the base period.

Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation Union Security uses is:

    EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) TO THE POWER OF 365/7] - 1.

ADDITIONAL MATERIALS

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.

PERFORMANCE COMPARISONS

Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract's sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE CONTRACT OWNERS OF VARIABLE ACCOUNT D
OF UNION SECURITY INSURANCE COMPANY AND THE
BOARD OF DIRECTORS OF UNION SECURITY INSURANCE COMPANY

-------------------------------------------------------------------------------

We have audited the accompanying statements of assets and liabilities of each of the individual Sub-Accounts disclosed in Note 1 which comprise the Variable Account D of Union Security Insurance Company (the "Account"), as of December 31, 2007, and the related statements of operations and changes in net assets for the respective stated periods then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2007, by correspondence with the mutual fund companies; where replies were not received from the mutual fund companies, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the individual Sub-Accounts constituting Variable Account D of Union Security Insurance Company as of December 31, 2007, the results of their operations and the changes in their net assets for the respective stated periods then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Hartford, Connecticut
February 20, 2008

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                           AMERICAN CENTURY       ALLIANCEBERNSTEIN
                                   AMERICAN CENTURY           VP CAPITAL          VPS INTERNATIONAL
                                   VP BALANCED FUND       APPRECIATION FUND        GROWTH PORTFOLIO
                                     SUB-ACCOUNT             SUB-ACCOUNT          SUB-ACCOUNT (A)(B)
------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        246,447                  74,737                  51,639
                                     ============            ============            ============
  Cost                                 $1,549,625                $720,441              $1,325,576
                                     ============            ============            ============
  Market value                         $1,806,459              $1,194,305              $1,285,297
 Due from Hartford Life and
  Annuity Insurance Company                    --                      --                      --
 Receivable from fund shares
  sold                                         68                      44                      16
 Other assets                                  --                      --                      --
                                     ------------            ------------            ------------
 Total Assets                           1,806,527               1,194,349               1,285,313
                                     ------------            ------------            ------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                    68                      44                      16
 Payable for fund shares
  purchased                                    --                      --                      --
 Other liabilities                             --                      --                      --
                                     ------------            ------------            ------------
 Total Liabilities                             68                      44                      16
                                     ------------            ------------            ------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $1,806,459              $1,194,305              $1,285,297
                                     ============            ============            ============

(a) Effective December 7, 2007, AllianceBernstein VPS International Portfolio merged with AllianceBernstein VPS International Growth Portfolio.

(b) From inception November 12, 2007 to December 31, 2007.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                              AIM V.I.           ALLIANCEBERNSTEIN       ALLIANCEBERNSTEIN
                                   AIM V.I. CORE           INTERNATIONAL            MONEY MARKET          LARGE CAP GROWTH
                                    EQUITY FUND             GROWTH FUND              PORTFOLIO               PORTFOLIO
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       184,767                  91,092               4,981,145                  40,501
                                    ============            ============            ============            ============
  Cost                                $4,633,760              $1,401,907              $4,981,145                $880,499
                                    ============            ============            ============            ============
  Market value                        $5,378,644              $3,063,427              $4,981,145              $1,239,746
 Due from Hartford Life and
  Annuity Insurance Company                   --                      --                      --                      --
 Receivable from fund shares
  sold                                    16,188                  36,663                       6                      15
 Other assets                                 --                      --                  20,464                      --
                                    ------------            ------------            ------------            ------------
 Total Assets                          5,394,832               3,100,090               5,001,615               1,239,761
                                    ------------            ------------            ------------            ------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company               16,188                  36,663                       6                      15
 Payable for fund shares
  purchased                                   --                      --                      --                      --
 Other liabilities                             4                      --                      --                      --
                                    ------------            ------------            ------------            ------------
 Total Liabilities                        16,192                  36,663                       6                      15
                                    ------------            ------------            ------------            ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $5,378,640              $3,063,427              $5,001,609              $1,239,746
                                    ============            ============            ============            ============

                                      FEDERATED           FEDERATED CAPITAL
                                  AMERICAN LEADERS           APPRECIATION          FEDERATED EQUITY
                                       FUND II                 FUND II              INCOME FUND II
                                     SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                      1,810,049                 923,587                1,461,267
                                    =============            ============            =============
  Cost                                $34,064,464              $4,968,897              $17,140,791
                                    =============            ============            =============
  Market value                        $31,006,139              $6,825,306              $23,687,146
 Due from Hartford Life and
  Annuity Insurance Company                    --                      --                       --
 Receivable from fund shares
  sold                                     21,351                  11,835                   17,633
 Other assets                                  --                      --                       --
                                    -------------            ------------            -------------
 Total Assets                          31,027,490               6,837,141               23,704,779
                                    -------------            ------------            -------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                21,351                  11,835                   17,633
 Payable for fund shares
  purchased                                    --                      --                       --
 Other liabilities                             --                      --                       --
                                    -------------            ------------            -------------
 Total Liabilities                         21,351                  11,835                   17,633
                                    -------------            ------------            -------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $31,006,139              $6,825,306              $23,687,146
                                    =============            ============            =============

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                  FEDERATED FUND FOR       FEDERATED MID CAP         FEDERATED HIGH
                                   U.S. GOVERNMENT         GROWTH STRATEGIES          INCOME BOND
                                  SECURITIES FUND II            FUND II                 FUND II
                                     SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        295,768                  618,821                 832,504
                                     ============            =============            ============
  Cost                                 $3,336,500              $10,297,290              $6,076,894
                                     ============            =============            ============
  Market value                         $3,410,205              $18,725,534              $6,235,458
 Due from Hartford Life and
  Annuity Insurance Company                    --                       --                      --
 Receivable from fund shares
  sold                                      1,078                    4,591                     663
 Other assets                                  --                       --                      --
                                     ------------            -------------            ------------
 Total Assets                           3,411,283               18,730,125               6,236,121
                                     ------------            -------------            ------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                 1,078                    4,591                     663
 Payable for fund shares
  purchased                                    --                       --                      --
 Other liabilities                             --                       --                      --
                                     ------------            -------------            ------------
 Total Liabilities                          1,078                    4,591                     663
                                     ------------            -------------            ------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $3,410,205              $18,725,534              $6,235,458
                                     ============            =============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     FEDERATED
                                   INTERNATIONAL          FEDERATED PRIME        FEDERATED QUALITY       FEDERATED CAPITAL
                                   EQUITY FUND II          MONEY FUND II            BOND FUND II           INCOME FUND II
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       412,749               2,367,027                 214,086                 333,104
                                    ============            ============            ============            ============
  Cost                                $4,684,701              $2,367,027              $2,349,727              $3,081,397
                                    ============            ============            ============            ============
  Market value                        $7,722,534              $2,367,027              $2,427,740              $3,204,459
 Due from Hartford Life and
  Annuity Insurance Company                   --                      --                      --                      --
 Receivable from fund shares
  sold                                     1,219                      61                     643                     798
 Other assets                                 --                       1                      --                      --
                                    ------------            ------------            ------------            ------------
 Total Assets                          7,723,753               2,367,089               2,428,383               3,205,257
                                    ------------            ------------            ------------            ------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                1,219                      61                     643                     798
 Payable for fund shares
  purchased                                   --                      --                      --                      --
 Other liabilities                            --                      --                      --                      --
                                    ------------            ------------            ------------            ------------
 Total Liabilities                         1,219                      61                     643                     798
                                    ------------            ------------            ------------            ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $7,722,534              $2,367,028              $2,427,740              $3,204,459
                                    ============            ============            ============            ============

                                   GARTMORE NVIT
                                     DEVELOPING           HARTFORD ADVISERS         HARTFORD LARGECAP
                                    MARKETS FUND               HLS FUND              GROWTH HLS FUND
                                  SUB-ACCOUNT (C)            SUB-ACCOUNT          SUB-ACCOUNT (D)(E)(F)
-----------------------------  -------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        91,364                 7,998,889                4,469,904
                                    ============            ==============            =============
  Cost                                  $979,518              $176,911,892              $73,107,511
                                    ============            ==============            =============
  Market value                        $1,766,975              $167,774,335              $88,406,656
 Due from Hartford Life and
  Annuity Insurance Company                   --                        --                   46,319
 Receivable from fund shares
  sold                                        22                    63,752                       --
 Other assets                                 --                        --                       --
                                    ------------            --------------            -------------
 Total Assets                          1,766,997               167,838,087               88,452,951
                                    ------------            --------------            -------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                   22                    63,752                       --
 Payable for fund shares
  purchased                                   --                        --                   45,511
 Other liabilities                            --                        --                      784
                                    ------------            --------------            -------------
 Total Liabilities                            22                    63,752                   46,295
                                    ------------            --------------            -------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $1,766,975              $167,774,335              $88,406,656
                                    ============            ==============            =============

(c)  Formerly Gartmore GVIT Developing Markets Fund. Change effective May 1,
     2007.

(d) Effective February 5, 2007, Hartford Capital Opportunities HLS Fund merged with Hartford Blue Chip Stock HLS Fund.

(e) Effective February 5, 2007, Hartford Large Cap Growth HLS Fund merged with Hartford Blue Chip Stock HLS Fund.

(f)  Formerly Hartford Blue Chip Stock HLS Fund. Change effective February 5,
     2007.

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                    HARTFORD TOTAL          HARTFORD CAPITAL         HARTFORD DIVIDEND
                                      RETURN BOND             APPRECIATION              AND GROWTH
                                       HLS FUND                 HLS FUND                 HLS FUND
                                      SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       4,920,410                  659,607                  704,609
                                     =============            =============            =============
  Cost                                 $57,516,938              $28,174,459              $15,714,726
                                     =============            =============            =============
  Market value                         $54,842,068              $34,600,283              $15,745,876
 Due from Hartford Life and
  Annuity Insurance Company                 20,917                       --                       --
 Receivable from fund shares
  sold                                          --                   19,383                   15,080
 Other assets                                    6                       --                       --
                                     -------------            -------------            -------------
 Total Assets                           54,862,991               34,619,666               15,760,956
                                     -------------            -------------            -------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                     --                   19,383                   15,080
 Payable for fund shares
  purchased                                 20,917                       --                       --
 Other liabilities                              --                        4                       --
                                     -------------            -------------            -------------
 Total Liabilities                          20,917                   19,387                   15,080
                                     -------------            -------------            -------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $54,842,074              $34,600,279              $15,745,876
                                     =============            =============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     HARTFORD          HARTFORD GLOBAL                                      HARTFORD
                                   FUNDAMENTAL             ADVISERS            HARTFORD GLOBAL         DISCIPLINED EQUITY
                                 GROWTH HLS FUND           HLS FUND            GROWTH HLS FUND              HLS FUND
                                 SUB-ACCOUNT (G)         SUB-ACCOUNT           SUB-ACCOUNT (H)             SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                      33,509                28,398                 5,121,577                5,164,147
                                    ==========            ==========            ==============            =============
  Cost                                $361,258              $379,416               $75,487,133              $55,691,506
                                    ==========            ==========            ==============            =============
  Market value                        $371,842              $386,487              $114,822,942              $77,720,537
 Due from Hartford Life and
  Annuity Insurance Company                 --                    --                        --                    1,847
 Receivable from fund shares
  sold                                  12,738                   131                   250,281                       --
 Other assets                               --                    --                         1                       --
                                    ----------            ----------            --------------            -------------
 Total Assets                          384,580               386,618               115,073,224               77,722,384
                                    ----------            ----------            --------------            -------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company             12,738                   131                   250,281                       --
 Payable for fund shares
  purchased                                 --                    --                        --                    1,847
 Other liabilities                          --                    --                        --                        1
                                    ----------            ----------            --------------            -------------
 Total Liabilities                      12,738                   131                   250,281                    1,848
                                    ----------            ----------            --------------            -------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $371,842              $386,487              $114,822,943              $77,720,536
                                    ==========            ==========            ==============            =============

                                                           HARTFORD GROWTH
                                  HARTFORD GROWTH           OPPORTUNITIES             HARTFORD HIGH
                                      HLS FUND                 HLS FUND              YIELD HLS FUND
                                    SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       117,644                10,121,397                2,215,560
                                    ============            ==============            =============
  Cost                                $1,478,652              $227,853,336              $20,749,099
                                    ============            ==============            =============
  Market value                        $1,575,631              $331,515,243              $19,641,246
 Due from Hartford Life and
  Annuity Insurance Company                  185                        --                    3,299
 Receivable from fund shares
  sold                                        --                   689,759                       --
 Other assets                                 --                        --                       --
                                    ------------            --------------            -------------
 Total Assets                          1,575,816               332,205,002               19,644,545
                                    ------------            --------------            -------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                   --                   689,759                       --
 Payable for fund shares
  purchased                                  185                        --                    3,299
 Other liabilities                            --                         3                       --
                                    ------------            --------------            -------------
 Total Liabilities                           185                   689,762                    3,299
                                    ------------            --------------            -------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $1,575,631              $331,515,240              $19,641,246
                                    ============            ==============            =============

(g)  Formerly Hartford Focus HLS Fund. Change effective July 27, 2007.

(h) Formerly Hartford Global Leaders HLS Fund. Change effective July 27, 2007.

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                                                        HARTFORD
                                                                HARTFORD             INTERNATIONAL
                                    HARTFORD INDEX           INTERNATIONAL           SMALL COMPANY
                                       HLS FUND             GROWTH HLS FUND             HLS FUND
                                      SUB-ACCOUNT           SUB-ACCOUNT (I)           SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       2,851,754                 518,366                 607,358
                                     =============            ============            ============
  Cost                                 $86,168,698              $7,194,930              $9,737,037
                                     =============            ============            ============
  Market value                         $89,944,544              $7,499,875              $9,153,701
 Due from Hartford Life and
  Annuity Insurance Company                 22,572                   2,366                   1,927
 Receivable from fund shares
  sold                                          --                      --                      --
 Other assets                                   --                      --                      --
                                     -------------            ------------            ------------
 Total Assets                           89,967,116               7,502,241               9,155,628
                                     -------------            ------------            ------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                     --                      --                      --
 Payable for fund shares
  purchased                                 22,572                   2,366                   1,927
 Other liabilities                              --                      --                       1
                                     -------------            ------------            ------------
 Total Liabilities                          22,572                   2,366                   1,928
                                     -------------            ------------            ------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $89,944,544              $7,499,875              $9,153,700
                                     =============            ============            ============

(i) Formerly Hartford International Capital Appreciation HLS Fund. Change effective July 27, 2007.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      HARTFORD
                                    INTERNATIONAL                                                           HARTFORD MORTGAGE
                                    OPPORTUNITIES           HARTFORD MIDCAP          HARTFORD MONEY             SECURITIES
                                      HLS FUND              GROWTH HLS FUND          MARKET HLS FUND             HLS FUND
                                   SUB-ACCOUNT (J)            SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                      5,011,584                2,802,670               35,550,589                 36,693
                                    =============            =============            =============             ==========
  Cost                                $73,330,310              $29,375,679              $35,550,589               $412,290
                                    =============            =============            =============             ==========
  Market value                        $78,283,395              $28,569,292              $35,550,589               $387,831
 Due from Hartford Life and
  Annuity Insurance Company                    --                       --                   27,371                     --
 Receivable from fund shares
  sold                                    105,166                   19,326                       --                 17,865
 Other assets                                   7                       --                       25                     --
                                    -------------            -------------            -------------             ----------
 Total Assets                          78,388,568               28,588,618               35,577,985                405,696
                                    -------------            -------------            -------------             ----------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company               105,166                   19,326                       --                 17,865
 Payable for fund shares
  purchased                                    --                       --                   27,371                     --
 Other liabilities                             --                       --                       --                     --
                                    -------------            -------------            -------------             ----------
 Total Liabilities                        105,166                   19,326                   27,371                 17,865
                                    -------------            -------------            -------------             ----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $78,283,402              $28,569,292              $35,550,614               $387,831
                                    =============            =============            =============             ==========


                                  HARTFORD SMALLCAP        HARTFORD SMALLCAP         HARTFORD STOCK
                                   VALUE HLS FUND           GROWTH HLS FUND             HLS FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                      4,156,210                4,134,630                  222,260
                                    =============            =============            =============
  Cost                                $54,623,188              $63,199,229               $8,077,401
                                    =============            =============            =============
  Market value                        $44,441,112              $77,347,763              $10,471,256
 Due from Hartford Life and
  Annuity Insurance Company                47,427                  182,523                   12,408
 Receivable from fund shares
  sold                                         --                       --                       --
 Other assets                                   1                        1                       --
                                    -------------            -------------            -------------
 Total Assets                          44,488,540               77,530,287               10,483,664
                                    -------------            -------------            -------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                    --                       --                       --
 Payable for fund shares
  purchased                                47,427                  182,523                   12,408
 Other liabilities                             --                       --                        1
                                    -------------            -------------            -------------
 Total Liabilities                         47,427                  182,523                   12,409
                                    -------------            -------------            -------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $44,441,113              $77,347,764              $10,471,255
                                    =============            =============            =============

(j) Effective October 15, 2007, Hartford International Stock HLS Fund merged with Hartford International Opportunities HLS Fund.

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                       HARTFORD
                                    U.S. GOVERNMENT                                  HARTFORD VALUE
                                      SECURITIES             HARTFORD VALUE           OPPORTUNITIES
                                       HLS FUND                 HLS FUND                HLS FUND
                                      SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       4,942,156                 248,209                3,470,938
                                     =============            ============            =============
  Cost                                 $52,199,350              $3,060,404              $47,455,541
                                     =============            ============            =============
  Market value                         $55,108,501              $3,185,166              $53,529,506
 Due from Hartford Life and
  Annuity Insurance Company                     --                       9                  103,874
 Receivable from fund shares
  sold                                      29,867                      --                       --
 Other assets                                   --                      --                        1
                                     -------------            ------------            -------------
 Total Assets                           55,138,368               3,185,175               53,633,381
                                     -------------            ------------            -------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                 29,867                      --                       --
 Payable for fund shares
  purchased                                     --                       9                  103,875
 Other liabilities                              --                      --                       --
                                     -------------            ------------            -------------
 Total Liabilities                          29,867                       9                  103,875
                                     -------------            ------------            -------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $55,108,501              $3,185,166              $53,529,506
                                     =============            ============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                         ING JPMORGAN
                               HARTFORD EQUITY         EMERGING MARKETS           ING GLOBAL          AIM V.I. GLOBAL
                               INCOME HLS FUND         EQUITY PORTFOLIO      RESOURCES PORTFOLIO      HEALTH CARE FUND
                                 SUB-ACCOUNT             SUB-ACCOUNT          SUB-ACCOUNT (K)(L)        SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                    327,611                 19,010                  31,255                 40,885
                                 ============             ==========              ==========             ==========
  Cost                             $4,413,264               $310,823                $638,313               $665,973
                                 ============             ==========              ==========             ==========
  Market value                     $4,684,815               $510,223                $818,570               $983,696
 Due from Hartford Life
  and Annuity Insurance
  Company                               1,974                     --                      --                  1,124
 Receivable from fund
  shares sold                              --                     38                      55                     --
 Other assets                               1                     --                      --                     --
                                 ------------             ----------              ----------             ----------
 Total Assets                       4,686,790                510,261                 818,625                984,820
                                 ------------             ----------              ----------             ----------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance
  Company                                  --                     38                      43                     --
 Payable for fund shares
  purchased                             1,974                     --                      --                  1,124
 Other liabilities                         --                     --                      21                     --
                                 ------------             ----------              ----------             ----------
 Total Liabilities                      1,974                     38                      64                  1,124
                                 ------------             ----------              ----------             ----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities             $4,684,816               $510,223                $818,561               $983,696
                                 ============             ==========              ==========             ==========


                                   AIM V.I.              MFS EMERGING              MFS HIGH
                               TECHNOLOGY FUND          GROWTH SERIES           INCOME SERIES
                                 SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
--------------------------  ----------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                    101,784                 135,664                 210,599
                                 ============            ============            ============
  Cost                             $1,340,810              $2,087,870              $1,855,680
                                 ============            ============            ============
  Market value                     $1,536,935              $3,392,958              $2,004,902
 Due from Hartford Life
  and Annuity Insurance
  Company                                  --                      --                   4,051
 Receivable from fund
  shares sold                              19                  26,784                      --
 Other assets                              --                      --                      --
                                 ------------            ------------            ------------
 Total Assets                       1,536,954               3,419,742               2,008,953
                                 ------------            ------------            ------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance
  Company                                  19                  26,784                      --
 Payable for fund shares
  purchased                                --                      --                   4,051
 Other liabilities                         --                       2                      --
                                 ------------            ------------            ------------
 Total Liabilities                         19                  26,786                   4,051
                                 ------------            ------------            ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities             $1,536,935              $3,392,956              $2,004,902
                                 ============            ============            ============

(k) Effective January 11, 2007, ING VP Natural Resources Trust merged with ING Global Resources Portfolio.

(l)  From inception January 11, 2007 to December 31, 2007.

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                        LEHMAN BROTHERS        NEUBERGER BERMAN
                                   MFS STRATEGIC         SHORT DURATION          AMT PARTNERS
                                   INCOME SERIES         BOND PORTFOLIO           PORTFOLIO
                                    SUB-ACCOUNT         SUB-ACCOUNT (M)          SUB-ACCOUNT
--------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       23,763                28,609                  76,447
                                     ==========            ==========            ============
  Cost                                 $248,650              $371,628              $1,139,061
                                     ==========            ==========            ============
  Market value                         $250,460              $371,914              $1,587,805
 Due from Hartford Life and
  Annuity Insurance Company                  --                    --                      --
 Receivable from fund shares
  sold                                       10                    14                      54
 Other assets                                --                    --                      --
                                     ----------            ----------            ------------
 Total Assets                           250,470               371,928               1,587,859
                                     ----------            ----------            ------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                  10                    14                      54
 Payable for fund shares
  purchased                                  --                    --                      --
 Other liabilities                           --                    --                      --
                                     ----------            ----------            ------------
 Total Liabilities                           10                    14                      54
                                     ----------            ----------            ------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $250,460              $371,914              $1,587,805
                                     ==========            ==========            ============

(m) Formerly Neuberger Berman AMT Limited Maturity Bond Portfolio. Change effective May 1, 2007.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                              PIONEER GROWTH            VAN ECK
                                PIONEER FUND        DWS INTERNATIONAL         OPPORTUNITIES            WORLDWIDE
                               VCT PORTFOLIO             VIP FUND             VCT PORTFOLIO            BOND FUND
                                SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                   32,276                 141,554                  56,307                27,637
                                 ==========            ============            ============            ==========
  Cost                             $649,392              $1,123,936              $1,126,141              $305,134
                                 ==========            ============            ============            ==========
  Market value                     $830,138              $2,124,721              $1,263,530              $334,965
 Due from Hartford Life
  and Annuity Insurance
  Company                                --                      --                      --                    --
 Receivable from fund
  shares sold                            31                     780                      47                    88
 Other assets                             2                      --                      --                    --
                                 ----------            ------------            ------------            ----------
 Total Assets                       830,171               2,125,501               1,263,577               335,053
                                 ----------            ------------            ------------            ----------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance
  Company                                31                     780                      47                    88
 Payable for fund shares
  purchased                              --                      --                      --                    --
 Other liabilities                       --                      --                      --                    --
                                 ----------            ------------            ------------            ----------
 Total Liabilities                       31                     780                      47                    88
                                 ----------            ------------            ------------            ----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities             $830,140              $2,124,721              $1,263,530              $334,965
                                 ==========            ============            ============            ==========

                                                         WELLS FARGO             WELLS FARGO
                                   VAN ECK               ADVANTAGE VT            ADVANTAGE VT
                                WORLDWIDE HARD         ASSET ALLOCATION          TOTAL RETURN
                                 ASSETS FUND                 FUND                 BOND FUND
                                 SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
--------------------------  ----------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                     39,584                 207,780                 829,299
                                 ============            ============            ============
  Cost                               $803,021              $2,468,421              $8,449,737
                                 ============            ============            ============
  Market value                     $1,630,476              $3,041,893              $8,243,232
 Due from Hartford Life
  and Annuity Insurance
  Company                                  --                      --                   1,055
 Receivable from fund
  shares sold                              20                  33,422                      --
 Other assets                              --                      --                      98
                                 ------------            ------------            ------------
 Total Assets                       1,630,496               3,075,315               8,244,385
                                 ------------            ------------            ------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance
  Company                                  20                  33,422                      --
 Payable for fund shares
  purchased                                --                      --                   1,055
 Other liabilities                          1                       2                      --
                                 ------------            ------------            ------------
 Total Liabilities                         21                  33,424                   1,055
                                 ------------            ------------            ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities             $1,630,475              $3,041,891              $8,243,330
                                 ============            ============            ============

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                      WELLS FARGO            WELLS FARGO
                                     ADVANTAGE VT            ADVANTAGE VT
                                     EQUITY INCOME          C&B LARGE CAP
                                         FUND                 VALUE FUND
                                      SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       1,241,164                65,548
                                     =============            ==========
  Cost                                 $19,287,688              $564,257
                                     =============            ==========
  Market value                         $23,259,413              $720,377
 Due from Hartford Life and
  Annuity Insurance Company                     --                 1,787
 Receivable from fund shares
  sold                                      72,259                    --
 Other assets                                   --                    --
                                     -------------            ----------
 Total Assets                           23,331,672               722,164
                                     -------------            ----------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                 72,259                    --
 Payable for fund shares
  purchased                                     --                 1,787
 Other liabilities                              --                    --
                                     -------------            ----------
 Total Liabilities                          72,259                 1,787
                                     -------------            ----------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $23,259,413              $720,377
                                     =============            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   WELLS FARGO           WELLS FARGO            WELLS FARGO
                                   ADVANTAGE VT          ADVANTAGE VT           ADVANTAGE VT
                                  LARGE COMPANY         INTERNATIONAL          LARGE COMPANY
                                    CORE FUND             CORE FUND             GROWTH FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
-------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       8,549                19,660                 796,614
                                    ==========            ==========            ============
  Cost                                $112,509              $153,903              $6,691,562
                                    ==========            ==========            ============
  Market value                        $136,447              $203,672              $8,221,062
 Due from Hartford Life and
  Annuity Insurance Company                 --                    --                      --
 Receivable from fund shares
  sold                                  19,238                     8                  25,770
 Other assets                               --                    --                      --
                                    ----------            ----------            ------------
 Total Assets                          155,685               203,680               8,246,832
                                    ----------            ----------            ------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company             19,238                     8                  25,770
 Payable for fund shares
  purchased                                 --                    --                      --
 Other liabilities                          --                    --                      --
                                    ----------            ----------            ------------
 Total Liabilities                      19,238                     8                  25,770
                                    ----------            ----------            ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $136,447              $203,672              $8,221,062
                                    ==========            ==========            ============

                                    WELLS FARGO
                                    ADVANTAGE VT            WELLS FARGO
                                     SMALL CAP              ADVANTAGE VT
                                    GROWTH FUND            DISCOVERY FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  ----------------------------------------------
ASSETS:
 Investments:
  Number of shares                       335,881                  53,575
                                    ============            ============
  Cost                                $2,265,776                $712,623
                                    ============            ============
  Market value                        $3,254,692              $1,077,395
 Due from Hartford Life and
  Annuity Insurance Company                   --                      --
 Receivable from fund shares
  sold                                     6,076                      13
 Other assets                                 --                      --
                                    ------------            ------------
 Total Assets                          3,260,768               1,077,408
                                    ------------            ------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                6,076                      13
 Payable for fund shares
  purchased                                   --                      --
 Other liabilities                            --                       3
                                    ------------            ------------
 Total Liabilities                         6,076                      16
                                    ------------            ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $3,254,692              $1,077,392
                                    ============            ============

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                   UNITS
                                                  OWNED BY         MINIMUM UNIT                 MAXIMUM UNIT          CONTRACT
                                                PARTICIPANTS       FAIR VALUE #                 FAIR VALUE #         LIABILITY
---------------------------------------------------------------------------------------------------------------------------------
DEFERRED ANNUITY CONTRACTS IN THE ACCUMULATION
 PERIOD (BY SUB-ACCOUNT):
American Century VP Balanced Fund -- Class I          87,307         $20.651353        to         $20.651353           $1,802,998
American Century VP Capital Appreciation Fund
 --Class I                                            51,545          23.170263        to          23.170263            1,194,305
AllianceBernstein VPS International Growth
 Portfolio --Class A                                 121,713          10.560071        to          10.560071            1,285,297
AIM V.I. Core Equity Fund -- Class S1                427,339          11.948865        to          19.707898            5,371,084
AIM V.I. International Growth Fund -- Class
 S1                                                  173,876          17.582565        to          17.582565            3,057,195
AllianceBernstein Money Market Portfolio --
 Class A                                             350,131          14.268875        to          14.268875            5,001,609
AllianceBernstein Large Cap Growth Portfolio
 -- Class A                                           50,123          24.734124        to          24.734124            1,239,746
Federated American Leaders Fund II -- Class
 PRIM                                              2,676,713          11.430372        to          21.902311           30,990,022
Federated Capital Appreciation Fund II --
 Class PRIM                                          980,603           6.903852        to           7.008822            6,825,306
Federated Equity Income Fund II -- Class PRIM      1,921,324          12.222089        to          12.444109           23,668,107
Federated Fund for U.S. Government Securities
 Fund II -- Class PRIM                               229,421          13.609863        to          16.990614            3,410,205
Federated Mid Cap Growth Strategies Fund II --
 Class PRIM                                        1,136,494          16.319370        to          16.615870           18,714,514
Federated High Income Bond Fund II -- Class
 PRIM                                                445,777          13.366117        to          18.550752            6,235,458
Federated International Equity Fund II --
 Class PRIM                                          543,612          14.076758        to          14.332426            7,722,534
Federated Prime Money Fund II -- Class PRIM          199,546           8.295994        to          11.952620            2,367,028
Federated Quality Bond Fund II -- Class PRIM         175,845          13.736105        to          13.944782            2,427,740
Federated Capital Income Fund II -- Class
 PRIM                                                346,420           9.114249        to          15.231899            3,204,459
Gartmore NVIT Developing Markets Fund -- Class
 II                                                   58,451          30.229761        to          30.229761            1,766,975
Hartford Advisers HLS Fund -- Class IA            36,229,436           1.257619        to          14.403392          167,479,658
Hartford LargeCap Growth HLS Fund -- Class IA      4,938,561          10.730384        to          20.763185           88,376,785
Hartford Total Return Bond HLS Fund -- Class
 IA                                               16,483,797           1.564006        to          14.508193           54,767,092
Hartford Capital Appreciation HLS Fund --
 Class IA                                         13,866,853           2.443550        to           2.516838           34,599,083
Hartford Dividend and Growth HLS Fund -- Class
 IA                                                8,682,646           1.624355        to           4.179487           15,745,876
Hartford Fundamental Growth HLS Fund -- Class
 IA                                                  282,221           1.273047        to           1.333943              371,842
Hartford Global Advisers HLS Fund -- Class IA        264,144           1.461845        to           1.477810              386,487
Hartford Global Growth HLS Fund -- Class IA        3,606,824          14.231523        to          35.782222          114,619,990
Hartford Disciplined Equity HLS Fund -- Class
 IA                                                3,232,811          12.643764        to          27.706379           77,613,669
Hartford Growth HLS Fund -- Class IA               1,034,315           1.489157        to           1.549411            1,575,631
Hartford Growth Opportunities HLS Fund --
 Class IA                                         35,862,617           2.014483        to          42.274942          330,982,480
Hartford High Yield HLS Fund -- Class IA           1,320,385          11.917833        to          15.602381           19,633,756
Hartford Index HLS Fund -- Class IA                4,509,254           1.155743        to          22.003199           89,892,157
Hartford International Growth HLS Fund --
 Class IA                                          3,753,772           1.938389        to           2.030997            7,499,875
Hartford International Small Company HLS Fund
 --Class IA                                        3,740,145           2.370871        to           2.484107            9,153,700
Hartford International Opportunities HLS Fund
 -- Class IA                                      28,600,814           2.676742        to           2.762977           78,220,574
Hartford MidCap Growth HLS Fund -- Class IA        1,704,035          16.601697        to          17.361833           28,568,823
Hartford Money Market HLS Fund -- Class IA        16,637,300           1.185768        to          14.170480           35,407,234
Hartford Mortgage Securities HLS Fund -- Class
 IA                                                  279,149           1.336310        to           3.034214              387,831
Hartford SmallCap Value HLS Fund -- Class IA       1,860,590          23.073087        to          24.297105           44,440,447
Hartford SmallCap Growth HLS Fund -- Class IA      3,028,717          13.567898        to          28.542130           77,299,998
Hartford Stock HLS Fund -- Class IA                6,320,013           1.629591        to           1.678493           10,471,255
Hartford U.S. Government Securities HLS Fund
 -- Class IA                                       2,587,660          13.120403        to          24.476643           54,910,762
Hartford Value HLS Fund -- Class IA                2,191,587           1.409712        to           1.477075            3,185,166
Hartford Value Opportunities HLS Fund -- Class
 IA                                                2,301,494          16.673487        to          25.162082           53,508,107
Hartford Equity Income HLS Fund -- Class IA        3,115,465           1.476896        to           1.520541            4,684,816
ING JPMorgan Emerging Markets Equity Portfolio
 --Class I                                            26,521          19.238770        to          19.238770              510,223

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                   UNITS
                                                  OWNED BY         MINIMUM UNIT                 MAXIMUM UNIT          CONTRACT
                                                PARTICIPANTS       FAIR VALUE #                 FAIR VALUE #         LIABILITY
---------------------------------------------------------------------------------------------------------------------------------
ING Global Resources Portfolio -- Class S             58,425         $14.010498        to         $14.010498             $818,561
AIM V.I. Global Health Care Fund -- Class SI          41,368          23.779083        to          23.779083              983,696
AIM V.I. Technology Fund -- Class SI                 105,891          14.514379        to          14.514379            1,536,935
MFS Emerging Growth Series -- Class INIT             236,671          12.924971        to          23.230936            3,383,805
MFS High Income Series -- Class INIT                 147,972          12.842975        to          18.101609            1,998,738
MFS Strategic Income Series -- Class INIT             15,228          16.447182        to          16.447182              250,460
Lehman Brothers Short Duration Bond Portfolio         24,877          14.875593        to          14.875593              370,060
Neuberger Berman AMT Partners Portfolio               68,815          23.073442        to          23.073442            1,587,805
Pioneer Fund VCT Portfolio -- Class I                 62,926          13.192397        to          13.192397              830,140
DWS International VIP Fund -- Class A                 85,227          24.884796        to          24.884796            2,120,866
Pioneer Growth Opportunities VCT Portfolio --
 Class I                                              61,928          20.403279        to          20.403279            1,263,530
Van Eck Worldwide Bond Fund -- Class INIT             18,699          17.913669        to          17.913669              334,965
Van Eck Worldwide Hard Assets Fund -- Class
 INIT                                                 43,561          37.429332        to          37.429332            1,630,475
Wells Fargo Advantage VT Asset Allocation
 Fund                                                233,212          12.969137        to          12.969137            3,024,556
Wells Fargo Advantage VT Total Return Bond
 Fund                                                447,812          18.388348        to          18.388348            8,234,519
Wells Fargo Advantage VT Equity Income Fund        1,083,928          21.308769        to          21.308769           23,097,172
Wells Fargo Advantage VT C&B Large Cap Value
 Fund                                                 62,254          11.571642        to          11.571642              720,377
Wells Fargo Advantage VT Large Company Core
 Fund                                                 17,345           7.866835        to           7.866835              136,447
Wells Fargo Advantage VT International Core
 Fund                                                 18,129          11.234586        to          11.234586              203,672
Wells Fargo Advantage VT Large Company Growth
 Fund                                                423,199          19.162188        to          19.162188            8,109,416
Wells Fargo Advantage VT Small Cap Growth
 Fund                                                184,760          17.574798        to          17.574798            3,247,118
Wells Fargo Advantage VT Discovery Fund               38,155          28.236983        to          28.236983            1,077,392
ANNUITY CONTRACTS IN THE ANNUITY PERIOD (BY
 SUB-ACCOUNT):
American Century VP Balanced Fund -- Class I             168          20.651353        to          20.651353                3,461
AIM V.I. Core Equity Fund -- Class S1                    632          11.948865        to          11.948865                7,556
AIM V.I. International Growth Fund -- Class
 S1                                                      354          17.582565        to          17.582565                6,232
Federated American Leaders Fund II -- Class
 PRIM                                                  1,410          11.430372        to          11.430372               16,117
Federated Equity Income Fund II -- Class PRIM          1,558          12.222089        to          12.222089               19,039
Federated Mid Cap Growth Strategies Fund II --
 Class PRIM                                              675          16.319370        to          16.319370               11,020
Hartford Advisers HLS Fund -- Class IA                67,753           4.349310        to           4.349310              294,677
Hartford LargeCap Growth HLS Fund -- Class IA          1,439          20.763185        to          20.763185               29,871
Hartford Total Return Bond HLS Fund -- Class
 IA                                                   26,120           2.870634        to           2.870634               74,982
Hartford Capital Appreciation HLS Fund --
 Class IA                                                477           2.504468        to           2.504468                1,196
Hartford Global Growth HLS Fund -- Class IA            5,740          28.658550        to          35.782222              202,953
Hartford Disciplined Equity HLS Fund -- Class
 IA                                                    3,857          27.706379        to          27.706379              106,867
Hartford Growth Opportunities HLS Fund --
 Class IA                                             58,001           8.787808        to          42.274942              532,760
Hartford High Yield HLS Fund -- Class IA                 480          15.602381        to          15.602381                7,490
Hartford Index HLS Fund -- Class IA                    2,381          22.003199        to          22.003199               52,387
Hartford International Opportunities HLS Fund
 -- Class IA                                          22,901           2.743483        to           2.743483               62,828
Hartford MidCap Growth HLS Fund -- Class IA               28          16.601697        to          16.601697                  469
Hartford Money Market HLS Fund -- Class IA            68,913           1.833941        to          14.170480              143,380
Hartford SmallCap Value HLS Fund -- Class IA              28          24.063152        to          24.063152                  666
Hartford SmallCap Growth HLS Fund -- Class IA          1,674          28.542130        to          28.542130               47,766
Hartford U.S. Government Securities HLS Fund
 -- Class IA                                           8,079          24.476643        to          24.476643              197,739
Hartford Value Opportunities HLS Fund -- Class
 IA                                                      850          25.162082        to          25.162082               21,399
MFS Emerging Growth Series -- Class INIT                 708          12.924971        to          12.924971                9,151

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                   UNITS
                                                  OWNED BY         MINIMUM UNIT                 MAXIMUM UNIT          CONTRACT
                                                PARTICIPANTS       FAIR VALUE #                 FAIR VALUE #         LIABILITY
---------------------------------------------------------------------------------------------------------------------------------
MFS High Income Series -- Class INIT                     480         $12.842975        to         $12.842975               $6,164
Lehman Brothers Short Duration Bond Portfolio            125          14.875593        to          14.875593                1,854
DWS International VIP Fund -- Class A                    155          24.884796        to          24.884796                3,855
Wells Fargo Advantage VT Asset Allocation
 Fund                                                  1,337          12.969137        to          12.969137               17,335
Wells Fargo Advantage VT Total Return Bond
 Fund                                                    479          18.388348        to          18.388348                8,811
Wells Fargo Advantage VT Equity Income Fund            7,614          21.308769        to          21.308769              162,241
Wells Fargo Advantage VT Large Company Growth
 Fund                                                  5,826          19.162188        to          19.162188              111,646
Wells Fargo Advantage VT Small Cap Growth
 Fund                                                    431          17.574798        to          17.574798                7,574

#  Rounded unit values

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                      [This page intentionally left blank]

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                          AMERICAN CENTURY        ALLIANCEBERNSTEIN
                                  AMERICAN CENTURY           VP CAPITAL           VPS INTERNATIONAL
                                  VP BALANCED FUND       APPRECIATION FUND        GROWTH PORTFOLIO
                                     SUB-ACCOUNT            SUB-ACCOUNT          SUB-ACCOUNT (A)(B)
------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $38,996                    $ --                  $17,203
                                      ---------              ----------              -----------
EXPENSES:
 Mortality and Expense Risk
  and Administrative charges             (8,653)                 (4,113)                  (5,460)
                                      ---------              ----------              -----------
  Net investment income (loss)           30,343                  (4,113)                  11,743
                                      ---------              ----------              -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  21,503                  13,463                  407,192
 Net realized gain on
  distributions                          94,946                      --                  357,567
 Net unrealized appreciation
  (depreciation) of
  investments during
  the year                              (65,134)                328,883                 (539,086)
                                      ---------              ----------              -----------
   Net gain (loss) on
    investments                          51,315                 342,346                  225,673
                                      ---------              ----------              -----------
   Net increase (decrease) in
    net assets resulting from
    operations                          $81,658                $338,233                 $237,416
                                      =========              ==========              ===========

(a) Effective December 7, 2007, AllianceBernstein VPS International Portfolio merged with AllianceBernstein VPS International Growth Porfolio.

(b) From inception November 12, 2007 to December 31, 2007.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                            AIM V.I.            ALLIANCEBERNSTEIN        ALLIANCEBERNSTEIN
                                   AIM V.I. CORE          INTERNATIONAL           MONEY MARKET           LARGE CAP GROWTH
                                    EQUITY FUND            GROWTH FUND              PORTFOLIO                PORTFOLIO
                                    SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $61,724                $13,015                $238,840                     $ --
                                    -----------            -----------             -----------              -----------
EXPENSES:
 Mortality and Expense Risk
  and Administrative charges            (76,918)               (46,246)                (24,617)                  (6,380)
                                    -----------            -----------             -----------              -----------
  Net investment income
   (loss)                               (15,194)               (33,231)                214,223                   (6,380)
                                    -----------            -----------             -----------              -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 213,565                365,921                      --                  134,840
 Net realized gain on
  distributions                              --                     --                      --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during
  the year                              221,795                 69,526                      --                   42,376
                                    -----------            -----------             -----------              -----------
   Net gain (loss) on
    investments                         435,360                435,447                      --                  177,216
                                    -----------            -----------             -----------              -----------
   Net increase (decrease) in
    net assets resulting from
    operations                         $420,166               $402,216                $214,223                 $170,836
                                    ===========            ===========             ===========              ===========

                                       FEDERATED            FEDERATED CAPITAL
                                   AMERICAN LEADERS            APPRECIATION           FEDERATED EQUITY
                                        FUND II                  FUND II               INCOME FUND II
                                      SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $708,104                 $70,242                  $909,866
                                    ---------------            ------------            --------------
EXPENSES:
 Mortality and Expense Risk
  and Administrative charges               (569,571)               (107,448)                 (393,262)
                                    ---------------            ------------            --------------
  Net investment income
   (loss)                                   138,533                 (37,206)                  516,604
                                    ---------------            ------------            --------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                     480,038                 815,887                 3,091,453
 Net realized gain on
  distributions                           5,275,913                      --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during
  the year                              (10,108,582)                (42,934)               (3,184,871)
                                    ---------------            ------------            --------------
   Net gain (loss) on
    investments                          (4,352,631)                772,953                   (93,418)
                                    ---------------            ------------            --------------
   Net increase (decrease) in
    net assets resulting from
    operations                          $(4,214,098)               $735,747                  $423,186
                                    ===============            ============            ==============

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                  FEDERATED FUND FOR      FEDERATED MID CAP        FEDERATED HIGH
                                   U.S. GOVERNMENT        GROWTH STRATEGIES          INCOME BOND
                                  SECURITIES FUND II           FUND II                 FUND II
                                     SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $157,004                     $ --               $627,762
                                      ----------             ------------            -----------
EXPENSES:
 Mortality and Expense Risk
  and Administrative charges             (34,617)                (286,787)               (90,670)
                                      ----------             ------------            -----------
  Net investment income (loss)           122,387                 (286,787)               537,092
                                      ----------             ------------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    1,670                3,758,199                 65,585
 Net realized gain on
  distributions                               --                       --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             51,625                   53,626               (424,447)
                                      ----------             ------------            -----------
  Net gain (loss) on
   investments                            53,295                3,811,825               (358,862)
                                      ----------             ------------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                           $175,682               $3,525,038               $178,230
                                      ==========             ============            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  FEDERATED
                                INTERNATIONAL         FEDERATED PRIME      FEDERATED QUALITY     FEDERATED CAPITAL
                                EQUITY FUND II         MONEY FUND II          BOND FUND II         INCOME FUND II
                                 SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $18,247              $128,163              $125,566              $199,921
                                 ------------            ----------            ----------            ----------
EXPENSES:
 Mortality and Expense
  Risk and Administrative
  charges                            (121,923)              (35,393)              (33,541)              (49,212)
                                 ------------            ----------            ----------            ----------
  Net investment income
   (loss)                            (103,676)               92,770                92,025               150,709
                                 ------------            ----------            ----------            ----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
 Net realized gain (loss)
  on security transactions          1,361,295                    --                    68                51,433
 Net realized gain on
  distributions                            --                    --                    --                    --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                               (474,948)                   --                 7,777               (94,186)
                                 ------------            ----------            ----------            ----------
  Net gain (loss) on
   investments                        886,347                    --                 7,845               (42,753)
                                 ------------            ----------            ----------            ----------
  Net increase (decrease)
   in net assets resulting
   from operations                   $782,671               $92,770               $99,870              $107,956
                                 ============            ==========            ==========            ==========

                               GARTMORE NVIT
                                 DEVELOPING          HARTFORD ADVISERS          HARTFORD LARGECAP
                                MARKETS FUND              HLS FUND               GROWTH HLS FUND
                              SUB-ACCOUNT (C)           SUB-ACCOUNT           SUB-ACCOUNT (D)(E)(F)
--------------------------  -------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                           $6,508                $3,796,680                  $527,421
                                 ----------            --------------             -------------
EXPENSES:
 Mortality and Expense
  Risk and Administrative
  charges                            (6,644)               (2,564,499)               (1,421,615)
                                 ----------            --------------             -------------
  Net investment income
   (loss)                              (136)                1,232,181                  (894,194)
                                 ----------            --------------             -------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
 Net realized gain (loss)
  on security transactions           52,896                 1,739,312                 5,302,932
 Net realized gain on
  distributions                     184,609                18,401,834                 6,668,629
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                              215,588               (11,526,265)               (7,364,374)
                                 ----------            --------------             -------------
  Net gain (loss) on
   investments                      453,093                 8,614,881                 4,607,187
                                 ----------            --------------             -------------
  Net increase (decrease)
   in net assets resulting
   from operations                 $452,957                $9,847,062                $3,712,993
                                 ==========            ==============             =============

(c)  Formerly Gartmore GVIT Developing Markets Fund. Change effective May 1,
     2007.

(d) Effective February 5, 2007, Hartford Capital Opportunities HLS Fund merged with Hartford Blue Chip Stock HLS Fund.

(e) Effective February 5, 2007, Hartford Large Cap Growth HLS Fund merged with Hartford Blue Chip Stock HLS Fund.

(f)  Formerly Hartford Blue Chip Stock HLS Fund. Change effective February 5,
     2007.

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                    HARTFORD TOTAL         HARTFORD CAPITAL       HARTFORD DIVIDEND
                                     RETURN BOND             APPRECIATION             AND GROWTH
                                       HLS FUND                HLS FUND                HLS FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $2,874,656                 $41,538                $262,327
                                     ------------            ------------            ------------
EXPENSES:
 Mortality and Expense Risk
  and Administrative charges             (824,645)               (520,127)               (212,837)
                                     ------------            ------------            ------------
  Net investment income (loss)          2,050,011                (478,589)                 49,490
                                     ------------            ------------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  (114,297)                752,211                 (13,894)
 Net realized gain on
  distributions                                --               5,624,325               1,214,044
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (142,268)               (717,909)               (347,510)
                                     ------------            ------------            ------------
  Net gain (loss) on
   investments                           (256,565)              5,658,627                 852,640
                                     ------------            ------------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $1,793,446              $5,180,038                $902,130
                                     ============            ============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 HARTFORD          HARTFORD GLOBAL                                    HARTFORD
                                FUNDAMENTAL           ADVISERS            HARTFORD GLOBAL        DISCIPLINED EQUITY
                              GROWTH HLS FUND         HLS FUND            GROWTH HLS FUND             HLS FUND
                              SUB-ACCOUNT (G)        SUB-ACCOUNT          SUB-ACCOUNT (H)           SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $62               $3,163                   $60,179              $797,481
                                 ---------            ---------            --------------            ----------
EXPENSES:
 Mortality and Expense
  Risk and Administrative
  charges                           (2,286)              (3,631)               (1,586,569)           (1,201,920)
                                 ---------            ---------            --------------            ----------
  Net investment income
   (loss)                           (2,224)                (468)               (1,526,390)             (404,439)
                                 ---------            ---------            --------------            ----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
 Net realized gain (loss)
  on security transactions             604                  879                 6,216,783             5,697,231
 Net realized gain on
  distributions                     12,549               24,329                12,262,458               263,609
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                               6,276               10,762                 6,928,657               280,603
                                 ---------            ---------            --------------            ----------
  Net gain (loss) on
   investments                      19,429               35,970                25,407,898             6,241,443
                                 ---------            ---------            --------------            ----------
  Net increase (decrease)
   in net assets resulting
   from operations                 $17,205              $35,502               $23,881,508            $5,837,004
                                 =========            =========            ==============            ==========

                                                       HARTFORD GROWTH
                               HARTFORD GROWTH          OPPORTUNITIES             HARTFORD HIGH
                                  HLS FUND                 HLS FUND               YIELD HLS FUND
                                 SUB-ACCOUNT             SUB-ACCOUNT               SUB-ACCOUNT
--------------------------  -------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $336                  $448,802                $1,541,274
                                 -----------            --------------            --------------
EXPENSES:
 Mortality and Expense
  Risk and Administrative
  charges                            (20,656)               (4,494,285)                 (314,932)
                                 -----------            --------------            --------------
  Net investment income
   (loss)                            (20,320)               (4,045,483)                1,226,342
                                 -----------            --------------            --------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
 Net realized gain (loss)
  on security transactions               705                16,481,950                   141,715
 Net realized gain on
  distributions                      107,600                52,980,363                        --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                               120,476                14,600,292                (1,003,634)
                                 -----------            --------------            --------------
  Net gain (loss) on
   investments                       228,781                84,062,605                  (861,919)
                                 -----------            --------------            --------------
  Net increase (decrease)
   in net assets resulting
   from operations                  $208,461               $80,017,122                  $364,423
                                 ===========            ==============            ==============

(g)  Formerly Hartford Focus HLS Fund. Change effective July 27, 2007.

(h) Formerly Hartford Global Leaders HLS Fund. Change effective July 27, 2007.

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                                                       HARTFORD
                                                               HARTFORD             INTERNATIONAL
                                    HARTFORD INDEX          INTERNATIONAL           SMALL COMPANY
                                       HLS FUND            GROWTH HLS FUND             HLS FUND
                                     SUB-ACCOUNT           SUB-ACCOUNT (I)           SUB-ACCOUNT
------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $1,541,511                 $49,160                $158,330
                                     ------------            ------------            ------------
EXPENSES:
 Mortality and Expense Risk
  and Administrative charges           (1,371,419)                (87,450)               (134,680)
                                     ------------            ------------            ------------
  Net investment income (loss)            170,092                 (38,290)                 23,650
                                     ------------            ------------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 2,306,141                   2,601                 (49,643)
 Net realized gain on
  distributions                         5,181,053               1,230,269               1,463,419
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (3,446,114)                    226                (839,071)
                                     ------------            ------------            ------------
  Net gain (loss) on
   investments                          4,041,080               1,233,096                 574,705
                                     ------------            ------------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $4,211,172              $1,194,806                $598,355
                                     ============            ============            ============

(i) Formerly Hartford International Capital Appreciation HLS Fund. Change effective July 27, 2007.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                       HARTFORD
                                    INTERNATIONAL                                                           HARTFORD MORTGAGE
                                    OPPORTUNITIES            HARTFORD MIDCAP          HARTFORD MONEY            SECURITIES
                                       HLS FUND              GROWTH HLS FUND         MARKET HLS FUND             HLS FUND
                                   SUB-ACCOUNT (J)             SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $2,470,742                 $140,080              $1,629,433                $22,222
                                    --------------            -------------            ------------             ----------
EXPENSES:
 Mortality and Expense Risk
  and Administrative charges            (1,114,730)                (463,153)               (474,580)                (6,043)
                                    --------------            -------------            ------------             ----------
  Net investment income
   (loss)                                1,356,012                 (323,073)              1,154,853                 16,179
                                    --------------            -------------            ------------             ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 20,708,577                  217,615                      --                  3,335
 Net realized gain on
  distributions                         17,020,828                4,956,799                      --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (28,040,585)              (1,711,504)                     --                (11,308)
                                    --------------            -------------            ------------             ----------
  Net gain (loss) on
   investments                           9,688,820                3,462,910                      --                 (7,973)
                                    --------------            -------------            ------------             ----------
  Net increase (decrease) in
   net assets resulting from
   operations                          $11,044,832               $3,139,837              $1,154,853                 $8,206
                                    ==============            =============            ============             ==========


                                  HARTFORD SMALLCAP        HARTFORD SMALLCAP          HARTFORD STOCK
                                   VALUE HLS FUND           GROWTH HLS FUND              HLS FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $624,299                  $237,473                 $112,154
                                    -------------            --------------            -------------
EXPENSES:
 Mortality and Expense Risk
  and Administrative charges             (789,963)               (1,287,548)                (184,761)
                                    -------------            --------------            -------------
  Net investment income
   (loss)                                (165,664)               (1,050,075)                 (72,607)
                                    -------------            --------------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    40,391                 5,455,819                  788,845
 Net realized gain on
  distributions                         5,777,960                 6,126,235                1,564,390
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (8,161,886)              (12,390,198)              (1,676,140)
                                    -------------            --------------            -------------
  Net gain (loss) on
   investments                         (2,343,535)                 (808,144)                 677,095
                                    -------------            --------------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(2,509,199)              $(1,858,219)                $604,488
                                    =============            ==============            =============

(j) Effective October 15, 2007, Hartford International Stock HLS Fund merged with Hartford International Opportunities HLS Fund.

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                       HARTFORD
                                   U.S. GOVERNMENT                                 HARTFORD VALUE
                                      SECURITIES           HARTFORD VALUE          OPPORTUNITIES
                                       HLS FUND               HLS FUND                HLS FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $2,363,409               $40,560                  $740,190
                                     ------------            ----------            --------------
EXPENSES:
 Mortality and Expense Risk
  and Administrative charges             (854,999)              (46,427)                 (953,157)
                                     ------------            ----------            --------------
  Net investment income (loss)          1,508,410                (5,867)                 (212,967)
                                     ------------            ----------            --------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   561,128                (7,569)                3,200,651
 Net realized gain on
  distributions                                --               305,323                 8,466,100
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (386,453)              (69,618)              (15,436,342)
                                     ------------            ----------            --------------
  Net gain (loss) on
   investments                            174,675               228,136                (3,769,591)
                                     ------------            ----------            --------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $1,683,085              $222,269               $(3,982,558)
                                     ============            ==========            ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                          ING JPMORGAN
                                 HARTFORD EQUITY        EMERGING MARKETS           ING GLOBAL          AIM V.I. GLOBAL
                                 INCOME HLS FUND        EQUITY PORTFOLIO      RESOURCES PORTFOLIO      HEALTH CARE FUND
                                   SUB-ACCOUNT            SUB-ACCOUNT          SUB-ACCOUNT (K)(L)        SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $99,514                 $6,353                  $1,478                   $ --
                                    ----------             ----------              ----------             ----------
EXPENSES:
 Mortality and Expense Risk
  and Administrative charges           (64,223)                (2,233)                 (3,519)                (4,959)
                                    ----------             ----------              ----------             ----------
  Net investment income
   (loss)                               35,291                  4,120                  (2,041)                (4,959)
                                    ----------             ----------              ----------             ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  3,892                 19,996                  82,631                 74,316
 Net realized gain on
  distributions                        182,148                  1,254                 219,898                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             (883)               125,289                 (83,580)                51,591
                                    ----------             ----------              ----------             ----------
  Net gain (loss) on
   investments                         185,157                146,539                 218,949                125,907
                                    ----------             ----------              ----------             ----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $220,448               $150,659                $216,908               $120,948
                                    ==========             ==========              ==========             ==========


                                     AIM V.I.             MFS EMERGING            MFS HIGH
                                  TECHNOLOGY FUND        GROWTH SERIES          INCOME SERIES
                                    SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $ --                   $ --               $159,560
                                     ---------             ----------            -----------
EXPENSES:
 Mortality and Expense Risk
  and Administrative charges            (5,765)               (42,326)               (27,735)
                                     ---------             ----------            -----------
  Net investment income
   (loss)                               (5,765)               (42,326)               131,825
                                     ---------             ----------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 48,171                325,473                 28,113
 Net realized gain on
  distributions                             --                     --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           33,738                356,348               (144,336)
                                     ---------             ----------            -----------
  Net gain (loss) on
   investments                          81,909                681,821               (116,223)
                                     ---------             ----------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                          $76,144               $639,495                $15,602
                                     =========             ==========            ===========

(k) Effective January 11, 2007, ING VP Natural Resources Trust merged with ING Global Resources Portfolio.

(l)  From inception January 11, 2007 to December 31, 2007.

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                        LEHMAN BROTHERS        NEUBERGER BERMAN
                                   MFS STRATEGIC        SHORT DURATION           AMT PARTNERS
                                   INCOME SERIES        BOND PORTFOLIO             PORTFOLIO
                                    SUB-ACCOUNT         SUB-ACCOUNT (M)           SUB-ACCOUNT
---------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $13,529               $12,664                  $13,739
                                     ---------             ---------              -----------
EXPENSES:
 Mortality and Expense Risk
  and Administrative charges            (1,254)               (2,166)                  (9,611)
                                     ---------             ---------              -----------
  Net investment income (loss)          12,275                10,498                    4,128
                                     ---------             ---------              -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  3,932                  (342)                 130,052
 Net realized gain on
  distributions                             --                    --                  214,989
 Net unrealized appreciation
  (depreciation) of
  investments during
  the year                              (6,628)               10,069                 (155,445)
                                     ---------             ---------              -----------
  Net gain (loss) on
   investments                          (2,696)                9,727                  189,596
                                     ---------             ---------              -----------
  Net increase (decrease) in
   net assets resulting from
   operations                           $9,579               $20,225                 $193,724
                                     =========             =========              ===========

(m) Formerly Neuberger Berman AMT Limited Maturity Bond Portfolio. Change effective May 1, 2007.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                               PIONEER GROWTH            VAN ECK
                                  PIONEER FUND        DWS INTERNATIONAL         OPPORTUNITIES           WORLDWIDE
                                  VCT PORTFOLIO            VIP FUND             VCT PORTFOLIO           BOND FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $10,770                $54,179                    $ --              $14,140
                                    ---------             ----------             -----------            ---------
EXPENSES:
 Mortality and Expense Risk
  and Administrative charges           (4,046)               (30,654)                (12,021)              (1,044)
                                    ---------             ----------             -----------            ---------
  Net investment income
   (loss)                               6,724                 23,525                 (12,021)              13,096
                                    ---------             ----------             -----------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                42,908                135,655                 282,410                  207
 Net realized gain on
  distributions                            --                     --                 429,810                   --
 Net unrealized appreciation
  (depreciation) of
  investments during
  the year                             (5,487)               107,767                (747,122)               6,905
                                    ---------             ----------             -----------            ---------
  Net gain (loss) on
   investments                         37,421                243,422                 (34,902)               7,112
                                    ---------             ----------             -----------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                         $44,145               $266,947                $(46,923)             $20,208
                                    =========             ==========             ===========            =========

                                                         WELLS FARGO            WELLS FARGO
                                     VAN ECK             ADVANTAGE VT          ADVANTAGE VT
                                  WORLDWIDE HARD       ASSET ALLOCATION        TOTAL RETURN
                                   ASSETS FUND               FUND                BOND FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $1,409               $80,907               $402,681
                                    ----------            ----------            -----------
EXPENSES:
 Mortality and Expense Risk
  and Administrative charges            (5,654)              (52,472)              (123,139)
                                    ----------            ----------            -----------
  Net investment income
   (loss)                               (4,245)               28,435                279,542
                                    ----------            ----------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 12,513               206,679                (58,127)
 Net realized gain on
  distributions                        137,491                59,936                     --
 Net unrealized appreciation
  (depreciation) of
  investments during
  the year                             301,793               (61,054)               171,019
                                    ----------            ----------            -----------
  Net gain (loss) on
   investments                         451,797               205,561                112,892
                                    ----------            ----------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $447,552              $233,996               $392,434
                                    ==========            ==========            ===========

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                      WELLS FARGO            WELLS FARGO
                                     ADVANTAGE VT           ADVANTAGE VT
                                     EQUITY INCOME          C&B LARGE CAP
                                         FUND                VALUE FUND
                                      SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $390,748               $9,032
                                     -------------            ---------
EXPENSES:
 Mortality and Expense Risk
  and Administrative charges              (369,784)             (12,522)
                                     -------------            ---------
  Net investment income (loss)              20,964               (3,490)
                                     -------------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    839,633               47,877
 Net realized gain on
  distributions                          1,745,548                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (2,172,830)             (61,843)
                                     -------------            ---------
  Net gain (loss) on
   investments                             412,351              (13,966)
                                     -------------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                             $433,315             $(17,456)
                                     =============            =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   WELLS FARGO          WELLS FARGO           WELLS FARGO
                                  ADVANTAGE VT         ADVANTAGE VT          ADVANTAGE VT
                                  LARGE COMPANY        INTERNATIONAL         LARGE COMPANY
                                    CORE FUND            CORE FUND            GROWTH FUND
                                   SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
----------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $ --                  $28                   $ --
                                    ---------            ---------            -----------
EXPENSES:
 Mortality and Expense Risk
  and Administrative charges           (2,902)              (2,938)              (130,275)
                                    ---------            ---------            -----------
  Net investment income
   (loss)                              (2,902)              (2,910)              (130,275)
                                    ---------            ---------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                13,849                 (268)               452,569
 Net realized gain on
  distributions                            --               15,322                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (8,760)               4,920                261,772
                                    ---------            ---------            -----------
  Net gain (loss) on
   investments                          5,089               19,974                714,341
                                    ---------            ---------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                          $2,187              $17,064               $584,066
                                    =========            =========            ===========

                                    WELLS FARGO
                                    ADVANTAGE VT           WELLS FARGO
                                     SMALL CAP             ADVANTAGE VT
                                    GROWTH FUND           DISCOVERY FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  --------------------------------------------
INVESTMENT INCOME:
 Dividends                                  $ --                  $ --
                                    ------------            ----------
EXPENSES:
 Mortality and Expense Risk
  and Administrative charges             (52,015)               (4,408)
                                    ------------            ----------
  Net investment income
   (loss)                                (52,015)               (4,408)
                                    ------------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  222,222                 3,102
 Net realized gain on
  distributions                          573,403                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (288,395)              186,027
                                    ------------            ----------
  Net gain (loss) on
   investments                           507,230               189,129
                                    ------------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                           $455,215              $184,721
                                    ============            ==========

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                           AMERICAN CENTURY       ALLIANCEBERNSTEIN
                                   AMERICAN CENTURY           VP CAPITAL          VPS INTERNATIONAL
                                   VP BALANCED FUND       APPRECIATION FUND        GROWTH PORTFOLIO
                                     SUB-ACCOUNT             SUB-ACCOUNT          SUB-ACCOUNT (A)(B)
------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $30,343                 $(4,113)                $11,743
 Net realized gain (loss) on
  security transactions                    21,503                  13,463                 407,192
 Net realized gain on
  distributions                            94,946                      --                 357,567
 Net unrealized appreciation
  (depreciation) of
  investments during
  the year                                (65,134)                328,883                (539,086)
                                     ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                               81,658                 338,233                 237,416
                                     ------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                     25                   1,930                     375
 Net transfers                            (13,027)                532,558                 121,085
 Surrenders for benefit
  payments and fees                      (212,100)               (136,339)               (158,302)
 Net annuity transactions                    (283)                     --                      --
                                     ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit
  transactions                           (225,385)                398,149                 (36,842)
                                     ------------            ------------            ------------
 Net increase (decrease) in
  net assets                             (143,727)                736,382                 200,574
NET ASSETS:
 Beginning of year                      1,950,186                 457,923               1,084,723
                                     ------------            ------------            ------------
 End of year                           $1,806,459              $1,194,305              $1,285,297
                                     ============            ============            ============

(a) Effective December 7, 2007, AllianceBernstein VPS International Portfolio merged with AllianceBernstein VPS International Growth Porfolio.

(b) From inception November 12, 2007 to December 31, 2007.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                               AIM V.I.            ALLIANCEBERNSTEIN       ALLIANCEBERNSTEIN
                                    AIM V.I. CORE           INTERNATIONAL            MONEY MARKET           LARGE CAP GROWTH
                                     EQUITY FUND             GROWTH FUND               PORTFOLIO               PORTFOLIO
                                     SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(15,194)               $(33,231)                $214,223                 $(6,380)
 Net realized gain (loss) on
  security transactions                   213,565                 365,921                       --                 134,840
 Net realized gain on
  distributions                                --                      --                       --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during
  the year                                221,795                  69,526                       --                  42,376
                                    -------------            ------------            -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                              420,166                 402,216                  214,223                 170,836
                                    -------------            ------------            -------------            ------------
UNIT TRANSACTIONS:
 Purchases                                 11,000                   2,398                   39,202                     820
 Net transfers                           (303,054)                (36,600)                 429,498                (332,248)
 Surrenders for benefit
  payments and fees                    (1,380,342)               (662,830)              (1,741,090)               (310,818)
 Net annuity transactions                      53                    (519)                      --                      --
                                    -------------            ------------            -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit
  transactions                         (1,672,343)               (697,551)              (1,272,390)               (642,246)
                                    -------------            ------------            -------------            ------------
 Net increase (decrease) in
  net assets                           (1,252,177)               (295,335)              (1,058,167)               (471,410)
NET ASSETS:
 Beginning of year                      6,630,817               3,358,762                6,059,776               1,711,156
                                    -------------            ------------            -------------            ------------
 End of year                           $5,378,640              $3,063,427               $5,001,609              $1,239,746
                                    =============            ============            =============            ============

                                      FEDERATED             FEDERATED CAPITAL
                                   AMERICAN LEADERS           APPRECIATION            FEDERATED EQUITY
                                       FUND II                   FUND II               INCOME FUND II
                                     SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $138,533                 $(37,206)                 $516,604
 Net realized gain (loss) on
  security transactions                    480,038                  815,887                 3,091,453
 Net realized gain on
  distributions                          5,275,913                       --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during
  the year                             (10,108,582)                 (42,934)               (3,184,871)
                                    --------------            -------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (4,214,098)                 735,747                   423,186
                                    --------------            -------------            --------------
UNIT TRANSACTIONS:
 Purchases                                 165,714                   25,723                   115,286
 Net transfers                          (2,553,007)                (276,538)                 (674,744)
 Surrenders for benefit
  payments and fees                    (18,040,551)              (2,857,853)              (10,667,750)
 Net annuity transactions                   (1,352)                      --                    (1,487)
                                    --------------            -------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit
  transactions                         (20,429,196)              (3,108,668)              (11,228,695)
                                    --------------            -------------            --------------
 Net increase (decrease) in
  net assets                           (24,643,294)              (2,372,921)              (10,805,509)
NET ASSETS:
 Beginning of year                      55,649,433                9,198,227                34,492,655
                                    --------------            -------------            --------------
 End of year                           $31,006,139               $6,825,306               $23,687,146
                                    ==============            =============            ==============

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                  FEDERATED FUND FOR       FEDERATED MID CAP         FEDERATED HIGH
                                   U.S. GOVERNMENT         GROWTH STRATEGIES           INCOME BOND
                                  SECURITIES FUND II            FUND II                  FUND II
                                     SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $122,387                $(286,787)                $537,092
 Net realized gain (loss) on
  security transactions                     1,670                3,758,199                   65,585
 Net realized gain on
  distributions                                --                       --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              51,625                   53,626                 (424,447)
                                     ------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                              175,682                3,525,038                  178,230
                                     ------------            -------------            -------------
UNIT TRANSACTIONS:
 Purchases                                  3,207                   76,624                   15,984
 Net transfers                            431,648               (1,109,397)                 178,409
 Surrenders for benefit
  payments and fees                      (779,707)              (7,624,977)              (2,262,570)
 Net annuity transactions                      --                     (816)                      --
                                     ------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (344,852)              (8,658,566)              (2,068,177)
                                     ------------            -------------            -------------
 Net increase (decrease) in
  net assets                             (169,170)              (5,133,528)              (1,889,947)
NET ASSETS:
 Beginning of year                      3,579,375               23,859,062                8,125,405
                                     ------------            -------------            -------------
 End of year                           $3,410,205              $18,725,534               $6,235,458
                                     ============            =============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 FEDERATED
                               INTERNATIONAL            FEDERATED PRIME          FEDERATED QUALITY         FEDERATED CAPITAL
                               EQUITY FUND II            MONEY FUND II              BOND FUND II             INCOME FUND II
                                SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $(103,676)                  $92,770                   $92,025                  $150,709
 Net realized gain (loss) on
  security transactions             1,361,295                        --                        68                    51,433
 Net realized gain on
  distributions                            --                        --                        --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year        (474,948)                       --                     7,777                   (94,186)
                               --------------            --------------            --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                          782,671                    92,770                    99,870                   107,956
                               --------------            --------------            --------------            --------------
UNIT TRANSACTIONS:
 Purchases                             24,771                     1,030                     7,742                     5,237
 Net transfers                        136,413                 1,797,705                   817,620                    84,417
 Surrenders for benefit
  payments and fees                (3,656,097)               (2,657,671)               (1,073,732)               (1,398,113)
 Net annuity transactions                  --                        --                        --                        --
                               --------------            --------------            --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (3,494,913)                 (858,936)                 (248,370)               (1,308,459)
                               --------------            --------------            --------------            --------------
 Net increase (decrease) in
  net assets                       (2,712,242)                 (766,166)                 (148,500)               (1,200,503)
NET ASSETS:
 Beginning of year                 10,434,776                 3,133,194                 2,576,240                 4,404,962
                               --------------            --------------            --------------            --------------
 End of year                       $7,722,534                $2,367,028                $2,427,740                $3,204,459
                               ==============            ==============            ==============            ==============

                                    GARTMORE NVIT
                                     DEVELOPING             HARTFORD ADVISERS          HARTFORD LARGECAP
                                    MARKETS FUND                HLS FUND                GROWTH HLS FUND
                                   SUB-ACCOUNT (C)             SUB-ACCOUNT           SUB-ACCOUNT (D)(E)(F)
-----------------------------  -----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)               $(136)                $1,232,181                  $(894,194)
 Net realized gain (loss) on
  security transactions                    52,896                  1,739,312                  5,302,932
 Net realized gain on
  distributions                           184,609                 18,401,834                  6,668,629
 Net unrealized appreciation
  (depreciation) of
  investments during the year             215,588                (11,526,265)                (7,364,374)
                                    -------------            ---------------            ---------------
 Net increase (decrease) in
  net assets resulting from
  operations                              452,957                  9,847,062                  3,712,993
                                    -------------            ---------------            ---------------
UNIT TRANSACTIONS:
 Purchases                                    859                  2,049,382                  1,629,429
 Net transfers                            (20,641)                (5,458,716)                (5,600,740)
 Surrenders for benefit
  payments and fees                      (224,115)               (36,036,404)               (21,194,229)
 Net annuity transactions                      --                      9,807                     (2,535)
                                    -------------            ---------------            ---------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (243,897)               (39,435,931)               (25,168,075)
                                    -------------            ---------------            ---------------
 Net increase (decrease) in
  net assets                              209,060                (29,588,869)               (21,455,082)
NET ASSETS:
 Beginning of year                      1,557,915                197,363,204                109,861,738
                                    -------------            ---------------            ---------------
 End of year                           $1,766,975               $167,774,335                $88,406,656
                                    =============            ===============            ===============

(c)  Formerly Gartmore GVIT Developing Markets Fund. Change effective May 1,
     2007.

(d) Effective February 5, 2007, Hartford Capital Opportunities HLS Fund merged with Hartford Blue Chip Stock HLS Fund.

(e) Effective February 5, 2007, Hartford Large Cap Growth HLS Fund merged with Hartford Blue Chip Stock HLS Fund.

(f)  Formerly Hartford Blue Chip Stock HLS Fund. Change effective February 5,
     2007.

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                HARTFORD TOTAL          HARTFORD CAPITAL         HARTFORD DIVIDEND
                                 RETURN BOND              APPRECIATION              AND GROWTH
                                   HLS FUND                 HLS FUND                 HLS FUND
                                 SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $2,050,011                $(478,589)                 $49,490
 Net realized gain (loss) on
  security transactions               (114,297)                 752,211                  (13,894)
 Net realized gain on
  distributions                             --                5,624,325                1,214,044
 Net unrealized appreciation
  (depreciation) of
  investments during the year         (142,268)                (717,909)                (347,510)
                                --------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                         1,793,446                5,180,038                  902,130
                                --------------            -------------            -------------
UNIT TRANSACTIONS:
 Purchases                             855,715                  226,591                  299,696
 Net transfers                       2,961,761                 (101,742)               5,108,262
 Surrenders for benefit
  payments and fees                (12,032,704)              (8,966,066)              (2,007,517)
 Net annuity transactions                1,992                     (105)                      --
                                --------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 (8,213,236)              (8,841,322)               3,400,441
                                --------------            -------------            -------------
 Net increase (decrease) in
  net assets                        (6,419,790)              (3,661,284)               4,302,571
NET ASSETS:
 Beginning of year                  61,261,864               38,261,563               11,443,305
                                --------------            -------------            -------------
 End of year                       $54,842,074              $34,600,279              $15,745,876
                                ==============            =============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   HARTFORD        HARTFORD GLOBAL                             HARTFORD
                                  FUNDAMENTAL         ADVISERS         HARTFORD GLOBAL    DISCIPLINED EQUITY
                                GROWTH HLS FUND       HLS FUND         GROWTH HLS FUND         HLS FUND
                                SUB-ACCOUNT (G)      SUB-ACCOUNT       SUB-ACCOUNT (H)        SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)        $(2,224)             $(468)         $(1,526,390)           $(404,439)
 Net realized gain (loss) on
  security transactions                  604                879            6,216,783            5,697,231
 Net realized gain on
  distributions                       12,549             24,329           12,262,458              263,609
 Net unrealized appreciation
  (depreciation) of
  investments during the year          6,276             10,762            6,928,657              280,603
                                   ---------          ---------          -----------          -----------
 Net increase (decrease) in
  net assets resulting from
  operations                          17,205             35,502           23,881,508            5,837,004
                                   ---------          ---------          -----------          -----------
UNIT TRANSACTIONS:
 Purchases                               784              7,686            1,252,592            1,060,008
 Net transfers                       255,018            177,459           (5,708,799)          (3,097,680)
 Surrenders for benefit
  payments and fees                  (29,618)           (30,413)         (20,441,327)         (17,157,580)
 Net annuity transactions                 --                 --                9,202               15,220
                                   ---------          ---------          -----------          -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                  226,184            154,732          (24,888,332)         (19,180,032)
                                   ---------          ---------          -----------          -----------
 Net increase (decrease) in
  net assets                         243,389            190,234           (1,006,824)         (13,343,028)
NET ASSETS:
 Beginning of year                   128,453            196,253          115,829,767           91,063,564
                                   ---------          ---------          -----------          -----------
 End of year                        $371,842           $386,487          $114,822,943         $77,720,536
                                   =========          =========          ===========          ===========

                                                      HARTFORD GROWTH
                                 HARTFORD GROWTH       OPPORTUNITIES        HARTFORD HIGH
                                    HLS FUND              HLS FUND          YIELD HLS FUND
                                   SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)         $(20,320)          $(4,045,483)         $1,226,342
 Net realized gain (loss) on
  security transactions                    705            16,481,950             141,715
 Net realized gain on
  distributions                        107,600            52,980,363                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          120,476            14,600,292          (1,003,634)
                                   -----------          ------------          ----------
 Net increase (decrease) in
  net assets resulting from
  operations                           208,461            80,017,122             364,423
                                   -----------          ------------          ----------
UNIT TRANSACTIONS:
 Purchases                              13,109             2,963,754             272,207
 Net transfers                         436,399           (13,265,736)           (463,525)
 Surrenders for benefit
  payments and fees                   (299,251)          (57,826,241)         (4,477,529)
 Net annuity transactions                   --                94,631             (51,045)
                                   -----------          ------------          ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    150,257           (68,033,592)         (4,719,892)
                                   -----------          ------------          ----------
 Net increase (decrease) in
  net assets                           358,718            11,983,530          (4,355,469)
NET ASSETS:
 Beginning of year                   1,216,913           319,531,710          23,996,715
                                   -----------          ------------          ----------
 End of year                        $1,575,631          $331,515,240          $19,641,246
                                   ===========          ============          ==========

(g)  Formerly Hartford Focus HLS Fund. Change effective July 27, 2007.

(h) Formerly Hartford Global Leaders HLS Fund. Change effective July 27, 2007.

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                                                    HARTFORD
                                                            HARTFORD              INTERNATIONAL
                                HARTFORD INDEX           INTERNATIONAL            SMALL COMPANY
                                   HLS FUND             GROWTH HLS FUND             HLS FUND
                                 SUB-ACCOUNT            SUB-ACCOUNT (I)            SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)         $170,092                $(38,290)                 $23,650
 Net realized gain (loss) on
  security transactions              2,306,141                   2,601                  (49,643)
 Net realized gain on
  distributions                      5,181,053               1,230,269                1,463,419
 Net unrealized appreciation
  (depreciation) of
  investments during the year       (3,446,114)                    226                 (839,071)
                                --------------            ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                         4,211,172               1,194,806                  598,355
                                --------------            ------------            -------------
UNIT TRANSACTIONS:
 Purchases                           1,457,898                 147,408                  306,421
 Net transfers                      (5,041,476)              2,491,863                1,662,915
 Surrenders for benefit
  payments and fees                (21,471,906)               (587,864)              (1,088,375)
 Net annuity transactions               (4,038)                     --                    5,741
                                --------------            ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (25,059,522)              2,051,407                  886,702
                                --------------            ------------            -------------
 Net increase (decrease) in
  net assets                       (20,848,350)              3,246,213                1,485,057
NET ASSETS:
 Beginning of year                 110,792,894               4,253,662                7,668,643
                                --------------            ------------            -------------
 End of year                       $89,944,544              $7,499,875               $9,153,700
                                ==============            ============            =============

(i) Formerly Hartford International Capital Appreciation HLS Fund. Change effective July 27, 2007.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                       HARTFORD
                                    INTERNATIONAL                                                             HARTFORD MORTGAGE
                                    OPPORTUNITIES            HARTFORD MIDCAP           HARTFORD MONEY             SECURITIES
                                       HLS FUND              GROWTH HLS FUND          MARKET HLS FUND              HLS FUND
                                   SUB-ACCOUNT (J)             SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $1,356,012                $(323,073)               $1,154,853                $16,179
 Net realized gain (loss) on
  security transactions                 20,708,577                  217,615                        --                  3,335
 Net realized gain on
  distributions                         17,020,828                4,956,799                        --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (28,040,585)              (1,711,504)                       --                (11,308)
                                    --------------            -------------            --------------             ----------
 Net increase (decrease) in
  net assets resulting from
  operations                            11,044,832                3,139,837                 1,154,853                  8,206
                                    --------------            -------------            --------------             ----------
UNIT TRANSACTIONS:
 Purchases                               1,159,651                  678,044                   638,252                  2,870
 Net transfers                             (49,929)                (357,852)               26,740,821                191,861
 Surrenders for benefit
  payments and fees                    (13,861,145)              (7,025,386)              (24,643,991)               (82,207)
 Net annuity transactions                   (5,298)                     (33)                   80,533                     --
                                    --------------            -------------            --------------             ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (12,756,721)              (6,705,227)                2,815,615                112,524
                                    --------------            -------------            --------------             ----------
 Net increase (decrease) in
  net assets                            (1,711,889)              (3,565,390)                3,970,468                120,730
NET ASSETS:
 Beginning of year                      79,995,291               32,134,682                31,580,146                267,101
                                    --------------            -------------            --------------             ----------
 End of year                           $78,283,402              $28,569,292               $35,550,614               $387,831
                                    ==============            =============            ==============             ==========


                                  HARTFORD SMALLCAP         HARTFORD SMALLCAP          HARTFORD STOCK
                                    VALUE HLS FUND           GROWTH HLS FUND              HLS FUND
                                     SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(165,664)              $(1,050,075)                $(72,607)
 Net realized gain (loss) on
  security transactions                     40,391                 5,455,819                  788,845
 Net realized gain on
  distributions                          5,777,960                 6,126,235                1,564,390
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (8,161,886)              (12,390,198)              (1,676,140)
                                    --------------            --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (2,509,199)               (1,858,219)                 604,488
                                    --------------            --------------            -------------
UNIT TRANSACTIONS:
 Purchases                                 665,131                 1,234,689                  253,332
 Net transfers                          (2,330,230)               (5,688,152)                 (34,487)
 Surrenders for benefit
  payments and fees                    (10,914,861)              (17,832,300)              (3,233,436)
 Net annuity transactions                      (34)                    3,379                       --
                                    --------------            --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (12,579,994)              (22,282,384)              (3,014,591)
                                    --------------            --------------            -------------
 Net increase (decrease) in
  net assets                           (15,089,193)              (24,140,603)              (2,410,103)
NET ASSETS:
 Beginning of year                      59,530,306               101,488,367               12,881,358
                                    --------------            --------------            -------------
 End of year                           $44,441,113               $77,347,764              $10,471,255
                                    ==============            ==============            =============

(j) Effective October 15, 2007, Hartford International Stock HLS Fund merged with Hartford International Opportunities HLS Fund.

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                        HARTFORD
                                    U.S. GOVERNMENT                                    HARTFORD VALUE
                                       SECURITIES             HARTFORD VALUE           OPPORTUNITIES
                                        HLS FUND                 HLS FUND                 HLS FUND
                                      SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $1,508,410                 $(5,867)                $(212,967)
 Net realized gain (loss) on
  security transactions                     561,128                  (7,569)                3,200,651
 Net realized gain on
  distributions                                  --                 305,323                 8,466,100
 Net unrealized appreciation
  (depreciation) of
  investments during the year              (386,453)                (69,618)              (15,436,342)
                                     --------------            ------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                              1,683,085                 222,269                (3,982,558)
                                     --------------            ------------            --------------
UNIT TRANSACTIONS:
 Purchases                                  560,409                  32,989                   923,440
 Net transfers                              232,079                 572,196                  (876,071)
 Surrenders for benefit
  payments and fees                     (12,859,999)               (473,918)              (13,137,824)
 Net annuity transactions                    18,185                      --                    (8,209)
                                     --------------            ------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (12,049,326)                131,267               (13,098,664)
                                     --------------            ------------            --------------
 Net increase (decrease) in
  net assets                            (10,366,241)                353,536               (17,081,222)
NET ASSETS:
 Beginning of year                       65,474,742               2,831,630                70,610,728
                                     --------------            ------------            --------------
 End of year                            $55,108,501              $3,185,166               $53,529,506
                                     ==============            ============            ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                            ING JPMORGAN
                                  HARTFORD EQUITY         EMERGING MARKETS           ING GLOBAL            AIM V.I. GLOBAL
                                  INCOME HLS FUND         EQUITY PORTFOLIO       RESOURCES PORTFOLIO       HEALTH CARE FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT          SUB-ACCOUNT (K)(L)          SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $35,291                 $4,120                  $(2,041)                 $(4,959)
 Net realized gain (loss) on
  security transactions                    3,892                 19,996                   82,631                   74,316
 Net realized gain on
  distributions                          182,148                  1,254                  219,898                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year               (883)               125,289                  (83,580)                  51,591
                                    ------------             ----------              -----------             ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             220,448                150,659                  216,908                  120,948
                                    ------------             ----------              -----------             ------------
UNIT TRANSACTIONS:
 Purchases                                65,718                  3,310                    1,111                   16,563
 Net transfers                         1,760,787                (48,094)                (129,120)                (106,391)
 Surrenders for benefit
  payments and fees                     (816,848)               (36,285)                (146,584)                (155,529)
 Net annuity transactions                     --                     --                       --                       --
                                    ------------             ----------              -----------             ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    1,009,657                (81,069)                (274,593)                (245,357)
                                    ------------             ----------              -----------             ------------
 Net increase (decrease) in
  net assets                           1,230,105                 69,590                  (57,685)                (124,409)
NET ASSETS:
 Beginning of year                     3,454,711                440,633                  876,246                1,108,105
                                    ------------             ----------              -----------             ------------
 End of year                          $4,684,816               $510,223                 $818,561                 $983,696
                                    ============             ==========              ===========             ============


                                      AIM V.I.              MFS EMERGING              MFS HIGH
                                  TECHNOLOGY FUND          GROWTH SERIES           INCOME SERIES
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(5,765)               $(42,326)               $131,825
 Net realized gain (loss) on
  security transactions                   48,171                 325,473                  28,113
 Net realized gain on
  distributions                               --                      --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             33,738                 356,348                (144,336)
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                              76,144                 639,495                  15,602
                                    ------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                 2,080                     605                   7,393
 Net transfers                           333,248                (148,439)                 (9,147)
 Surrenders for benefit
  payments and fees                     (157,285)               (827,965)               (404,780)
 Net annuity transactions                     --                    (726)                   (370)
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      178,043                (976,525)               (406,904)
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets                             254,187                (337,030)               (391,302)
NET ASSETS:
 Beginning of year                     1,282,748               3,729,986               2,396,204
                                    ------------            ------------            ------------
 End of year                          $1,536,935              $3,392,956              $2,004,902
                                    ============            ============            ============

(k) Effective January 11, 2007, ING VP Natural Resources Trust merged with ING Global Resources Portfolio.

(l)  From inception January 11, 2007 to December 31, 2007.

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                          LEHMAN BROTHERS        NEUBERGER BERMAN
                                    MFS STRATEGIC         SHORT DURATION           AMT PARTNERS
                                    INCOME SERIES         BOND PORTFOLIO            PORTFOLIO
                                     SUB-ACCOUNT          SUB-ACCOUNT (M)          SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $12,275                $10,498                  $4,128
 Net realized gain (loss) on
  security transactions                    3,932                   (342)                130,052
 Net realized gain on
  distributions                               --                     --                 214,989
 Net unrealized appreciation
  (depreciation) of
  investments during
  the year                                (6,628)                10,069                (155,445)
                                     -----------            -----------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                               9,579                 20,225                 193,724
                                     -----------            -----------            ------------
UNIT TRANSACTIONS:
 Purchases                                    --                    310                      --
 Net transfers                               145                (44,047)               (600,852)
 Surrenders for benefit
  payments and fees                     (122,174)              (147,337)               (285,698)
 Net annuity transactions                     --                   (152)                     --
                                     -----------            -----------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (122,029)              (191,226)               (886,550)
                                     -----------            -----------            ------------
 Net increase (decrease) in
  net assets                            (112,450)              (171,001)               (692,826)
NET ASSETS:
 Beginning of year                       362,910                542,915               2,280,631
                                     -----------            -----------            ------------
 End of year                            $250,460               $371,914              $1,587,805
                                     ===========            ===========            ============

(m) Formerly Neuberger Berman AMT Limited Maturity Bond Portfolio. Change effective May 1, 2007.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                               PIONEER GROWTH             VAN ECK
                                PIONEER FUND         DWS INTERNATIONAL          OPPORTUNITIES            WORLDWIDE
                                VCT PORTFOLIO             VIP FUND              VCT PORTFOLIO            BOND FUND
                                 SUB-ACCOUNT            SUB-ACCOUNT              SUB-ACCOUNT            SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                              $6,724                 $23,525                 $(12,021)              $13,096
 Net realized gain (loss)
  on security transactions            42,908                 135,655                  282,410                   207
 Net realized gain on
  distributions                           --                      --                  429,810                    --
 Net unrealized
  appreciation
  (depreciation) of
  investments during
  the year                            (5,487)                107,767                 (747,122)                6,905
                                 -----------            ------------            -------------            ----------
 Net increase (decrease)
  in net assets resulting
  from operations                     44,145                 266,947                  (46,923)               20,208
                                 -----------            ------------            -------------            ----------
UNIT TRANSACTIONS:
 Purchases                             1,435                   3,496                    2,165                    94
 Net transfers                       (50,795)                (67,143)                (347,761)              196,942
 Surrenders for benefit
  payments and fees                 (151,421)               (265,170)              (1,833,665)              (18,605)
 Net annuity transactions                 --                    (420)                      --                    --
                                 -----------            ------------            -------------            ----------
 Net increase (decrease)
  in net assets resulting
  from unit transactions            (200,781)               (329,237)              (2,179,261)              178,431
                                 -----------            ------------            -------------            ----------
 Net increase (decrease)
  in net assets                     (156,636)                (62,290)              (2,226,184)              198,639
NET ASSETS:
 Beginning of year                   986,776               2,187,011                3,489,714               136,326
                                 -----------            ------------            -------------            ----------
 End of year                        $830,140              $2,124,721               $1,263,530              $334,965
                                 ===========            ============            =============            ==========

                                                          WELLS FARGO              WELLS FARGO
                                   VAN ECK               ADVANTAGE VT             ADVANTAGE VT
                                WORLDWIDE HARD         ASSET ALLOCATION           TOTAL RETURN
                                 ASSETS FUND                 FUND                   BOND FUND
                                 SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
--------------------------  ------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                              $(4,245)                 $28,435                 $279,542
 Net realized gain (loss)
  on security transactions             12,513                  206,679                  (58,127)
 Net realized gain on
  distributions                       137,491                   59,936                       --
 Net unrealized
  appreciation
  (depreciation) of
  investments during
  the year                            301,793                  (61,054)                 171,019
                                 ------------            -------------            -------------
 Net increase (decrease)
  in net assets resulting
  from operations                     447,552                  233,996                  392,434
                                 ------------            -------------            -------------
UNIT TRANSACTIONS:
 Purchases                              6,344                      249                    8,692
 Net transfers                        129,784                  (33,697)                 440,398
 Surrenders for benefit
  payments and fees                   (52,337)              (1,142,103)              (2,110,170)
 Net annuity transactions                  --                   (1,562)                    (979)
                                 ------------            -------------            -------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions               83,791               (1,177,113)              (1,662,059)
                                 ------------            -------------            -------------
 Net increase (decrease)
  in net assets                       531,343                 (943,117)              (1,269,625)
NET ASSETS:
 Beginning of year                  1,099,132                3,985,008                9,512,955
                                 ------------            -------------            -------------
 End of year                       $1,630,475               $3,041,891               $8,243,330
                                 ============            =============            =============

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                      WELLS FARGO             WELLS FARGO
                                     ADVANTAGE VT            ADVANTAGE VT
                                     EQUITY INCOME           C&B LARGE CAP
                                         FUND                 VALUE FUND
                                      SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $20,964                $(3,490)
 Net realized gain (loss) on
  security transactions                    839,633                 47,877
 Net realized gain on
  distributions                          1,745,548                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (2,172,830)               (61,843)
                                     -------------            -----------
 Net increase (decrease) in
  net assets resulting from
  operations                               433,315                (17,456)
                                     -------------            -----------
UNIT TRANSACTIONS:
 Purchases                                  38,069                  1,131
 Net transfers                            (775,285)               (45,762)
 Surrenders for benefit
  payments and fees                     (5,246,476)              (184,117)
 Net annuity transactions                  (15,945)                    --
                                     -------------            -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (5,999,637)              (228,748)
                                     -------------            -----------
 Net increase (decrease) in
  net assets                            (5,566,322)              (246,204)
NET ASSETS:
 Beginning of year                      28,825,735                966,581
                                     -------------            -----------
 End of year                           $23,259,413               $720,377
                                     =============            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   WELLS FARGO           WELLS FARGO             WELLS FARGO
                                   ADVANTAGE VT          ADVANTAGE VT           ADVANTAGE VT
                                  LARGE COMPANY         INTERNATIONAL           LARGE COMPANY
                                    CORE FUND             CORE FUND              GROWTH FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(2,902)              $(2,910)               $(130,275)
 Net realized gain (loss) on
  security transactions                 13,849                  (268)                 452,569
 Net realized gain on
  distributions                             --                15,322                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (8,760)                4,920                  261,772
                                    ----------            ----------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             2,187                17,064                  584,066
                                    ----------            ----------            -------------
UNIT TRANSACTIONS:
 Purchases                                  --                    50                   17,006
 Net transfers                         (51,218)              118,536                 (320,688)
 Surrenders for benefit
  payments and fees                    (23,578)              (65,204)              (2,264,567)
 Net annuity transactions                   --                    --                  (11,407)
                                    ----------            ----------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (74,796)               53,382               (2,579,656)
                                    ----------            ----------            -------------
 Net increase (decrease) in
  net assets                           (72,609)               70,446               (1,995,590)
NET ASSETS:
 Beginning of year                     209,056               133,226               10,216,652
                                    ----------            ----------            -------------
 End of year                          $136,447              $203,672               $8,221,062
                                    ==========            ==========            =============

                                     WELLS FARGO
                                    ADVANTAGE VT             WELLS FARGO
                                      SMALL CAP              ADVANTAGE VT
                                     GROWTH FUND            DISCOVERY FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  -----------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(52,015)                $(4,408)
 Net realized gain (loss) on
  security transactions                   222,222                   3,102
 Net realized gain on
  distributions                           573,403                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (288,395)                186,027
                                    -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                              455,215                 184,721
                                    -------------            ------------
UNIT TRANSACTIONS:
 Purchases                                  5,571                     125
 Net transfers                           (198,769)                222,872
 Surrenders for benefit
  payments and fees                      (945,717)                (54,097)
 Net annuity transactions                    (454)                     --
                                    -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (1,139,369)                168,900
                                    -------------            ------------
 Net increase (decrease) in
  net assets                             (684,154)                353,621
NET ASSETS:
 Beginning of year                      3,938,846                 723,771
                                    -------------            ------------
 End of year                           $3,254,692              $1,077,392
                                    =============            ============

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                          AMERICAN CENTURY
                                   AMERICAN CENTURY          VP CAPITAL              AIM V.I. CORE
                                   VP BALANCED FUND       APPRECIATION FUND           EQUITY FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT         SUB-ACCOUNT (A)(B)(C)
--------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $35,329                $(2,451)                  $25,113
 Net realized gain (loss) on
  security transactions                    36,893                 35,023                 1,063,258
 Net realized gain on
  distributions                           151,259                     --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             (46,677)                38,538                  (139,562)
                                     ------------            -----------             -------------
 Net increase (decrease) in
  net assets resulting from
  operations                              176,804                 71,110                   948,809
                                     ------------            -----------             -------------
UNIT TRANSACTIONS:
 Purchases                                 94,735                115,293                    35,268
 Net transfers                             33,734                 67,731                  (746,866)
 Surrenders for benefit
  payments and fees                      (763,737)              (347,354)               (2,604,060)
 Net Annuity Transactions                    (277)                    --                     6,902
                                     ------------            -----------             -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (635,545)              (164,330)               (3,308,756)
                                     ------------            -----------             -------------
 Net increase (decrease) in
  net assets                             (458,741)               (93,220)               (2,359,947)
NET ASSETS:
 Beginning of year                      2,408,927                551,143                 8,990,764
                                     ------------            -----------             -------------
 End of year                           $1,950,186               $457,923                $6,630,817
                                     ============            ===========             =============

(a) Effective April 28, 2006, AIM V.I. Premier Equity Fund merged with AIM V.I. Core Equity Fund.

(b) Effective April 28, 2006, AIM V.I. Core Stock Fund merged with AIM V.I. Core Equity Fund.

(c)  From inception, April 28, 2006 to December 31, 2006.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     AIM V.I.         ALLIANCEBERNSTEIN    ALLIANCEBERNSTEIN    ALLIANCEBERNSTEIN
                                  INTERNATIONAL       VPS INTERNATIONAL      MONEY MARKET       LARGE CAP GROWTH
                                   GROWTH FUND            PORTFOLIO            PORTFOLIO            PORTFOLIO
                                   SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(11,044)                $481             $248,356              $(9,520)
 Net realized gain (loss) on
  security transactions                  52,787              458,565                   --              125,015
 Net realized gain on
  distributions                              --                   --                   --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           655,295             (170,376)                  --             (191,916)
                                   ------------          -----------          -----------          -----------
 Net increase (decrease) in
  net assets resulting from
  operations                            697,038              288,670              248,356              (76,421)
                                   ------------          -----------          -----------          -----------
UNIT TRANSACTIONS:
 Purchases                               14,117                3,510              100,474                5,605
 Net transfers                          518,123               74,545              898,186             (108,329)
 Surrenders for benefit
  payments and fees                    (659,745)          (1,096,237)          (2,586,313)            (920,930)
 Net Annuity Transactions                  (439)                  --                   --                   --
                                   ------------          -----------          -----------          -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (127,944)          (1,018,182)          (1,587,653)          (1,023,654)
                                   ------------          -----------          -----------          -----------
 Net increase (decrease) in
  net assets                            569,094             (729,512)          (1,339,297)          (1,100,075)
NET ASSETS:
 Beginning of year                    2,789,668            1,814,235            7,399,073            2,811,231
                                   ------------          -----------          -----------          -----------
 End of year                         $3,358,762           $1,084,723           $6,059,776           $1,711,156
                                   ============          ===========          ===========          ===========

                                    FEDERATED         FEDERATED CAPITAL
                                 AMERICAN LEADERS       APPRECIATION        FEDERATED EQUITY
                                     FUND II               FUND II           INCOME FUND II
                                   SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $195,770             $(45,182)             $358,893
 Net realized gain (loss) on
  security transactions               1,142,537              583,978             2,203,051
 Net realized gain on
  distributions                       8,138,356                   --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year        (1,150,230)             757,865             4,555,878
                                   ------------          -----------          ------------
 Net increase (decrease) in
  net assets resulting from
  operations                          8,326,433            1,296,661             7,117,822
                                   ------------          -----------          ------------
UNIT TRANSACTIONS:
 Purchases                              110,796               21,341                65,199
 Net transfers                       (2,751,384)            (290,785)             (611,783)
 Surrenders for benefit
  payments and fees                 (18,541,702)          (2,345,579)          (10,246,375)
 Net Annuity Transactions                (1,414)                  --                (1,465)
                                   ------------          -----------          ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 (21,183,704)          (2,615,023)          (10,794,424)
                                   ------------          -----------          ------------
 Net increase (decrease) in
  net assets                        (12,857,271)          (1,318,362)           (3,676,602)
NET ASSETS:
 Beginning of year                   68,506,704           10,516,589            38,169,257
                                   ------------          -----------          ------------
 End of year                        $55,649,433           $9,198,227           $34,492,655
                                   ============          ===========          ============

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                  FEDERATED FUND FOR       FEDERATED MID CAP         FEDERATED HIGH
                                   U.S. GOVERNMENT         GROWTH STRATEGIES           INCOME BOND
                                  SECURITIES FUND II            FUND II                  FUND II
                                     SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $159,048                $(362,353)                $724,116
 Net realized gain (loss) on
  security transactions                   (19,039)               2,671,303                  101,435
 Net realized gain on
  distributions                                --                       --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             (18,372)                (550,849)                 (22,358)
                                     ------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                              121,637                1,758,101                  803,193
                                     ------------            -------------            -------------
UNIT TRANSACTIONS:
 Purchases                                  2,831                   44,024                   23,701
 Net transfers                             66,154                 (844,932)                (532,814)
 Surrenders for benefit
  payments and fees                    (1,827,985)              (7,090,130)              (2,705,550)
 Net Annuity Transactions                      --                     (795)                      --
                                     ------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (1,759,000)              (7,891,833)              (3,214,663)
                                     ------------            -------------            -------------
 Net increase (decrease) in
  net assets                           (1,637,363)              (6,133,732)              (2,411,470)
NET ASSETS:
 Beginning of year                      5,216,738               29,992,794               10,536,875
                                     ------------            -------------            -------------
 End of year                           $3,579,375              $23,859,062               $8,125,405
                                     ============            =============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 FEDERATED
                               INTERNATIONAL         FEDERATED PRIME      FEDERATED QUALITY    FEDERATED CAPITAL
                               EQUITY FUND II         MONEY FUND II         BOND FUND II         INCOME FUND II
                                SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $(122,705)              $105,287              $74,184              $238,569
 Net realized gain (loss) on
  security transactions              685,234                     --               (2,335)               22,644
 Net realized gain on
  distributions                           --                     --                   --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      1,202,467                     --                3,582               366,813
                                ------------           ------------          -----------          ------------
 Net increase (decrease) in
  net assets resulting from
  operations                       1,764,996                105,287               75,431               628,026
                                ------------           ------------          -----------          ------------
UNIT TRANSACTIONS:
 Purchases                            16,700                  2,430                7,904                 6,604
 Net transfers                       800,334              1,095,138              446,593                (9,017)
 Surrenders for benefit
  payments and fees               (3,068,936)            (1,736,867)            (722,496)           (1,329,906)
 Net Annuity Transactions                 --                     --                   --                    --
                                ------------           ------------          -----------          ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (2,251,902)              (639,299)            (267,999)           (1,332,319)
                                ------------           ------------          -----------          ------------
 Net increase (decrease) in
  net assets                        (486,906)              (534,012)            (192,568)             (704,293)
NET ASSETS:
 Beginning of year                10,921,682              3,667,206            2,768,808             5,109,255
                                ------------           ------------          -----------          ------------
 End of year                     $10,434,776             $3,133,194           $2,576,240            $4,404,962
                                ============           ============          ===========          ============

                                  GARTMORE GVIT                                    HARTFORD
                                    DEVELOPING         HARTFORD ADVISERS        BLUE CHIP STOCK
                                   MARKETS FUND             HLS FUND               HLS FUND
                                   SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $1,649              $1,657,797              $(917,275)
 Net realized gain (loss) on
  security transactions                  36,357               1,500,592              4,149,940
 Net realized gain on
  distributions                         107,888              14,113,695                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           205,481                 302,855              1,817,282
                                   ------------          --------------          -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            351,375              17,574,939              5,049,947
                                   ------------          --------------          -------------
UNIT TRANSACTIONS:
 Purchases                                5,969               2,002,278              1,455,242
 Net transfers                          295,776              (6,965,645)            (3,606,214)
 Surrenders for benefit
  payments and fees                    (284,887)            (42,365,623)           (18,614,535)
 Net Annuity Transactions                    --                  24,052                 (3,225)
                                   ------------          --------------          -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      16,858             (47,304,938)           (20,768,732)
                                   ------------          --------------          -------------
 Net increase (decrease) in
  net assets                            368,233             (29,729,999)           (15,718,785)
NET ASSETS:
 Beginning of year                    1,189,682             227,093,203             93,163,879
                                   ------------          --------------          -------------
 End of year                         $1,557,915            $197,363,204            $77,445,094
                                   ============          ==============          =============

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                HARTFORD TOTAL          HARTFORD CAPITAL         HARTFORD CAPITAL
                                 RETURN BOND              APPRECIATION             OPPORTUNITIES
                                   HLS FUND                 HLS FUND                 HLS FUND
                                 SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $2,068,380                 $(71,798)               $(125,328)
 Net realized gain (loss) on
  security transactions               (311,322)                 511,797                  272,574
 Net realized gain on
  distributions                          9,028                4,811,031                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          214,822                  265,095                  314,630
                                --------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                         1,980,908                5,516,125                  461,876
                                --------------            -------------            -------------
UNIT TRANSACTIONS:
 Purchases                             761,096                  108,985                  145,624
 Net transfers                       1,906,964               (1,395,425)              (1,088,065)
 Surrenders for benefit
  payments and fees                (14,125,203)              (8,209,038)              (1,671,402)
 Net Annuity Transactions               13,124                    1,025                       --
                                --------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (11,444,019)              (9,494,453)              (2,613,843)
                                --------------            -------------            -------------
 Net increase (decrease) in
  net assets                        (9,463,111)              (3,978,328)              (2,151,967)
NET ASSETS:
 Beginning of year                  70,724,975               42,239,891                9,209,365
                                --------------            -------------            -------------
 End of year                       $61,261,864              $38,261,563               $7,057,398
                                ==============            =============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  HARTFORD DIVIDEND                             HARTFORD GLOBAL         HARTFORD GLOBAL
                                     AND GROWTH            HARTFORD FOCUS           ADVISERS                LEADERS
                                      HLS FUND                HLS FUND              HLS FUND                HLS FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT             SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $85,336               $(1,181)               $3,261                 $(783,845)
 Net realized gain (loss) on
  security transactions                     2,046                (2,925)                   61                 7,225,388
 Net realized gain on
  distributions                           748,664                16,267                 6,196                 6,249,754
 Net unrealized appreciation
  (depreciation) of
  investments during the year             426,030                   145                (3,615)                1,634,147
                                    -------------            ----------            ----------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                            1,262,076                12,306                 5,903                14,325,444
                                    -------------            ----------            ----------            --------------
UNIT TRANSACTIONS:
 Purchases                                290,653                   677                 5,652                 1,510,350
 Net transfers                          8,132,357                18,012               182,204                (3,935,500)
 Surrenders for benefit
  payments and fees                      (999,595)              (52,272)               (2,037)              (23,042,199)
 Net Annuity Transactions                      --                    --                    --                   (19,994)
                                    -------------            ----------            ----------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     7,423,415               (33,583)              185,819               (25,487,343)
                                    -------------            ----------            ----------            --------------
 Net increase (decrease) in
  net assets                            8,685,491               (21,277)              191,722               (11,161,899)
NET ASSETS:
 Beginning of year                      2,757,814               149,730                 4,531               126,991,666
                                    -------------            ----------            ----------            --------------
 End of year                          $11,443,305              $128,453              $196,253              $115,829,767
                                    =============            ==========            ==========            ==============

                                       HARTFORD                                      HARTFORD GROWTH
                                  DISCIPLINED EQUITY        HARTFORD GROWTH           OPPORTUNITIES
                                       HLS FUND                 HLS FUND                 HLS FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(374,059)               $(16,356)              $(2,146,344)
 Net realized gain (loss) on
  security transactions                  4,648,482                   2,393                10,920,187
 Net realized gain on
  distributions                                 --                  74,931                32,010,863
 Net unrealized appreciation
  (depreciation) of
  investments during the year            5,440,216                 (38,878)               (8,386,288)
                                    --------------            ------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                             9,714,639                  22,090                32,398,418
                                    --------------            ------------            --------------
UNIT TRANSACTIONS:
 Purchases                               1,223,147                  19,770                 3,725,002
 Net transfers                          (4,085,850)                821,742                (6,769,798)
 Surrenders for benefit
  payments and fees                    (20,362,545)               (269,079)              (54,247,679)
 Net Annuity Transactions                  (26,057)                     --                  (100,134)
                                    --------------            ------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (23,251,305)                572,433               (57,392,609)
                                    --------------            ------------            --------------
 Net increase (decrease) in
  net assets                           (13,536,666)                594,523               (24,994,191)
NET ASSETS:
 Beginning of year                     104,600,230                 622,390               344,525,901
                                    --------------            ------------            --------------
 End of year                           $91,063,564              $1,216,913              $319,531,710
                                    ==============            ============            ==============

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                                                     HARTFORD
                                                                                  INTERNATIONAL
                                                                                     CAPITAL
                                     HARTFORD HIGH       HARTFORD INDEX            APPRECIATION
                                    YIELD HLS FUND          HLS FUND                 HLS FUND
                                      SUB-ACCOUNT         SUB-ACCOUNT              SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $3,171,740             $254,431                 $(5,322)
 Net realized gain (loss) on
  security transactions                    315,676            2,140,512                 (13,312)
 Net realized gain on
  distributions                                 --           12,186,954                 288,835
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (1,239,817)             135,042                 257,216
                                     -------------       --------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             2,247,599           14,716,939                 527,417
                                     -------------       --------------            ------------
UNIT TRANSACTIONS:
 Purchases                                 346,304            1,831,989                 187,036
 Net transfers                             160,628           (4,282,308)              2,780,571
 Surrenders for benefit
  payments and fees                     (5,920,994)         (25,956,282)               (272,725)
 Net Annuity Transactions                   48,774              (18,815)                     --
                                     -------------       --------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (5,365,288)         (28,425,416)              2,694,882
                                     -------------       --------------            ------------
 Net increase (decrease) in
  net assets                            (3,117,689)         (13,708,477)              3,222,299
NET ASSETS:
 Beginning of year                      27,114,404          124,501,371               1,031,363
                                     -------------       --------------            ------------
 End of year                           $23,996,715         $110,792,894              $4,253,662
                                     =============       ==============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      HARTFORD           HARTFORD
                                   INTERNATIONAL       INTERNATIONAL               HARTFORD              HARTFORD LARGE
                                   SMALL COMPANY       OPPORTUNITIES            INTERNATIONAL              CAP GROWTH
                                      HLS FUND           HLS FUND               STOCK HLS FUND              HLS FUND
                                    SUB-ACCOUNT         SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $57,539            $299,237                   $27,865                $(276,676)
 Net realized gain (loss) on
  security transactions                   (4,133)          1,194,226                 3,508,271                  700,354
 Net realized gain on
  distributions                          782,184           1,962,149                        --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            260,719           1,632,190                 6,618,912                  800,977
                                    ------------       -------------            --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                           1,096,309           5,087,802                10,155,048                1,224,655
                                    ------------       -------------            --------------            -------------
UNIT TRANSACTIONS:
 Purchases                               123,330             399,273                   893,884                  503,106
 Net transfers                         5,945,842           1,863,254                  (731,392)                (934,028)
 Surrenders for benefit
  payments and fees                     (707,604)         (4,548,574)              (10,668,028)              (6,127,634)
 Net Annuity Transactions                     --             (22,318)                    8,832                     (627)
                                    ------------       -------------            --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    5,361,568          (2,308,365)              (10,496,704)              (6,559,183)
                                    ------------       -------------            --------------            -------------
 Net increase (decrease) in
  net assets                           6,457,877           2,779,437                  (341,656)              (5,334,528)
NET ASSETS:
 Beginning of year                     1,210,766          23,507,316                54,050,194               30,693,773
                                    ------------       -------------            --------------            -------------
 End of year                          $7,668,643         $26,286,753               $53,708,538              $25,359,245
                                    ============       =============            ==============            =============


                                                                                    HARTFORD MORTGAGE
                                   HARTFORD MIDCAP           HARTFORD MONEY             SECURITIES
                                   GROWTH HLS FUND          MARKET HLS FUND              HLS FUND
                                   SUB-ACCOUNT (D)            SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(488,083)               $1,077,812                $22,061
 Net realized gain (loss) on
  security transactions                   606,781                        --                 (1,081)
 Net realized gain on
  distributions                         4,730,421                        --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (1,482,548)                       --                (13,934)
                                    -------------            --------------             ----------
 Net increase (decrease) in
  net assets resulting from
  operations                            3,366,571                 1,077,812                  7,046
                                    -------------            --------------             ----------
UNIT TRANSACTIONS:
 Purchases                                583,636                   575,264                  1,187
 Net transfers                            106,385                13,152,883                228,351
 Surrenders for benefit
  payments and fees                    (6,970,798)              (20,364,055)               (85,333)
 Net Annuity Transactions                     (31)                      811                     --
                                    -------------            --------------             ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (6,280,808)               (6,635,097)               144,205
                                    -------------            --------------             ----------
 Net increase (decrease) in
  net assets                           (2,914,237)               (5,557,285)               151,251
NET ASSETS:
 Beginning of year                     35,048,919                37,137,431                115,850
                                    -------------            --------------             ----------
 End of year                          $32,134,682               $31,580,146               $267,101
                                    =============            ==============             ==========

(d) Formerly Hartford MidCap Stock HLS Fund. Change effective December 11, 2006.

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------


                                   HARTFORD SMALLCAP         HARTFORD SMALLCAP          HARTFORD STOCK
                                     VALUE HLS FUND           GROWTH HLS FUND              HLS FUND
                                      SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(121,279)              $(1,169,485)                $(34,071)
 Net realized gain (loss) on
  security transactions                     587,421                 4,690,327                  597,426
 Net realized gain on
  distributions                          11,702,168                 6,660,124                  719,961
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (2,800,204)               (4,489,823)                 250,305
                                     --------------            --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                              9,368,106                 5,691,143                1,533,621
                                     --------------            --------------            -------------
UNIT TRANSACTIONS:
 Purchases                                  897,360                 1,667,416                  210,580
 Net transfers                           (2,481,350)               (4,032,125)                 505,543
 Surrenders for benefit
  payments and fees                     (12,643,386)              (20,288,451)              (3,005,515)
 Net Annuity Transactions                       (41)                   27,602                       --
                                     --------------            --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (14,227,417)              (22,625,558)              (2,289,392)
                                     --------------            --------------            -------------
 Net increase (decrease) in
  net assets                             (4,859,311)              (16,934,415)                (755,771)
NET ASSETS:
 Beginning of year                       64,389,617               118,422,782               13,637,129
                                     --------------            --------------            -------------
 End of year                            $59,530,306              $101,488,367              $12,881,358
                                     ==============            ==============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                       HARTFORD
                                   U.S. GOVERNMENT                                    HARTFORD VALUE
                                      SECURITIES             HARTFORD VALUE           OPPORTUNITIES           HARTFORD EQUITY
                                       HLS FUND                 HLS FUND                 HLS FUND             INCOME HLS FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $1,475,199                 $14,811                 $(136,381)                $36,198
 Net realized gain (loss) on
  security transactions                    739,749                   2,889                 3,997,124                   7,924
 Net realized gain on
  distributions                                 --                  19,114                 8,085,897                   2,474
 Net unrealized appreciation
  (depreciation) of
  investments during the year             (539,851)                187,868                  (520,929)                268,685
                                    --------------            ------------            --------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             1,675,097                 224,682                11,425,711                 315,281
                                    --------------            ------------            --------------            ------------
UNIT TRANSACTIONS:
 Purchases                               1,103,515                  47,943                   994,600                  31,489
 Net transfers                          (2,617,288)              2,480,942                  (952,693)              2,859,823
 Surrenders for benefit
  payments and fees                    (15,531,024)               (321,728)              (16,231,485)               (464,915)
 Net Annuity Transactions                   (3,542)                     --                     3,582                      --
                                    --------------            ------------            --------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (17,048,339)              2,207,157               (16,185,996)              2,426,397
                                    --------------            ------------            --------------            ------------
 Net increase (decrease) in
  net assets                           (15,373,242)              2,431,839                (4,760,285)              2,741,678
NET ASSETS:
 Beginning of year                      80,847,984                 399,791                75,371,013                 713,033
                                    --------------            ------------            --------------            ------------
 End of year                           $65,474,742              $2,831,630               $70,610,728              $3,454,711
                                    ==============            ============            ==============            ============


                                                            ING JPMORGAN              AIM V.I.
                                   ING VP NATURAL         EMERGING MARKETS         GLOBAL HEALTH
                                  RESOURCES TRUST         EQUITY PORTFOLIO           CARE FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(4,044)                  $283                  $(5,032)
 Net realized gain (loss) on
  security transactions                   81,337                 15,004                   46,283
 Net realized gain on
  distributions                           67,761                  2,737                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             52,592                 68,167                   14,750
                                    ------------             ----------             ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             197,646                 86,191                   56,001
                                    ------------             ----------             ------------
UNIT TRANSACTIONS:
 Purchases                                   426                  5,735                   15,446
 Net transfers                            60,904                178,318                  (46,342)
 Surrenders for benefit
  payments and fees                     (505,952)               (53,324)                (153,354)
 Net Annuity Transactions                     --                     --                       --
                                    ------------             ----------             ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (444,622)               130,729                 (184,250)
                                    ------------             ----------             ------------
 Net increase (decrease) in
  net assets                            (246,976)               216,920                 (128,249)
NET ASSETS:
 Beginning of year                     1,123,222                223,713                1,236,354
                                    ------------             ----------             ------------
 End of year                            $876,246               $440,633               $1,108,105
                                    ============             ==========             ============

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------


                                       AIM V.I.               MFS EMERGING               MFS HIGH
                                    TECHNOLOGY FUND           GROWTH SERIES            INCOME SERIES
                                      SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $(6,727)                $(51,660)                $216,887
 Net realized gain (loss) on
  security transactions                    108,453                  344,374                  103,317
 Net realized gain on
  distributions                                 --                       --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year               85,211                  (38,969)                 (76,684)
                                     -------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                               186,937                  253,745                  243,520
                                     -------------            -------------            -------------
UNIT TRANSACTIONS:
 Purchases                                   6,295                   17,898                   15,355
 Net transfers                            (748,388)                (318,828)                (400,469)
 Surrenders for benefit
  payments and fees                       (291,152)              (1,278,583)              (1,350,576)
 Net Annuity Transactions                       --                      634                    2,218
                                     -------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (1,033,245)              (1,578,879)              (1,733,472)
                                     -------------            -------------            -------------
 Net increase (decrease) in
  net assets                              (846,308)              (1,325,134)              (1,489,952)
NET ASSETS:
 Beginning of year                       2,129,056                5,055,120                3,886,156
                                     -------------            -------------            -------------
 End of year                            $1,282,748               $3,729,986               $2,396,204
                                     =============            =============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                     NEUBERGER BERMAN
                                                        AMT LIMITED           NEUBERGER BERMAN
                               MFS STRATEGIC           MATURITY BOND            AMT PARTNERS            PIONEER FUND
                               INCOME SERIES             PORTFOLIO               PORTFOLIO             VCT PORTFOLIO
                                SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                            $11,775                 $14,468                   $5,406                  $9,277
 Net realized gain (loss)
  on security transactions              491                  (1,492)                  22,989                  33,424
 Net realized gain on
  distributions                       1,743                      --                  248,501                      --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                                4,424                   9,383                  (33,191)                110,821
                                 ----------             -----------             ------------            ------------
 Net increase (decrease)
  in net assets resulting
  from operations                    18,433                  22,359                  243,705                 153,522
                                 ----------             -----------             ------------            ------------
UNIT TRANSACTIONS:
 Purchases                               --                   6,435                    2,900                   5,070
 Net transfers                       77,562                  11,528                  146,351                  36,740
 Surrenders for benefit
  payments and fees                  (7,767)               (348,661)                (402,264)               (349,035)
 Net Annuity Transactions                --                    (155)                      --                      --
                                 ----------             -----------             ------------            ------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions             69,795                (330,853)                (253,013)               (307,225)
                                 ----------             -----------             ------------            ------------
 Net increase (decrease)
  in net assets                      88,228                (308,494)                  (9,308)               (153,703)
NET ASSETS:
 Beginning of year                  274,682                 851,409                2,289,939               1,140,479
                                 ----------             -----------             ------------            ------------
 End of year                       $362,910                $542,915               $2,280,631                $986,776
                                 ==========             ===========             ============            ============


                                                        PIONEER GROWTH              VAN ECK
                              DWS INTERNATIONAL         OPPORTUNITIES              WORLDWIDE
                                   VIP FUND             VCT PORTFOLIO              BOND FUND
                               SUB-ACCOUNT (E)           SUB-ACCOUNT              SUB-ACCOUNT
--------------------------  -----------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                              $10,728                $(16,611)                $18,991
 Net realized gain (loss)
  on security transactions            168,875                 180,465                   9,761
 Net realized gain on
  distributions                            --                      --                      --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                                292,801                  19,377                 (17,676)
                                 ------------            ------------             -----------
 Net increase (decrease)
  in net assets resulting
  from operations                     472,404                 183,231                  11,076
                                 ------------            ------------             -----------
UNIT TRANSACTIONS:
 Purchases                              8,159                   2,755                     174
 Net transfers                         29,227                (137,688)                 16,890
 Surrenders for benefit
  payments and fees                  (561,145)               (542,664)               (140,049)
 Net Annuity Transactions                 381                      --                      --
                                 ------------            ------------             -----------
 Net increase (decrease)
  in net assets resulting
  from unit transactions             (523,378)               (677,597)               (122,985)
                                 ------------            ------------             -----------
 Net increase (decrease)
  in net assets                       (50,974)               (494,366)               (111,909)
NET ASSETS:
 Beginning of year                  2,237,985               3,984,080                 248,235
                                 ------------            ------------             -----------
 End of year                       $2,187,011              $3,489,714                $136,326
                                 ============            ============             ===========

(e)  Formerly Scudder International Portfolio. Change effective February 6,
     2006.

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                              WELLS FARGO              WELLS FARGO
                                       VAN ECK               ADVANTAGE VT             ADVANTAGE VT
                                    WORLDWIDE HARD         ASSET ALLOCATION           TOTAL RETURN
                                     ASSETS FUND                 FUND                   BOND FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT (F)          SUB-ACCOUNT (G)
--------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(4,806)                 $35,930                 $328,810
 Net realized gain (loss) on
  security transactions                    64,256                  108,976                 (160,634)
 Net realized gain on
  distributions                            67,045                   48,034                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             143,155                  214,468                   60,252
                                     ------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                              269,650                  407,408                  228,428
                                     ------------            -------------            -------------
UNIT TRANSACTIONS:
 Purchases                                  2,314                   15,283                   19,540
 Net transfers                            190,493                   86,875                    6,000
 Surrenders for benefit
  payments and fees                      (590,272)              (1,226,060)              (3,857,086)
 Net Annuity Transactions                      --                   16,074                   (1,030)
                                     ------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (397,465)              (1,107,828)              (3,832,576)
                                     ------------            -------------            -------------
 Net increase (decrease) in
  net assets                             (127,815)                (700,420)              (3,604,148)
NET ASSETS:
 Beginning of year                      1,226,947                4,685,428               13,117,103
                                     ------------            -------------            -------------
 End of year                           $1,099,132               $3,985,008               $9,512,955
                                     ============            =============            =============

(f) Formerly Wells Fargo Advantage Asset Allocation Fund. Change effective May 1, 2006.

(g) Formerly Wells Fargo Advantage Total Return Bond Fund. Change effective May 1, 2006.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  WELLS FARGO             WELLS FARGO            WELLS FARGO           WELLS FARGO
                                 ADVANTAGE VT            ADVANTAGE VT           ADVANTAGE VT           ADVANTAGE VT
                                 EQUITY INCOME           C&B LARGE CAP          LARGE COMPANY         INTERNATIONAL
                                     FUND                 VALUE FUND              CORE FUND             CORE FUND
                                SUB-ACCOUNT (H)         SUB-ACCOUNT (I)        SUB-ACCOUNT (J)       SUB-ACCOUNT (K)
-----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                               $32,507                   $ --                $(2,231)                 $221
 Net realized gain (loss)
  on security transactions           1,123,643                 35,334                 11,232                 3,757
 Net realized gain on
  distributions                         67,122                     --                     --                 5,371
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                               3,356,044                131,291                 22,745                14,152
                                 -------------            -----------            -----------            ----------
 Net increase (decrease)
  in net assets resulting
  from operations                    4,579,316                166,625                 31,746                23,501
                                 -------------            -----------            -----------            ----------
UNIT TRANSACTIONS:
 Purchases                              64,554                  4,052                     --                    60
 Net transfers                      (1,076,984)               (72,222)                18,138                21,923
 Surrenders for benefit
  payments and fees                 (8,072,839)              (121,006)              (164,673)              (45,113)
 Net Annuity Transactions               26,386                     --                     --                    --
                                 -------------            -----------            -----------            ----------
 Net increase (decrease)
  in net assets resulting
  from unit transactions            (9,058,883)              (189,176)              (146,535)              (23,130)
                                 -------------            -----------            -----------            ----------
 Net increase (decrease)
  in net assets                     (4,479,567)               (22,551)              (114,789)                  371
NET ASSETS:
 Beginning of year                  33,305,302                989,132                323,845               132,855
                                 -------------            -----------            -----------            ----------
 End of year                       $28,825,735               $966,581               $209,056              $133,226
                                 =============            ===========            ===========            ==========

                                  WELLS FARGO             WELLS FARGO
                                 ADVANTAGE VT             ADVANTAGE VT            WELLS FARGO
                                 LARGE COMPANY             SMALL CAP             ADVANTAGE VT
                                  GROWTH FUND             GROWTH FUND           DISCOVERY FUND
                                SUB-ACCOUNT (L)         SUB-ACCOUNT (M)         SUB-ACCOUNT (N)
--------------------------  ----------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                             $(169,291)               $(56,925)               $(3,390)
 Net realized gain (loss)
  on security transactions             426,002                 253,830                  6,612
 Net realized gain on
  distributions                             --                  98,959                     --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                                (321,220)                486,534                 84,075
                                 -------------            ------------            -----------
 Net increase (decrease)
  in net assets resulting
  from operations                      (64,509)                782,398                 87,297
                                 -------------            ------------            -----------
UNIT TRANSACTIONS:
 Purchases                              78,231                  23,617                    900
 Net transfers                      (1,371,578)                 28,429                115,522
 Surrenders for benefit
  payments and fees                 (3,794,208)               (994,505)              (165,342)
 Net Annuity Transactions               19,557                   2,479                     --
                                 -------------            ------------            -----------
 Net increase (decrease)
  in net assets resulting
  from unit transactions            (5,067,998)               (939,980)               (48,920)
                                 -------------            ------------            -----------
 Net increase (decrease)
  in net assets                     (5,132,507)               (157,582)                38,377
NET ASSETS:
 Beginning of year                  15,349,159               4,096,428                685,394
                                 -------------            ------------            -----------
 End of year                       $10,216,652              $3,938,846               $723,771
                                 =============            ============            ===========

(h) Formerly Wells Fargo Advantage Equity Income Fund. Change effective May 1, 2006.

(i) Formerly Wells Fargo Advantage C&B Large Cap Value Fund. Change effective May 1, 2006.

(j) Formerly Wells Fargo Advantage Large Company Core Fund. Change effective May 1, 2006.

(k) Formerly Wells Fargo Advantage International Core Fund. Change effective May 1, 2006.

(l) Formerly Wells Fargo Advantage Large Company Growth Fund. Change effective May 1, 2006.

(m) Formerly Wells Fargo Advantage Small Cap Growth Fund. Change effective May 1, 2006.

(n) Formerly Wells Fargo Advantage Discovery Fund. Change effective May 1, 2006.

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2007

-------------------------------------------------------------------------------

1.     ORGANIZATION:

    Variable Account D (the "Account") is a separate investment account within Union Security Insurance Company (the "Company") and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. On April 1, 2001, Union Security Insurance Company entered into an agreement with Hartford Life and Annuity Insurance Company to co-insure the obligations of Union Security Insurance Company under the variable annuity contracts and to provide administration for the Contracts. Effective, September 6, 2005 Fortis Benefits Insurance Company merged with Union Security Insurance Company. The Account invests deposits by variable annuity contract owners of the Company in various mutual funds (the "Funds") as directed by the contract owners.

    The Account invests in the following sub-accounts (collectively, the "Sub-Accounts"): the American Century VP Balanced Fund, American Century VP Capital Appreciation Fund, AllianceBernstein VPS International Growth Portfolio, AIM V.I. Core Equity Fund, AIM V.I. International Growth Fund, AllianceBernstein Money Market Portfolio, AllianceBernstein Large Cap Growth Portfolio, Federated American Leaders Fund II, Federated Capital Appreciation Fund II, Federated Equity Income Fund II, Federated Fund for U.S. Government Securities Fund II, Federated Mid Cap Growth Strategies Fund II, Federated High Income Bond Fund II, Federated International Equity Fund II, Federated Prime Money Fund II, Federated Quality Bond Fund II, Federated Capital Income Fund II, Gartmore NVIT Developing Markets Fund, Hartford Advisers HLS Fund, Hartford LargeCap Growth HLS Fund, Hartford Total Return Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Fundamental Growth HLS Fund, Hartford Global Advisers HLS Fund, Hartford Global Growth HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford Growth HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford High Yield HLS Fund, Hartford Index HLS Fund, Hartford International Growth HLS Fund, Hartford International Small Company HLS Fund, Hartford International Opportunities HLS Fund, Hartford MidCap Growth HLS Fund, Hartford Money Market HLS Fund, Hartford Mortgage Securities HLS Fund, Hartford SmallCap Value HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford Stock HLS Fund, Hartford U.S. Government Securities HLS Fund, Hartford Value HLS Fund, Hartford Value Opportunities HLS Fund, Hartford Equity Income HLS Fund, ING JPMorgan Emerging Markets Equity Portfolio, ING Global Resources Portfolio, AIM V.I. Global Health Care Fund, AIM V.I. Technology Fund, MFS Emerging Growth Series, MFS High Income Series, MFS Strategic Income Series, Lehman Brothers Short Duration Bond Portfolio, Neuberger Berman AMT Partners Portfolio, Pioneer Fund VCT Portfolio, DWS International VIP Fund, Pioneer Growth Opportunities VCT Portfolio, Van Eck Worldwide Bond Fund, Van Eck Worldwide Hard Assets Fund, Wells Fargo Advantage VT Asset Allocation Fund, Wells Fargo Advantage VT Total Return Bond Fund, Wells Fargo Advantage VT Equity Income Fund, Wells Fargo Advantage VT C&B Large Cap Value Fund, Wells Fargo Advantage VT Large Company Core Fund, Wells Fargo Advantage VT International Core Fund, Wells Fargo Advantage VT Large Company Growth Fund, Wells Fargo Advantage VT Small Cap Growth Fund, and Wells Fargo Advantage VT Discovery Fund.

2.     SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America:

       a) SECURITY TRANSACTIONS -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed using the last in first out method. Dividend and net realized gain on distributions income is accrued as of the ex-dividend date. Net realized gain on distributions income represents dividends from the Funds which are characterized as capital gains under tax regulations.

       b) SECURITY VALUATION -- The investment in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 2007.

       c) UNIT TRANSACTIONS -- Unit transactions are executed based on the unit values calculated at the close of the business day.

       d) FEDERAL INCOME TAXES -- The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

-------------------------------------------------------------------------------

       e) USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

       f) MORTALITY RISK -- Net assets allocated to contracts in the annuity period are computed according to the 1983a Individual Annuitant Mortality Table and the Annuity 2000 Table. The Mortality Risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

       g) RECLASSIFICATIONS -- Certain reclassifications have been made to the December 31, 2006 Statements of Changes in Net Assets to conform to the current-year presentation.

       h) FAIR VALUE MEASUREMENTS -- In September 2006, the FASB issued SFAS No. 157, "Fair Value Measurements" ("SFAS 157"). This statement defines fair value, establishes a framework for measuring fair value under accounting principles generally accepted in the United States, and enhances disclosures about fair value measurements. The definition focuses on the price that would be received to sell the asset or paid to transfer the liability (an exit price), not the price that would be paid to acquire the asset or received to assume the liability (an entry price). SFAS 157 provides guidance on how to measure fair value when required under existing accounting standards. SFAS 157 is effective for fiscal years beginning after November 15, 2007, with earlier application encouraged only in the initial quarter of an entity's fiscal year. The Account will adopt SFAS 157 on January 1, 2008. Adoption of this statement is not expected to have a material impact on the Account's financial statements.

       i) ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES, AN INTERPRETATION OF FASB STATEMENT NO. 109 -- In July 2006, the FASB released "Accounting for Uncertainty in Income Taxes" ("FIN 48") to clarify accounting for income taxes recognized in the financial statements in accordance with FASB 109, "Accounting for Income Taxes." FIN 48 is effective for fiscal years beginning after December 15, 2006 and prescribes a comprehensive model for how an entity should recognize, measure, present and disclose in its financial statements uncertain tax positions that the entity has taken or expect to take on a tax return. Upon adoption, as of the first quarter of 2007, FIN 48 did not have an effect on the Account's financial condition.

3.     ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

    Certain amounts are deducted from the contracts, as described below:

       a) MORTALITY AND EXPENSE RISK CHARGES -- The Company, as issuer of variable annuity contracts provides the mortality and expense undertakings and, with respect to the Account, receives a maximum annual fee of 1.40% of the Account's average daily net assets.

       b) TAX EXPENSE CHARGE -- If applicable, the Company will make deductions at a maximum rate of 5.0% of the contract's value to meet premium tax requirements. An additional tax charge based on a percentage of the contract's value may be assessed to partial withdrawals or surrenders. These expenses are included in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

       c) ANNUAL MAINTENANCE FEE -- An annual maintenance fee in the amount of $30 to $35 may be deducted from the contract's value each contract year. However, this fee is not applicable to contracts with values of $25,000 or more, as determined on the most recent contract anniversary. These expenses are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

       d) ADMINISTRATIVE CHARGE -- The Company will make deductions to cover administrative expenses at a maximum annual rate of 0.15% of the contract's value.

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

4.     PURCHASES AND SALES OF INVESTMENTS

    The cost of purchases and proceeds from sales of investments for the year ended December 31, 2007 were as follows:

                                            PURCHASES        PROCEEDS
SUB-ACCOUNT                                  AT COST        FROM SALES
------------------------------------------------------------------------
American Century VP Balanced Fund               $157,107        $257,204
American Century VP Capital Appreciation
 Fund                                            860,364         466,327
AllianceBernstein VPS International
 Growth Portfolio                              1,935,148       1,602,680
AIM V.I. Core Equity Fund                        164,000       1,851,534
AIM V.I. International Growth Fund               221,232         951,962
AllianceBernstein Money Market Portfolio       2,910,373       3,967,872
AllianceBernstein Large Cap Growth
 Portfolio                                        79,729         728,353
Federated American Leaders Fund II             6,058,749      21,073,394
Federated Capital Appreciation Fund II           339,008       3,484,904
Federated Equity Income Fund II                1,071,261      11,783,159
Federated Fund for U.S. Government
 Securities Fund II                              903,068       1,125,535
Federated Mid Cap Growth Strategies Fund
 II                                               65,959       9,010,899
Federated High Income Bond Fund II             1,312,833       2,843,895
Federated International Equity Fund II           458,536       4,057,017
Federated Prime Money Fund II                  2,434,762       3,200,531
Federated Quality Bond Fund II                 1,011,073       1,167,418
Federated Capital Income Fund II                 486,508       1,644,212
Gartmore NVIT Developing Markets Fund          1,051,646       1,111,073
Hartford Advisers HLS Fund                    22,865,110      42,665,311
Hartford LargeCap Growth HLS Fund             39,596,987      58,989,756
Hartford Total Return Bond HLS Fund            5,847,515      12,010,990
Hartford Capital Appreciation HLS Fund         7,146,166      10,838,189
Hartford Dividend and Growth HLS Fund          6,856,718       2,192,732
Hartford Fundamental Growth HLS Fund             309,798          73,289
Hartford Global Advisers HLS Fund                249,671          71,079
Hartford Global Growth HLS Fund               13,313,221      27,463,178
Hartford Disciplined Equity HLS Fund           1,354,943      20,674,799
Hartford Growth HLS Fund                         820,278         582,741
Hartford Growth Opportunities HLS Fund        54,439,566      73,535,624
Hartford High Yield HLS Fund                   4,371,548       7,865,032
Hartford Index HLS Fund                       11,603,579      31,311,888
Hartford International Growth HLS Fund         4,212,488         969,096
Hartford International Small Company HLS
 Fund                                          5,158,987       2,785,216
Hartford International Opportunities HLS
 Fund                                         73,328,477      67,708,103
Hartford MidCap Growth HLS Fund                6,196,811       8,266,416
Hartford Money Market HLS Fund                33,252,978      29,278,619
Hartford Mortgage Securities HLS Fund            402,663         273,960
Hartford SmallCap Value HLS Fund               7,491,412      14,457,489
Hartford SmallCap Growth HLS Fund              7,599,736      24,803,536
Hartford Stock HLS Fund                        2,568,442       4,090,878
Hartford U.S. Government Securities HLS
 Fund                                          7,712,387      18,253,321
Hartford Value HLS Fund                        1,640,167       1,209,444
Hartford Value Opportunities HLS Fund         11,286,386      16,131,901
Hartford Equity Income HLS Fund                2,593,869       1,366,776
ING JPMorgan Emerging Markets Equity
 Portfolio                                       230,419         306,122
ING Global Resources Portfolio                   997,015       1,053,751

-------------------------------------------------------------------------------

                                            PURCHASES        PROCEEDS
SUB-ACCOUNT                                  AT COST        FROM SALES
------------------------------------------------------------------------
AIM V.I. Global Health Care Fund                 $39,050        $289,366
AIM V.I. Technology Fund                         503,437         331,155
MFS Emerging Growth Series                       131,854       1,150,621
MFS High Income Series                           282,676         557,750
MFS Strategic Income Series                       25,624         135,379
Lehman Brothers Short Duration Bond
 Portfolio                                       120,625         301,338
Neuberger Berman AMT Partners Portfolio          292,799         960,245
Pioneer Fund VCT Portfolio                        26,854         221,012
DWS International VIP Fund                        74,595         380,212
Pioneer Growth Opportunities VCT
 Portfolio                                       433,948       2,195,553
Van Eck Worldwide Bond Fund                      222,970          31,513
Van Eck Worldwide Hard Assets Fund               658,297         441,400
Wells Fargo Advantage VT Asset
 Allocation Fund                                 276,792       1,365,346
Wells Fargo Advantage VT Total Return
 Bond Fund                                       822,202       2,206,521
Wells Fargo Advantage VT Equity Income
 Fund                                          2,178,649       6,411,445
Wells Fargo Advantage VT C&B Large Cap
 Value Fund                                      166,182         398,565
Wells Fargo Advantage VT Large Company
 Core Fund                                       102,662         180,355
Wells Fargo Advantage VT International
 Core Fund                                       211,665         145,902
Wells Fargo Advantage VT Large Company
 Growth Fund                                      26,121       2,735,794
Wells Fargo Advantage VT Small Cap
 Growth Fund                                     675,412       1,293,253
Wells Fargo Advantage VT Discovery Fund          275,970         111,496
                                          --------------  --------------
                                            $362,517,077    $571,401,426
                                          ==============  ==============

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

5.     CHANGES IN UNITS OUTSTANDING

    The changes in units outstanding for the year ended December 31, 2007 were as follows:

                                     UNITS         UNITS      NET INCREASE
SUB-ACCOUNT                          ISSUED       REDEEMED     (DECREASE)
--------------------------------------------------------------------------------
American Century VP Balanced
 Fund                                    1,175        12,350        (11,175)
American Century VP Capital
 Appreciation Fund                      45,790        22,931         22,859
AllianceBernstein VPS
 International Growth Portfolio        133,415        65,396         68,019
AIM V.I. Core Equity Fund                8,408       139,302       (130,894)
AIM V.I. International Growth
 Fund                                   12,656        54,529        (41,873)
AllianceBernstein Money Market
 Portfolio                             190,910       281,957        (91,047)
AllianceBernstein Large Cap
 Growth Portfolio                        3,485        31,820        (28,335)
Federated American Leaders Fund
 II                                      5,321     1,548,016     (1,542,695)
Federated Capital Appreciation
 Fund II                                37,871       490,816       (452,945)
Federated Equity Income Fund II         14,111       912,000       (897,889)
Federated Fund for U.S.
 Government Securities Fund II          52,553        79,474        (26,921)
Federated Mid Cap Growth
 Strategies Fund II                      4,620       555,754       (551,134)
Federated High Income Bond Fund
 II                                     41,274       196,596       (155,322)
Federated International Equity
 Fund II                                32,706       283,457       (250,751)
Federated Prime Money Fund II          197,840       271,803        (73,963)
Federated Quality Bond Fund II          65,958        83,969        (18,011)
Federated Capital Income Fund II        31,922       175,631       (143,709)
Gartmore NVIT Developing Markets
 Fund                                   31,179        46,355        (15,176)
Hartford Advisers HLS Fund             140,285     8,627,982     (8,487,697)
Hartford LargeCap Growth HLS
 Fund                                1,990,345     5,322,882     (3,332,537)
Hartford Total Return Bond HLS
 Fund                                  776,910     3,242,428     (2,465,518)
Hartford Capital Appreciation
 HLS Fund                              626,832     4,424,974     (3,798,142)
Hartford Dividend and Growth HLS
 Fund                                3,244,033     1,179,934      2,064,099
Hartford Fundamental Growth HLS
 Fund                                  228,092        56,378        171,714
Hartford Global Advisers HLS
 Fund                                  160,862        50,506        110,356
Hartford Global Growth HLS Fund         43,213       972,287       (929,074)
Hartford Disciplined Equity HLS
 Fund                                   18,751       842,902       (824,151)
Hartford Growth HLS Fund               521,142       408,057        113,085
Hartford Growth Opportunities
 HLS Fund                              162,399     8,280,794     (8,118,395)
Hartford High Yield HLS Fund           199,122       516,192       (317,070)
Hartford Index HLS Fund                234,318     1,484,629     (1,250,311)
Hartford International Growth
 HLS Fund                            1,677,248       525,298      1,151,950
Hartford International Small
 Company HLS Fund                    1,483,907     1,113,207        370,700
Hartford International
 Opportunities HLS Fund             19,668,927     5,802,791     13,866,136
Hartford MidCap Growth HLS Fund         68,746       472,651       (403,905)
Hartford Money Market HLS Fund      14,254,441    12,459,800      1,794,641
Hartford Mortgage Securities HLS
 Fund                                  280,787       196,413         84,374
Hartford SmallCap Value HLS Fund        45,314       532,259       (486,945)
Hartford SmallCap Growth HLS
 Fund                                   56,663       891,105       (834,442)
Hartford Stock HLS Fund                542,814     2,334,283     (1,791,469)
Hartford U.S. Government
 Securities HLS Fund                   234,806       849,239       (614,433)
Hartford Value HLS Fund                933,168       836,699         96,469
Hartford Value Opportunities HLS
 Fund                                   89,438       592,351       (502,913)
Hartford Equity Income HLS Fund      1,570,046       877,603        692,443
ING JPMorgan Emerging Markets
 Equity Portfolio                       14,391        19,519         (5,128)

-------------------------------------------------------------------------------

                                     UNITS         UNITS      NET INCREASE
SUB-ACCOUNT                          ISSUED       REDEEMED     (DECREASE)
--------------------------------------------------------------------------------
ING Global Resources Portfolio          79,217        51,857         27,360
AIM V.I. Global Health Care Fund         1,709        12,231        (10,522)
AIM V.I. Technology Fund                33,443        22,311         11,132
MFS Emerging Growth Series               9,166        84,358        (75,192)
MFS High Income Series                   7,269        37,126        (29,857)
MFS Strategic Income Series                749         8,297         (7,548)
Lehman Brothers Short Duration
 Bond Portfolio                          7,451        20,516        (13,065)
Neuberger Berman AMT Partners
 Portfolio                               3,053        41,823        (38,770)
Pioneer Fund VCT Portfolio               1,283        16,535        (15,252)
DWS International VIP Fund               1,010        14,934        (13,924)
Pioneer Growth Opportunities VCT
 Portfolio                                 216       101,986       (101,770)
Van Eck Worldwide Bond Fund             12,224         1,837         10,387
Van Eck Worldwide Hard Assets
 Fund                                   16,148        15,081          1,067
Wells Fargo Advantage VT Asset
 Allocation Fund                        11,105       102,569        (91,464)
Wells Fargo Advantage VT Total
 Return Bond Fund                       23,886       117,333        (93,447)
Wells Fargo Advantage VT Equity
 Income Fund                             2,385       282,142       (279,757)
Wells Fargo Advantage VT C&B
 Large Cap Value Fund                   13,265        32,414        (19,149)
Wells Fargo Advantage VT Large
 Company Core Fund                      12,517        21,982         (9,465)
Wells Fargo Advantage VT
 International Core Fund                18,011        13,057          4,954
Wells Fargo Advantage VT Large
 Company Growth Fund                     1,860       138,613       (136,753)
Wells Fargo Advantage VT Small
 Cap Growth Fund                         6,265        72,602        (66,337)
Wells Fargo Advantage VT
 Discovery Fund                         11,027         4,085          6,942

    The changes in units outstanding for the year ended December 31, 2006 were as follows:

                                      UNITS        UNITS      NET INCREASE
SUB-ACCOUNT                           ISSUED      REDEEMED     (DECREASE)
--------------------------------------------------------------------------------
American Century VP Balanced Fund       12,979        47,305        (34,326)
American Century VP Capital             22,169        33,773        (11,604)
 Appreciation Fund
AIM V.I. Core Equity Fund              733,653     1,032,809       (299,156)
AIM V.I. International Growth Fund      58,864        69,726        (10,862)
AllianceBernstein VPS                   26,152        85,511        (59,359)
 International Portfolio
AllianceBernstein Money Market         214,852       332,502       (117,650)
 Portfolio
AllianceBernstein Large Cap Growth      28,759        78,048        (49,289)
 Portfolio
Federated American Leaders Fund II      46,330     1,824,814     (1,778,484)
Federated Capital Appreciation          39,590       486,398       (446,808)
 Fund II
Federated Equity Income Fund II         66,199     1,039,542       (973,343)
Federated Fund for U.S. Government      26,685       152,863       (126,178)
 Securities Fund II
Federated Mid Cap Growth                50,660       629,602       (578,942)
 Strategies Fund II
Federated High Income Bond Fund II      35,644       282,057       (246,413)
Federated International Equity          84,202       265,500       (181,298)
 Fund II
Federated Prime Money Fund II          192,962       250,245        (57,283)
Federated Quality Bond Fund II          43,433        63,703        (20,270)
Federated Capital Income Fund II        42,102       201,517       (159,415)
Gartmore GVIT Developing Markets        44,248        45,945         (1,697)
 Fund
Hartford Advisers HLS Fund             163,265    11,500,191    (11,336,926)
Hartford Blue Chip Stock HLS Fund       49,251     1,257,518     (1,208,267)
Hartford Total Return Bond HLS         480,044     4,438,698     (3,958,654)
 Fund
Hartford Capital Appreciation HLS       31,614     4,784,402     (4,752,788)
 Fund

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                      UNITS        UNITS      NET INCREASE
SUB-ACCOUNT                           ISSUED      REDEEMED     (DECREASE)
--------------------------------------------------------------------------------
Hartford Capital Opportunities HLS      34,868       453,085       (418,217)
 Fund
Hartford Dividend and Growth HLS     5,001,473       376,745      4,624,728
 Fund
Hartford Focus HLS Fund                132,221       161,649        (29,428)
Hartford Global Advisers HLS Fund      163,702        13,722        149,980
Hartford Global Leaders HLS Fund        27,470     1,085,052     (1,057,582)
Hartford Disciplined Equity HLS         28,382     1,122,114     (1,093,732)
 Fund
Hartford Growth HLS Fund               849,753       412,780        436,973
Hartford Growth Opportunities HLS      259,405     8,566,279     (8,306,874)
 Fund
Hartford High Yield HLS Fund           115,343       496,839       (381,496)
Hartford Index HLS Fund                150,884     1,700,736     (1,549,852)
Hartford International Capital       2,318,145       486,592      1,831,553
 Appreciation HLS Fund
Hartford International Small         3,130,012       441,019      2,688,993
 Company HLS Fund
Hartford International               1,167,841     2,344,172     (1,176,331)
 Opportunities HLS Fund
Hartford International Stock HLS        51,584       605,708       (554,124)
 Fund
Hartford LargeCap Growth HLS Fund      109,785       859,014       (749,229)
Hartford MidCap Growth HLS Fund         67,543       504,525       (436,982)
Hartford Money Market HLS Fund       7,911,289    12,164,054     (4,252,765)
Hartford Mortgage Securities HLS       205,074        96,150        108,924
 Fund
Hartford SmallCap Value HLS Fund        41,634       654,407       (612,773)
Hartford SmallCap Growth HLS Fund       93,153       978,303       (885,150)
Hartford Stock HLS Fund                655,501     2,240,169     (1,584,668)
Hartford U.S. Government                78,682       904,520       (825,838)
 Securities HLS Fund
Hartford Value HLS Fund              2,003,425       265,446      1,737,979
Hartford Value Opportunities HLS        37,446       745,940       (708,494)
 Fund
Hartford Equity Income HLS Fund      2,159,347       332,441      1,826,906
ING VP Natural Resources Trust          19,980        37,173        (17,193)
ING JPMorgan Emerging Markets           37,599        27,734          9,865
 Equity Portfolio
AIM V.I. Global Health Care Fund         5,351        14,114         (8,763)
AIM V.I. Technology Fund                28,298       106,519        (78,221)
MFS Emerging Growth Series               9,190       151,037       (141,847)
MFS High Income Series                  17,773       142,737       (124,964)
MFS Strategic Income Series              8,103         3,633          4,470
Neuberger Berman AMT Limited             2,063        25,922        (23,859)
 Maturity Bond Portfolio
Neuberger Berman AMT Partners           23,219        36,337        (13,118)
 Portfolio
Pioneer Fund VCT Portfolio               8,246        34,977        (26,731)
DWS International VIP Fund               3,122        29,991        (26,869)
Pioneer Growth Opportunities VCT         2,050        34,815        (32,765)
 Portfolio
Van Eck Worldwide Bond Fund              4,074        11,805         (7,731)
Van Eck Worldwide Hard Assets Fund      43,784        60,078        (16,294)
Wells Fargo Advantage VT Asset          30,444       128,302        (97,858)
 Allocation Fund
Wells Fargo Advantage VT Total          18,213       241,450       (223,237)
 Return Bond Fund
Wells Fargo Advantage VT Equity         12,716       493,633       (480,917)
 Income Fund
Wells Fargo Advantage VT C&B Large      23,032        41,942        (18,910)
 Cap Value Fund
Wells Fargo Advantage VT Large           4,879        25,427        (20,548)
 Company Core Fund
Wells Fargo Advantage VT                 2,815         5,292         (2,477)
 International Core Fund
Wells Fargo Advantage VT Large          12,351       304,438       (292,087)
 Company Growth Fund
Wells Fargo Advantage VT Small Cap      12,949        78,069        (65,120)
 Growth Fund
Wells Fargo Advantage VT Discovery       7,077         9,599         (2,522)
 Fund

-------------------------------------------------------------------------------

6.     FINANCIAL HIGHLIGHTS

    The following is a summary of units, unit fair value, contract owners' equity, expense ratios, investment income ratios, and total return showing the minimum and maximum contract charges for which a series of each Sub-Account has outstanding units.

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
AMERICAN CENTURY VP BALANCED FUND
 2007  Lowest contract charges                   87,475      $20.651353        $1,806,459
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                   98,650       19.768804         1,950,186
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                  132,976       18.115408         2,408,927
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2004  Lowest contract charges                  136,309       17.341349         2,363,781
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2003  Lowest contract charges                  145,037       15.867981         2,301,440
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
AMERICAN CENTURY VP CAPITAL
 APPRECIATION FUND
 2007  Lowest contract charges                   51,545       23.170263         1,194,305
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                   28,686       15.963060           457,923
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                   40,290       13.679562           551,143
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2004  Lowest contract charges                   47,321       11.257483           532,711
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2003  Lowest contract charges                   58,056       10.511068           610,227
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
ALLIANCEBERNSTEIN VPS INTERNATIONAL
 GROWTH PORTFOLIO
 2007  Lowest contract charges                  121,713       10.560071         1,285,297
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --

                                                                INVESTMENT
                                              EXPENSE             INCOME              TOTAL
SUB-ACCOUNT                                   RATIO*              RATIO**           RETURN***
--------------------------------------  ----------------------------------------------------------
AMERICAN CENTURY VP BALANCED FUND
 2007  Lowest contract charges                    0.45%              2.02%               4.46%
    Highest contract charges                        --                 --                  --
    Remaining contract charges                      --                 --                  --
 2006  Lowest contract charges                    0.45%              2.08%               9.13%
    Highest contract charges                        --                 --                  --
    Remaining contract charges                      --                 --                  --
 2005  Lowest contract charges                    0.45%              1.81%               4.46%
    Highest contract charges                        --                 --                  --
    Remaining contract charges                      --                 --                  --
 2004  Lowest contract charges                    0.45%              1.62%               9.29%
    Highest contract charges                        --                 --                  --
    Remaining contract charges                      --                 --                  --
 2003  Lowest contract charges                    0.45%              2.49%              18.92%
    Highest contract charges                        --                 --                  --
    Remaining contract charges                      --                 --                  --
AMERICAN CENTURY VP CAPITAL
 APPRECIATION FUND
 2007  Lowest contract charges                    0.45%                --               45.15%
    Highest contract charges                        --                 --                  --
    Remaining contract charges                      --                 --                  --
 2006  Lowest contract charges                    0.45%                --               16.69%
    Highest contract charges                        --                 --                  --
    Remaining contract charges                      --                 --                  --
 2005  Lowest contract charges                    0.45%                --               21.52%
    Highest contract charges                        --                 --                  --
    Remaining contract charges                      --                 --                  --
 2004  Lowest contract charges                    0.45%                --                7.10%
    Highest contract charges                        --                 --                  --
    Remaining contract charges                      --                 --                  --
 2003  Lowest contract charges                    0.45%                --               19.93%
    Highest contract charges                        --                 --                  --
    Remaining contract charges                      --                 --                  --
ALLIANCEBERNSTEIN VPS INTERNATIONAL
 GROWTH PORTFOLIO
 2007  Lowest contract charges                    0.11%                --                1.70%
    Highest contract charges                        --                 --                  --
    Remaining contract charges                      --                 --                  --

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
AIM V.I. CORE EQUITY FUND
 2007  Lowest contract charges                   34,136      $19.707898          $672,757
    Highest contract charges                    393,835       11.948865         4,705,883
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                   51,707       18.310558           946,792
    Highest contract charges                    507,158       11.207597         5,684,025
    Remaining contract charges                       --              --                --
AIM V.I. INTERNATIONAL GROWTH FUND
 2007  Lowest contract charges                  174,230       17.582565         3,063,427
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                  216,103       15.542406         3,358,762
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                  226,965       12.291143         2,789,668
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2004  Lowest contract charges                  303,901       10.569460         3,212,070
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2003  Lowest contract charges                  346,084        8.643478         2,991,371
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
ALLIANCEBERNSTEIN MONEY MARKET
 PORTFOLIO
 2007  Lowest contract charges                  350,131       14.268875         5,001,609
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                  441,178       13.735446         6,059,776
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                  558,828       13.240331         7,399,073
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2004  Lowest contract charges                  620,722       12.997379         8,067,760
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2003  Lowest contract charges                  847,610       12.964253        10,988,632
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --

                                                                INVESTMENT
                                              EXPENSE             INCOME              TOTAL
SUB-ACCOUNT                                   RATIO*              RATIO**           RETURN***
--------------------------------------  ----------------------------------------------------------
AIM V.I. CORE EQUITY FUND
 2007  Lowest contract charges                    0.45%              1.00%               7.63%
    Highest contract charges                      1.40%              1.02%               6.61%
    Remaining contract charges                      --                 --                  --
 2006  Lowest contract charges                    0.31%              0.52%               8.96%
    Highest contract charges                      0.95%              0.53%               8.27%
    Remaining contract charges                      --                 --                  --
AIM V.I. INTERNATIONAL GROWTH FUND
 2007  Lowest contract charges                    1.40%              0.39%              13.13%
    Highest contract charges                        --                 --                  --
    Remaining contract charges                      --                 --                  --
 2006  Lowest contract charges                    1.40%              1.04%              26.45%
    Highest contract charges                        --                 --                  --
    Remaining contract charges                      --                 --                  --
 2005  Lowest contract charges                    1.40%              0.62%              16.29%
    Highest contract charges                        --                 --                  --
    Remaining contract charges                      --                 --                  --
 2004  Lowest contract charges                    1.40%              0.63%              22.28%
    Highest contract charges                        --                 --                  --
    Remaining contract charges                      --                 --                  --
 2003  Lowest contract charges                    1.40%              0.53%              27.27%
    Highest contract charges                        --                 --                  --
    Remaining contract charges                      --                 --                  --
ALLIANCEBERNSTEIN MONEY MARKET
 PORTFOLIO
 2007  Lowest contract charges                    0.45%              4.36%               3.88%
    Highest contract charges                        --                 --                  --
    Remaining contract charges                      --                 --                  --
 2006  Lowest contract charges                    0.45%              4.10%               3.74%
    Highest contract charges                        --                 --                  --
    Remaining contract charges                      --                 --                  --
 2005  Lowest contract charges                    0.45%              2.28%               1.87%
    Highest contract charges                        --                 --                  --
    Remaining contract charges                      --                 --                  --
 2004  Lowest contract charges                    0.45%              0.67%               0.26%
    Highest contract charges                        --                 --                  --
    Remaining contract charges                      --                 --                  --
 2003  Lowest contract charges                    0.45%              0.55%               0.08%
    Highest contract charges                        --                 --                  --
    Remaining contract charges                      --                 --                  --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN LARGE CAP GROWTH
 PORTFOLIO
 2007  Lowest contract charges                   50,123      $24.734124        $1,239,746
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                   78,458       21.809920         1,711,156
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                  127,747       22.006170         2,811,231
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2004  Lowest contract charges                  143,602       19.197835         2,756,847
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2003  Lowest contract charges                  164,922       17.754168         2,928,055
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
FEDERATED AMERICAN LEADERS FUND II
 2007  Lowest contract charges                   15,318       21.902311           335,494
    Highest contract charges                  1,536,854       11.430372        17,566,810
    Remaining contract charges                1,125,951              --        13,103,835
 2006  Lowest contract charges                   98,046       24.354886         2,387,893
    Highest contract charges                  2,386,242       12.831685        30,619,506
    Remaining contract charges                1,736,530              --        22,642,034
 2005  Lowest contract charges                  130,977       20.944422         2,743,242
    Highest contract charges                  3,388,522       11.140134        37,748,586
    Remaining contract charges                2,479,803              --        28,014,876
 2004  Lowest contract charges                  146,204       20.032799         2,928,880
    Highest contract charges                  3,944,848       10.756941        42,434,493
    Remaining contract charges                2,749,463              --        29,932,904
 2003  Lowest contract charges                  132,395       18.330567         2,426,882
    Highest contract charges                  4,311,023        9.936830        42,837,907
    Remaining contract charges                2,988,299              --        29,992,736

                                                                INVESTMENT
                                              EXPENSE             INCOME              TOTAL
SUB-ACCOUNT                                   RATIO*              RATIO**           RETURN***
--------------------------------------  ----------------------------------------------------------
ALLIANCEBERNSTEIN LARGE CAP GROWTH
 PORTFOLIO
 2007  Lowest contract charges                    0.45%                --               13.41%
    Highest contract charges                        --                 --                  --
    Remaining contract charges                      --                 --                  --
 2006  Lowest contract charges                    0.45%                --               (0.89)%
    Highest contract charges                        --                 --                  --
    Remaining contract charges                      --                 --                  --
 2005  Lowest contract charges                    0.45%                --               14.63%
    Highest contract charges                        --                 --                  --
    Remaining contract charges                      --                 --                  --
 2004  Lowest contract charges                    0.45%                --                8.13%
    Highest contract charges                        --                 --                  --
    Remaining contract charges                      --                 --                  --
 2003  Lowest contract charges                    0.45%                --               23.11%
    Highest contract charges                        --                 --                  --
    Remaining contract charges                      --                 --                  --
FEDERATED AMERICAN LEADERS FUND II
 2007  Lowest contract charges                    0.45%              1.93%             (10.07)%
    Highest contract charges                      1.40%              1.58%             (10.92)%
    Remaining contract charges                      --                 --                  --
 2006  Lowest contract charges                    0.45%              1.59%              16.28%
    Highest contract charges                      1.40%              1.60%              15.18%
    Remaining contract charges                      --                 --                  --
 2005  Lowest contract charges                    0.45%              1.53%               4.55%
    Highest contract charges                      1.40%              1.56%               3.56%
    Remaining contract charges                      --                 --                  --
 2004  Lowest contract charges                    0.45%              1.43%               9.29%
    Highest contract charges                      1.40%              1.43%               8.25%
    Remaining contract charges                      --                 --                  --
 2003  Lowest contract charges                    0.45%              1.56%             (27.12)%
    Highest contract charges                      1.40%              1.53%             (25.92)%
    Remaining contract charges                      --                 --                  --

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
FEDERATED CAPITAL APPRECIATION FUND II
 2007  Lowest contract charges                  527,478       $7.008822        $3,696,996
    Highest contract charges                    453,125        6.903852         3,128,310
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                  764,477        6.455593         4,935,153
    Highest contract charges                    669,071        6.371636         4,263,074
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                  996,778        5.622008         5,603,897
    Highest contract charges                    883,578        5.560001         4,912,692
    Remaining contract charges                       --              --                --
 2004  Lowest contract charges                1,104,810        5.583004         6,168,161
    Highest contract charges                  1,057,971        5.532476         5,853,198
    Remaining contract charges                       --              --                --
 2003  Lowest contract charges                1,057,063        5.261325         5,561,551
    Highest contract charges                  1,083,971        5.224154         5,662,831
    Remaining contract charges                       --              --                --
FEDERATED EQUITY INCOME FUND II
 2007  Lowest contract charges                  835,587       12.444109        10,398,140
    Highest contract charges                  1,087,295       12.222089        13,289,006
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                1,194,566       12.341043        14,742,189
    Highest contract charges                  1,626,205       12.145123        19,750,466
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                1,553,928       10.143408        15,762,122
    Highest contract charges                  2,240,187       10.002352        22,407,135
    Remaining contract charges                       --              --                --
 2004  Lowest contract charges                1,730,420        9.934519        17,190,888
    Highest contract charges                  2,540,778        9.815964        24,940,184
    Remaining contract charges                       --              --                --
 2003  Lowest contract charges                1,862,987        8.910321        16,599,815
    Highest contract charges                  2,735,502        8.821593        24,131,483
    Remaining contract charges                       --              --                --

                                                                INVESTMENT
                                              EXPENSE             INCOME              TOTAL
SUB-ACCOUNT                                   RATIO*              RATIO**           RETURN***
--------------------------------------  ----------------------------------------------------------
FEDERATED CAPITAL APPRECIATION FUND II
 2007  Lowest contract charges                    1.20%              0.86%               8.57%
    Highest contract charges                      1.40%              0.83%               8.35%
    Remaining contract charges                      --                 --                  --
 2006  Lowest contract charges                    1.20%              0.83%              14.83%
    Highest contract charges                      1.40%              0.83%              14.60%
    Remaining contract charges                      --                 --                  --
 2005  Lowest contract charges                    1.20%              1.06%               0.70%
    Highest contract charges                      1.40%              1.09%               0.50%
    Remaining contract charges                      --                 --                  --
 2004  Lowest contract charges                    1.20%              0.57%               6.11%
    Highest contract charges                      1.40%              0.57%               5.90%
    Remaining contract charges                      --                 --                  --
 2003  Lowest contract charges                    1.20%              0.48%              22.44%
    Highest contract charges                      1.40%              0.49%              22.19%
    Remaining contract charges                      --                 --                  --
FEDERATED EQUITY INCOME FUND II
 2007  Lowest contract charges                    1.20%              3.01%               0.84%
    Highest contract charges                      1.40%              3.05%               0.63%
    Remaining contract charges                      --                 --                  --
 2006  Lowest contract charges                    1.20%              2.28%              21.67%
    Highest contract charges                      1.40%              2.31%              21.42%
    Remaining contract charges                      --                 --                  --
 2005  Lowest contract charges                    1.20%              2.18%               2.10%
    Highest contract charges                      1.40%              2.21%               1.90%
    Remaining contract charges                      --                 --                  --
 2004  Lowest contract charges                    1.20%              1.94%              11.50%
    Highest contract charges                      1.40%              1.94%              11.27%
    Remaining contract charges                      --                 --                  --
 2003  Lowest contract charges                    1.20%              1.91%              25.75%
    Highest contract charges                      1.40%              1.93%              25.50%
    Remaining contract charges                      --                 --                  --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
FEDERATED FUND FOR U.S. GOVERNMENT
 SECURITIES FUND II
 2007  Lowest contract charges                   82,455      $16.990614        $1,400,962
    Highest contract charges                    110,321       13.609863         1,501,450
    Remaining contract charges                   36,645              --           507,793
 2006  Lowest contract charges                   77,916       16.057906         1,251,162
    Highest contract charges                    124,671       12.985499         1,618,913
    Remaining contract charges                   53,755              --           709,300
 2005  Lowest contract charges                  129,009       15.489364         1,998,260
    Highest contract charges                    181,904       12.645277         2,300,222
    Remaining contract charges                   71,607              --           918,254
 2004  Lowest contract charges                  152,016       15.249995         2,318,236
    Highest contract charges                    228,963       12.568714         2,877,767
    Remaining contract charges                   84,272              --         1,071,974
 2003  Lowest contract charges                  218,033       14.785029         3,223,631
    Highest contract charges                    288,773       12.301795         3,552,431
    Remaining contract charges                  112,740              --         1,400,848
FEDERATED MID CAP GROWTH STRATEGIES
 FUND II
 2007  Lowest contract charges                  565,444       16.615870         9,395,344
    Highest contract charges                    571,725       16.319370         9,330,190
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                  816,309       14.248834        11,631,458
    Highest contract charges                    871,994       14.022577        12,227,604
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                1,100,441       13.324110        14,662,392
    Highest contract charges                  1,166,804       13.138799        15,330,402
    Remaining contract charges                       --              --                --
 2004  Lowest contract charges                1,236,948       11.965024        14,800,118
    Highest contract charges                  1,370,418       11.822225        16,201,391
    Remaining contract charges                       --              --                --
 2003  Lowest contract charges                1,355,032       10.490545        14,215,021
    Highest contract charges                  1,506,756       10.386085        15,649,302
    Remaining contract charges                       --              --                --

                                                                INVESTMENT
                                              EXPENSE             INCOME              TOTAL
SUB-ACCOUNT                                   RATIO*              RATIO**           RETURN***
--------------------------------------  ----------------------------------------------------------
FEDERATED FUND FOR U.S. GOVERNMENT
 SECURITIES FUND II
 2007  Lowest contract charges                    0.45%              4.32%               5.81%
    Highest contract charges                      1.40%              4.75%               4.81%
    Remaining contract charges                      --                 --                  --
 2006  Lowest contract charges                    0.45%              4.88%               3.67%
    Highest contract charges                      1.40%              4.38%               2.69%
    Remaining contract charges                      --                 --                  --
 2005  Lowest contract charges                    0.45%              3.89%               1.57%
    Highest contract charges                      1.40%              4.26%               0.61%
    Remaining contract charges                      --                 --                  --
 2004  Lowest contract charges                    0.45%              4.83%               3.15%
    Highest contract charges                      1.40%              4.66%               2.17%
    Remaining contract charges                      --                 --                  --
 2003  Lowest contract charges                    0.45%              3.82%               1.91%
    Highest contract charges                      1.40%              3.93%               0.94%
    Remaining contract charges                      --                 --                  --
FEDERATED MID CAP GROWTH STRATEGIES
 FUND II
 2007  Lowest contract charges                    1.20%                --               16.61%
    Highest contract charges                      1.40%                --               16.38%
    Remaining contract charges                      --                 --                  --
 2006  Lowest contract charges                    1.20%                --                6.94%
    Highest contract charges                      1.40%                --                6.73%
    Remaining contract charges                      --                 --                  --
 2005  Lowest contract charges                    1.20%                --               11.36%
    Highest contract charges                      1.40%                --               11.14%
    Remaining contract charges                      --                 --                  --
 2004  Lowest contract charges                    1.20%                --               14.06%
    Highest contract charges                      1.40%                --               13.83%
    Remaining contract charges                      --                 --                  --
 2003  Lowest contract charges                    1.20%                --               38.41%
    Highest contract charges                      1.40%                --               38.13%
    Remaining contract charges                      --                 --                  --

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
FEDERATED HIGH INCOME BOND FUND II
 2007  Lowest contract charges                   46,723      $18.550752          $866,743
    Highest contract charges                    255,297       13.366117         3,412,326
    Remaining contract charges                  143,757              --         1,956,389
 2006  Lowest contract charges                   41,126       18.016694           740,958
    Highest contract charges                    342,893       13.105214         4,493,681
    Remaining contract charges                  217,080              --         2,890,766
 2005  Lowest contract charges                   74,347       16.333150         1,214,316
    Highest contract charges                    481,997       11.993966         5,781,051
    Remaining contract charges                  291,168              --         3,541,508
 2004  Lowest contract charges                   67,886       15.982268         1,084,972
    Highest contract charges                    567,350       11.848303         6,722,136
    Remaining contract charges                  318,877              --         3,823,771
 2003  Lowest contract charges                  168,279       14.534031         2,445,776
    Highest contract charges                    637,399       10.877466         6,933,285
    Remaining contract charges                  348,853              --         3,832,796
FEDERATED INTERNATIONAL EQUITY FUND II
 2007  Lowest contract charges                  274,721       14.332426         3,937,412
    Highest contract charges                    268,891       14.076758         3,785,122
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                  396,731       13.241242         5,253,206
    Highest contract charges                    397,632       13.031058         5,181,570
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                  492,358       11.271775         5,549,745
    Highest contract charges                    483,303       11.115046         5,371,937
    Remaining contract charges                       --              --                --
 2004  Lowest contract charges                  516,622       10.458453         5,403,068
    Highest contract charges                    532,642       10.333657         5,504,140
    Remaining contract charges                       --              --                --
 2003  Lowest contract charges                  546,883        9.279550         5,074,824
    Highest contract charges                    585,503        9.187158         5,379,104
    Remaining contract charges                       --              --                --

                                                                INVESTMENT
                                              EXPENSE             INCOME              TOTAL
SUB-ACCOUNT                                   RATIO*              RATIO**           RETURN***
--------------------------------------  ----------------------------------------------------------
FEDERATED HIGH INCOME BOND FUND II
 2007  Lowest contract charges                    0.45%              7.80%               2.96%
    Highest contract charges                      1.40%              8.39%               1.99%
    Remaining contract charges                      --                 --                  --
 2006  Lowest contract charges                    0.45%              8.07%              10.31%
    Highest contract charges                      1.40%              9.25%               9.27%
    Remaining contract charges                      --                 --                  --
 2005  Lowest contract charges                    0.45%              6.54%               2.20%
    Highest contract charges                      1.40%              8.54%               1.23%
    Remaining contract charges                      --                 --                  --
 2004  Lowest contract charges                    0.46%              9.14%               9.96%
    Highest contract charges                      1.40%              7.15%               8.93%
    Remaining contract charges                      --                 --                  --
 2003  Lowest contract charges                    0.45%              7.35%              21.67%
    Highest contract charges                      1.40%              7.34%              20.52%
    Remaining contract charges                      --                 --                  --
FEDERATED INTERNATIONAL EQUITY FUND II
 2007  Lowest contract charges                    1.20%              0.20%               8.24%
    Highest contract charges                      1.40%              0.19%               8.03%
    Remaining contract charges                      --                 --                  --
 2006  Lowest contract charges                    1.20%              0.21%              17.47%
    Highest contract charges                      1.40%              0.21%              17.24%
    Remaining contract charges                      --                 --                  --
 2005  Lowest contract charges                    1.20%                --                7.78%
    Highest contract charges                      1.40%                --                7.56%
    Remaining contract charges                      --                 --                  --
 2004  Lowest contract charges                    1.20%                --               12.70%
    Highest contract charges                      1.40%                --               12.48%
    Remaining contract charges                      --                 --                  --
 2003  Lowest contract charges                    1.20%                --               30.28%
    Highest contract charges                      1.40%                --               30.02%
    Remaining contract charges                      --                 --                  --

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
FEDERATED PRIME MONEY FUND II
 2007  Lowest contract charges        115,092    $11.952620      $1,375,650
    Highest contract charges               20      8.295994             162
    Remaining contract charges         84,434            --         991,216
 2006  Lowest contract charges        145,070     11.541768       1,674,366
    Highest contract charges               19      8.026858             156
    Remaining contract charges        128,420            --       1,458,672
 2005  Lowest contract charges        152,157     11.175527       1,700,433
    Highest contract charges              134      7.787710           1,043
    Remaining contract charges        178,501            --       1,965,730
 2004  Lowest contract charges        227,104     11.012982       2,501,094
    Highest contract charges              114      7.689805             880
    Remaining contract charges        237,417            --       2,583,335
 2003  Lowest contract charges        210,052     11.056185       2,322,370
    Highest contract charges              642      7.735429           4,965
    Remaining contract charges        200,088            --       2,166,289
FEDERATED QUALITY BOND FUND II
 2007  Lowest contract charges         59,030     13.944782         823,157
    Highest contract charges          116,815     13.736105       1,604,583
    Remaining contract charges             --            --              --
 2006  Lowest contract charges         79,492     13.392133       1,064,565
    Highest contract charges          114,364     13.218127       1,511,675
    Remaining contract charges             --            --              --
 2005  Lowest contract charges         90,948     13.013188       1,183,528
    Highest contract charges          123,178     12.869811       1,585,280
    Remaining contract charges             --            --              --
 2004  Lowest contract charges         88,841     12.998296       1,154,786
    Highest contract charges          132,220     12.880819       1,703,104
    Remaining contract charges             --            --              --
 2003  Lowest contract charges         92,693     12.695606       1,176,791
    Highest contract charges          135,291     12.606066       1,705,490
    Remaining contract charges             --            --              --
FEDERATED CAPITAL INCOME FUND
 II
 2007  Lowest contract charges          4,287     15.231899          65,292
    Highest contract charges          216,056      9.114249       1,969,186
    Remaining contract charges        126,077            --       1,169,981
 2006  Lowest contract charges          4,180     14.706866          61,478
    Highest contract charges          302,632      8.884065       2,688,606
    Remaining contract charges        183,317            --       1,654,878
 2005  Lowest contract charges          4,686     12.774966          59,860
    Highest contract charges          412,570      7.790665       3,214,192
    Remaining contract charges        232,288            --       1,835,203
 2004  Lowest contract charges          9,773     12.073866         117,997
    Highest contract charges          479,417      7.433366       3,563,684
    Remaining contract charges        233,451            --       1,756,292
 2003  Lowest contract charges         19,098     11.025674         210,573
    Highest contract charges          489,360      6.852814       3,353,492
    Remaining contract charges        232,018            --       1,605,966

                                                     INVESTMENT
                                     EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                          RATIO*           RATIO**           RETURN***
-------------------------------  ----------------------------------------------------
FEDERATED PRIME MONEY FUND II
 2007  Lowest contract charges         1.20%             4.69%              3.56%
    Highest contract charges           1.89%             4.61%              3.35%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges         1.20%             4.41%              3.28%
    Highest contract charges           1.43%             4.29%              3.07%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         1.20%             2.60%              1.48%
    Highest contract charges           1.31%             2.72%              1.27%
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges         1.20%             0.80%             (0.39)%
    Highest contract charges           1.39%             0.62%             (0.59)%
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges         1.21%             0.69%             (0.52)%
    Highest contract charges           1.40%             0.66%             (0.71)%
    Remaining contract charges           --                --                 --
FEDERATED QUALITY BOND FUND II
 2007  Lowest contract charges         1.20%             5.41%              4.13%
    Highest contract charges           1.40%             4.59%              3.92%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges         1.20%             4.03%              2.91%
    Highest contract charges           1.40%             4.10%              2.71%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         1.20%             3.71%              0.12%
    Highest contract charges           1.40%             3.88%             (0.09)%
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges         1.20%             4.12%              2.38%
    Highest contract charges           1.40%             4.10%              2.18%
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges         1.20%             3.58%              3.40%
    Highest contract charges           1.40%             3.54%              3.19%
    Remaining contract charges           --                --                 --
FEDERATED CAPITAL INCOME FUND
 II
 2007  Lowest contract charges         0.45%             4.81%              3.57%
    Highest contract charges           1.40%             5.25%              2.59%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges         0.45%             6.25%             15.12%
    Highest contract charges           1.40%             6.37%             14.04%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         0.45%             6.71%              5.81%
    Highest contract charges           1.40%             5.26%              4.81%
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges         0.45%             5.42%              9.51%
    Highest contract charges           1.40%             4.37%              8.47%
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges         0.45%             6.93%             20.13%
    Highest contract charges           1.40%             6.59%             19.00%
    Remaining contract charges           --                --                 --

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
GARTMORE NVIT DEVELOPING
 MARKETS FUND
 2007  Lowest contract charges         58,451    $30.229761      $1,766,975
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2006  Lowest contract charges         73,627     21.159503       1,557,915
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2005  Lowest contract charges         75,324     15.794105       1,189,682
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2004  Lowest contract charges         87,071     12.063325       1,050,371
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2003  Lowest contract charges        134,061     10.115487       1,356,089
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
HARTFORD ADVISERS HLS FUND
 2007  Lowest contract charges         53,122      1.257619          66,807
    Highest contract charges        1,117,440     12.552090      14,026,202
    Remaining contract charges     35,126,627            --     153,681,326
 2006  Lowest contract charges         59,294      1.192989          70,738
    Highest contract charges        1,411,842     11.990659      16,928,907
    Remaining contract charges     43,313,750            --     180,363,559
 2005  Lowest contract charges        191,094     12.509909       2,390,564
    Highest contract charges        1,793,291     11.033579      19,786,416
    Remaining contract charges     54,137,427            --     204,916,223
 2004  Lowest contract charges        265,796     11.812513       3,139,720
    Highest contract charges        2,150,289     10.481179      22,537,561
    Remaining contract charges     69,007,665            --     246,887,070
 2003  Lowest contract charges        351,906     11.529453       4,057,287
    Highest contract charges        2,409,529     10.291601      24,797,909
    Remaining contract charges     81,361,467            --     284,394,858
HARTFORD LARGECAP GROWTH HLS
 FUND
 2007  Lowest contract charges        108,840     12.634380       1,375,120
    Highest contract charges        1,323,533     10.730384      14,202,018
    Remaining contract charges      3,507,627            --      72,829,518
 2006  Lowest contract charges        109,757     12.123584       1,330,643
    Highest contract charges          879,782     10.358526       9,113,260
    Remaining contract charges      3,359,519            --      67,001,191
 2005  Lowest contract charges        159,437     11.362406       1,811,590
    Highest contract charges        1,078,249      9.766594      10,530,824
    Remaining contract charges      4,319,639            --      80,821,465
 2004  Lowest contract charges        213,094     10.869698       2,316,270
    Highest contract charges        1,242,395      9.399323      11,677,669
    Remaining contract charges      5,432,275            --      97,329,102
 2003  Lowest contract charges        290,534     10.106692       2,936,339
    Highest contract charges        1,354,533      8.792113      11,909,205
    Remaining contract charges      6,513,708            --     108,621,283

                                                     INVESTMENT
                                     EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                          RATIO*           RATIO**           RETURN***
-------------------------------  ----------------------------------------------------
GARTMORE NVIT DEVELOPING
 MARKETS FUND
 2007  Lowest contract charges         0.45%             0.44%             42.87%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges         0.45%             0.59%             33.97%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         0.45%             0.54%             30.93%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges         0.45%             0.52%             19.26%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges         0.45%             0.05%             58.98%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
HARTFORD ADVISERS HLS FUND
 2007  Lowest contract charges         1.15%             2.18%              5.42%
    Highest contract charges           1.85%             2.02%              4.68%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges         1.15%             2.55%              9.44%
    Highest contract charges           1.85%             2.13%              8.67%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         1.25%             2.98%              5.90%
    Highest contract charges           1.85%             3.13%              5.27%
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges         1.25%             1.91%              2.46%
    Highest contract charges           1.85%             2.01%              1.84%
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges         1.25%             2.26%             17.02%
    Highest contract charges           1.85%             2.43%             16.32%
    Remaining contract charges           --                --                 --
HARTFORD LARGECAP GROWTH HLS
 FUND
 2007  Lowest contract charges         1.25%             0.49%              4.21%
    Highest contract charges           1.84%             0.52%              3.59%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges         1.25%             0.30%              6.70%
    Highest contract charges           1.85%             0.31%              6.06%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         1.25%             0.79%              4.53%
    Highest contract charges           1.85%             0.81%              3.91%
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges         1.25%             0.20%              7.55%
    Highest contract charges           1.85%             0.20%              6.91%
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges         1.25%             0.03%             27.69%
    Highest contract charges           1.85%             0.04%             26.93%
    Remaining contract charges           --                --                 --

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
HARTFORD TOTAL RETURN BOND HLS
 FUND
 2007  Lowest contract charges         24,355     $1.564006         $38,091
    Highest contract charges          609,028     13.835771       8,426,370
    Remaining contract charges     15,876,534            --      46,377,613
 2006  Lowest contract charges         15,213      1.511505          22,994
    Highest contract charges          705,863     13.465266       9,504,636
    Remaining contract charges     18,254,359            --      51,734,234
 2005  Lowest contract charges         16,097      1.458910          23,484
    Highest contract charges          765,218     13.088035      10,015,202
    Remaining contract charges     22,152,774            --      60,686,289
 2004  Lowest contract charges        118,087     13.402785       1,582,690
    Highest contract charges          825,664     13.013733      10,744,975
    Remaining contract charges     26,061,382            --      69,320,361
 2003  Lowest contract charges        111,698     12.971546       1,448,897
    Highest contract charges          381,584     12.670795       4,834,974
    Remaining contract charges     26,436,919            --      68,124,847
HARTFORD CAPITAL APPRECIATION
 HLS FUND
 2007  Lowest contract charges        736,066      2.516838       1,852,559
    Highest contract charges        2,283,577      2.443550       5,580,036
    Remaining contract charges     10,847,687            --      27,167,684
 2006  Lowest contract charges        853,207      2.181408       1,861,193
    Highest contract charges        3,087,276      2.130628       6,577,836
    Remaining contract charges     13,724,989            --      29,822,534
 2005  Lowest contract charges        947,049      1.894130       1,793,833
    Highest contract charges        3,813,074      1.861174       7,096,793
    Remaining contract charges     17,658,137            --      33,349,265
 2004  Lowest contract charges        947,266      1.659901       1,572,368
    Highest contract charges        3,551,278      1.640824       5,827,023
    Remaining contract charges     17,007,571            --      28,176,681
 2003  Lowest contract charges        482,547      1.408094         679,472
    Highest contract charges        2,152,457      1.400278       3,014,038
    Remaining contract charges      7,758,716            --      10,914,923
HARTFORD DIVIDEND AND GROWTH
 HLS FUND
 2007  Lowest contract charges        168,918      1.748028         295,273
    Highest contract charges        1,480,761      1.624355       2,405,281
    Remaining contract charges      7,032,967            --      13,045,322
 2006  Lowest contract charges        199,049      1.633404         325,128
    Highest contract charges          964,182      1.528493       1,473,744
    Remaining contract charges      5,455,316            --       9,644,433
 2005  Lowest contract charges         70,355      1.372786          96,583
    Highest contract charges          485,540      1.293634         628,111
    Remaining contract charges      1,437,924            --       2,033,120

                                                     INVESTMENT
                                     EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                          RATIO*           RATIO**           RETURN***
-------------------------------  ----------------------------------------------------
HARTFORD TOTAL RETURN BOND HLS
 FUND
 2007  Lowest contract charges         1.14%             7.68%              3.47%
    Highest contract charges           1.85%             4.91%              2.75%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges         1.15%             4.06%              3.61%
    Highest contract charges           1.85%             4.86%              2.88%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         1.04%            85.43%              0.51%
    Highest contract charges           1.85%             7.20%              0.57%
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges         1.25%             5.10%              3.33%
    Highest contract charges           1.85%             5.67%              2.71%
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges         1.26%             3.81%              6.51%
    Highest contract charges           1.85%             4.33%              5.87%
    Remaining contract charges           --                --                 --
HARTFORD CAPITAL APPRECIATION
 HLS FUND
 2007  Lowest contract charges         1.25%             0.12%             15.38%
    Highest contract charges           1.85%             0.11%             14.69%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges         1.25%             1.31%             15.17%
    Highest contract charges           1.85%             1.25%             14.48%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         1.25%             0.93%             14.11%
    Highest contract charges           1.84%             0.94%             13.43%
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges         1.25%             0.44%             17.88%
    Highest contract charges           1.84%             0.42%             17.18%
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges         1.15%             1.29%             40.81%
    Highest contract charges           1.70%             1.35%             40.03%
    Remaining contract charges           --                --                 --
HARTFORD DIVIDEND AND GROWTH
 HLS FUND
 2007  Lowest contract charges         1.15%             1.57%              7.02%
    Highest contract charges           1.84%             1.90%              6.27%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges         1.15%             2.31%             18.99%
    Highest contract charges           1.85%             2.42%             18.16%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         1.08%            32.35%             (0.56)%
    Highest contract charges           1.82%             5.04%              4.48%
    Remaining contract charges           --                --                 --

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
HARTFORD FUNDAMENTAL GROWTH HLS
 FUND
 2007  Lowest contract charges         17,721     $1.333943         $23,639
    Highest contract charges           15,301      1.273047          19,479
    Remaining contract charges        249,199            --         328,724
 2006  Lowest contract charges         17,721      1.172110          20,771
    Highest contract charges            1,394      1.126459           1,570
    Remaining contract charges         91,392            --         106,112
 2005  Lowest contract charges         12,577      1.075524          13,526
    Highest contract charges           13,611      1.045797          14,235
    Remaining contract charges        113,747            --         121,969
HARTFORD GLOBAL ADVISERS HLS
 FUND
 2007  Lowest contract charges          8,170      1.477810          12,073
    Highest contract charges           40,143      1.467271          58,901
    Remaining contract charges        215,831            --         315,513
 2006  Lowest contract charges          9,058      1.282188          11,614
    Highest contract charges           24,778      1.281984          31,765
    Remaining contract charges        119,952            --         152,874
 2005  Lowest contract charges          2,797      1.191716           3,334
    Highest contract charges            1,011      1.183579           1,197
    Remaining contract charges             --            --              --
HARTFORD GLOBAL GROWTH HLS FUND
 2007  Lowest contract charges          3,852     16.070485          61,898
    Highest contract charges          583,048     14.231523       8,297,663
    Remaining contract charges      3,025,664            --     106,463,382
 2006  Lowest contract charges          1,444     12.999882          18,767
    Highest contract charges          805,273     11.593138       9,335,638
    Remaining contract charges      3,734,921            --     106,475,362
 2005  Lowest contract charges          1,424     11.520690          16,405
    Highest contract charges          977,829     10.346183      10,116,803
    Remaining contract charges      4,619,967            --     116,858,458
 2004  Lowest contract charges        102,724     11.369186       1,167,893
    Highest contract charges        1,102,333     10.273347      11,324,648
    Remaining contract charges      5,349,750            --     135,083,626
 2003  Lowest contract charges        121,249      9.658953       1,171,139
    Highest contract charges        1,103,304      8.780452       9,687,507
    Remaining contract charges      6,032,437            --     129,460,994

                                                     INVESTMENT
                                     EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                          RATIO*           RATIO**           RETURN***
-------------------------------  ----------------------------------------------------
HARTFORD FUNDAMENTAL GROWTH HLS
 FUND
 2007  Lowest contract charges         1.15%             0.05%             13.81%
    Highest contract charges           1.80%             0.02%             13.01%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges         1.15%             0.59%              8.47%
    Highest contract charges           1.87%             0.23%              7.71%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         1.20%             1.24%              8.33%
    Highest contract charges           1.81%             3.95%              8.02%
    Remaining contract charges           --                --                 --
HARTFORD GLOBAL ADVISERS HLS
 FUND
 2007  Lowest contract charges         1.14%             0.85%             15.26%
    Highest contract charges           1.84%             1.21%             14.45%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges         1.14%             3.18%              7.59%
    Highest contract charges           1.84%             4.06%              6.84%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         1.11%            37.86%              0.51%
    Highest contract charges           1.11%            29.26%              5.40%
    Remaining contract charges           --                --                 --
HARTFORD GLOBAL GROWTH HLS FUND
 2007  Lowest contract charges         1.14%             0.06%             23.62%
    Highest contract charges           1.85%             0.05%             22.76%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges         1.15%             0.77%             12.84%
    Highest contract charges           1.85%             0.74%             12.05%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         1.08%            11.70%              0.54%
    Highest contract charges           1.85%             0.78%              0.71%
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges         1.25%             0.50%             17.71%
    Highest contract charges           1.85%             0.54%             17.00%
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges         1.25%             0.42%             33.89%
    Highest contract charges           1.84%             0.44%             33.09%
    Remaining contract charges           --                --                 --

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
HARTFORD DISCIPLINED EQUITY HLS
 FUND
 2007  Lowest contract charges          8,986    $13.083447        $117,570
    Highest contract charges          712,214     12.643764       9,005,069
    Remaining contract charges      2,515,468            --      68,597,897
 2006  Lowest contract charges          9,986     12.215545         121,988
    Highest contract charges          899,494     11.887947      10,693,140
    Remaining contract charges      3,151,339            --      80,248,436
 2005  Lowest contract charges            376     10.988567           4,132
    Highest contract charges        1,103,321     10.768980      11,881,646
    Remaining contract charges      4,050,854            --      92,714,452
 2004  Lowest contract charges        191,177     10.438011       1,995,508
    Highest contract charges        1,296,653     10.292799      13,346,190
    Remaining contract charges      4,815,059            --     106,985,432
 2003  Lowest contract charges        222,110      9.749413       2,165,445
    Highest contract charges               10      5.905445              61
    Remaining contract charges      7,046,369            --     130,741,867
HARTFORD GROWTH HLS FUND
 2007  Lowest contract charges            181      1.549411             280
    Highest contract charges          208,474      1.489157         310,450
    Remaining contract charges        825,660            --       1,264,901
 2006  Lowest contract charges         38,345      1.342101          51,462
    Highest contract charges          285,654      1.298974         371,058
    Remaining contract charges        597,231            --         794,393
 2005  Lowest contract charges          6,354      1.297765           8,246
    Highest contract charges           65,302      1.264874          82,599
    Remaining contract charges        412,601            --         531,545
HARTFORD GROWTH OPPORTUNITIES
 HLS FUND
 2007  Lowest contract charges         91,764      2.066578         189,638
    Highest contract charges          786,738     20.475593      16,108,934
    Remaining contract charges     35,042,116            --     315,216,668
 2006  Lowest contract charges         62,099      1.612383         100,127
    Highest contract charges        1,070,013     16.087595      17,213,940
    Remaining contract charges     42,906,901            --     302,217,643
 2005  Lowest contract charges          8,780      1.455585          12,780
    Highest contract charges        1,290,509     14.625253      18,874,016
    Remaining contract charges     51,046,598            --     325,639,105
 2004  Lowest contract charges        172,796     14.604952       2,523,676
    Highest contract charges        1,497,477     12.809151      19,181,403
    Remaining contract charges     60,254,528            --     334,476,760
 2003  Lowest contract charges        200,066     12.619831       2,524,801
    Highest contract charges        1,660,726     11.134690      18,491,669
    Remaining contract charges     69,951,336            --     335,919,835

                                                     INVESTMENT
                                     EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                          RATIO*           RATIO**           RETURN***
-------------------------------  ----------------------------------------------------
HARTFORD DISCIPLINED EQUITY HLS
 FUND
 2007  Lowest contract charges         1.15%             1.00%              7.11%
    Highest contract charges           1.85%             0.93%              6.36%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges         1.15%             1.18%             11.17%
    Highest contract charges           1.85%             1.02%             10.39%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         1.08%            18.43%             (0.73)%
    Highest contract charges           1.85%             1.12%              4.63%
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges         1.25%             1.07%              7.06%
    Highest contract charges           1.85%             1.08%              6.42%
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges         1.25%             1.24%             27.22%
    Highest contract charges           2.09%               --              27.52%
    Remaining contract charges           --                --                 --
HARTFORD GROWTH HLS FUND
 2007  Lowest contract charges         1.19%               --              15.45%
    Highest contract charges           1.85%             0.02%             14.64%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges         1.15%             0.05%              3.42%
    Highest contract charges           1.85%             0.07%              2.70%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         1.08%               --              (0.65)%
    Highest contract charges           1.78%               --               4.68%
    Remaining contract charges           --                --                 --
HARTFORD GROWTH OPPORTUNITIES
 HLS FUND
 2007  Lowest contract charges         1.14%             0.16%             28.17%
    Highest contract charges           1.85%             0.13%             27.28%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges         1.15%             0.56%             10.77%
    Highest contract charges           1.85%             0.71%             10.00%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         0.97%               --               0.70%
    Highest contract charges           1.85%             0.20%             14.18%
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges         1.25%               --              15.73%
    Highest contract charges           1.85%               --              15.04%
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges         1.25%               --              42.01%
    Highest contract charges           1.85%               --              41.16%
    Remaining contract charges           --                --                 --

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
HARTFORD HIGH YIELD HLS FUND
 2007  Lowest contract charges          3,490    $11.943777         $41,686
    Highest contract charges          235,347     11.960722       2,814,916
    Remaining contract charges      1,082,028            --      16,784,644
 2006  Lowest contract charges          3,563     11.754300          41,875
    Highest contract charges          301,819     11.853638       3,577,651
    Remaining contract charges      1,332,553            --      20,377,189
 2005  Lowest contract charges         29,982     10.693816         320,621
    Highest contract charges          351,206     10.861825       3,814,736
    Remaining contract charges      1,638,243            --      22,979,046
 2004  Lowest contract charges         42,877     10.602852         454,617
    Highest contract charges          387,825     10.834240       4,201,785
    Remaining contract charges      2,064,646            --      28,745,117
 2003  Lowest contract charges         76,935      9.996119         769,052
    Highest contract charges          427,235     10.275706       4,390,141
    Remaining contract charges      2,513,147            --      33,020,147
HARTFORD INDEX HLS FUND
 2007  Lowest contract charges        159,984     20.997695       3,359,294
    Highest contract charges          648,694     10.878662       7,056,918
    Remaining contract charges      3,702,957            --      79,528,332
 2006  Lowest contract charges        200,616     20.049382       4,022,222
    Highest contract charges          804,643     10.533798       8,475,930
    Remaining contract charges      4,756,687            --      98,294,742
 2005  Lowest contract charges        254,186     17.443801       4,433,972
    Highest contract charges        1,017,722      9.294019       9,458,730
    Remaining contract charges      6,039,890            --     110,608,669
 2004  Lowest contract charges        296,673     16.767469       4,974,457
    Highest contract charges        1,173,986      9.059619      10,635,869
    Remaining contract charges      7,684,250            --     136,327,104
 2003  Lowest contract charges        342,944     15.257272       5,232,392
    Highest contract charges        1,297,816      8.359844      10,849,543
    Remaining contract charges      9,200,489            --     149,680,502
HARTFORD INTERNATIONAL GROWTH
 HLS FUND
 2007  Lowest contract charges         45,172      2.030997          91,744
    Highest contract charges          573,201      1.938389       1,111,086
    Remaining contract charges      3,135,399            --       6,297,045
 2006  Lowest contract charges         59,810      1.658052          99,169
    Highest contract charges          437,015      1.593560         696,408
    Remaining contract charges      2,104,997            --       3,458,085
 2005  Lowest contract charges          4,036      1.351706           5,456
    Highest contract charges           76,212      1.308254          99,705
    Remaining contract charges        690,021            --         926,202

                                                     INVESTMENT
                                     EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                          RATIO*           RATIO**           RETURN***
-------------------------------  ----------------------------------------------------
HARTFORD HIGH YIELD HLS FUND
 2007  Lowest contract charges         1.15%             8.01%              1.61%
    Highest contract charges           1.85%             6.93%              0.90%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges         1.15%            27.22%              9.90%
    Highest contract charges           1.85%            14.22%              9.13%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         1.25%             6.44%              0.86%
    Highest contract charges           1.85%             6.54%              0.26%
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges         1.26%             5.67%              6.07%
    Highest contract charges           1.85%             5.07%              5.44%
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges         1.25%             3.76%             21.66%
    Highest contract charges           1.85%             3.96%             20.93%
    Remaining contract charges           --                --                 --
HARTFORD INDEX HLS FUND
 2007  Lowest contract charges         0.45%             1.60%              4.73%
    Highest contract charges           1.85%             1.52%              3.27%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges         0.45%             1.61%             14.94%
    Highest contract charges           1.85%             1.57%             13.34%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         0.45%             1.85%              4.03%
    Highest contract charges           1.85%             1.83%              2.59%
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges         0.45%             1.25%              9.90%
    Highest contract charges           1.85%             1.24%              8.37%
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges         0.45%             1.48%             27.56%
    Highest contract charges           1.85%             1.38%             25.79%
    Remaining contract charges           --                --                 --
HARTFORD INTERNATIONAL GROWTH
 HLS FUND
 2007  Lowest contract charges         1.15%             0.66%             22.49%
    Highest contract charges           1.84%             0.71%             21.64%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges         1.15%             1.19%             22.66%
    Highest contract charges           1.85%             1.57%             21.81%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         1.06%            13.18%              3.04%
    Highest contract charges           1.82%             2.25%             13.62%
    Remaining contract charges           --                --                 --

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
HARTFORD INTERNATIONAL SMALL
 COMPANY HLS FUND
 2007  Lowest contract charges         72,542     $2.484107        $180,203
    Highest contract charges          436,533      2.370871       1,034,963
    Remaining contract charges      3,231,070            --       7,938,534
 2006  Lowest contract charges         84,389      2.305259         194,538
    Highest contract charges          441,020      2.215621         977,132
    Remaining contract charges      2,844,036            --       6,496,973
 2005  Lowest contract charges          6,321      1.802954          11,397
    Highest contract charges          134,173      1.745011         234,133
    Remaining contract charges        539,958            --         965,236
HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND
 2007  Lowest contract charges         38,868      2.762977         107,390
    Highest contract charges        3,716,170      2.676742       9,947,228
    Remaining contract charges     24,868,677            --      68,228,784
 2006  Lowest contract charges         47,254      2.193374         103,645
    Highest contract charges        1,502,052      2.139837       3,214,147
    Remaining contract charges     10,525,603            --      22,968,961
 2005  Lowest contract charges          8,465      1.782718          15,090
    Highest contract charges        1,638,944      1.751406       2,870,457
    Remaining contract charges     11,603,831            --      20,621,769
 2004  Lowest contract charges        346,370      1.574604         545,395
    Highest contract charges        1,363,513      1.556525       2,122,342
    Remaining contract charges     11,382,055            --      17,894,022
 2003  Lowest contract charges        379,122      1.350254         511,912
    Highest contract charges        1,117,379      1.342769       1,500,382
    Remaining contract charges     12,249,080            --      16,529,571
HARTFORD MIDCAP GROWTH HLS FUND
 2007  Lowest contract charges         27,627     16.763168         463,116
    Highest contract charges          361,104     17.361833       6,269,430
    Remaining contract charges      1,315,332            --      21,836,746
 2006  Lowest contract charges         37,042     15.202514         563,128
    Highest contract charges          468,547     15.840177       7,421,883
    Remaining contract charges      1,602,379            --      24,149,671
 2005  Lowest contract charges         47,255     13.711371         647,929
    Highest contract charges          543,313     14.372461       7,808,751
    Remaining contract charges      1,954,382            --      26,592,239
 2004  Lowest contract charges         63,022     13.280205         836,950
    Highest contract charges          630,446     14.004268       8,828,929
    Remaining contract charges      2,296,130            --      30,290,052
 2003  Lowest contract charges         89,643     11.917569       1,068,324
    Highest contract charges          640,897     12.642956       8,102,835
    Remaining contract charges      2,546,195            --      30,172,593

                                                     INVESTMENT
                                     EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                          RATIO*           RATIO**           RETURN***
-------------------------------  ----------------------------------------------------
HARTFORD INTERNATIONAL SMALL
 COMPANY HLS FUND
 2007  Lowest contract charges         1.15%             1.57%              7.76%
    Highest contract charges           1.84%             1.62%              7.01%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges         1.14%             1.93%             27.86%
    Highest contract charges           1.85%             2.84%             26.97%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         1.02%            23.34%              3.52%
    Highest contract charges           1.81%             8.14%             14.84%
    Remaining contract charges           --                --                 --
HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND
 2007  Lowest contract charges         1.15%             1.07%             25.97%
    Highest contract charges           1.84%             2.16%             25.09%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges         1.15%             3.00%             23.04%
    Highest contract charges           1.85%             2.65%             22.18%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         0.93%               --               2.63%
    Highest contract charges           1.84%               --              12.52%
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges         1.25%             0.80%             16.62%
    Highest contract charges           1.85%             0.78%             15.92%
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges         1.15%             0.76%             35.03%
    Highest contract charges           1.72%             0.99%             34.28%
    Remaining contract charges           --                --                 --
HARTFORD MIDCAP GROWTH HLS FUND
 2007  Lowest contract charges         1.25%             0.45%             10.27%
    Highest contract charges           1.85%             0.43%              9.61%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges         1.25%               --              10.88%
    Highest contract charges           1.85%               --              10.21%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         1.25%             0.02%              3.25%
    Highest contract charges           1.85%             0.02%              2.63%
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges         1.25%             0.13%             11.43%
    Highest contract charges           1.85%             0.13%             10.77%
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges         1.25%             0.16%             29.42%
    Highest contract charges           1.85%             0.16%             28.65%
    Remaining contract charges           --                --                 --

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
HARTFORD MONEY MARKET HLS FUND
 2007  Lowest contract charges      1,009,684     $1.185768      $1,197,251
    Highest contract charges          325,850     11.202888       3,650,461
    Remaining contract charges     15,370,679            --      30,702,902
 2006  Lowest contract charges      1,092,693      1.142958       1,248,902
    Highest contract charges          313,050     10.874287       3,404,219
    Remaining contract charges     13,505,829            --      26,927,025
 2005  Lowest contract charges      2,582,784      1.104241       2,852,016
    Highest contract charges          292,495     10.579718       3,094,514
    Remaining contract charges     16,289,058            --      31,190,901
 2004  Lowest contract charges        143,311     11.389829       1,632,284
    Highest contract charges          357,390     10.479149       3,745,143
    Remaining contract charges     18,480,485            --      33,997,028
 2003  Lowest contract charges        227,554     11.425285       2,599,870
    Highest contract charges          455,864     10.575017       4,820,771
    Remaining contract charges     25,956,837            --      49,228,855
HARTFORD MORTGAGE SECURITIES
 HLS FUND
 2007  Lowest contract charges          9,041      1.392150          12,586
    Highest contract charges           39,716      1.336310          53,073
    Remaining contract charges        230,392            --         322,172
 2006  Lowest contract charges          9,041      1.362058          12,314
    Highest contract charges           34,006      1.316605          44,771
    Remaining contract charges        151,728            --         210,016
 2005  Lowest contract charges          2,444      2.874630           7,026
    Highest contract charges            8,153      1.281310          10,446
    Remaining contract charges         75,254            --          98,378
HARTFORD SMALLCAP VALUE HLS
 FUND
 2007  Lowest contract charges         61,125     24.297105       1,485,149
    Highest contract charges          348,990     23.073087       8,052,270
    Remaining contract charges      1,450,503            --      34,903,694
 2006  Lowest contract charges         74,074     25.745504       1,907,082
    Highest contract charges          434,878     24.595728      10,696,137
    Remaining contract charges      1,838,611            --      46,927,087
 2005  Lowest contract charges         96,783     22.035155       2,132,627
    Highest contract charges          521,602     21.177752      11,046,352
    Remaining contract charges      2,341,951            --      51,210,638
 2004  Lowest contract charges         92,516     20.637831       1,909,325
    Highest contract charges          566,631     19.954140      11,306,639
    Remaining contract charges      2,867,862            --      58,792,597
 2003  Lowest contract charges        124,540     18.333649       2,283,264
    Highest contract charges          629,083     17.832921      11,218,394
    Remaining contract charges      3,242,188            --      59,104,621

                                                     INVESTMENT
                                     EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                          RATIO*           RATIO**           RETURN***
-------------------------------  ----------------------------------------------------
HARTFORD MONEY MARKET HLS FUND
 2007  Lowest contract charges         1.15%             4.81%              3.75%
    Highest contract charges           1.85%             4.82%              3.02%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges         1.16%             4.52%              3.51%
    Highest contract charges           1.85%             4.61%              2.78%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         0.58%             2.92%              0.19%
    Highest contract charges           1.85%             2.77%              0.96%
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges         1.25%             0.91%             (0.31)%
    Highest contract charges           1.85%             0.92%             (0.91)%
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges         1.25%             0.77%             (0.50)%
    Highest contract charges           1.86%             0.76%             (1.10)%
    Remaining contract charges           --                --                 --
HARTFORD MORTGAGE SECURITIES
 HLS FUND
 2007  Lowest contract charges         1.14%             5.51%              2.21%
    Highest contract charges           1.85%             6.00%              1.50%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges         1.14%            13.10%              3.48%
    Highest contract charges           1.86%            12.04%              2.76%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         1.08%               --              (0.02)%
    Highest contract charges           1.82%               --              (0.31)%
    Remaining contract charges           --                --                 --
HARTFORD SMALLCAP VALUE HLS
 FUND
 2007  Lowest contract charges         1.25%             1.16%             (5.63)%
    Highest contract charges           1.85%             1.14%             (6.19)%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges         1.25%             1.21%             16.84%
    Highest contract charges           1.85%             1.26%             16.14%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         1.24%             1.52%              6.77%
    Highest contract charges           1.85%             1.45%              6.13%
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges         1.25%             0.62%             12.57%
    Highest contract charges           1.85%             0.66%             11.90%
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges         1.25%             0.50%             36.74%
    Highest contract charges           1.85%             0.49%             35.92%
    Remaining contract charges           --                --                 --

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
HARTFORD SMALLCAP GROWTH HLS
 FUND
 2007  Lowest contract charges          1,339    $18.973926         $25,404
    Highest contract charges          585,978     13.567898       7,950,488
    Remaining contract charges      2,443,074            --      69,371,872
 2006  Lowest contract charges          1,880     19.553470          36,770
    Highest contract charges          770,964     14.080588      10,855,629
    Remaining contract charges      3,091,989            --      90,595,968
 2005  Lowest contract charges            547     18.510379          10,129
    Highest contract charges          924,037     13.423119      12,403,463
    Remaining contract charges      3,825,399            --     106,009,189
 2004  Lowest contract charges        109,034     16.879488       1,840,445
    Highest contract charges        1,065,223     12.316263      13,119,567
    Remaining contract charges      4,533,263            --     115,703,768
 2003  Lowest contract charges        142,100     14.807037       2,104,073
    Highest contract charges        1,154,902     10.869068      12,552,705
    Remaining contract charges      5,295,664            --     118,686,137
HARTFORD STOCK HLS FUND
 2007  Lowest contract charges        153,870      1.678493         258,270
    Highest contract charges        2,113,712      1.629591       3,444,485
    Remaining contract charges      4,052,431            --       6,768,500
 2006  Lowest contract charges        215,806      1.604868         346,340
    Highest contract charges        2,790,926      1.567487       4,374,747
    Remaining contract charges      5,104,750            --       8,160,271
 2005  Lowest contract charges        204,258      1.417353         289,505
    Highest contract charges        3,232,412      1.392675       4,501,699
    Remaining contract charges      6,259,480            --       8,845,925
 2004  Lowest contract charges        263,890      1.309218         345,490
    Highest contract charges        3,759,017      1.294174       4,864,823
    Remaining contract charges      7,358,905            --       9,615,896
 2003  Lowest contract charges        285,121      1.272633         362,854
    Highest contract charges        3,799,080      1.265575       4,808,020
    Remaining contract charges      6,312,827            --       8,026,488
HARTFORD U.S. GOVERNMENT
 SECURITIES HLS FUND
 2007  Lowest contract charges          3,026     14.210526          42,995
    Highest contract charges          643,612     13.120403       8,444,447
    Remaining contract charges      1,949,101            --      46,621,059
 2006  Lowest contract charges          2,123     13.771867          29,240
    Highest contract charges          803,255     12.804687      10,285,427
    Remaining contract charges      2,404,794            --      55,160,075
 2005  Lowest contract charges          1,233     13.393700          16,510
    Highest contract charges        1,005,339     12.540547      12,607,502
    Remaining contract charges      3,029,438            --      68,223,972
 2004  Lowest contract charges        351,862     13.352326       4,698,179
    Highest contract charges        1,278,741     12.579267      16,085,622
    Remaining contract charges      3,660,029            --      84,611,695
 2003  Lowest contract charges        457,027     13.246029       6,053,799
    Highest contract charges        1,634,154     12.554227      20,515,541
    Remaining contract charges      5,098,346            --     117,041,090

                                                     INVESTMENT
                                     EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                          RATIO*           RATIO**           RETURN***
-------------------------------  ----------------------------------------------------
HARTFORD SMALLCAP GROWTH HLS
 FUND
 2007  Lowest contract charges         1.14%             0.39%             (2.96)%
    Highest contract charges           1.85%             0.25%             (3.64)%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges         1.15%             0.20%              5.64%
    Highest contract charges           1.85%             0.34%              4.90%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         0.99%               --              (0.61)%
    Highest contract charges           1.85%             0.37%              8.99%
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges         1.25%               --              14.00%
    Highest contract charges           1.85%               --              13.32%
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges         1.25%               --              48.20%
    Highest contract charges           1.85%               --              47.31%
    Remaining contract charges           --                --                 --
HARTFORD STOCK HLS FUND
 2007  Lowest contract charges         1.25%             0.83%              4.59%
    Highest contract charges           1.85%             0.91%              3.96%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges         1.25%             1.52%             13.23%
    Highest contract charges           1.85%             1.28%             12.55%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         1.25%             1.82%              8.26%
    Highest contract charges           1.85%             1.83%              7.61%
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges         1.25%             1.00%              2.88%
    Highest contract charges           1.85%             1.09%              2.26%
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges         1.16%             1.27%             27.26%
    Highest contract charges           1.72%             1.26%             26.56%
    Remaining contract charges           --                --                 --
HARTFORD U.S. GOVERNMENT
 SECURITIES HLS FUND
 2007  Lowest contract charges         1.15%             3.38%              3.19%
    Highest contract charges           1.85%             3.93%              2.47%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges         1.15%             3.80%              2.82%
    Highest contract charges           1.85%             3.49%              2.11%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         1.08%               --               0.31%
    Highest contract charges           1.85%             2.95%             (0.31)%
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges         1.25%             3.43%              0.80%
    Highest contract charges           1.85%             3.50%              0.20%
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges         1.25%             1.50%              0.88%
    Highest contract charges           1.85%             1.54%              0.27%
    Remaining contract charges           --                --                 --

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
HARTFORD VALUE HLS FUND
 2007  Lowest contract charges         48,725     $1.477075         $71,971
    Highest contract charges          294,228      1.409712         414,776
    Remaining contract charges      1,848,634            --       2,698,419
 2006  Lowest contract charges         55,849      1.371064          76,573
    Highest contract charges          337,596      1.317720         444,857
    Remaining contract charges      1,701,673            --       2,310,200
 2005  Lowest contract charges          7,623      1.133134           8,637
    Highest contract charges          120,423      1.101845         132,687
    Remaining contract charges        229,093            --         258,467
HARTFORD VALUE OPPORTUNITIES
 HLS FUND
 2007  Lowest contract charges          3,878     16.709799          64,802
    Highest contract charges          459,617     16.807320       7,724,929
    Remaining contract charges      1,838,849            --      45,739,775
 2006  Lowest contract charges          4,014     18.038304          72,399
    Highest contract charges          556,035     18.271093      10,159,364
    Remaining contract charges      2,245,208            --      60,378,965
 2005  Lowest contract charges          3,874     15.330484          59,394
    Highest contract charges          683,996     15.637398      10,695,922
    Remaining contract charges      2,825,881            --      64,615,697
 2004  Lowest contract charges        118,230     14.327968       1,693,993
    Highest contract charges          720,037     14.705342      10,588,387
    Remaining contract charges      3,028,993            --      65,691,023
 2003  Lowest contract charges        132,959     12.204538       1,622,703
    Highest contract charges          776,714     12.601317       9,787,623
    Remaining contract charges      3,438,402            --      63,582,149
HARTFORD EQUITY INCOME HLS FUND
 2007  Lowest contract charges         58,049      1.520541          88,266
    Highest contract charges          466,265      1.476896         688,626
    Remaining contract charges      2,591,151            --       3,907,924
 2006  Lowest contract charges         63,117      1.438253          90,779
    Highest contract charges          388,928      1.406773         547,135
    Remaining contract charges      1,970,977            --       2,816,797
 2005  Lowest contract charges         33,526      1.204430          40,380
    Highest contract charges          157,989      1.186340         187,429
    Remaining contract charges        404,601            --         485,224
ING JPMORGAN EMERGING MARKETS
 EQUITY PORTFOLIO
 2007  Lowest contract charges         26,521     19.238770         510,223
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2006  Lowest contract charges         31,649     13.922547         440,633
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2005  Lowest contract charges         21,784     10.269692         223,713
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --

                                                     INVESTMENT
                                     EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                          RATIO*           RATIO**           RETURN***
-------------------------------  ----------------------------------------------------
HARTFORD VALUE HLS FUND
 2007  Lowest contract charges         1.14%             1.32%              7.73%
    Highest contract charges           1.84%             1.17%              6.98%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges         1.14%             3.12%             20.43%
    Highest contract charges           1.85%             2.33%             19.59%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         1.21%             2.73%              4.60%
    Highest contract charges           1.82%             2.89%              4.29%
    Remaining contract charges           --                --                 --
HARTFORD VALUE OPPORTUNITIES
 HLS FUND
 2007  Lowest contract charges         1.15%             1.21%             (7.37)%
    Highest contract charges           1.85%             1.09%             (8.01)%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges         1.15%             1.22%             17.66%
    Highest contract charges           1.85%             1.22%             16.84%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         1.06%            15.34%              0.82%
    Highest contract charges           1.85%             1.41%              6.34%
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges         1.25%             0.30%             17.40%
    Highest contract charges           1.85%             0.31%             16.70%
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges         1.25%             0.54%             40.12%
    Highest contract charges           1.85%             0.52%             39.28%
    Remaining contract charges           --                --                 --
HARTFORD EQUITY INCOME HLS FUND
 2007  Lowest contract charges         1.15%             2.11%              5.72%
    Highest contract charges           1.84%             2.19%              4.99%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges         1.15%             2.73%             19.41%
    Highest contract charges           1.85%             3.10%             18.58%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         1.06%            35.67%             (0.47)%
    Highest contract charges           1.83%             6.62%              2.12%
    Remaining contract charges           --                --                 --
ING JPMORGAN EMERGING MARKETS
 EQUITY PORTFOLIO
 2007  Lowest contract charges         0.45%             1.28%             38.18%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges         0.45%             0.55%             35.57%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         0.39%               --               1.92%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
ING GLOBAL RESOURCES PORTFOLIO
 2007  Lowest contract charges         58,425    $14.010498        $818,561
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
AIM V.I. GLOBAL HEALTH CARE
 FUND
 2007  Lowest contract charges         41,368     23.779083         983,696
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2006  Lowest contract charges         51,890     21.354693       1,108,105
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2005  Lowest contract charges         60,653     20.383928       1,236,354
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2004  Lowest contract charges         79,805     18.933125       1,510,965
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2003  Lowest contract charges        100,878     17.680161       1,783,547
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
AIM V.I. TECHNOLOGY FUND
 2007  Lowest contract charges        105,891     14.514379       1,536,935
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2006  Lowest contract charges         94,759     13.537016       1,282,748
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2005  Lowest contract charges        172,980     12.308106       2,129,056
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2004  Lowest contract charges        230,414     12.100547       2,788,135
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2003  Lowest contract charges        262,277     11.616845       3,046,837
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --

                                                     INVESTMENT
                                     EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                          RATIO*           RATIO**           RETURN***
-------------------------------  ----------------------------------------------------
ING GLOBAL RESOURCES PORTFOLIO
 2007  Lowest contract charges         0.43%             0.01%             40.11%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
AIM V.I. GLOBAL HEALTH CARE
 FUND
 2007  Lowest contract charges         0.45%               --              11.35%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges         0.45%               --               4.76%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         0.45%               --               7.66%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges         0.45%               --               7.09%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges         0.45%               --              27.21%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
AIM V.I. TECHNOLOGY FUND
 2007  Lowest contract charges         0.45%               --               7.22%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges         0.45%               --               9.99%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         0.45%               --               1.72%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges         0.45%               --               4.16%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges         0.45%               --              44.64%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
MFS EMERGING GROWTH SERIES
 2007  Lowest contract charges         31,520    $23.230936        $732,247
    Highest contract charges          205,859     12.924971       2,660,709
    Remaining contract charges             --            --              --
 2006  Lowest contract charges         41,337     19.258223         796,080
    Highest contract charges          271,234     10.816904       2,933,906
    Remaining contract charges             --            --              --
 2005  Lowest contract charges         56,047     17.929840       1,004,903
    Highest contract charges          398,371     10.166947       4,050,217
    Remaining contract charges             --            --              --
 2004  Lowest contract charges         68,736     16.494872       1,133,790
    Highest contract charges          537,677      9.442504       5,077,019
    Remaining contract charges             --            --              --
 2003  Lowest contract charges         84,597     14.668334       1,240,890
    Highest contract charges          699,693      8.477049       5,931,324
    Remaining contract charges             --            --              --
MFS HIGH INCOME SERIES
 2007  Lowest contract charges         18,700     18.101609         338,509
    Highest contract charges          129,752     12.842975       1,666,393
    Remaining contract charges             --            --              --
 2006  Lowest contract charges         22,538     17.867204         402,696
    Highest contract charges          155,771     12.797666       1,993,508
    Remaining contract charges             --            --              --
 2005  Lowest contract charges         71,105     16.261032       1,156,235
    Highest contract charges          232,168     11.758362       2,729,921
    Remaining contract charges             --            --              --
 2004  Lowest contract charges         61,696     15.989376         986,482
    Highest contract charges          341,629     11.672287       3,987,591
    Remaining contract charges             --            --              --
 2003  Lowest contract charges         71,211     14.715094       1,047,874
    Highest contract charges          422,231     10.844561       4,578,906
    Remaining contract charges             --            --              --
MFS STRATEGIC INCOME SERIES
 2007  Lowest contract charges         15,228     16.447182         250,460
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2006  Lowest contract charges         22,776     15.933761         362,910
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2005  Lowest contract charges         18,306     15.004669         274,682
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2004  Lowest contract charges         18,132     14.793340         268,229
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2003  Lowest contract charges         10,989     13.793767         151,578
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --

                                                     INVESTMENT
                                     EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                          RATIO*           RATIO**           RETURN***
-------------------------------  ----------------------------------------------------
MFS EMERGING GROWTH SERIES
 2007  Lowest contract charges         0.45%               --              20.63%
    Highest contract charges           1.40%               --              19.49%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges         0.45%               --               7.41%
    Highest contract charges           1.40%               --               6.39%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         0.45%               --               8.70%
    Highest contract charges           1.40%               --               7.67%
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges         0.45%               --              12.45%
    Highest contract charges           1.40%               --              11.39%
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges         0.45%               --              29.64%
    Highest contract charges           1.40%               --              28.42%
    Remaining contract charges           --                --                 --
MFS HIGH INCOME SERIES
 2007  Lowest contract charges         0.45%             6.79%              1.31%
    Highest contract charges           1.40%             7.13%              0.35%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges         0.45%             8.15%              9.88%
    Highest contract charges           1.40%             8.57%              8.84%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         0.45%             7.10%              1.70%
    Highest contract charges           1.40%             6.97%              0.74%
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges         0.45%             4.73%              8.66%
    Highest contract charges           1.40%             4.90%              7.63%
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges         0.45%             4.82%             17.43%
    Highest contract charges           1.40%             4.26%             16.32%
    Remaining contract charges           --                --                 --
MFS STRATEGIC INCOME SERIES
 2007  Lowest contract charges         0.45%             4.86%              3.22%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges         0.45%             4.67%              6.19%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         0.45%             5.81%              1.43%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges         0.45%             4.33%              7.25%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges         0.45%             2.68%              9.88%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
LEHMAN BROTHERS SHORT DURATION
 BOND PORTFOLIO
 2007  Lowest contract charges         25,002    $14.875593        $371,914
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2006  Lowest contract charges         38,067     14.262173         542,915
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2005  Lowest contract charges         61,926     13.748814         851,409
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2004  Lowest contract charges         61,241     13.614332         833,754
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2003  Lowest contract charges         71,142     13.569986         965,393
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
NEUBERGER BERMAN AMT PARTNERS
 PORTFOLIO
 2007  Lowest contract charges         68,815     23.073442       1,587,805
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2006  Lowest contract charges        107,585     21.198371       2,280,631
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2005  Lowest contract charges        120,703     18.971704       2,289,939
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2004  Lowest contract charges        117,208     16.144003       1,892,213
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2003  Lowest contract charges         95,132     13.630397       1,296,687
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
PIONEER FUND VCT PORTFOLIO
 2007  Lowest contract charges         62,926     13.192397         830,140
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2006  Lowest contract charges         78,178     12.622213         986,776
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2005  Lowest contract charges        104,909     10.871085       1,140,479
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2004  Lowest contract charges        117,566     10.285190       1,209,192
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --

                                                     INVESTMENT
                                     EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                          RATIO*           RATIO**           RETURN***
-------------------------------  ----------------------------------------------------
LEHMAN BROTHERS SHORT DURATION
 BOND PORTFOLIO
 2007  Lowest contract charges         0.45%             2.63%              4.30%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges         0.45%             2.68%              3.73%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         0.45%             2.89%              0.99%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges         0.45%             3.33%              0.33%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges         0.45%             4.35%              1.96%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
NEUBERGER BERMAN AMT PARTNERS
 PORTFOLIO
 2007  Lowest contract charges         0.45%             0.64%              8.85%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges         0.45%             0.68%             11.74%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         0.45%             0.97%             17.52%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges         0.45%             0.01%             18.44%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges         0.45%               --              34.48%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
PIONEER FUND VCT PORTFOLIO
 2007  Lowest contract charges         0.45%             1.20%              4.52%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges         0.45%             1.32%             16.11%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         0.45%             1.34%              5.70%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges         0.04%               --               2.85%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
DWS INTERNATIONAL VIP FUND
 2007  Lowest contract charges         85,382    $24.884796      $2,124,721
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2006  Lowest contract charges         99,306     22.022791       2,187,011
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2005  Lowest contract charges        126,175     17.737135       2,237,985
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2004  Lowest contract charges        149,687     15.483857       2,317,726
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2003  Lowest contract charges        173,160     13.474523       2,333,247
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
PIONEER GROWTH OPPORTUNITIES
 VCT PORTFOLIO
 2007  Lowest contract charges         61,928     20.403279       1,263,530
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2006  Lowest contract charges        163,698     21.317943       3,489,714
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2005  Lowest contract charges        196,463     20.279087       3,984,080
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2004  Lowest contract charges        279,244     19.093796       5,331,834
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2003  Lowest contract charges        204,336     15.679402       3,203,873
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
VAN ECK WORLDWIDE BOND FUND
 2007  Lowest contract charges         18,699     17.913669         334,965
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2006  Lowest contract charges          8,312     16.401695         136,326
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2005  Lowest contract charges         16,043     15.472974         248,235
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2004  Lowest contract charges         17,459     16.028761         279,840
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2003  Lowest contract charges         19,715     14.751171         290,817
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --

                                                     INVESTMENT
                                     EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                          RATIO*           RATIO**           RETURN***
-------------------------------  ----------------------------------------------------
DWS INTERNATIONAL VIP FUND
 2007  Lowest contract charges         1.40%             2.47%             13.00%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges         1.40%             1.89%             24.16%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         1.40%             1.61%             14.55%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges         1.40%             1.32%             14.91%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges         1.40%             0.79%             25.99%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
PIONEER GROWTH OPPORTUNITIES
 VCT PORTFOLIO
 2007  Lowest contract charges         0.45%               --              (4.29)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges         0.45%               --               5.12%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         0.45%               --               6.21%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges         0.45%               --              21.78%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges         0.45%               --              42.30%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
VAN ECK WORLDWIDE BOND FUND
 2007  Lowest contract charges         0.45%             6.04%              9.22%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges         0.45%             9.98%              6.00%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         0.45%             7.83%             (3.47)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges         0.45%             8.56%              8.66%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges         0.45%             1.57%             17.63%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
VAN ECK WORLDWIDE HARD ASSETS
 FUND
 2007  Lowest contract charges         43,561    $37.429332      $1,630,475
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2006  Lowest contract charges         42,494     25.865846       1,099,132
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2005  Lowest contract charges         58,788     20.870747       1,226,947
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2004  Lowest contract charges         23,066     13.822619         318,838
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2003  Lowest contract charges         42,685     11.199452         478,043
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
WELLS FARGO ADVANTAGE VT ASSET
 ALLOCATION FUND
 2007  Lowest contract charges        234,549     12.969137       3,041,891
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2006  Lowest contract charges        326,013     12.223451       3,985,008
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2005  Lowest contract charges        423,871     11.053892       4,685,428
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2004  Lowest contract charges        574,132     10.677256       6,130,153
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2003  Lowest contract charges        615,596      9.902564       6,095,976
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
WELLS FARGO ADVANTAGE VT TOTAL
 RETURN BOND FUND
 2007  Lowest contract charges        448,291     18.388348       8,243,330
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2006  Lowest contract charges        541,738     17.560060       9,512,955
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2005  Lowest contract charges        764,975     17.147111      13,117,103
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2004  Lowest contract charges        933,668     17.060360      15,928,709
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2003  Lowest contract charges      1,238,102     16.572652      20,518,622
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --

                                                     INVESTMENT
                                     EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                          RATIO*           RATIO**           RETURN***
-------------------------------  ----------------------------------------------------
VAN ECK WORLDWIDE HARD ASSETS
 FUND
 2007  Lowest contract charges         0.45%             0.11%             44.71%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges         0.45%             0.06%             23.93%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         0.44%             0.14%             50.99%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges         0.45%             0.39%             23.42%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges         0.45%             0.33%             44.43%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
WELLS FARGO ADVANTAGE VT ASSET
 ALLOCATION FUND
 2007  Lowest contract charges         1.40%             2.16%              6.10%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges         1.40%             2.26%             10.58%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         1.40%             2.01%              3.53%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges         1.40%             2.02%              7.82%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges         1.40%             1.60%             20.40%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
WELLS FARGO ADVANTAGE VT TOTAL
 RETURN BOND FUND
 2007  Lowest contract charges         1.40%             4.57%              4.72%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges         1.40%             4.36%              2.41%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         1.40%             3.68%              0.51%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges         1.40%             3.30%              2.94%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges         1.40%             4.25%              6.91%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT EQUITY
 INCOME FUND
 2007  Lowest contract charges      1,091,542    $21.308769     $23,259,413
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2006  Lowest contract charges      1,371,299     21.020751      28,825,735
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2005  Lowest contract charges      1,852,216     17.981333      33,305,302
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2004  Lowest contract charges      2,455,228     17.304616      42,486,775
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2003  Lowest contract charges      3,199,409     15.797838      50,543,742
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
WELLS FARGO ADVANTAGE VT C&B
 LARGE CAP VALUE FUND
 2007  Lowest contract charges         62,254     11.571642         720,377
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2006  Lowest contract charges         81,403     11.874027         966,581
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2005  Lowest contract charges        100,313      9.860440         989,132
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2004  Lowest contract charges        100,484      9.698295         974,522
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2003  Lowest contract charges        112,455      8.842539         994,393
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --

                                                     INVESTMENT
                                     EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                          RATIO*           RATIO**           RETURN***
-------------------------------  ----------------------------------------------------
WELLS FARGO ADVANTAGE VT EQUITY
 INCOME FUND
 2007  Lowest contract charges         1.40%             1.48%              1.37%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges         1.40%             1.51%             16.90%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         1.40%             1.40%              3.91%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges         1.40%             1.49%              9.54%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges         1.40%             1.54%             24.46%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
WELLS FARGO ADVANTAGE VT C&B
 LARGE CAP VALUE FUND
 2007  Lowest contract charges         1.40%             1.01%             (2.55)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges         1.40%             1.40%             20.42%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         1.40%             0.78%              1.67%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges         1.40%             1.58%              9.68%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges         1.40%             1.66%             23.82%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE
 COMPANY CORE FUND
 2007  Lowest contract charges         17,345     $7.866835        $136,447
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2006  Lowest contract charges         26,810      7.797779         209,056
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2005  Lowest contract charges         47,358      6.838191         323,845
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2004  Lowest contract charges         55,582      7.093477         394,271
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2003  Lowest contract charges         73,660      6.637365         488,910
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
WELLS FARGO ADVANTAGE VT
 INTERNATIONAL CORE FUND
 2007  Lowest contract charges         18,129     11.234586         203,672
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2006  Lowest contract charges         13,175     10.112017         133,226
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2005  Lowest contract charges         15,652      8.488320         132,855
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2004  Lowest contract charges         21,964      7.847984         172,371
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2003  Lowest contract charges         17,817      7.259319         129,340
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --

                                                     INVESTMENT
                                     EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                          RATIO*           RATIO**           RETURN***
-------------------------------  ----------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE
 COMPANY CORE FUND
 2007  Lowest contract charges         1.40%               --               0.89%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges         1.41%             0.56%             14.03%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         1.40%             0.52%             (3.60)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges         1.40%               --               6.87%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges         1.40%               --              21.87%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
WELLS FARGO ADVANTAGE VT
 INTERNATIONAL CORE FUND
 2007  Lowest contract charges         1.40%             0.01%             11.10%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges         1.40%             1.57%             19.13%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         1.40%             1.75%              8.16%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges         1.40%             0.26%              8.11%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges         1.39%             0.35%             29.63%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE
 COMPANY GROWTH FUND
 2007  Lowest contract charges        429,025    $19.162188      $8,221,062
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2006  Lowest contract charges        565,778     18.057684      10,216,652
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2005  Lowest contract charges        857,865     17.892274      15,349,159
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2004  Lowest contract charges      1,180,870     17.166094      20,270,917
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2003  Lowest contract charges      1,476,431     16.859256      24,891,535
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
WELLS FARGO ADVANTAGE VT SMALL
 CAP GROWTH FUND
 2007  Lowest contract charges        185,191     17.574798       3,254,692
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2006  Lowest contract charges        251,528     15.659658       3,938,846
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2005  Lowest contract charges        316,648     12.936868       4,096,428
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2004  Lowest contract charges        437,935            --              --
    Highest contract charges               --     12.348369       5,407,787
    Remaining contract charges             --            --              --
 2003  Lowest contract charges        571,239            --              --
    Highest contract charges               --     11.006923       6,287,584
    Remaining contract charges

                                                     INVESTMENT
                                     EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                          RATIO*           RATIO**           RETURN***
-------------------------------  ----------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE
 COMPANY GROWTH FUND
 2007  Lowest contract charges         1.40%               --               6.12%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges         1.40%               --               0.92%
    Highest contract charges             --                --                 --
    Remaining contract charges           --              0.18%                --
 2005  Lowest contract charges         1.40%               --               4.23%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges         1.40%               --               1.82%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges         1.40%               --              24.53%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
WELLS FARGO ADVANTAGE VT SMALL
 CAP GROWTH FUND
 2007  Lowest contract charges         1.40%               --              12.23%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges         1.40%               --              21.05%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         1.40%               --               4.77%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --                --                 --
    Highest contract charges           1.40%               --              12.19%
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges           --                --                 --
    Highest contract charges           1.40%               --              40.29%
    Remaining contract charges                                                --

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT
 DISCOVERY FUND
 2007  Lowest contract charges         38,155    $28.236983      $1,077,392
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2006  Lowest contract charges         31,213     23.187850         723,771
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2005  Lowest contract charges         33,735     20.317107         685,394
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --

                                                     INVESTMENT
                                     EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                          RATIO*           RATIO**           RETURN***
-------------------------------  ----------------------------------------------------
WELLS FARGO ADVANTAGE VT
 DISCOVERY FUND
 2007  Lowest contract charges         0.45%               --              21.78%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges         0.45%               --              14.13%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         0.44%               --              20.94%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --

* This represents the annualized contract expenses of the Account for the year indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the Funds and charges made directly to contract owner accounts through the redemption of units.

** These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying mutual fund, net of management fees assessed by the Fund's manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Fund in which the Sub-Accounts invest.

*** This represents the total return for the year indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the year indicated or from the effective date through the end of the reporting period.

#  Rounded unit values.

     Summary of the Account's expense charges, including Mortality and Expense Risk Charges, Administrative Charges, Riders (if applicable) and Annual Maintenance Fees assessed. These fees are either assessed as a direct reduction in unit values or through a redemption of units for all contracts contained within the Account.

MORTALITY AND EXPENSE RISK CHARGES:

     The Company will charge an expense ranging from 0.45% to 1.40% of the contract's value for administrative services provided by the Company.

     These charges are a reduction in unit values.

ADMINISTRATIVE CHARGES:

     The Company will charge an expense ranging from 0.10% to 0.15% of the contract's value for annual fund operating expenses provided for by the Company.

     These charges are a reduction in unit values.

RIDERS:

     The Company will charge an expense for various Rider charges, such as Enhanced Death Benefit charge of 0.45%, and Guaranteed Payout Plan charge of 0.35%.

     These charges are a redemption of units.

ANNUAL MAINTENANCE FEE:

     An annual maintenance fee ranging from $30 to $35 may be deducted from the contract's value each contract year. However, this fee is not applicable to contracts with values of $25,000 or more, as determined on the most recent contract anniversary. These expenses are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

     These charges are a redemption of units.

UNION SECURITY INSURANCE COMPANY

2007 ANNUAL REPORT

For the fiscal year ended December 31, 2007 with Report of Independent Registered Public Accounting Firm

                        UNION SECURITY INSURANCE COMPANY
                       CONSOLIDATED FINANCIAL STATEMENTS
                               DECEMBER 31, 2007

                                    CONTENTS

Report of Independent Registered Public Accounting Firm                      F-2
Consolidated Balance Sheets                                                  F-3
Consolidated Statements of Operations                                        F-4
Consolidated Statements of Changes in Shareholder's Equity                   F-5
Consolidated Statements of Cash Flows                                        F-6
Notes to Consolidated Financial Statements                                   F-7

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of Union Security Insurance Company:

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of operations, changes in stockholder's equity and cash flows present fairly, in all material respects, the financial position of Union Security Insurance Company and its subsidiaries (the Company), an indirect wholly-owned subsidiary of Assurant, Inc. at December 31, 2007 and 2006, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2007 in conformity with accounting principles generally accepted in the United States of America. These consolidated financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these consolidated financial statements based on our audits. We conducted our audits of these statements in accordance with standards of the Public Company Accounting Oversight Board (United States), which require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall consolidated financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
February 29, 2008
Minneapolis, Minnesota

                        UNION SECURITY INSURANCE COMPANY
                          CONSOLIDATED BALANCE SHEETS
                         AT DECEMBER 31, 2007 AND 2006

                                  DECEMBER 31,
                                      2007                     DECEMBER 31,
                                                                   2006
                                    (IN THOUSANDS EXCEPT NUMBER OF SHARES
                                           AND PER SHARE AMOUNTS)
--------------------------------------------------------------------------------
ASSETS
 Investments:
 Fixed maturity securities
  available for sale, at
  fair value (amortized
  cost - - $2,611,076 in
  2007 and $2,823,347 in
  2006)                             $2,654,969                   $2,915,346
 Equity securities
  available for sale, at
  fair value (cost --
  $303,785 in 2007 and
  $316,087 in 2006)                    268,672                      320,010
 Commercial mortgage loans
  on real estate at
  amortized cost                       822,184                      750,283
 Policy loans                            7,724                        7,840
 Short-term investments                 44,092                       48,141
 Collateral held under
  securities lending                   240,049                      176,937
 Other investments                      74,781                       87,323
                                  ------------                 ------------
          TOTAL INVESTMENTS          4,112,471                    4,305,880
                                  ------------                 ------------
 Cash and cash equivalents              32,832                       75,233
 Premiums and accounts
  receivable, net                      106,229                       98,598
 Reinsurance recoverables            1,312,268                    1,303,620
 Due from affiliates                     6,381                       19,306
 Accrued investment income              42,352                       46,332
 Deferred acquisition costs             50,575                       63,571
 Property and equipment, at
  cost less accumulated
  depreciation                             298                          577
 Deferred income taxes, net             60,624                       41,267
 Goodwill                              156,817                      156,817
 Value of business acquired             22,816                       26,667
 Other assets                           36,378                       38,153
 Assets held in separate
  accounts                           2,867,617                    3,020,811
                                  ------------                 ------------
               TOTAL ASSETS         $8,807,658                   $9,196,832
                                  ------------                 ------------
LIABILITIES
 Future policy benefits and
  expenses                          $2,675,363                   $2,735,515
 Unearned premiums                      40,147                       38,945
 Claims and benefits
  payable                            1,840,353                    1,855,299
 Commissions payable                    15,507                       16,188
 Reinsurance balances
  payable                                2,706                        3,143
 Funds held under
  reinsurance                              118                          107
 Deferred gains on disposal
  of businesses                        134,607                      158,155
 Obligations under
  securities lending                   240,049                      176,937
 Accounts payable and other
  liabilities                          208,691                      229,762
 Income taxes payable                    1,459                       62,706
 Liabilities related to
  separate accounts                  2,867,617                    3,020,811
                                  ------------                 ------------
          TOTAL LIABILITIES          8,026,617                    8,297,568
                                  ------------                 ------------
COMMITMENTS AND
 CONTINGENCIES (NOTE 16)
STOCKHOLDER'S EQUITY
 Common stock, par value $5
  per share, 1,000,000
  shares authorized,
  issued, and outstanding                5,000                        5,000
 Additional paid-in capital            545,635                      545,635
 Retained earnings                     224,710                      286,350
 Accumulated other
  comprehensive income                   5,696                       62,279
                                  ------------                 ------------
 TOTAL STOCKHOLDER'S EQUITY            781,041                      899,264
                                  ------------                 ------------
      TOTAL LIABILITIES AND
       STOCKHOLDER'S EQUITY         $8,807,658                   $9,196,832
                                  ------------                 ------------

      SEE THE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

                        UNION SECURITY INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF OPERATIONS
                  YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005

                                      YEARS ENDED DECEMBER 31,
                             2007               2006               2005
                                           (IN THOUSANDS)
--------------------------------------------------------------------------------
REVENUES
 Net earned premiums
  and other
  considerations           $1,259,930         $1,366,820         $1,710,771
 Net investment income        286,235            286,974            293,910
 Net realized (losses)
  gains on investments        (28,219)             8,490             (1,651)
 Amortization of
  deferred gains on
  disposal of
  businesses                   23,548             14,929             33,098
 Fees and other income         16,395             73,183             10,427
                         ------------       ------------       ------------
         TOTAL REVENUES     1,557,889          1,750,396          2,046,555
                         ------------       ------------       ------------
BENEFITS, LOSSES AND
 EXPENSES
 Policyholder benefits        934,609          1,023,627          1,291,384
 Amortization of
  deferred acquisition
  costs and value of
  business acquired            43,575             46,375             78,258
 Underwriting, general
  and administrative
  expenses                    383,106            427,186            492,150
                         ------------       ------------       ------------
 TOTAL BENEFITS, LOSSES
           AND EXPENSES     1,361,290          1,497,188          1,861,792
                         ------------       ------------       ------------
 Income before
  provision for income
  taxes                       196,599            253,208            184,763
 Provision for income
  taxes                        57,121            106,576             68,792
                         ------------       ------------       ------------
             NET INCOME      $139,478           $146,632           $115,971
                         ------------       ------------       ------------

      SEE THE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

                        UNION SECURITY INSURANCE COMPANY
           CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY
                  YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005

                                                                                            ACCUMULATED
                                                                                               OTHER
                                                                                           COMPREHENSIVE
                                     COMMON            ADDITIONAL                          INCOME (LOSS)
                                     STOCK              PAID-IN         RETAINED
                                                        CAPITAL         EARNINGS                                    TOTAL
                                                                       (IN THOUSANDS)
---------------------------------------------------------------------------------------------------------------------------------
Balance, January 1, 2005             $5,000             $516,873         $389,132             $172,675            $1,083,680
  Dental mergers                         --               25,599            9,825                   34                35,458
  Dividends                              --                   --         (180,000)                  --              (180,000)
  Comprehensive income:
   Net income                            --                   --          115,971                   --               115,971
   Other comprehensive income:
    Net change in unrealized
     gains on securities, net
     of taxes                            --                   --               --              (53,480)              (53,480)
    Net change in foreign
     currency translation, net
     of taxes                            --                   --               --                  300                   300
                                                                                                                  ----------
    Total other comprehensive
     loss                                                                                                            (53,180)
                                                                                                                  ----------
  Total comprehensive income                                                                                          62,791
                                     ------            ---------        ---------            ---------            ----------
    BALANCE, DECEMBER 31, 2005        5,000              542,472          334,928              119,529             1,001,929
  Dividends                              --                   --         (210,000)                  --              (210,000)
  Transfer of Canadian
   operations                            --                5,824           14,790              (18,956)                1,658
  Capital contribution                   --                   10               --                   --                    10
  Other                                  --               (2,671)              --                   --                (2,671)
  Comprehensive income:
   Net income                            --                   --          146,632                   --               146,632
   Other comprehensive income:
    Net change in unrealized
     gains on securities, net
     of taxes                            --                   --               --              (38,445)              (38,445)
    Net change in foreign
     currency translation, net
     of taxes                            --                   --               --                  151                   151
                                                                                                                  ----------
    Total other comprehensive
     loss                                                                                                            (38,294)
                                                                                                                  ----------
  Total comprehensive income                                                                                         108,338
                                     ------            ---------        ---------            ---------            ----------
    BALANCE, DECEMBER 31, 2006        5,000              545,635          286,350               62,279               899,264
  Dividends                              --                   --         (197,000)                  --              (197,000)
  Cumulative effect of change
   in accounting principle
   (Note 2)                              --                   --           (4,118)                  --                (4,118)
  Comprehensive income:
   Net income                            --                   --          139,478                   --               139,478
   Other comprehensive income:
    Net change in unrealized
     gains on securities, net
     of taxes                            --                   --               --              (56,642)              (56,642)
    Net change in foreign
     currency translation, net
     of taxes                            --                   --               --                   59                    59
                                                                                                                  ----------
    Total other comprehensive
     loss                                                                                                            (56,583)
                                                                                                                  ----------
  Total comprehensive income                                                                                          82,895
                                     ------            ---------        ---------            ---------            ----------
    BALANCE, DECEMBER 31, 2007       $5,000             $545,635         $224,710               $5,696              $781,041
                                     ------            ---------        ---------            ---------            ----------

      SEE THE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

                        UNION SECURITY INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005

                                                    YEARS ENDED DECEMBER 31,
                                             2007             2006             2005
                                                         (IN THOUSANDS)
-------------------------------------------------------------------------------------------
OPERATING ACTIVITIES
 Net income                                 $139,478         $146,632         $115,971
 Adjustments to reconcile net income to
  net cash provided by operating
  activities:
 Change in reinsurance recoverables           (8,648)         (42,590)         (22,919)
 Change in premiums and accounts
  receivable                                  (2,976)         (25,271)           2,370
 Depreciation and amortization                 2,124            1,519            2,293
 Change in deferred acquisition costs
  and value of business acquired              10,512           18,501             (213)
 Change in accrued investment income           3,980             (476)             655
 Change in insurance policy reserves and
  expenses                                   (73,896)         (18,203)         162,000
 Change in accounts payable and other
  liabilities                                (13,212)            (339)         (11,301)
 Change in commissions payable                  (681)          (3,393)           2,978
 Change in reinsurance balances payable         (437)          (7,386)           3,802
 Change in funds held under reinsurance           11               11                3
 Amortization of deferred gains on
  disposal of businesses                     (23,548)         (14,929)         (33,098)
 Change in income taxes                      (47,888)          66,750           22,239
 Net realized losses (gains) on
  investments                                 28,219           (8,490)           1,651
 Other                                           302            8,919            7,837
                                          ----------       ----------       ----------
          NET CASH PROVIDED BY OPERATING
                              ACTIVITIES      13,340          121,255          254,268
                                          ----------       ----------       ----------
INVESTING ACTIVITIES
 Sales of:
 Fixed maturity securities available for
  sale                                       382,557          670,674          499,575
 Equity securities available for sale        116,117          153,615           56,683
 Property and equipment                           --               26               --
 Maturities, prepayments, and scheduled
  redemption of:
 Fixed maturity securities available for
  sale                                       208,303          158,376          253,806
 Purchase of:
 Fixed maturity securities available for
  sale                                      (394,138)        (702,666)        (745,141)
 Equity securities available for sale       (116,049)        (198,150)         (74,251)
 Property and equipment                          (25)              --              (22)
 Change in other investments                  12,542          (26,299)         (12,004)
 Change in commercial mortgage loans on
  real estate                                (72,213)          (8,312)         (62,152)
 Change in short-term investments              4,049           31,206          (15,324)
 Change in collateral held under
  securities lending                         (63,112)         207,204          (51,865)
 Change in policy loans                          116              562              225
                                          ----------       ----------       ----------
NET CASH PROVIDED BY (USED IN) INVESTING
                              ACTIVITIES     $78,147         $286,236        $(150,470)
                                          ----------       ----------       ----------
FINANCING ACTIVITIES
 Net cash received from transfer of
  Canadian operations                           $ --          $65,894             $ --
 Dividends paid                             (197,000)        (210,000)        (180,000)
 Change in obligation under securities
  lending                                     63,112         (207,204)          51,865
 Contributed capital                              --               10               --
                                          ----------       ----------       ----------
 NET CASH (USED IN) FINANCING ACTIVITIES   $(133,888)       $(351,300)        (128,135)
                                          ----------       ----------       ----------
 Change in cash and cash equivalents         (42,401)          56,191          (24,337)
 Cash and cash equivalents at beginning
  of period                                   75,233           19,042           43,379
                                          ----------       ----------       ----------
 Cash and cash equivalents at end of
  period                                     $32,832          $75,233          $19,042
                                          ----------       ----------       ----------
 Supplemental information:
 Income taxes paid (net of refunds)         $104,754          $39,446          $45,964
 Supplemental schedule of non-cash
  investing activities:
 Non-cash activities:
 Foreign currency translation                    $59             $151             $300

      SEE THE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

UNION SECURITY INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
DECEMBER 31, 2007, 2006 AND 2005
(IN THOUSANDS EXCEPT SHARE DATA)

--------------------------------------------------------------------------------

1. NATURE OF OPERATIONS

Union Security Insurance Company (the "Company") is a provider of life and health insurance products including group disability insurance, group dental insurance, group life insurance, small employer group health insurance and pre-funded funeral insurance ("preneed"). The Company is an indirect wholly-owned subsidiary of Assurant, Inc. (the "Parent"). The Parent's common stock is traded on the New York Stock Exchange under the symbol AIZ.

The Company was redomesticated to Iowa from Minnesota in 2004. The Company distributes its products in all states except New York.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"). Amounts are presented in United States of America ("U.S.") dollars and all amounts are in thousands, except for number of shares.

PRINCIPLES OF CONSOLIDATION

The consolidated financial statements include the accounts of the Company and all of its wholly-owned subsidiaries. All significant inter-company transactions and balances are eliminated in consolidation.

USE OF ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. The most significant items on the Company's balance sheet affected by the use of estimates are investments, reinsurance recoverables, deferred acquisition costs ("DAC"), deferred income taxes, goodwill, valuation of business acquired ("VOBA"), future policy benefits and expenses, unearned premiums, claims and benefits payable, deferred gain on disposal of businesses, and commitments and contingencies. The estimates are sensitive to market conditions, investment yields, mortality, morbidity, commissions and other acquisition expenses, policyholder behavior and other factors. Actual results could differ from the estimates reported. The Company believes the amounts reported are reasonable and adequate.

COMPREHENSIVE INCOME

Comprehensive income is comprised of net income, unrealized gains and losses on foreign currency translation and unrealized gains and losses on securities classified as available for sale, less deferred income taxes.

RECLASSIFICATIONS

Certain prior period amounts have been reclassified to conform to the 2007 presentation.

REVENUE RECOGNITION

The Company recognizes revenue when realized or realizable and earned. Revenue generally is realized or realizable and earned when persuasive evidence of an arrangement exists, delivery has occurred or services have been rendered, the price is fixed or determinable, and collectibility is reasonably assured.

FOREIGN CURRENCY TRANSLATION

For those foreign affiliates where the foreign currency is the functional currency, unrealized foreign currency translation gains and losses net of deferred income taxes have been reflected in "accumulated other comprehensive income."

INVESTMENTS

Fixed maturity and equity securities are classified as available-for-sale and reported at fair value. If the fair value is higher than the amortized cost for fixed maturity securities or the purchase cost for equity securities, the excess is an unrealized gain; and, if lower than cost, the difference is an unrealized loss. The net unrealized gains and losses, less deferred income taxes, are included in accumulated other comprehensive income.

Commercial mortgage loans on real estate are reported at unpaid balances, adjusted for amortization of premium or discount, less allowance for losses. The allowance is based on management's analysis of factors including actual loan loss experience, specific events based on geographical, political or economic conditions, industry experience and individually impaired loan loss analysis. A loan is considered individually impaired when it becomes probable that the Company will be unable to collect all amounts due, including principal and interest. Changes in the allowance for loan losses are recorded in net realized gains and losses on investments.

Policy loans are reported at unpaid principal balances, which do not exceed the cash surrender value of the underlying policies.

Short-term investments include all investment cash and short maturity investments. These amounts are reported at cost, which approximates fair value.

Collateral held under securities lending and the obligation under securities lending are reported at cost, which approximates fair value.

Other investments consist primarily of investments in joint ventures and partnerships. The joint ventures and partnerships are valued according to the equity method of accounting.

The Company monitors its investment portfolio to identify investments that may be other-than-temporarily impaired. In addition, securities whose market price is equal to 85% or less of their original purchase price are added to the impairment watch-list, which is discussed at quarterly meetings attended by members of the Company's investment, accounting and finance departments. Any security whose price decrease is deemed other-than-temporary is written down to its then current market level with the amount of the write-down reported as a realized loss in that period. Assessment factors include, but are not limited to, the length of time and the extent to which the market value has been less than cost, the financial condition and rating of the issuer, whether any collateral is held and the intent and ability of the Company to retain the investment for a period of time sufficient to allow for recovery. Realized gains and losses on sales of investments are recognized on the specific identification basis.

Investment income is recorded as earned net of investment expenses. The interest method is used to recognize interest income on commercial mortgage loans.

The Company anticipates prepayments of principal in the calculation of the effective yield for mortgage-backed securities and structured securities. The majority of the Company's mortgage-backed securities and structured securities are of high credit quality. The retrospective method is used to adjust the effective yield.

CASH AND CASH EQUIVALENTS

The Company considers cash on hand, all operating cash and working capital cash to be cash equivalents. These amounts are carried principally at cost, which approximates fair value. Cash balances are reviewed at the end of each reporting period to determine if negative cash balances exist. If negative cash balances do exist, the cash accounts are netted with other positive cash accounts of the same bank provided the right of offset exists between the accounts. If the right of offset does not exist, the negative cash balances are reclassified to accounts payable.

RECEIVABLES

The Company records a receivable when revenue has been recognized but the cash has not been collected. The Company maintains allowances for doubtful accounts, if necessary, for probable losses resulting from the inability to collect payments.

REINSURANCE

Reinsurance recoverables include amounts related to paid benefits and estimated amounts related to unpaid policy and contract claims, future policyholder benefits and policyholder contract deposits. The cost of reinsurance is recognized over the terms of the underlying reinsured policies using assumptions consistent with those used to account for the policies. Amounts recoverable from reinsurers are estimated in a manner consistent with claim and claim adjustment expense reserves or future policy benefits reserves and are reported in the consolidated balance sheets. The cost of reinsurance related to long-duration contracts is recognized over the life of the underlying reinsured policies. The ceding of insurance does not discharge the Company's primary liability to insureds. An allowance for doubtful accounts is recorded, if necessary, on the basis of periodic evaluations of balances due from reinsurers, reinsurer solvency, management's experience, and current economic conditions.

Funds held under reinsurance represent amounts contractually held from assuming companies in accordance with reinsurance agreements.

Reinsurance balances payable include amounts related to ceded premiums and estimated amounts related to assumed paid or incurred losses, which are reported based upon ceding entities' estimations. Reinsurance premiums assumed are calculated based upon payments received from ceding companies together with accrual estimates, which are based on both payments received and in force policy information received from ceding companies. Any subsequent differences arising on such estimates are recorded in the period in which they are determined.

INCOME TAXES

The Company reports its taxable income in a consolidated federal income tax return along with other affiliated subsidiaries of the Parent. Income tax expense or benefit is allocated among the affiliated subsidiaries by applying corporate income tax rates to taxable income or loss determined on a separate return basis according to a tax allocation agreement.

Current federal income taxes are charged to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income taxes are recognized for temporary differences between the financial reporting basis and income tax basis of assets and liabilities, based on enacted tax laws and statutory tax rates applicable to the periods in which we expect the temporary differences to reverse. The Company is required to establish a valuation allowance for any portion of the deferred tax assets that management believes will not be realized. In the opinion of management, it is more likely than not that the Company will realize the benefit of the deferred tax assets and, therefore, no such valuation allowance has been established.

The Company classifies net interest expense and any applicable penalties as a component of income tax expense.

DEFERRED ACQUISITION COSTS

The costs of acquiring new business that vary with and are primarily related to the production of new business are deferred to the extent that such costs are deemed recoverable from future premiums or gross profits. Acquisition costs primarily consist of commissions, policy issuance expenses, and certain direct marketing expenses.

Premium deficiency testing is performed annually and reviewed quarterly. Such testing involves the use of best estimate assumptions including the anticipation of interest income to determine if anticipated future policy premiums are adequate to recover all DAC and related claims, benefits and expenses. To the extent a premium deficiency exists, it is recognized immediately by a charge to the statement of operations and a corresponding reduction in DAC. If the premium deficiency is greater than unamortized DAC, a liability will be accrued for the excess deficiency.

Long Duration Contracts

Acquisition costs for preneed life insurance policies and life insurance policies no longer offered are deferred and amortized in proportion to anticipated premiums over the premium-paying period. These acquisition costs consist primarily of first year commissions paid to agents and sales and policy issue costs.

Acquisition costs relating to worksite group life and disability consist primarily of first year commissions to brokers and one-time policy transfer fees and costs of issuing new certificates. These acquisition costs are front-end loaded, thus they are deferred and amortized over the estimated terms of the underlying contracts.

For preneed investment type annuities and universal life and investment-type annuities no longer offered, DAC is amortized in proportion to the present value of estimated gross margins or profits from investment, mortality, expense margins and surrender charges over the estimated life of the policy or contract. The assumptions used for the estimates are consistent with those used in computing the policy or contract liabilities.

Acquisition costs on Fortis Financial Group ("FFG") and Long-Term Care ("LTC") disposed businesses were written off when the businesses were sold.

Short Duration Contracts

Acquisition costs relating to monthly pay credit insurance business consist mainly of direct marketing costs and are deferred and amortized over the estimated average terms and balances of the underlying contracts.

Acquisition costs relating to group term life, group disability and group dental consist primarily of compensation to sales representatives. These acquisition costs are front-end loaded; thus, they are deferred and amortized over the estimated terms of the underlying contracts.

Acquisition costs on all small group medical contracts consist primarily of commissions to agents and brokers and compensation to representatives. These contracts are considered short duration because the terms of the contract are not fixed at issue and they are not guaranteed renewable. As a result, these costs are not deferred, but rather they are recorded in the consolidated statement of operations in the period in which they are incurred.

PROPERTY AND EQUIPMENT

Property and equipment are reported at cost less accumulated depreciation. Depreciation is calculated on a straight-line basis over estimated useful lives with a maximum of 39.5 years for buildings, a maximum of 7 years for furniture and a maximum of 5 years for equipment. Expenditures for maintenance and repairs are charged to income as incurred. Expenditures for improvements are capitalized and depreciated over the remaining useful life of the asset.

Property and equipment also includes capitalized software costs, which represent costs directly related to obtaining, developing or upgrading internal use software. Such costs are capitalized and amortized using the straight-line method over their estimated useful lives.

GOODWILL

Goodwill represents the excess of acquisition costs over the net fair values of identifiable assets acquired and liabilities assumed in a business combination. Goodwill is deemed to have an indefinite life and is not amortized, but rather tested at least annually for impairment. The goodwill impairment test has two steps. The first identifies potential impairments by comparing the fair value of a reporting unit with its book value, including goodwill. If the fair value of the reporting unit exceeds the carrying amount, goodwill is not impaired and the second step is not required. If the carrying value exceeds the fair value, the second step calculates the possible impairment loss by comparing the implied fair value of goodwill with the carrying amount. If the implied fair value of goodwill is less than the carrying amount, a write down is recorded. The fair value is based on an evaluation of ranges of future discounted earnings, public company trading multiples and acquisitions of similar companies. Certain key assumptions considered include forecasted trends in revenues, operating expenses and effective tax rates.

The Company's 2007 and 2006 impairment tests concluded that goodwill was not impaired.

VALUE OF BUSINESSES ACQUIRED

VOBA is the identifiable intangible asset representing the value of the insurance businesses acquired. The amount is determined using best estimates for mortality, lapse, maintenance expenses and investment returns at date of purchase. The amount determined represents the purchase price paid to the seller for producing the business. Similar to the amortization of DAC, the amortization of VOBA is over the premium payment period for traditional life insurance policies and a small block of limited payment policies. For the remaining limited payment policies, preneed life insurance policies, all universal life policies and annuities, the amortization of VOBA is over the expected lifetime of the policies.

VOBA is tested for recoverability annually. If it is determined that future policy premiums and investment income or gross profits are not adequate to cover related losses or loss expenses, then an expense is recorded in current earnings.

OTHER ASSETS

Other assets include prepaid items and intangible assets. Intangible assets that have finite lives, including customer relationships, customer contracts and other intangible assets, are amortized over their estimated useful lives. Intangible assets deemed to have indefinite useful lives, primarily certain state licenses, are not amortized and are subject to annual impairment tests. An impairment exists if the carrying amount of the indefinite-lived intangible asset exceeds its fair value. For other intangible assets subject to amortization, an impairment is recognized if the carrying amount is not recoverable and exceeds the fair value of the intangible asset.

SEPARATE ACCOUNTS

Assets and liabilities associated with separate accounts relate to premium and annuity considerations for variable life and annuity products for which the contract-holder, rather than the Company, bears the investment risk. Separate account assets (with matching liabilities) are reported at fair value. Revenues and expenses related to the separate account assets and liabilities, to the extent of benefits paid or provided to the separate account policy-holders, are excluded from the amounts reported in the accompanying consolidated statements of operations because the accounts are administered by the reinsurers.

Prior to April 2, 2001, FFG had issued variable insurance products registered as securities under the Securities Act of 1933, as amended. These products featured fixed premiums, a minimum death benefit, and policyholder returns linked to an underlying portfolio of securities. The variable insurance products issued by FFG have been 100% reinsured with The Hartford Financial Services Group Inc. ("The Hartford").

RESERVES

Reserves are established according to GAAP, using generally accepted actuarial methods and are based on a number of factors. These factors include experience derived from historical claim payments and actuarial assumptions to arrive at loss development factors. Such assumptions and other factors include trends, the incidence of incurred claims, the extent to which all claims have been reported, and internal claims processing charges. The process used in computing reserves cannot be exact, particularly for liability coverages, since actual claim costs are dependent upon such complex factors as inflation, changes in doctrines of legal liabilities and damage awards. The methods of making such estimates and establishing the related liabilities are periodically reviewed and updated.

Reserves do not represent an exact calculation of exposure, but instead represent our best estimates, generally involving actuarial projections at a given time, of what we expect the ultimate settlement and administration of a claim or group of claims will cost based on our assessment of facts and circumstances then known. The adequacy of reserves will be impacted by future trends in claims severity, frequency, judicial theories of liability and other factors. These variables are affected by both external and internal events, such as: changes in the economic cycle, changes in the social perception of the value of work, emerging medical perceptions regarding physiological or psychological causes of disability, emerging health issues and new methods of treatment or accommodation, inflation, judicial trends, legislative changes and claims handling procedures.

Many of these items are not directly quantifiable, particularly on a prospective basis. Reserve estimates are refined as experience develops. Adjustments to reserves, both positive and negative, are reflected in the statement of operations in the period in which such estimates are updated. Because establishment of reserves is an inherently uncertain process involving estimates of future losses, there can be no certainty that ultimate losses will not exceed existing claims reserves. Future loss development could require reserves to be increased, which could have a material adverse effect on our earnings in the periods in which such increases are made. However, based on information currently available, we believe our reserve estimates are adequate.

Long Duration Contracts

The Company's long duration contracts include preneed life insurance policies and annuity contracts, traditional life insurance contracts no longer offered and FFG and LTC contracts disposed. Future policy benefits and expense reserves on LTC, life insurance policies and annuity contracts that are no longer offered and the traditional life insurance contracts within FFG are reported at the present value of future benefits to be paid to policyholders and related expenses less the present value of the future net premiums. These amounts are estimated and include assumptions as to the expected investment yield, inflation, mortality, morbidity and withdrawal rates as well as other assumptions that are based on the Company's experience. These assumptions reflect anticipated trends and include provisions for possible unfavorable deviations.

Future policy benefits and expense reserves for preneed investment-type annuities, universal life insurance policies and investment-type annuity contracts no longer offered, and the variable life insurance and investment-type annuity contracts in FFG consist of policy account balances before applicable surrender charges and certain deferred policy initiation fees that are being recognized in income over the terms of the policies. Policy benefits charged to expense during the period include amounts paid in excess of policy account balances and interest credited to policy account balances.

Future policy benefits and expense reserves for preneed life insurance contracts are reported at the present value of future benefits to policyholders and related expenses less the present value of future net premiums. Reserve assumptions are selected using best estimates for expected investment yield, inflation, mortality and withdrawal rates. These assumptions reflect current trends, are based on Company experience and include provisions for possible unfavorable deviations. An unearned revenue reserve is also recorded for these contracts which represents the balance of the excess of gross premiums over net premiums that is still to be recognized in future years' income in a constant relationship to insurance in force.

For worksite group disability, which typically has high front-end costs and is expected to remain in-force for an extended period of time, the case reserves and incurred but not reported ("IBNR") reserves are recorded at an amount equal to the net present value of the expected future claims payments. Worksite group disability reserves are discounted to the valuation date at the valuation interest rate. The valuation interest rate is reviewed quarterly by taking into consideration actual and expected earned rates on our asset portfolio.

Changes in the estimated liabilities are reported as a charge or credit to policyholder benefits as the estimates are revised.

Short Duration Contracts

The Company's short duration contracts include group term life contracts, group disability contracts, medical contracts, dental contracts and credit life and disability contracts. For short duration contracts, claims and benefits payable reserves are recorded when insured events occur. The liability is based on the expected ultimate cost of settling the claims. The claims and benefits payable reserves include (1) case reserves for known but unpaid claims as of the balance sheet date; (2) IBNR reserves for claims where the insured event has occurred but has not been reported to the Company as of the balance sheet date; and (3) loss adjustment expense reserves for the expected handling costs of settling the claims.

For group disability, the case reserves and the IBNR reserves are recorded at an amount equal to the net present value of the expected future claims payments. Group long-term disability and group term life waiver of premiums reserves are discounted to the valuation date at the valuation interest rate. The valuation interest rate is reviewed quarterly by taking into consideration actual and expected earned rates on our asset portfolio. Group long-term disability and group term life reserve adequacy studies are performed annually, and morbidity and mortality assumptions are adjusted where appropriate.

Unearned premium reserves are maintained for the portion of the premiums on short duration contracts that is related to the unexpired period of the policies.

Changes in the estimated liabilities are recorded as a charge or credit to policyholder benefits as estimates are revised.

DEFERRED GAINS ON DISPOSAL OF BUSINESSES

The Company recorded a deferred gain on disposal of businesses utilizing reinsurance. On March 1, 2000, the Parent sold its LTC business using a coinsurance contract. On April 2, 2001, the Parent sold its FFG business using a modified coinsurance contract. Since the form of sale did not discharge the Company's primary liability to the insureds, the gain on these disposals was deferred and reported as a liability. The liability is decreased and recognized as revenue over the estimated life of the contracts' terms. The Company reviews and evaluates the estimates affecting the deferred gain on disposal of businesses annually or when significant information affecting the estimates becomes known to the Company.

PREMIUMS

Long Duration Contracts

Currently, the Company's long duration contracts being sold are preneed life insurance, investment type annuities and worksite group disability and life insurance. The preneed life insurance policies include provisions for death benefit growth that is either pegged to the changes in the Consumer Price Index or determined periodically at the discretion of management. For preneed life insurance policies, revenues are recognized when due from policyholders. For preneed investment-type annuity contracts, revenues consist of charges assessed against policy balances. Revenues are recognized when earned on the worksite group disability and life insurance.

For universal life insurance contracts and investment-type annuity contracts previously sold by the preneed business but no longer offered, revenues consist of charges assessed against policy balances.

Premiums for LTC insurance and traditional life insurance contracts within FFG are recognized as revenue when due from the policyholder. For universal life insurance and investment-type annuity contracts within FFG, revenues consist of charges assessed against policy balances. For the FFG and LTC businesses previously sold, all revenue is ceded.

Short Duration Contracts

The Company's short duration contracts are those on which the Company recognizes revenue on a pro-rata basis over the contract term. The Company's short duration contracts primarily include group term life, group disability, medical, dental, and credit life and disability.

FEES AND OTHER INCOME

The Company derives fee income primarily from providing administrative services. Fee income is recognized when services are performed.

UNDERWRITING, GENERAL AND ADMINISTRATIVE EXPENSES

Underwriting, general and administrative expenses consist primarily of commissions, premium taxes, licenses, fees, amortization of DAC and VOBA, salaries and personnel benefits and other general operating expenses. These expenses are recorded as incurred.

LEASES

The Company records expenses for operating leases on a straight-line basis over the lease term.

CONTINGENCIES

The Company follows SFAS No. 5, ACCOUNTING FOR CONTINGENCIES("FAS 5") which requires the Company to evaluate each contingent matter separately. A contingency loss is recorded if reasonably estimable and probable. The Company establishes reserves for these contingencies at the best estimate, or if no one estimated number within the range of possible losses is more probable than any other, the Company records an estimated reserve at the low end of the estimated range. Contingencies affecting the Company primarily relate to litigation matters which are inherently difficult to evaluate and are subject to significant changes. The Company believes the contingent amounts recorded are adequate and reasonable.

RECENT ACCOUNTING PRONOUNCEMENTS -- ADOPTED

On January 1, 2007, the Company adopted Statement of Position No. 05-1, ACCOUNTING BY INSURANCE ENTERPRISES FOR DEFERRED ACQUISITION COSTS IN CONNECTION WITH MODIFICATIONS OR EXCHANGES OF INSURANCE CONTRACTS, ("SOP 05-1"). SOP 05-1 provides guidance on internal replacements of insurance and investment contracts. An internal replacement is a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract for a new contract or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. Modifications that result in a new contract that is substantially different from the replaced contract are accounted for as an extinguishment of the replaced contract, and the associated unamortized DAC, unearned revenue liabilities and deferred sales inducements from the replaced contract must be reported as an expense immediately. Modifications resulting in a new contract that is substantially the same as the replaced contract are accounted for as a continuation of the replaced contract. Prior to the adoption of the SOP 05-1, certain internal replacements were accounted for as continuations of the replaced contract. Therefore, the accounting policy for certain internal replacements has changed as a result of the adoption of SOP 05-1. At adoption, the Company recognized a $6,335 decrease to deferred acquisition costs, which was accounted for as a $4,118 (after-tax) reduction to the January 1, 2007 balance of retained earnings.

On January 1, 2007, the Company adopted Statement of Financial Accounting Standards ("FAS") No. 155, ACCOUNTING FOR CERTAIN HYBRID FINANCIAL INSTRUMENTS -- AN AMENDMENT OF FASB STATEMENTS NO. 133 AND 140 ("FAS 155"). This statement resolves issues addressed in FAS 133 Implementation Issue No. D1, APPLICATION OF STATEMENT 133 TO BENEFICIAL INTEREST IN SECURITIZED FINANCIAL ASSETS. FAS 155
(a) permits fair value remeasurement for any hybrid financial instrument that contains an embedded derivative that otherwise would require bifurcation; (b) clarifies which interest-only strips and principal-only strips are not subject to the requirements of FAS 133; (c) establishes a requirement to evaluate beneficial interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation; (d) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and (e) eliminates restrictions on a qualifying special-purpose entity's ability to hold passive derivative financial instruments that pertain to beneficial interests that are or contain a derivative financial instrument. FAS 155 also requires presentation within the financial statements that identifies those hybrid financial instruments for which the fair value election has been applied and information on the statement of operations impact of the changes in fair value of those instruments. The adoption of FAS 155 did not have a material impact on the Company's financial position or results of operations.

On January 1, 2007, the Company adopted the provisions of Financial Accounting Statements Board ("FASB") Interpretation No. 48, ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES -- AN INTERPRETATION OF FASB STATEMENT NO. 109 ("FIN 48"). There was no impact as a result of adoption on the Company's January 1, 2007 retained earnings. See Note 4 for further information regarding the adoption of FIN 48.

RECENT ACCOUNTING PRONOUNCEMENTS -- NOT YET ADOPTED

In September 2006, the FASB issued FAS No. 157, FAIR VALUE MEASUREMENTS ("FAS 157"). FAS 157 defines fair value, addresses how companies should measure fair value when they are required to use a fair value measure for recognition or disclosure purposes under GAAP, and expands disclosures about fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Company is required to adopt FAS 157 on January 1, 2008. FAS 157 will be applied prospectively as of January 1, 2008 except for certain financial instruments that were measured at fair value using a transaction price. For these financial instruments, FAS 157 requires limited retrospective adoption and thus the difference between carrying amounts and the fair values of the relevant financial instruments will be shown as a cumulative-effect adjustment to January 1, 2008 retained earnings. Adoption of FAS 157, including the limited retrospective adoption, will not have a material impact on the Company's financial position or results of operations.

In February 2007, the FASB issued FAS No. 159, THE FAIR VALUE OPTION FOR FINANCIAL ASSETS AND FINANCIAL LIABILITIES ("FAS 159"). FAS 159 provides a choice to measure many financial instruments and certain other items at fair value on specified election dates and requires disclosures about the election of the fair value option. Unrealized gains and losses on items for which the fair value option has been elected are reported in earnings. FAS 159 is effective for fiscal years beginning after November 15, 2007. The Company is required to adopt FAS 159 on January 1, 2008. The Company has chosen not to elect the fair value option for any financial or non-financial instruments as of the adoption date thus the adoption of FAS 159 will not have an impact on the Company's financial position or results of operations.

In December 2007, the FASB issued FAS No. 141R, BUSINESS COMBINATIONS ("FAS 141R"). FAS 141R replaces FASB Statement No. 141, BUSINESS COMBINATIONS ("FAS 141"). FAS 141R retains the fundamental requirements in FAS 141 that the purchase method of accounting be used for all business combinations, that an acquirer be identified for each business combination and for goodwill to be recognized and measured as a residual. FAS 141R expands the definition of transactions and events that qualify as business combinations to all transactions and other events in which one entity obtains control over one or more other businesses. FAS 141R broadens the fair value measurement and recognition of assets acquired, liabilities assumed, and interests transferred as a result of business combinations. FAS 141R also increases the disclosure requirements for business combinations in the financial statements. FAS 141R is effective for fiscal periods beginning after December 15, 2008. Therefore, the Company is required to adopt FAS 141R on January 1, 2009. The Company is currently evaluating the requirements of FAS 141R and the potential impact on the Company's financial position and results of operations.

In December 2007, the FASB issued FAS No. 160, NON-CONTROLLING INTEREST IN CONSOLIDATED FINANCIAL STATEMENTS -- AN AMENDMENT OF ARB NO. 51 ("FAS 160"). FAS 160 requires that a non-controlling interest in a subsidiary be separately reported within equity and the amount of consolidated net income attributable to the non-controlling interest be presented in the statement of operations. FAS 160 also calls for consistency in reporting changes in the parent's ownership interest in a subsidiary and necessitates fair value measurement of any non-controlling equity investment retained in a deconsolidation. FAS 160 is effective for fiscal periods beginning after December 15, 2008. Therefore, the Company is required to adopt FAS 160 on January 1, 2009. The Company is currently evaluating the requirements of FAS 160 and the potential impact on the Company's financial position and results of operations.

In February 2008, the FASB issued Financial Statement of Position FAS 157-2 ("FSP FAS 157-2"). FSP FAS 157-2 defers the effective date of FAS 157 for all non-financial assets and non-financial liabilities measured on a non-recurring basis to fiscal years beginning after November 15, 2008, and interim periods within those fiscal years. Therefore, the Company is required to adopt the FAS 157 requirements for its non-financial assets and non-financial liabilities measured on a non-recurring basis on January 1, 2009. The Company is currently evaluating the requirements of FAS 157 for its non-financial assets and non-financial liabilities measured on a non-recurring basis and the potential impact on the Company's financial position and results of operations.

3. INVESTMENTS

The cost or amortized cost, gross unrealized gains and losses and fair value of fixed maturity and equity securities at December 31, 2007 are as follows:

                                                             COST OR            GROSS                GROSS
                                                            AMORTIZED        UNREALIZED            UNREALIZED
                                                              COST              GAINS                LOSSES          FAIR VALUE
---------------------------------------------------------------------------------------------------------------------------------
FIXED MATURITY SECURITIES:
 United States Government and government agencies and
  authorities                                                   $13,039          $2,342                   $(1)            $15,380
 States, municipalities and political subdivisions               46,799           1,271                   (45)             48,025
 Foreign governments                                             82,810           8,562                  (243)             91,129
 Public utilities                                               417,408          12,700                (4,554)            425,554
 Mortgage-backed securities                                     174,815           1,576                (1,071)            175,320
 All other corporate                                          1,876,205          62,729               (39,373)          1,899,561
                                                          -------------       ---------            ----------       -------------
                                  TOTAL FIXED MATURITIES     $2,611,076         $89,180              $(45,287)         $2,654,969
                                                          -------------       ---------            ----------       -------------
EQUITY SECURITIES:
 Non-sinking fund preferred stocks                             $303,785          $1,184              $(36,297)           $268,672
                                                          -------------       ---------            ----------       -------------

The cost or amortized cost, gross unrealized gains and losses and fair value of fixed maturity and equity securities at December 31, 2006 are as follows:

                                                              COST OR            GROSS                 GROSS
                                                             AMORTIZED         UNREALIZED           UNREALIZED
                                                                COST             GAINS                LOSSES          FAIR VALUE
---------------------------------------------------------------------------------------------------------------------------------
FIXED MATURITY SECURITIES:
 United States Government and government agencies and
  authorities                                                    $68,277           $2,838                 $(67)           $71,048
 States, municipalities and political subdivisions                47,800            1,692                  (63)            49,429
 Foreign governments                                              73,985            6,860                 (128)            80,717
 Public utilities                                                457,894           17,497               (4,278)           471,113
 Mortgage-backed securities                                      268,242            1,071               (3,471)           265,842
 All other corporate                                           1,907,149           84,770              (14,722)         1,977,197
                                                            ------------       ----------            ---------       ------------
                                    TOTAL FIXED MATURITIES    $2,823,347         $114,728             $(22,729)        $2,915,346
                                                            ------------       ----------            ---------       ------------
EQUITY SECURITIES:
 Non-sinking fund preferred stocks                              $316,087           $6,387              $(2,464)          $320,010
                                                            ------------       ----------            ---------       ------------

The cost or amortized cost and fair value of fixed maturity securities at December 31, 2007 by contractual maturity are shown below. Expected maturities may differ from contractual maturities because issuers of the securities may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                        COST OR
                                                       AMORTIZED
                                                          COST       FAIR VALUE
--------------------------------------------------------------------------------
Due in one year or less                                    $31,241       $31,636
Due after one year through five years                      361,804       372,392
Due after five years through ten years                     441,506       443,470
Due after ten years                                      1,601,710     1,632,151
                                                      ------------  ------------
                                               TOTAL     2,436,261     2,479,649
Mortgage-backed securities                                 174,815       175,320
                                                      ------------  ------------
                                               TOTAL    $2,611,076    $2,654,969
                                                      ------------  ------------

Major categories of net investment income are as follows:

                                         YEARS ENDED DECEMBER 31,
                                  2007             2006             2005
--------------------------------------------------------------------------------
Fixed maturity securities        $177,108         $191,823         $208,916
Equity securities                  20,997           21,877           21,012
Commercial mortgage loans on
 real estate                       52,990           55,112           54,563
Policy loans                          459              497              555
Short-term investments              4,060            2,769            2,037
Other investments                  38,140           23,886           15,704
Cash and cash equivalents           1,928              687              613
                               ----------       ----------       ----------
            INVESTMENT INCOME     295,682          296,651          303,400
Investment expenses                (9,447)          (9,677)          (9,490)
                               ----------       ----------       ----------
        NET INVESTMENT INCOME    $286,235         $286,974         $293,910
                               ----------       ----------       ----------

The net realized (losses) gains recorded in income for 2007, 2006 and 2005 are summarized as follows:

                                           YEARS ENDED DECEMBER 31,
                                      2007            2006           2005
--------------------------------------------------------------------------------
Fixed maturity securities            $(16,252)          $848          $(373)
Equity securities                     (11,840)        (2,129)        (1,468)
                                    ---------       --------       --------
       TOTAL MARKETABLE SECURITIES    (28,092)        (1,281)        (1,841)
Other                                    (127)         9,771            190
                                    ---------       --------       --------
                             TOTAL   $(28,219)        $8,490        $(1,651)
                                    ---------       --------       --------

Proceeds from sales of available for sale securities were $490,403, $829,365, and $559,833 during 2007, 2006 and 2005, respectively. Gross gains of $11,155, $13,077 and $13,824 and gross losses of $18,121, $14,010 and $15,399 were realized on dispositions in 2007, 2006 and 2005, respectively. For securities sold at a loss during 2007, the average period of time these securities were trading continuously below book value was approximately 13 months.

The Company recorded $21,126, $348 and $266 of realized losses in 2007, 2006 and 2005, respectively, associated with other-than-temporary declines in value of available for sale securities.

Over the last six months of 2007, the fixed maturity security and equity security markets have experienced significant volatility. This volatility has primarily been due to declines in the housing market, credit availability, as well as a general economic slowdown. As a result, certain securities directly exposed to these factors have had market declines.

In connection with this volatility, we recorded $3,314 and $17,933 of pre-tax other-than-temporary impairments during the three months ended September 30, 2007 and December 31, 2007, respectively. Included in these amounts are $12,846, $3,346, $1,100 and $554 related to banks and financial institutions, real estate investment trusts, paper/forestry companies and home builders, respectively.

The investment category and duration of the Company's gross unrealized losses on fixed maturity and equity securities at December 31, 2007 are as follows:

                                             LESS THAN 12 MONTHS                      12 MONTHS OR MORE
                                       FAIR                UNREALIZED          FAIR                UNREALIZED
                                       VALUE                 LOSSES            VALUE                 LOSSES
------------------------------------------------------------------------------------------------------------------
FIXED MATURITY SECURITIES:
 United States Government and
  government agencies and
  authorities                              $110                   $(1)             $ --                  $ --
 States, municipalities and
  political subdivisions                 12,203                   (45)               --                    --
 Foreign governments                     16,719                  (241)              248                    (2)
 Public utilities                       112,590                (2,693)           48,193                (1,861)
 Mortgage-backed securities              15,660                  (310)           63,225                  (761)
 All other corporate bonds              585,113               (28,681)          194,650               (10,692)
                                    -----------            ----------       -----------            ----------
            TOTAL FIXED MATURITIES     $742,395              $(31,971)         $306,316              $(13,316)
                                    -----------            ----------       -----------            ----------
EQUITY SECURITIES:
 Non-sinking fund preferred stocks     $191,960              $(31,970)          $35,791               $(4,327)
                                    -----------            ----------       -----------            ----------

                                                     TOTAL
                                        FAIR                 UNREALIZED
                                        VALUE                  LOSSES
----------------------------------  ----------------------------------------
FIXED MATURITY SECURITIES:
 United States Government and
  government agencies and
  authorities                                $110                   $(1)
 States, municipalities and
  political subdivisions                   12,203                   (45)
 Foreign governments                       16,967                  (243)
 Public utilities                         160,783                (4,554)
 Mortgage-backed securities                78,885                (1,071)
 All other corporate bonds                779,763               (39,373)
                                    -------------            ----------
            TOTAL FIXED MATURITIES     $1,048,711              $(45,287)
                                    -------------            ----------
EQUITY SECURITIES:
 Non-sinking fund preferred stocks       $227,751              $(36,297)
                                    -------------            ----------

The investment category and duration of the Company's gross unrealized losses on fixed maturity and equity securities at December 31, 2006 are as follows:

                                           LESS THAN 12 MONTHS (1)                 12 MONTHS OR MORE (1)
                                       FAIR               UNREALIZED          FAIR                UNREALIZED
                                       VALUE                LOSSES            VALUE                 LOSSES
-----------------------------------------------------------------------------------------------------------------
FIXED MATURITY SECURITIES:
 United States Government and
  government agencies and
  authorities                           $32,170                 $(48)           $1,010                  $(19)
 States, municipalities and
  political subdivisions                  3,739                  (50)            1,013                   (13)
 Foreign governments                      4,599                 (122)              244                    (6)
 Public utilities                        92,740               (1,789)           64,224                (2,489)
 Mortgage-backed securities              60,076                 (565)          134,193                (2,906)
 All other corporate bonds              429,755               (7,140)          221,434                (7,582)
                                    -----------            ---------       -----------            ----------
            TOTAL FIXED MATURITIES     $623,079              $(9,714)         $422,118              $(13,015)
                                    -----------            ---------       -----------            ----------
EQUITY SECURITIES:
 Non-sinking fund preferred stocks      $65,091                $(920)          $48,503               $(1,544)
                                    -----------            ---------       -----------            ----------

                                                     TOTAL
                                        FAIR                 UNREALIZED
                                        VALUE                  LOSSES
----------------------------------  ----------------------------------------
FIXED MATURITY SECURITIES:
 United States Government and
  government agencies and
  authorities                             $33,180                  $(67)
 States, municipalities and
  political subdivisions                    4,752                   (63)
 Foreign governments                        4,843                  (128)
 Public utilities                         156,964                (4,278)
 Mortgage-backed securities               194,269                (3,471)
 All other corporate bonds                651,189               (14,722)
                                    -------------            ----------
            TOTAL FIXED MATURITIES     $1,045,197              $(22,729)
                                    -------------            ----------
EQUITY SECURITIES:
 Non-sinking fund preferred stocks       $113,594               $(2,464)
                                    -------------            ----------

(1) Certain unrealized losses, which were previously classified in less than 12 months, have been appropriately classified as 12 months or more in 2007 with conforming changes in 2006.

The total unrealized losses represent less than 7% and 3% of the aggregate fair value of the related securities at December 31, 2007 and 2006, respectively. Approximately 78% and 42% of these unrealized losses have been in a continuous loss position for less than twelve months in 2007 and 2006, respectively. The total unrealized losses on securities that were in a continuous unrealized loss position for greater than six months but less than 12 months were approximately $44,684 and $5,330 in 2007 and 2006, respectively. There were no securities with an unrealized loss of greater than $200 having a market value below 67% and 90% of book value at December 31, 2007 and 2006, respectively. At December 31, 2007, approximately 26% of the unrealized losses for fixed maturity and equity securities were concentrated in the banking industry with no exposure to any single issuer in the banking industry in excess of 4% of total unrealized losses.

The cost or amortized cost and fair value of available for sale fixed maturity securities in an unrealized loss position at December 31, 2007, by contractual maturity, is shown below:

                                                        COST OR
                                                       AMORTIZED
                                                          COST       FAIR VALUE
--------------------------------------------------------------------------------
Due in one year or less                                     $3,032        $3,022
Due after one year through five years                       76,372        74,645
Due after five years through ten years                     207,801       200,080
Due after ten years                                        726,837       692,079
                                                      ------------  ------------
                                               TOTAL   $ 1,014,042     $ 969,826
Mortgage-backed securities                                  79,956        78,885
                                                      ------------  ------------
                                               TOTAL    $1,093,998    $1,048,711
                                                      ------------  ------------

As part of the Company's ongoing monitoring process, the Company regularly reviews its investment portfolio to ensure that investments that may be other-than-temporarily impaired are identified on a timely basis and that any impairment is charged against earnings in the proper period. The Company has reviewed these securities and recorded $21,126, $348 and $266 of additional other-than-temporary impairments as of December 31, 2007, 2006 and 2005, respectively. Due to issuers' continued satisfaction of the securities' obligations in accordance with their contractual terms and their continued expectations to do so, as well as the Company's evaluation of the fundamentals of the issuers' financial condition, the Company believes that the prices of the securities in an unrealized loss position as of December 31, 2007 in the sectors discussed above were temporarily depressed primarily as a result of the prevailing level of interest rates at the time the securities were purchased. The Company has the ability and intent to hold these assets until the date of recovery.

The following table represents our exposure to sub-prime and related mortgages within our fixed maturity portfolio as well as the current net unrealized loss position at December 31, 2007.

                                                                  PERCENTAGE OF       NET UNREALIZED
                                            MARKET VALUE            PORTFOLIO           (LOSS) GAIN
                                                                (IN THOUSANDS)
-----------------------------------------------------------------------------------------------------
Fixed maturity portfolio:
 Sub-prime first lien mortgages                  $8,242                 0.31%               $(246)
 Second lien mortgages (including
  sub-prime second lien mortgages)                2,604                 0.10%                  14
                                              ---------              -------              -------
  TOTAL EXPOSURE TO SUB-PRIME COLLATERAL        $10,846                 0.41%               $(232)
                                              ---------              -------              -------

The following table represents our exposure to sub-prime and related mortgages within our fixed maturity portfolio as well as the current net unrealized loss position at December 31, 2006.

                                                                  PERCENTAGE OF       NET UNREALIZED
                                            MARKET VALUE            PORTFOLIO             (LOSS)
                                                                (IN THOUSANDS)
-----------------------------------------------------------------------------------------------------
Fixed maturity portfolio:
 Sub-prime first lien mortgages                  $9,888                 0.34%                $(28)
 Second lien mortgages (including
  sub-prime second lien mortgages)                3,479                 0.12%                 (20)
                                              ---------              -------              -------
  TOTAL EXPOSURE TO SUB-PRIME COLLATERAL        $13,367                 0.46%                $(48)
                                              ---------              -------              -------

Approximately 6% and 5% of the mortgage-backed securities had exposure to sub-prime mortgage collateral at December 31, 2007 and 2006, respectively. This represents less than 1% of the total fixed maturity portfolio and less than 1% of the total unrealized loss position of the fixed maturity portfolio at December 31, 2007 and 2006. Of the securities with sub-prime exposure, all are investment grade rated. The Company has no sub-prime exposure to collateralized debt obligations as of December 31, 2007 or 2006. All mortgage-backed securities, including those with sub-prime exposure, are reviewed as part of the ongoing other-than-temporary impairment monitoring process.

The Company has made commercial mortgage loans, collateralized by the underlying real estate, on properties located throughout the U.S. At December 31, 2007, approximately 41% of the outstanding principal balance of commercial mortgage loans was concentrated in the states of California, New York and Pennsylvania. Although the Company has a diversified loan portfolio, an economic downturn could have an adverse impact on the ability of its debtors to repay their loans. The outstanding balance of commercial mortgage loans range in size from $10 to $13,360 at December 31, 2007 and from $62 to $13,664 at December 31, 2006. The mortgage loan balance valuation allowance for losses was $3,018 and $2,705 at December 31, 2007 and 2006, respectively.

At December 31, 2007, loan commitments outstanding totaled approximately $20,600. Furthermore, at December 31, 2007, the Company is committed to fund additional capital contributions of $5,000 to joint ventures and to certain investments in limited partnerships.

The Company has short term investments and fixed maturity securities carried at $4,755 and $4,740 at December 31, 2007 and 2006, respectively, on deposit with various governmental authorities as required by law.

SECURITIES LENDING

The Company engages in transactions in which fixed maturity securities, especially bonds issued by the United States Government, Government Agencies and Authorities, and U.S. Corporations, are loaned to selected broker/dealers. Collateral, greater than or equal to 102% of the fair value of the securities lent plus accrued interest, is received in the form of cash held by a custodian bank for the benefit of the Company. The Company monitors the fair value of securities loaned and the collateral received, with additional collateral obtained as necessary. The Company is subject to the risk of loss to the extent there is a loss in the investment of cash collateral. At December 31, 2007 and 2006, securities with a fair value of $234,138 and $172,528, respectively, were on loan to select brokers/dealers and are included in the Company's available for sale investment. At December 31, 2007 and 2006, collateral with a fair value of $240,049 and $176,937, respectively, is included in the Company's assets with offsetting liabilities.

4. INCOME TAXES

The Company is subject to U.S. tax and files a consolidated federal income tax return with its parent, Assurant, Inc. Prior to 2007, the Company had international operations that were subject to income taxes imposed by the foreign jurisdictions in which it operated. Information about the Company's current and deferred tax expense follows:

                                          YEARS ENDED DECEMBER 31,
                                   2007             2006            2005
--------------------------------------------------------------------------------
Current expense:
 Federal                           $39,405          $94,368         $43,766
 Foreign                                --              274             788
                                 ---------       ----------       ---------
          TOTAL CURRENT EXPENSE     39,405           94,642          44,554
Deferred expense (benefit)
 Federal                            17,716           11,934          24,968
 Foreign                                --               --            (730)
                                 ---------       ----------       ---------
         TOTAL DEFERRED EXPENSE     17,716           11,934          24,238
                                 ---------       ----------       ---------
       TOTAL INCOME TAX EXPENSE    $57,121         $106,576         $68,792
                                 ---------       ----------       ---------

A reconciliation of the federal income tax rate to the Company's effective income tax rate follows:

                                                                                             DECEMBER 31,
                                                                           2007                  2006                  2005
---------------------------------------------------------------------------------------------------------------------------------
FEDERAL INCOME TAX RATE                                                     35.0%                 35.0%                 35.0%
RECONCILING ITEMS:
 Tax exempt interest                                                        (0.1)                 (2.1)                 (2.9)
 Dividends received deduction                                               (1.7)                 (0.3)                  0.2
 Permanent nondeductible expenses                                            0.2                    --                    --
 Change in reserve for prior year taxes                                     (5.0)                  9.5                   4.8
 Goodwill                                                                     --                    --                   0.1
 Other                                                                       0.7                    --                    --
                                                                           -----                 -----                 -----
                                           EFFECTIVE INCOME TAX RATE        29.1%                 42.1%                 37.2%
                                                                           -----                 -----                 -----

The Company adopted the provisions of FIN 48, on January 1, 2007. The adoption of this interpretation had no impact on the Company's consolidated financial statements. A reconciliation of the beginning and ending amounts of unrecognized tax benefits, excluding interest and penalties, follows:

Balance at January 1, 2007                                         $(42,296)
Additions based on tax positions related to the current year         (1,507)
Additions for tax positions of prior years                             (400)
Reductions for tax positions of prior years                           9,934
Settlements                                                          26,998
                                                                  ---------
Balance at December 31, 2007                                        $(7,271)
                                                                  ---------

Of the total unrecognized tax benefit, $8,249, which includes interest if recognized, would impact the Company's consolidated effective tax rate.

The Company's continuing practice is to recognize interest expense related to income tax matters in income tax expense. During the year ended December 31, 2007, the Company recognized approximately $4,880 of interest income related to income tax matters. The Company had approximately $7,360 accrued at December 31, 2007, for the payment of interest.

The Company files income tax returns in the U.S. and various state jurisdictions. Prior to 2007, the Company also filed income tax returns with various foreign jurisdictions. The Company has substantially concluded all U.S. federal income tax matters for years through 2004. Substantially all state, local and non-U.S. income tax matters have been concluded for the years through 2001.

The tax effects of temporary differences that result in significant deferred tax assets and deferred tax liabilities follow:

                                                DECEMBER 31,
                                            2007            2006
-------------------------------------------------------------------
DEFERRED TAX ASSETS:
 Policyholder and separate account
  reserves                                     $ --            $923
 Accrued liabilities                          7,713          11,881
 Investment adjustments                       7,957             131
 Deferred acquisition costs                  24,866          26,794
 Deferred gains on reinsurance               47,628          55,354
                                          ---------       ---------
 Gross deferred tax assets                   88,164          95,083
                                          ---------       ---------
DEFERRED TAX LIABILITIES:
 Policyholder and separate account
  reserves                                    7,037              --
 Unrealized gains on fixed maturities
  and equities                                2,788          33,132
 Other liabilities                           17,715          20,684
                                          ---------       ---------
 Gross deferred tax liabilities              27,540          53,816
                                          ---------       ---------
           NET DEFERRED INCOME TAX ASSET    $60,624         $41,267
                                          ---------       ---------

At December 31, 2007, the Company had no operating or capital loss carryforwards for U.S. federal income tax purposes.

5. PREMIUMS AND ACCOUNTS RECEIVABLE

Receivables are reported net of an allowance for uncollectible items. A summary of such receivables is as follows:

                                                 DECEMBER 31,
                                             2007            2006
-------------------------------------------------------------------------
Insurance premiums receivable                $70,222         $77,187
Other receivables                             41,629          28,023
Allowance for uncollectible items             (5,622)         (6,612)
                                          ----------       ---------
                                   TOTAL    $106,229         $98,598
                                          ----------       ---------

6. STOCKHOLDER'S EQUITY

The Board of Directors of the Company has authorized 1,000,000 shares of common stock with a par value of $5.00 per share. All the shares are issued and outstanding as of December 31, 2007 and 2006. All the outstanding shares at December 31, 2007 are owned by the Parent (see Note 1). The Company paid dividends of $197,000, $210,000 and $180,000 at December 31, 2007, 2006 and
2005, respectively.

The maximum amount of dividends which can be paid by the State of Iowa insurance companies to shareholders without prior approval of the Insurance Commissioner is subject to restrictions relating to statutory surplus (see Note 7).

7. STATUTORY INFORMATION

Statutory-basis financial statements are prepared in accordance with accounting practices prescribed or permitted by the Iowa Department of Commerce. Prescribed statutory accounting principles ("SAP") includes the Accounting Practices and Procedures Manual of the National Association of Insurance Commissioners ("NAIC") as well as state laws, regulations and administrative rules.

The principal differences between SAP and GAAP are: 1) policy acquisition costs are expensed as incurred under SAP, but are deferred and amortized under GAAP;
2) the value of business acquired is not capitalized under SAP but is under GAAP; 3) amounts collected from holders of universal life-type and annuity products are recognized as premiums when collected under SAP, but are initially recorded as contract deposits under GAAP, with cost of insurance recognized as revenue when assessed and other contract charges recognized over the periods for which services are provided; 4) the classification and carrying amounts of investments in certain securities are different under SAP than under GAAP; 5) the criteria for providing asset valuation allowances, and the methodologies used to determine the amounts thereof, are different under SAP than under GAAP;
6) the timing of establishing certain reserves, and the methodologies used to determine the amounts thereof, are different under SAP than under GAAP; 7) certain assets are not admitted for purposes of determining surplus under SAP;
8) methodologies used to determine the amounts of deferred taxes and goodwill are different under SAP than under GAAP; and 9) the criteria for obtaining reinsurance accounting treatment is different under SAP than under GAAP.

The Company's statutory net income and capital and surplus are as follows:

                                             YEARS ENDED AND AT
                                                DECEMBER 31,
                                   2007             2006             2005
----------------------------------------------------------------------------
Statutory Net Income              $138,496         $212,898   (1)   $127,094
                                ----------       ----------  ---  ----------

                                              AT DECEMBER 31,
                                   2007             2006
----------------------------------------------------------------------------
Statutory Capital and Surplus     $438,924         $515,105
                                ----------       ----------       ----------

(1) The $212,898 net income in 2006 includes a gain of approximately $31,700, after-tax, resulting from the April 2006 transfer of the Company's Canadian insurance operations to an affiliated entity not subject to SAP and approximately $40,500, after-tax, from a settlement awarded to the Company in the fourth quarter of 2006 resulting from the successful resolution of a contract dispute with Progeny Marketing Innovations, a wholly-owned subsidiary of Cendant Corporation.

Insurance enterprises are required by state insurance departments to adhere to minimum risk-based capital ("RBC") requirements developed by the NAIC. The Company exceeds the minimum RBC requirements.

Dividend distributions to the Parent are restricted as to the amount by state regulatory requirements. A dividend is extraordinary when combined with all other dividends and distributions made within the preceding 12 months exceeds the greater of 10% of the insurers surplus as regards to policyholders on December 31 of the next preceding year, or the net gain from operations. In 2007, the Company declared and paid dividends of $197,000, of which $30,442 was ordinary and $166,558 was extraordinary. In 2006, the Company declared and paid dividends of $210,000, of which all was extraordinary. The Company has the ability, under state regulatory requirements, to dividend up to $84,587 to its parent in 2008 without permission from Iowa regulators.

8. REINSURANCE

In the ordinary course of business, the Company is involved in both the assumption and cession of reinsurance with non-affiliated companies. The following table provides details of the reinsurance recoverables balance for the years ended December 31:

                                                   DECEMBER 31,
                                              2007               2006
-------------------------------------------------------------------------
Ceded future policyholder benefits and
 expenses                                   $1,216,757         $1,212,991
Ceded unearned premium                          19,383             19,579
Ceded claims and benefits payable               65,619             56,427
Ceded paid losses                               10,509             14,623
                                          ------------       ------------
                                   TOTAL    $1,312,268         $1,303,620
                                          ------------       ------------

The effect of reinsurance on premiums earned and benefits incurred was as follows:

                                                                  YEARS ENDED DECEMBER 31,
                                              2007                                                 2006
                             LONG            SHORT                              LONG            SHORT
                           DURATION         DURATION          TOTAL           DURATION         DURATION            TOTAL
----------------------------------------------------------------------------------------------------------------------------------
Direct
 Premiums and other
  considerations            $293,346       $1,003,971       $1,297,317         $384,626       $1,089,002           $1,473,628
 Premiums assumed              9,732          179,395          189,127           11,655          180,522              192,177
 Premiums ceded             (219,490)          (7,024)        (226,514)        (291,700)          (7,285)            (298,985)
                          ----------       ----------       ----------       ----------       ----------       --------------
Net earned premiums and
 other considerations        $83,588       $1,176,342       $1,259,930         $104,581       $1,262,239           $1,366,820
                          ----------       ----------       ----------       ----------       ----------       --------------
Direct policyholder
 Benefits                   $756,784         $643,161       $1,399,945         $851,688         $707,463           $1,559,151
 Benefits assumed             31,002          177,909          208,911           36,405          179,652              216,057
 Benefits ceded             (671,497)          (2,750)        (674,247)        (748,887)          (2,694)            (751,581)
                          ----------       ----------       ----------       ----------       ----------       --------------
Net policyholder
 benefits                   $116,289         $818,320         $934,609         $139,206         $884,421           $1,023,627
                          ----------       ----------       ----------       ----------       ----------       --------------

                                        YEARS ENDED DECEMBER 31,
                                                  2005
                             LONG              SHORT
                           DURATION           DURATION              TOTAL
------------------------  ---------------------------------------------------------
Direct
 Premiums and other
  considerations            $475,081           $1,360,420           $1,835,501
 Premiums assumed             14,513              153,412              167,925
 Premiums ceded             (276,240)             (16,415)            (292,655)
                          ----------       --------------       --------------
Net earned premiums and
 other considerations       $213,354           $1,497,417           $1,710,771
                          ----------       --------------       --------------
Direct policyholder
 Benefits                   $877,175             $904,063           $1,781,238
 Benefits assumed             39,758              159,283              199,041
 Benefits ceded             (682,240)              (6,655)            (688,895)
                          ----------       --------------       --------------
Net policyholder
 benefits                   $234,693           $1,056,691           $1,291,384
                          ----------       --------------       --------------

The Company had $215,012 and $127,789 of assets held in trusts as of December 31, 2007 and 2006, respectively, for the benefit of others related to certain reinsurance arrangements.

The Company utilizes ceded reinsurance for loss protection and capital management, business divestitures, client risk and profit sharing.

LOSS PROTECTION AND CAPITAL MANAGEMENT

As part of the Company's overall risk and capacity management strategy, the Company purchases reinsurance for certain risks underwritten by the Company, including significant individual or catastrophic claims, and to free up capital to enable the Company to write additional business.

Under indemnity reinsurance transactions in which the Company is the ceding insurer, the Company remains liable for policy claims if the assuming company fails to meet its obligations. To limit this risk, the Company has control procedures in place to evaluate the financial condition of reinsurers and to monitor the concentration of credit risk. The selection of reinsurance companies is based on criteria related to solvency and reliability and, to a lesser degree, diversification as well as developing strong relationships with the Company's reinsurance partners for the sharing of risks. A.M. Best ratings for The Hartford and John Hancock, the reinsurers we have the most exposure to, are A+ and A++, respectively. The majority of our remaining reinsurance exposure has been ceded to companies rated A - or better by A.M. Best.

BUSINESS DIVESTITURES

The Company has used reinsurance to exit certain businesses.

In 2005, the Parent signed an agreement with Forethought whereby the Company agreed to discontinue writing new preneed insurance policies in the U.S. via independent funeral homes and funeral homes other than those owned and operated by SCI for a period of ten years. The Company will receive payments from Forethought over the next ten years based on the amount of business the Company transitions to Forethought.

In 2001, the Parent entered into a reinsurance agreement with The Hartford for the sale of its FFG division. The reinsurance recoverable from The Hartford was $700,483 and $752,377 as of December 31,

2007 and 2006, respectively. The Company would be responsible to administer this business in the event of a default by the Hartford. In addition, under the reinsurance agreement, The Hartford is obligated to contribute funds to increase the value of the separate account assets relating to modified guaranteed annuity business sold if such value declines below the value of the associated liabilities. If The Hartford fails to fulfill these obligations, the Company will be obligated to make these payments. Assets backing ceded liabilities related to these businesses are held in trust for the benefit of the Company and the separate accounts relating to the annuity business are still reflected as separate accounts in the Company's balance sheet.

In 2000, the Company divested its LTC operations to John Hancock Life Insurance Company ("John Hancock"). Reinsurance recoverable from John Hancock was $489,865 and $423,889 as of December 31, 2007 and 2006, respectively.

9. RESERVES

The following table provides reserve information by major lines of business as of December 31, 2007 and 2006:

                                                          DECEMBER 31, 2007
                                 FUTURE                                                            INCURRED
                                 POLICY                                                            BUT NOT
                              BENEFITS AND                 UNEARNED                CASE            REPORTED
                                EXPENSES                   PREMIUMS               RESERVE          RESERVES
------------------------------------------------------------------------------------------------------------
LONG DURATION CONTRACTS:
 Preneed life insurance
  policies and
  investment-type
  annuity contracts             $1,293,369                    $1,404                 $3,563             $973
 Life insurance no
  longer offered                   271,937                       634                    853               27
 FFG and LTC disposed
  businesses                     1,105,628                    18,861                 50,228            6,119
 All other                           4,429                       316                 16,503            6,443
SHORT DURATION
 CONTRACTS:
 Group term life                        --                     6,317                214,430           47,711
 Group disability                       --                     2,549              1,295,878          153,265
 Medical                                --                     5,765                  9,182           14,686
 Dental                                 --                     4,296                  2,285           16,307
 Credit life and
  disability                            --                         5                     --            1,900
                               -----------                 ---------            -----------       ----------
                   TOTAL        $2,675,363                   $40,147             $1,592,922         $247,431
                               -----------                 ---------            -----------       ----------

                                                          DECEMBER 31, 2006
                                 FUTURE                                                            INCURRED
                                 POLICY                                                            BUT NOT
                              BENEFITS AND                 UNEARNED                CASE            REPORTED
                                EXPENSES                   PREMIUMS              RESERVES          RESERVES
------------------------  ----------------------------------------------------------------------------------
LONG DURATION CONTRACTS:
 Preneed life insurance
  policies and
  investment-type
  annuity contracts             $1,354,105                    $1,554                 $4,643             $899
 Life insurance no
  longer offered                   278,578                       655                    730               26
 FFG and LTC disposed
  businesses                     1,098,647                    18,632                 41,838            5,280
 All other                           4,185                       514                 14,019            7,439
SHORT DURATION
 CONTRACTS:
 Group term life                        --                     6,448                225,717           51,278
 Group disability                       --                     1,926              1,298,627          149,944
 Medical                                --                     6,002                 10,451           16,901
 Dental                                 --                     3,208                  3,331           18,392
 Credit life and
  disability                            --                         6                  1,505            4,279
                               -----------                 ---------            -----------       ----------
                   TOTAL        $2,735,515                   $38,945             $1,600,861         $254,438
                               -----------                 ---------            -----------       ----------

The following table provides a roll forward of the Company's product lines with the most significant short duration claims and benefits payable balances; group term life and group disability lines of business. Claims and benefits payable is comprised of case and IBNR reserves.

                                               GROUP TERM            GROUP
                                                  LIFE            DISABILITY
-----------------------------------------------------------------------------------
BALANCE AS OF JANUARY 1, 2005, GROSS OF
 REINSURANCE                                      $296,682          $1,368,820
 Less: Reinsurance ceded and other (1)                 (36)            (13,909)
                                               -----------       -------------
 Balance as of January 1, 2005, net of
  reinsurance                                      296,646           1,354,911
 Incurred losses related to:
  Current year                                     197,510             370,700
  Prior year's interest                              9,948              61,415
  Prior year(s)                                    (51,734)            (37,384)
                                               -----------       -------------
                   TOTAL INCURRED LOSSES           155,724             394,731
 Paid losses related to:
  Current year                                     121,059              69,114
  Prior year(s)                                     39,557             263,098
                                               -----------       -------------
                       TOTAL PAID LOSSES           160,616             332,212
 Balance as of December 31, 2005, net of
  reinsurance                                      291,755           1,417,430
 Plus: Reinsurance ceded and other (1)                 256              14,303
                                               -----------       -------------
BALANCE AS OF DECEMBER 31, 2005, GROSS
 OF REINSURANCE                                  $ 292,011         $ 1,431,733
 Less: Reinsurance ceded and other (1)                (256)            (14,303)
                                               -----------       -------------
 Balance as of January 1, 2006, net of
  reinsurance                                      291,755           1,417,430
 Incurred losses related to:
  Current year                                     185,501             373,609
  Prior year's interest                              9,575              62,270
  Prior year(s)                                    (54,438)            (78,352)
                                               -----------       -------------
                   TOTAL INCURRED LOSSES           140,638             357,527
 Paid losses related to:
  Current year                                     117,626              64,914
  Prior year(s)                                     38,239             271,526
                                               -----------       -------------
                       TOTAL PAID LOSSES           155,865             336,440
 Balance as of December 31, 2006, net of
  reinsurance                                      276,583           1,438,517
 Plus: Reinsurance ceded and other (1)                 412              10,054
                                               -----------       -------------
BALANCE AS OF DECEMBER 31, 2006, GROSS
 OF REINSURANCE                                  $ 276,995         $ 1,448,571
 Less: Reinsurance ceded and other (1)                (412)            (10,054)
                                               -----------       -------------
 Balance as of January 1, 2007, net of
  reinsurance                                      276,583           1,438,517
 Incurred losses related to:
  Current year                                     168,613             367,871
  Prior year's interest                              9,150              62,073
  Prior year(s)                                    (51,190)            (93,096)
                                               -----------       -------------
                   TOTAL INCURRED LOSSES           126,573             336,848
 Paid losses related to:
  Current year                                     107,361              71,413
  Prior year(s)                                     34,609             289,046
                                               -----------       -------------
                       TOTAL PAID LOSSES           141,970             360,459
 BALANCE AS OF DECEMBER 31, 2007, NET OF
  REINSURANCE                                      261,186           1,414,906
 Plus: Reinsurance ceded and other (1)                 955              34,237
                                               -----------       -------------
BALANCE AS OF DECEMBER 31, 2007, GROSS
 OF REINSURANCE                                   $262,141          $1,449,143
                                               -----------       -------------

(1) Reinsurance ceded and other includes claims and benefits payable balances that have either been (a) reinsured to third parties, (b) established for claims related expenses whose subsequent payment is not recorded as a paid claim, or (c) reserves established for obligations that would persist even if contracts were cancelled (such as extension of benefits), which cannot be analyzed appropriately under a roll-forward approach.

SHORT DURATION CONTRACTS

The Company's short duration contracts are comprised of group term life, group disability, medical, dental, and credit life and disability. The principal products and services included in these categories are described in the summary of significant accounting polices (see note 2).

Case and IBNR reserves are developed using actuarial principles and assumptions that consider, among other things, contractual requirements, historical utilization trends and payment patterns, benefit changes, medical inflation, seasonality, membership, product mix, legislative and regulatory environment, economic factors, disabled life mortality and claim termination rates and other relevant factors. The Company consistently applies the principles and assumptions listed above from year to year, while also giving due consideration to the potential variability of these factors.

Since case and IBNR reserves include estimates developed from various actuarial methods, the Company's actual losses incurred may be more or less than the Company's previously developed estimates. As shown in the table above, if the amounts listed on the line labeled "Incurred losses related to: Prior year" are negative (redundant) this means that the Company's actual losses incurred related to prior years for these lines were less than the estimates previously made by the Company. If the line labeled "Incurred losses related to: Prior year" are positive (deficient) this means that the Company's actual losses incurred related to prior years for these lines were greater than the estimates previously made by the Company.

The Group Term Life case and IBNR reserves redundancies in all years are due to actual mortality rates running below those assumed in prior year reserves, and actual recovery rates running higher than those assumed in prior year reserves.

Group Disability case and IBNR reserves show redundancies in all years due to actual claim recovery rates exceeding those assumed in prior year reserves. During the three-year period, recoveries and terminations due to death increased in 2007 and 2006 leading to a higher reserve redundancy in those years.

The Company's short duration group disability category includes short and long term disability products. Case and IBNR reserves for long-term disability have been discounted at 5.25%. The December 31, 2007 and 2006 liabilities include $1,384,970 and $1,410,711, respectively, of such reserves. The amount of discounts deducted from outstanding reserves as of December 31, 2007 and 2006 are $486,492 and $445,004, respectively.

LONG DURATION CONTRACTS

The Company's long duration contracts are comprised of preneed life insurance policies and annuity contracts, life insurance policies no longer offered, and FFG and LTC disposed businesses. The principal products and services included in these categories are described in the summary of significant accounting polices (see Note 2).

PRENEED BUSINESS -- INDEPENDENT DIVISION

Interest and discount rates for preneed insurance are level, vary by year of issuance and product, and ranged from 4.7% to 7.3% in 2007 and 2006 before provisions for adverse deviation, which ranged from 0.2% to 0.5% in both 2007 and 2006.

Interest and discount rates for traditional life insurance no longer offered vary by year of issuance and products and were 7.5% grading to 5.3% over 20 years in 2007 and 2006 with the exception of a block of pre-1980 business which had a level 8.8% discount rate in both 2007 and 2006.

Mortality assumptions are based upon pricing assumptions and modified to allow provisions for adverse deviation. Surrender rates vary by product and are based upon pricing assumptions.

Future policy benefit increases on preneed life insurance policies ranged from 1.0% to 7.0% in 2007 and 2006. Some policies have future policy benefit increases, which are guaranteed or tied to equal some measure of inflation. The inflation assumption for most of these inflation-linked benefits was 3.0% in both 2007 and 2006 with the exception of most policies issued in 2005 and later where the assumption was 2.3%.

The reserves for annuities issued by the independent division are based on assumed interest rates credited on deferred annuities, which vary by year of issue, and ranged from 1.5% to 5.5% in 2007 and 2006. Withdrawal charges, if any, generally range from 7.0% to 0.0% and grade to zero over a period of seven years for business issued in the U.S. Canadian annuity products have a surrender charge that varies by product series and premium paying period, typically grading to zero after all premiums have been paid.

FFG AND LTC

The reserves for FFG and LTC are included in the company's reserves in accordance with Statement of Financial Accounting Standards No. 113, ACCOUNTING AND REPORTING FOR REINSURANCE OF SHORT-DURATION AND LONG-DURATION CONTRACTS. The Company maintains an offsetting reinsurance recoverable related to these reserves (see note 8).

10. FAIR VALUE DISCLOSURES

FAS 107, DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS, ("FAS 107") requires disclosure of fair value information about financial instruments, as defined therein, for which it is practicable to estimate such fair value. These financial instruments may or may not be recognized in the consolidated balance sheets. These derived fair value estimates are significantly affected by the assumptions used. Additionally, FAS 107 excludes certain financial instruments including those related to insurance contracts from being disclosed.

Fair values for fixed maturity securities, equity securities, collateral held and obligations under securities lending and separate account assets (with matching liabilities) are obtained from an independent pricing service which uses observable market information. In the measurement of the fair value of certain financial instruments, other valuation techniques were utilized if quoted market prices were not available.

In estimating the fair value of the financial instruments presented, the Company used the following methods and assumptions:

CASH, CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS: the carrying amount reported approximates fair value because of the short maturity of the instruments.

FIXED MATURITY SECURITIES: the fair value for fixed maturity securities, which include both public and 144A securities, is primarily based on matrix pricing models or, in the case of private placements, excluding 144A securities, is estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments.

EQUITY SECURITIES: the fair value of preferred stocks is primarily based on matrix pricing models.

COMMERCIAL MORTGAGE LOANS AND POLICY LOANS: the fair values of mortgage loans are estimated using discounted cash flow analyses, based on interest rates currently being offered for similar loans to borrowers with similar credit ratings. Mortgage loans with similar characteristics are aggregated for purposes of the calculations. The carrying amounts of policy loans reported in the consolidated balance sheets approximate fair value.

OTHER INVESTMENTS: the fair values of joint ventures are based on financial statements provided by partnerships or members. The carrying amounts of the remaining other investments approximate fair value.

OTHER ASSETS: a derivative instrument, which the Company purchased to hedge inflation risk inherent in some of our preneed insurance policies with payments tied to the Consumer Price Index, is recorded in other assets. The fair value of this derivative is based on quoted market prices.

COLLATERAL AND OBLIGATIONS UNDER SECURITIES LENDING: the carrying amount reported approximates fair value because of the short duration of the investments.

POLICY RESERVES UNDER INVESTMENT PRODUCTS: the fair values for the Company's policy reserves under the investment products are determined using cash surrender value.

SEPARATE ACCOUNT ASSETS AND LIABILITIES: separate account assets (with matching liabilities) are reported at their estimated fair values, which are primarily based on quoted market prices.

FUNDS HELD UNDER REINSURANCE: the carrying amount reported approximates fair value due to the short maturity of the instruments.

                                            DECEMBER 31, 2007                          DECEMBER 31, 2006
                                    CARRYING VALUE            FAIR VALUE       CARRYING VALUE            FAIR VALUE
--------------------------------------------------------------------------------------------------------------------
FINANCIAL ASSETS
 Cash and cash equivalents                $32,832                 $32,832            $75,233                 $75,233
 Fixed maturity securities              2,654,969               2,654,969          2,915,346               2,915,346
 Equity securities                        268,672                 268,672            320,010                 320,010
 Commercial mortgage loans on
  real estate                             822,184                 851,124            750,283                 774,030
 Policy loans                               7,724                   7,724              7,840                   7,840
 Short-term investments                    44,092                  44,092             48,141                  48,141
 Collateral held under
  securities lending                      240,049                 240,049            176,937                 176,937
 Other investments                         74,781                  74,781             87,323                  87,323
 Other assets                               6,635                   6,635              6,451                   6,451
 Assets held in separate
  accounts                              2,867,617               2,867,617          3,020,811               3,020,811
FINANCIAL LIABILITIES
 Policy reserves under
  investment products
  (Individual and group
  annuities, subject to
  discretionary withdrawal)              $304,882                $302,275           $355,178                $352,809
 Funds held under reinsurance                 118                     118                107                     107
 Obligations under securities
  lending                                 240,049                 240,049            176,937                 176,937
 Liabilities related to
  separate accounts                     2,867,617               2,867,617          3,020,811               3,020,811

The fair value of the Company's liabilities for insurance contracts other than investment-type contracts are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the

Company's overall management of interest rate risk, such that the Company's exposure to changing interest rates is minimized through the matching of investment maturities with amounts due under insurance contracts.

11. RETIREMENT AND OTHER EMPLOYEE BENEFITS

The Parent sponsors a defined benefit pension plan and certain other post retirement benefits covering employees and certain agents who meet eligibility requirements as to age and length of service. Plan assets of the defined benefit plans are not specifically identified by each participating subsidiary. Therefore, a breakdown of plan assets is not reflected in these consolidated financial statements. The Company has no legal obligation for benefits under these plans. The benefits are based on years of service and career compensation. The Parent's pension plan funding policy is to contribute amounts to the plan sufficient to meet the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974, plus additional amounts as the Parent may determine to be appropriate from time to time up to the maximum permitted, and to charge each subsidiary an allocable amount based on its employee census. Pension costs allocated to the Company were $6,902, $8,240 and $7,881 for 2007, 2006 and 2005, respectively.

The Company participates in a contributory profit sharing plan, sponsored by our Parent, covering employees and certain agents who meet eligibility requirements as to age and length of service. Benefits are payable to participants on retirement or disability and to the beneficiaries of participants in the event of death. For employees hired on or before December 31, 2000, the first 3% of an employee's contribution is matched 200% by the Company. The second 2% is matched 50% by the Company. For employees hired after December 31, 2000, the first 3% of an employee's contribution is matched 100% by the Company. The second 2% is matched 50% by the Company. The amount expensed was $5,853, $5,688 and $5,656 for 2007, 2006 and 2005, respectively.

With respect to retirement benefits, the Company participates in other health care and life insurance benefit plans (postretirement benefits) for retired employees, sponsored by the Parent. Health care benefits, either through the Parent's sponsored retiree plan for retirees under age 65 or through a cost offset for individually purchased Medigap policies for retirees over age 65, are available to employees who retire on or after January 1, 1993, at age 55 or older, with 10 years or more service. Life insurance, on a retiree pay all basis, is available to those who retire on or after January 1, 1993. The Company made contributions to the postretirement benefit plans of $1,108, $0 and $0 in 2007, 2006 and 2005, respectively, as claims were incurred. During 2007, 2006 and 2005 the Company incurred expenses related to retirement benefits of $1,522, $1,532 and $1,505, respectively.

12. DEFERRED ACQUISITION COSTS

Information about deferred acquisition costs follows:

                                               DECEMBER 31,
                                  2007             2006             2005
--------------------------------------------------------------------------------
Beginning balance                 $63,571         $123,222         $116,060
 Transfer of Canadian business         --          (45,690)              --
 Costs deferred                    33,063           27,874           78,432
 Amortization                     (39,724)         (41,772)         (72,726)
 Foreign currency translation          --              (63)           1,456
 Cumulative effect of change
  in accounting principle for
  SOP 05-01 (Note 2)               (6,335)              --               --
                                ---------       ----------       ----------
Ending balance                    $50,575          $63,571         $123,222
                                ---------       ----------       ----------

13. GOODWILL, VOBA AND INTANGIBLES

Information about goodwill VOBA and intangibles are as follows:

                            GOODWILL FOR THE YEAR ENDED                      VOBA FOR THE YEAR ENDED
                                    DECEMBER 31,                                  DECEMBER 31,
                        2007            2006            2005         2007             2006           2005
----------------------------------------------------------------------------------------------------------------
Beginning balance      $156,817        $164,643        $156,143        $26,667        $33,965        $39,413
 Transfer of                 --          (7,817)             --             --         (2,692)            --
  Canadian business
 Dental mergers              --              --           8,594             --             --             --
 Additions                   --              --            (340)            --             --             --
  (deletions)
 Amortization, net           --              --              --         (3,851)        (4,603)        (5,532)
  of interest
  accrued
 Foreign currency            --              (9)            246             --             (3)            84
  translation
                     ----------      ----------      ----------      ---------      ---------      ---------
Ending balance         $156,817        $156,817        $164,643        $22,816        $26,667        $33,965
                     ----------      ----------      ----------      ---------      ---------      ---------

                                     INTANGIBLES FOR THE YEAR ENDED
                                              DECEMBER 31,
                     2007                         2006                   2005
-------------------  ---------------------------------------------------------------
Beginning balance          $29,061                $30,622                $25,892
 Transfer of                    --                     --                     --
  Canadian business
 Dental mergers                 --                    218                  7,632
 Additions                      --                     --                     --
  (deletions)
 Amortization, net          (1,788)                (1,779)                (2,902)
  of interest
  accrued
 Foreign currency               --                     --                     --
  translation
                         ---------              ---------              ---------
Ending balance             $27,273                $29,061                $30,622
                         ---------              ---------              ---------

As of December 31, 2007, the majority of the outstanding balance of VOBA relates to the Company's preneed insurance business. VOBA in this segment assumes an interest rate ranging from 5.4% to 7.5%.

At December 31, 2007 the estimated amortization of VOBA for the next five years and thereafter is as follows:

YEAR                                                                      AMOUNT
----------------------------------------------------------------------------------
2008                                                                        $3,051
2009                                                                         2,272
2010                                                                         1,799
2011                                                                         1,638
2012                                                                         1,513
Thereafter                                                                  12,543
                                                                         ---------
                                                                  TOTAL    $22,816
                                                                         ---------

Intangible assets that have finite lives, including customer relationships, customer contracts and other intangible assets are amortized over their estimated useful lives. At December 31, 2007, the estimated amortization of intangibles with finite lives for the next five years is as follows:

YEAR                                                                AMOUNT
--------------------------------------------------------------------------------
2008                                                                 $1,788
2009                                                                  1,788
2010                                                                  1,788
2011                                                                  1,788
2012                                                                  1,788

14. OTHER COMPREHENSIVE INCOME

The Company's components of other comprehensive income (loss) net of tax at December 31 are as follows:

                                                                  FOREIGN
                                                                  CURRENCY          UNREALIZED GAINS        ACCUMULATED OTHER
                                                                TRANSLATION           (LOSSES) ON             COMPREHENSIVE
                                                                 ADJUSTMENT            SECURITIES                 INCOME
---------------------------------------------------------------------------------------------------------------------------------
Balance at December 31, 2004                                        $6,717               $165,958                 $172,675
Dental merger                                                           --                     34                       34
Activity in 2005                                                       300                (53,480)                 (53,180)
                                                                  --------             ----------               ----------
Balance at December 31, 2005                                         7,017                112,512                  119,529
                                                                  --------             ----------               ----------
Transfer of Canadian business                                       (7,227)               (11,729)                 (18,956)
Activity in 2006                                                       151                (38,445)                 (38,294)
                                                                  --------             ----------               ----------
Balance at December 31, 2006                                           (59)                62,338                   62,279
                                                                  --------             ----------               ----------
Activity in 2007                                                        59                (56,642)                 (56,583)
                                                                  --------             ----------               ----------
Balance at December 31, 2007                                          $ --                 $5,696                   $5,696
                                                                  --------             ----------               ----------

15. RELATED PARTY TRANSACTIONS

The Company receives various services from the Parent and its affiliates. These services include assistance in benefit plan administration, corporate insurance, accounting, tax, auditing, investment, information technology and other administrative functions. The fees paid to the Parent for these services for years ended December 31, 2007, 2006 and 2005, were $27,581, $27,803 and $27,647, respectively. Net expenses paid to affiliates were $26,714, $33,245 and $38,846, for the years ended December 31, 2007, 2006 and 2005. Information technology expenses were $43,369, $44,470 and $56,866 for years ended December 31, 2007, 2006 and 2005, respectively.

Administrative expenses allocated for the Company may be greater or less than the expenses that would be incurred if the Company were operating on its own.

The Company assumes preneed business from its affiliate, United Family Life Insurance Company ("UFL"). The Company has assumed premium from UFL of $8,146, $9,838 and $12,215 in 2007, 2006 and 2005, respectively. The Company assumed $520,904 and $548,472 of reserves in 2007 and 2006, respectively, from UFL.

The Company assumes group disability business from its affiliate, Union Security Life Insurance Company of New York ("USLICONY"). The Company assumed $6,813, $6,916 and $6,588 of premium from USLICONY in 2007, 2006 and 2005, respectively. The Company assumed $29,569 and $29,151 of reserves in 2007 and 2006, respectively, from USLICONY.

16. COMMITMENTS AND CONTINGENCIES

The Company and its subsidiaries lease office space and equipment under operating lease arrangements. Certain facility leases contain escalation clauses based on increases in the lessors' operating expenses. At December 31, 2007, the aggregate future minimum lease payment under operating lease agreements that have initial or non-cancelable terms in excess of one year are:

2008                                                                      $7,917
2009                                                                       7,093
2010                                                                       6,619
2011                                                                       5,494
2012                                                                       1,019
Thereafter                                                                    48
                                                                       ---------
                                  TOTAL MINIMUM FUTURE LEASE PAYMENTS    $28,190
                                                                       ---------

Rent expense was $8,277, $8,713 and $9,699 for 2007, 2006 and 2005,
respectively.

The Company is regularly involved in litigation in the ordinary course of business, both as a defendant and as a plaintiff. The Company may from time to time be subject to a variety of legal and regulatory actions relating to the Company's current and past business operations. While the Company cannot predict the outcome of any pending or future litigation, examination or investigation, the Company does not believe that any pending matter will have a material adverse effect on the Company's business, financial condition or results of operations.

                                     PART C

                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a) All financial statements are included in Part A and Part B of the Registration Statement.
(b)    Exhibits:
       (1) Resolution of the Board of Directors of Fortis Benefits Insurance Company authorizing the establishment of Variable Account D.(1)
       (2)    Not applicable.
       (3)    a) Form of Principal Underwriter and Servicing Agreement.(1)
              b) Form of Dealer Sales Agreement.(1)
       (4)    Form of Variable Annuity Contract.(2)
       (5)    Form of Application.(2)
       (6) a) Restated Articles of Incorporation of Fortis Benefits Insurance Company.(3)
              b) Restated By-laws of Fortis Benefits Insurance Company.(3)
              c) Articles of Amendment of Fortis Benefit Insurance Company.(4)
              d) Amendment to the Restated Bylaws of Fortis Benefits Insurance Company.(4)
       (7)    Form of Reinsurance Contract.(1)
       (8)    Form of Participation Agreement.(1)
       (9)    Opinion and consent of Counsel.
       (10) a) Consent of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm.
       (10) b) Consent of Deloitte & Touche LLP, Independent Registered Public Accounting Firm.
       (11)   No Financial Statements are omitted.
       (12)   Not applicable.
       (26)   Organizational Chart.
       (99)   Copy of Power of Attorney.

------------

(1) Incorporated by reference to Post-Effective Amendment No. 5 to the Registration Statement File No. 333-79701, filed on April 19, 2002.

(2) Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement File No. 333-43799, filed on April 24, 1998.

(3) Incorporated by reference to Post-Effective Amendment No. 12 to the Registration Statement File No. 333-79701, filed on April 15, 2005.

(4) Incorporated by reference to Post-Effective Amendment No. 13 to the Registration Statement File No. 333-43799, filed on October 21, 2005.

ITEM 25.  DIRECTORS AND OFFICERS OF DEPOSITOR

                                                            POSITION AND OFFICES
NAME AND ADDRESS                                               WITH DEPOSITOR
------------------------------------------------------------------------------------------------------------
Stacia Nalani Almquist (1)      Treasurer
S. Craig Lemasters (2)          Director
Michael J. Peninger (3)         Executive Vice President, Director
Robert B. Pollock (3)           Chairman of the Board, Director
John Steven Roberts (3)         Interim President and Chief Executive Officer
Lesley G. Silvester (3)         Director

------------

(1)  Address: 2323 Grand Boulevard, Kansas City, MO 64108

(2)  Address: 260 Interstate North Circle, NW, Atlanta, GA 33039

(3)  Address: Assurant, Inc., One Chase Manhattan Plaza, New York, NY 10005

ITEM 26. PERSONS CONTROLLED BY OR UNDER CONTROL WITH THE DEPOSITOR OR
REGISTRANT.

     Incorporated by reference to Post-Effective Amendment No. 17 to the Registration Statement No. 333-79701 filed with the Commission on April 21, 2008.

ITEM 27. NUMBER OF CONTRACT OWNERS

     As of January 31, 2008 there were 51,640 Contract Owners.

ITEM 28. INDEMNIFICATION

     Union Security Insurance Company's By-Laws provide for indemnity and payment of expenses of Union Security's officers, directors and employees in connection with certain legal proceedings, judgments, and settlements arising by reason of their service as such, all to the extent and in the manner permitted by law. Applicable Iowa law generally permits payment of such indemnification and expenses if the person seeking indemnification has acted in good faith and in a manner that he reasonably believed to be in the best interests of the Company and if such person has received no improper personal benefit, and in a criminal proceeding, if the person seeking indemnification also has no reasonable cause to believe his conduct was unlawful.

     There are agreements in place under which the underwriter and affiliated persons of the Registrant may be indemnified against liabilities arising out of acts or omissions in connection with the offer of the Contracts; provided however, that so such indemnity will be made to the underwriter or affiliated persons of the Registrant for liabilities to which they would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence.

     Insofar as indemnification for any liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

       (a) Woodbury Financial Services, Inc. acts as the principal underwriter for the following registered investment companies:

     Union Security Life Insurance Company of New York - Separate Account A Union Security Insurance Company - Variable Account C
     Union Security Insurance Company - Variable Account D

       (b) Officers and Directors of Woodbury Financial Services, Inc.:

NAME AND
PRINCIPAL BUSINESS ADDRESS                                         TITLE
------------------------------------------------------------------------------------------------------------
Richard G. Costello***          Vice President and Secretary
Richard Fergesen*               Chief Financial Officer, Financial Principal and Senior Vice President
Michael J. Fixer***             Assistant Vice President and Assistant Treasurer
John N. Giamalis***             Senior Vice President and Treasurer
Brian Murphy*                   Director and Chairman
Mark Sides*                     Chief Legal Officer and Assistant Secretary
John C. Walters**               Director
Walter R. White*                Director, President and Chief Operating Officer

------------

*   Address: 500 Bielenberg Drive, Woodbury, MN 55125.

**  200 Hopmeadow Street, Simsbury CT 06089

*** Hartford Plaza, Hartford, CT 06115

       (c)  None.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

     The accounts, books, records or other documents required to be kept by
     Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by the following:

Union Security Insurance Company:                         576 Bielenberg Drive, Woodbury, MN 55125
                                                          2323 Grand Avenue, Kansas City, MO 64108
Woodbury Financial Services, Inc.:                        500 Bielenberg Drive, Woodbury, MN 55125
Hartford Administrative Services Company                  500 Bielenberg Drive, Woodbury, MN 55125

ITEM 31. MANAGEMENT SERVICES

     Effective April 1, 2001, Union Security Insurance Company ("Union Security") contracted the administrative servicing obligations for the contracts to Hartford Life and Annuity Insurance Company ("Hartford Life"), a subsidiary of The Hartford Financial Services Group. Although Union Security remains responsible for all contract terms and conditions, Hartford Life is responsible for servicing the contracts, including the payment of benefits, oversight of investment management of the assets supporting the fixed account portion of the contract and overall contract administration. This was part of a larger transaction whereby Hartford Life reinsured all of the individual life insurance and annuity business of Union Security.

ITEM 32. UNDERTAKINGS

       (a) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity Contracts may be accepted.

       (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

       (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

       (d) The Depositor hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Depositor.

The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Counsel of Life Insurance, Ref. No. IP-6-88, November 28, 1988. The Registrant has complied with conditions one through four of the no-action letter.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, County of Hartford, and State of Connecticut on this 21st day of April 2008.

VARIABLE ACCOUNT D OF
UNION SECURITY INSURANCE COMPANY
(Registrant)

By:    John Steven Roberts                  *By:   /s/ Sarah M. Patterson
       -----------------------------------         -----------------------------------
       John Steven Roberts                         Sarah M. Patterson
       Interim President and Chief                 Attorney-in-Fact
       Executive Officer*

UNION SECURITY INSURANCE COMPANY
(Depositor)

By:    John Steven Roberts
       -----------------------------------
       John Steven Roberts
       Interim President and Chief
       Executive Officer*

Pursuant to the requirements of the Securities Act of 1933, this amended Registration Statement has been signed below by the following persons, in the capacities and on the date indicated.

Stacia Nalani Almquist, Treasurer*
S. Craig Lemasters, Director*
Michael J. Peninger, Executive Vice President, Director*
Robert B. Pollock, Chairman of the Board, Director*                By:    /s/ Sarah M. Patterson
                                                                          -----------------------------------
John Steven Roberts, Interim President and Chief Executive                Sarah M. Patterson
 Officer*                                                                 Attorney-in-Fact
Lesley G. Silvester, Director*                                     Date:  April 21, 2008

333-43799

                                 EXHIBIT INDEX

9          Opinion and Consent of Counsel.
10(a)      Consent of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm.
10(b)      Consent of Deloitte & Touche LLP, LLP, Independent Registered Public Accounting Firm.
99         Copy of Power of Attorney.